     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON: JULY 31, 1997


                                               REGISTRATION NO. 2-83631/811-3738
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ------------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
                  Pre-Effective Amendment No.
                  ------------------------                                   [ ]

                  Post-Effective Amendment No. 25                            [X]

                                     and/or
REGISTRATION STATEMENT UNDER
   THE INVESTMENT COMPANY ACT OF 1940                                        [X]

                  Amendment No. 26                                           [X]

                            ------------------------
                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (713) 526-5251
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)
                            ------------------------

                             CYNTHIA A. TOLES, ESQ.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                      P.O. BOX 3206, HOUSTON, TEXAS 77253
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------
                                    Copy to:
                              JOHN A. DUDLEY, ESQ.
                           SULLIVAN & WORCESTER, LLP
                         1025 CONNECTICUT AVENUE, N.W.
                             WASHINGTON, D.C. 20036
                            ------------------------
               It is proposed that this filing will become effective:


                     ----   immediately upon filing pursuant to paragraph (b)
                            on August 1, 1997 pursuant to paragraph (b)
                     ----
                     ----   60 days after filing pursuant to paragraph (a)(1)
                      X     on October 1, 1997 pursuant to paragraph (a)(1)
                     ----
                     ----   75 days after filing pursuant to paragraph (a)(2)
                     ----   on (date) pursuant to paragraph (a)(2) of Rule 485


                            ------------------------

     PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES OF ITS COMMON STOCK. THE REGISTRANT FILED A RULE 24F-2 NOTICE ON JULY 29, 1997 FOR ITS MOST RECENT FISCAL YEAR ENDED MAY 31, 1997.


               Sequential Numbering System: Page  1 of  __ Pages
                    Exhibit Index on Sequential Page Number
                                      ---
================================================================================

                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                            ------------------------

                                   FORM N-1A
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940
                            ------------------------
                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(a))

PART A
  ITEM NO.                                                            PROSPECTUS CAPTION
      1. Cover Page.........................................  Cover Page
      2. Synopsis...........................................  Inapplicable
      3. Condensed Financial Information....................  Financial Highlights
      4. General Description of Registrant..................  Welcome
      5. Management of the Fund.............................  About the Funds Management, About
                                                              the Funds, Types of Investments
      6. Capital Stock and Other Securities.................  About the Series Company, Voting
                                                              Rights
      7. Purchase of Securities Being Offered...............  Series Company Shares
      8. Redemption and Repurchase..........................  Series Company Shares
      9. Pending Legal Proceedings..........................  Inapplicable
PART B
                                                                   STATEMENT OF ADDITIONAL
  ITEM NO.                                                           INFORMATION CAPTION
     10. Cover Page.........................................  Cover Page
     11. Table of Contents..................................  Table of Contents
     12. General Information and History....................  General Information and History
     13. Investment Objectives and Policies.................  Additional Information Regarding
                                                              Certain Funds; Fundamental
                                                              Investment Restrictions;
                                                              Investment Practices
     14. Management of the Registrant.......................  Directors and Officers; Investment
                                                              Adviser; Investment Sub-Advisers
     15. Control Persons and Principal Holders of
         Securities.........................................  Voting and Other Rights
     16. Investment Advisory and Other Services.............  Investment Adviser; Investment
                                                              Sub-Advisers; Other Information
     17. Brokerage Allocation...............................  Portfolio Transactions and
                                                              Brokerage
     18. Capital Stock and Other Securities.................  Other Information
     19. Purchase, Redemption and Pricing of Securities
         Being Offered......................................  Offering, Purchase and Redemption
                                                              of Fund Shares
     20. Tax Status.........................................  Accounting and Tax Treatment
     21. Underwriters.......................................  Offering, Purchase and Redemption
                                                              of Fund Shares
     22. Calculation of Performance Data....................  Calculation of Yield for Money
                                                              Market Fund
     23. Financial Statements...............................  Financial Statements
PART C
Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

AMERICAN GENERAL SERIES
PORTFOLIO COMPANY
                                                       2929 ALLEN PARKWAY
                                                            HOUSTON, TEXAS 77019


PROSPECTUS                                                OCTOBER 1, 1997


The American General Series Portfolio Company (the "Series Company") is a mutual fund made up of 13 separate Funds (the "Funds"). Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 13 Funds:

INDEX EQUITY FUNDS:


          INTERNATIONAL EQUITIES FUND


          Growth through investments tracking the EAFE Index.


          MIDCAP INDEX FUND
          Growth through investments tracking the S&P MidCap 400 Index.

          SMALL CAP INDEX FUND
          Growth through investments tracking the Russell 2000 Index.


          STOCK INDEX FUND


          Growth through investments tracking the S&P 500 Index.


ACTIVELY MANAGED EQUITY FUNDS:

          GROWTH FUND
          Growth through investments in service sector companies.

          GROWTH & INCOME FUND
          Growth and income through investments in stocks (or securities convertible into stocks).
INCOME FUNDS:

          CAPITAL CONSERVATION FUND
          Income and possible growth through investments in high quality debt securities.

          GOVERNMENT SECURITIES FUND
          Income and possible growth through investments in intermediate and long-term government debt securities.

          INTERNATIONAL GOVERNMENT BOND FUND
          Income and possible growth through investments in high quality foreign government debt securities.

SPECIALTY EQUITY FUNDS:


          SCIENCE & TECHNOLOGY FUND

          Growth through investments in stocks of companies which benefit from development of science and technology.


          SOCIAL AWARENESS FUND


          Growth through investments in stocks of companies meeting social criteria of the Fund.


MONEY MARKET FUND:

          MONEY MARKET FUND
          Income through investments in short-term money market securities.

ASSET ALLOCATION FUND:


          ASSET ALLOCATION FUND

          Maximum return through investments in a mix of stocks, bonds and money market securities.

SHARES OF THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

These Funds are available to you only through a variable annuity contract you or your employer bought from The Variable Annuity Life Insurance Company ("VALIC") or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. VALIC is a member of the American General Corporation group of companies.

Because different contracts contain different combinations of Funds, all of the Funds in this prospectus may not be available to you. And, there may be some Funds that are available to you that don't appear in this prospectus. See the separate prospectus that describes your, or your employer's, annuity contract for a complete list of Funds in which you may invest. BE SURE TO READ BOTH PROSPECTUSES IN FULL BEFORE YOU START PARTICIPATING AND KEEP THEM FOR FUTURE REFERENCE.


VALIC has filed a Statement of Additional Information, dated October 1, 1997, with the Securities and Exchange Commission. This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to the American General Series Portfolio Company at the address above or call 1-800-44VALIC.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUNDS. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS


                                                  PAGE
                                                  ----
COVER PAGE
WELCOME.......................................      1
FINANCIAL HIGHLIGHTS..........................      2
ABOUT THE FUND'S MANAGEMENT...................     12
     Investment Adviser.......................     12
     Investment Sub-advisers..................     12
     Portfolio Manager........................     13
     How Advisers Are Paid for Their
       Services...............................     13
     About the Board of Directors.............     14
ABOUT THE FUNDS...............................     15
     Growth, Income and Stability
       Categories.............................     15
     About Level of Risk......................     15
     About Portfolio Turnover.................     15
     About Fund Performance...................     16
HOW TO READ A FUND FACT SHEET.................     17
THE INDEX EQUITY FUNDS........................     18
     International Equities Fund..............     20
     MidCap Index Fund........................     22
     Small Cap Index Fund.....................     24
     Stock Index Fund.........................     26
ACTIVELY MANAGED EQUITY FUNDS
     Growth Fund..............................     28
     Growth & Income Fund.....................     30
INCOME FUNDS
     Capital Conservation Fund................     32
     Government Securities Fund...............     34
     International Government Bond Fund.......     36
SPECIALTY EQUITY FUNDS
     Science & Technology Fund................     38
     Social Awareness Fund....................     40



                                                  PAGE
                                                  ----

MONEY MARKET FUND.............................     42
ASSET ALLOCATION FUND.........................     43
     Asset Allocation Fund....................     44
TYPES OF INVESTMENTS..........................     45
     Stocks...................................     45
     Bonds....................................     45
          Asset-Backed Securities.............     45
          Loan Participations.................     45
     Illiquid and Restricted Securities.......     46
     ADRs.....................................     46
     Foreign Currency.........................     46
     When-Issued Securities...................     46
     Money Market Securities..................     46
     Derivatives..............................     47
          Options.............................     47
          Futures Contracts...................     47
     Repurchase Agreements....................     48
     A Word About Risk........................     48
     Investment Practices.....................     49
          Limitations.........................     49
          Lending Portfolio Securities........     49
ABOUT THE SERIES COMPANY......................     50
     Series Company Shares....................     50
     Net Asset Value of the Series Company
       Shares.................................     50
     Dividends and Capital Gains..............     51
     Diversification..........................     51
     Taxes....................................     52
     Voting Rights............................     52
     Reports..................................     52
     Legal Matters............................     52


                                      (i)

WELCOME
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your mean the participant.

American General Series Portfolio Company (the "Series Company") was incorporated under the laws of Maryland on December 7, 1984.

The Series Company is an open-end management investment company and currently consists of 13 different Funds, each of which is described in detail in this prospectus. We serve as each Fund's Investment Adviser and, in this role, report directly to the Series Company's Board of Directors. As Investment Adviser, we make investment decisions for the Funds and are responsible for their day to day management. For more information, see "About the Funds' Management" in this prospectus.

Individuals can't invest in these Funds directly. Instead, they participate through an annuity contract or employer plan with VALIC or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. Most often employers set up these annuity contracts so they can offer their employees a way to save for retirement. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are fully explained in your contract prospectus.

After you invest in a Fund you participate in Fund earnings or losses, in proportion to the amount of money you invest. Depending on your contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money, leave it in the account until you need it, or start receiving annuity payments. At a certain age you may be required to begin withdrawals.


All inquiries regarding this prospectus and annuity contracts issued by VALIC should be directed, in writing, to VALIC Customer Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960.



All inquiries regarding annuity contracts issued by American General Life Insurance Company (AGL) should be directed to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or call 713-831-3505. AGL is a member of the American General Corporation group of companies, as is VALIC.


OPEN-END means shares of the FUNDS can be bought or sold by the Series Company at any time. Also, there is no limit on the
                                                                               1
number of investors who may buy shares.

FINANCIAL HIGHLIGHTS
A FUND'S FISCAL YEAR ends every May 31st.

Financial highlights are provided below for each of the Funds. The financial highlights are for the last 10 years of the Funds or if the Fund has been in operation a shorter period of time, since the date the Fund began operation. Ernst & Young LLP, Independent Auditors for the Series Company, has audited the Series Company's financial statements which include the information presented here. Their unqualified report appears in those audited financial statements, which are included in the Statement of Additional Information.


Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.



INTERNATIONAL EQUITIES FUND

--------------------------------------------------------------------------------


                                                                   FISCAL YEAR ENDED MAY 31,
                                     -------------------------------------------------------------------------------------
                                        1997         1996         1995         1994        1993        1992        1991
                                     ----------   ----------   ----------   ----------   ---------   ---------   ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD      $11.15       $10.42       $10.14        $8.99       $8.03       $8.58       $9.17
                                      --------     --------     --------     --------     -------     -------     -------
+ INCOME (LOSS)
   from net investment income             0.20         0.17         0.15         0.11        0.18        0.15        0.23
   from net realized & unrealized
   gain (loss) on securities              0.63         0.97         0.34         1.17        0.93       (0.55)      (0.59)
                                      --------     --------     --------     --------     -------     -------     -------
   total income (loss) from
   investment operations                  0.83         1.14         0.49         1.28        1.11       (0.40)      (0.36)
                                      --------     --------     --------     --------     -------     -------     -------
- DISTRIBUTIONS
   from net investment income            (0.19)       (0.17)       (0.15)       (0.11)      (0.15)      (0.15)      (0.23)
   from net realized gain on
   securities                            (0.35)       (0.24)       (0.06)       (0.02)
                                      --------     --------     --------     --------     -------     -------     -------
   total distributions                   (0.54)       (0.41)       (0.21)       (0.13)      (0.15)      (0.15)      (0.23)
                                      --------     --------     --------     --------     -------     -------     -------
= SHARE VALUE
   AT END OF PERIOD                     $11.44       $11.15       $10.42       $10.14       $8.99       $8.03       $8.58
                                      ========     ========     ========     ========     =======     =======     =======
TOTAL RETURN                             7.74%       11.14%        4.92%       14.31%      14.18%     (4.69)%      (3.71)%
                                      ========     ========     ========     ========     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
 assets                                  0.42%        0.42%        0.45%        0.47%       0.53%       0.65%       0.37%
 Ratio of net investment income to
 average net assets                      1.75%        1.65%        1.47%        1.43%       2.33%       1.84%       2.67%
 Portfolio turnover rate                   12%          20%          14%           7%          9%          5%          3%
 Number of shares outstanding at
 end of year (000's)                    15,857       18,497       20,074       17,273       7,429       4,256       2,451
 Net assets at end of year (000's)    $181,437     $206,259     $209,091     $175,183     $66,809     $34,182     $21,036
 Average net assets during the year
 (000's)                              $191,117     $204,792     $199,235     $117,264     $45,509     $26,542     $15,693
 Average commission rate paid          $0.0236          N/A          N/A          N/A         N/A         N/A         N/A

                                     PERIOD FROM
                                     OCTOBER 2,
                                        1989
                                     TO MAY 31,
                                        1990
                                     -----------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD       $10.00(1)
                                       --------
+ INCOME (LOSS)
   from net investment income              0.10
   from net realized & unrealized
   gain (loss) on securities              (0.83)
                                       --------
   total income (loss) from
   investment operations                  (0.73)
                                       --------
- DISTRIBUTIONS
   from net investment income             (0.10)
   from net realized gain on
   securities
                                       --------
   total distributions                    (0.10)
                                       --------
= SHARE VALUE
   AT END OF PERIOD                       $9.17
                                       ========
TOTAL RETURN                             (7.42)%
                                       ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
 assets                                   0.19%
 Ratio of net investment income to
 average net assets                       1.10%
 Portfolio turnover rate                     0%
 Number of shares outstanding at
 end of year (000's)                      1,310
 Net assets at end of year (000's)      $12,005
 Average net assets during the year
 (000's)                                $ 7,853
 Average commission rate paid               N/A


------------

(1) The net asset value at the beginning of the period is as of commencement of operations on October 2, 1989.

MIDCAP INDEX FUND(1)
--------------------------------------------------------------------------------

                                                                   FISCAL YEAR ENDED MAY 31,
                                     --------------------------------------------------------------------------------------
                                        1997         1996         1995         1994         1993        1992        1991
                                     ----------   ----------   ----------   ----------   ----------   ---------   ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR        $19.09       $15.68       $14.54       $14.38       $12.86      $12.51      $12.92
                                      --------     --------     --------     --------     --------     -------     -------
+ INCOME (LOSS)
   from net investment income             0.24         0.24         0.26         0.23         0.24        0.23        0.28
   from net realized & unrealized
    gain (loss) on securities             2.95         4.06         1.59         0.28         1.93        0.39       (0.30)
                                      --------     --------     --------     --------     --------     -------     -------
   total income (loss) from
    investment operations                 3.19         4.30         1.85         0.51         2.17        0.62       (0.02)
                                      --------     --------     --------     --------     --------     -------     -------
- DISTRIBUTIONS
   from net investment income            (0.24)       (0.24)       (0.26)       (0.23)       (0.24)      (0.23)      (0.28)
   from net realized gain on
    securities                           (1.21)       (0.65)       (0.45)       (0.12)       (0.41)      (0.04)      (0.11)
                                      --------     --------     --------     --------     --------     -------     -------
   total distributions                   (1.45)       (0.89)       (0.71)       (0.35)       (0.65)      (0.27)      (0.39)
                                      --------     --------     --------     --------     --------     -------     -------
= SHARE VALUE
   AT END OF YEAR                       $20.83       $19.09       $15.68       $14.54       $14.38      $12.86      $12.51
                                      ========     ========     ========     ========     ========     =======     =======
TOTAL RETURN                            17.48%       28.10%       13.26%        3.52%       17.21%       5.01%       0.20%
                                      ========     ========     ========     ========     ========     =======     =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                                0.40%        0.41%        0.44%        0.46%        0.47%       0.54%       0.67%
 Ratio of net investment income to
   average net assets                    1.24%        1.36%        1.73%        1.62%        1.79%       1.82%       2.41%
 Portfolio turnover rate                   19%          21%          23%          17%           5%        112%        101%
 Number of shares outstanding at
   end of year (000's)                  29,137       28,322       25,988       24,001       14,673       8,862       6,168
 Net assets at end of year (000's)    $607,061     $540,688     $407,557     $349,041     $210,931    $113,992     $77,146
 Average net assets during the year
   (000's)                            $554,397     $477,372     $376,486     $285,247     $154,979     $88,456     $69,696
 Average commission rate paid          $0.0277          N/A          N/A          N/A          N/A         N/A         N/A

                                         FISCAL YEAR ENDED MAY 31,
                                     ---------------------------------
                                       1990        1989        1988
                                     ---------   ---------   ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR       $12.25      $10.86      $13.87
                                      -------     -------     -------
+ INCOME (LOSS)
   from net investment income            0.28        0.30        0.17
   from net realized & unrealized
    gain (loss) on securities            0.71        1.51       (1.41)
                                      -------     -------     -------
   total income (loss) from
    investment operations                0.99        1.81       (1.24)
                                      -------     -------     -------
- DISTRIBUTIONS
   from net investment income           (0.32)      (0.27)      (0.18)
   from net realized gain on
    securities                                      (0.15)      (1.59)
                                      -------     -------     -------
   total distributions                  (0.32)      (0.42)      (1.77)
                                      -------     -------     -------
= SHARE VALUE
   AT END OF YEAR                      $12.92      $12.25      $10.86
                                      =======     =======     =======
TOTAL RETURN                            8.22%      17.06%     (7.30)%
                                      =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                               0.68%       0.74%       0.79%
 Ratio of net investment income to
   average net assets                   2.29%       2.72%       1.51%
 Portfolio turnover rate                 131%         67%        108%
 Number of shares outstanding at
   end of year (000's)                  5,712       5,354       4,827
 Net assets at end of year (000's)    $73,815     $65,586     $52,435
 Average net assets during the year
   (000's)                            $67,421     $57,398     $49,877
 Average commission rate paid             N/A         N/A         N/A


------------

(1) Effective October 1, 1991 the Fund's name was changed from the Capital Accumulation Fund to the MidCap Index Fund. Additionally, on October 1, 1991 the investment objectives and investment program for the Fund were changed. Bankers Trust has been the Fund's Sub-adviser since May 1, 1992.

SMALL CAP INDEX FUND
--------------------------------------------------------------------------------


                                                                   FISCAL YEAR ENDED MAY 31,                        PERIOD FROM
                                                 --------------------------------------------------------------     MAY 1, 1992
                                                    1997         1996         1995         1994         1993      TO MAY 31, 1992
                                                 ----------   ----------   ----------   ----------   ----------   ---------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD                  $16.25       $12.49       $11.52       $11.28       $ 9.93            $10.00(1)
                                                  --------     --------     --------     --------     --------          --------
+ INCOME (LOSS)
   from net investment income                         0.19         0.20         0.17         0.13         0.15              0.02
   from net realized & unrealized gain (loss)
   on securities                                      0.93         4.04         0.97         0.58         1.48             (0.07)
                                                  --------     --------     --------     --------     --------          --------
   total income (loss) from investment
   operations                                         1.12         4.24         1.14         0.71         1.63             (0.05)
                                                  --------     --------     --------     --------     --------          --------
- DISTRIBUTIONS
   from net investment income                        (0.19)       (0.20)       (0.17)       (0.13)       (0.15)            (0.02)
   from net realized gain on securities              (1.00)       (0.28)                    (0.34)       (0.13)
                                                  --------     --------     --------     --------     --------          --------
   total distributions                               (1.19)       (0.48)       (0.17)       (0.47)       (0.28)            (0.02)
                                                  --------     --------     --------     --------     --------          --------
= SHARE VALUE
   AT END OF PERIOD                                 $16.18       $16.25       $12.49       $11.52       $11.28            $ 9.93
                                                  ========     ========     ========     ========     ========          ========
TOTAL RETURN                                         7.51%       34.50%        9.98%        6.18%       16.64%           (0.50)%
                                                  ========     ========     ========     ========     ========          ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets             0.41%        0.41%        0.44%        0.47%        0.47%             0.04%
 Ratio of net investment income to average net
 assets                                              1.34%        1.36%        1.44%        1.10%        1.40%             0.21%
 Portfolio turnover rate                               42%          31%          34%          16%          20%                0%
 Number of shares outstanding at end of year
 (000's)                                            11,893       11,129       10,136        9,381        3,687             1,107
 Net assets at end of year (000's)                $192,459     $180,785     $126,567     $108,050     $ 41,581           $10,989
 Average net assets during the year (000's)       $178,368     $150,448     $120,298      $70,690     $ 22,142           $10,989
 Average commission rate paid                      $0.0297          N/A          N/A          N/A          N/A               N/A


------------

(1) The net asset value at the beginning of the period is as of commencement of operations on May 1, 1992. Bankers Trust has been the Fund's Sub-adviser since May 1, 1992.


STOCK INDEX FUND(1)

--------------------------------------------------------------------------------

                                                                       FISCAL YEAR ENDED MAY 31,
                                    -----------------------------------------------------------------------------------------------
                                        1997           1996           1995           1994          1993         1992        1991
                                    ------------   ------------   ------------   ------------   ----------   ----------   ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR         $20.69         $16.81         $14.39         $14.36       $13.34       $12.60      $11.86
                                     ----------     ----------     ----------     ----------     --------     --------     -------
+ INCOME (LOSS)
   from net investment income              0.39           0.39           0.37           0.35         0.34         0.32        0.31
   from net realized & unrealized
    gain (loss) on securities              5.57           4.26           2.45           0.12         1.20         0.74        0.81
                                     ----------     ----------     ----------     ----------     --------     --------     -------
   total income (loss) from
    investment operations                  5.96           4.65           2.82           0.47         1.54         1.06        1.12
                                     ----------     ----------     ----------     ----------     --------     --------     -------
- DISTRIBUTIONS
   from net investment income             (0.39)         (0.38)         (0.37)         (0.35)       (0.34)       (0.32)      (0.31)
   from net realized gain on
    securities                            (0.17)         (0.39)         (0.03)         (0.09)       (0.18)                   (0.07)
                                     ----------     ----------     ----------     ----------     --------     --------     -------
   total distributions                    (0.56)         (0.77)         (0.40)         (0.44)       (0.52)       (0.32)      (0.38)
                                     ----------     ----------     ----------     ----------     --------     --------     -------
= SHARE VALUE
   AT END OF YEAR                        $26.09         $20.69         $16.81         $14.39       $14.36       $13.34      $12.60
                                     ==========     ==========     ==========     ==========     ========     ========     =======
TOTAL RETURN                             29.24%         28.17%         19.98%          3.29%       11.74%        8.57%       9.98%
                                     ==========     ==========     ==========     ==========     ========     ========     =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average
   net assets                             0.34%          0.35%          0.38%          0.39%        0.43%        0.50%       0.67%
 Ratio of net investment income to
   average
   net assets                             1.76%          2.05%          2.44%          2.44%        2.52%        3.12%       2.82%
 Portfolio turnover rate                     3%             3%            14%             3%           1%          45%          6%
 Number of shares outstanding at
   end of year (000's)                   93,687         85,117         75,451         75,494       66,224       55,598       6,662
 Net assets at end of year (000's)   $2,444,200     $1,760,786     $1,267,992     $1,086,459     $951,200     $741,667     $83,970
 Average net assets during the
   year (000's)                      $2,019,826     $1,498,398     $1,140,085     $1,030,581     $836,510     $167,262     $55,147
 Average commission rate paid           $0.0281            N/A            N/A            N/A          N/A          N/A         N/A

                                        FISCAL YEAR ENDED MAY 31,
                                    ----------------------------------
                                      1990        1989         1988
                                    ---------   ---------   ----------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR      $10.69       $8.90        $9.88
                                     -------     -------     --------
+ INCOME (LOSS)
   from net investment income           0.33        0.27         0.19
   from net realized & unrealized
    gain (loss) on securities           1.32        1.86        (0.92)
                                     -------     -------     --------
   total income (loss) from
    investment operations               1.65        2.13        (0.73)
                                     -------     -------     --------
- DISTRIBUTIONS
   from net investment income          (0.35)      (0.25)       (0.21)
   from net realized gain on
    securities                         (0.13)      (0.09)
                                     -------     -------     --------
   total distributions                 (0.48)      (0.34)       (0.25)
                                     -------     -------     --------
= SHARE VALUE
   AT END OF YEAR                     $11.86      $10.69        $8.90
                                     =======     =======     ========
TOTAL RETURN                          15.78%      24.40%      (7.48)%
                                     =======     =======     ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average
   net assets                          0.61%       0.78%        1.29%
 Ratio of net investment income to
   average
   net assets                          3.05%       3.05%        2.23%
 Portfolio turnover rate                  8%         14%          16%
 Number of shares outstanding at
   end of year (000's)                 3,456       1,924        1,174
 Net assets at end of year (000's)   $40,969     $20,572      $10,443
 Average net assets during the
   year (000's)                      $29,824     $14,060       $7,933
 Average commission rate paid            N/A         N/A          N/A


------------


(1) Bankers Trust has been the Fund's Sub-adviser since May 1, 1992.

GROWTH FUND
--------------------------------------------------------------------------------


                                                                FISCAL YEAR ENDED MAY 31,                           PERIOD FROM
                                                   ----------------------------------------------------           APRIL 29, 1994
                                                      1997                 1996                 1995              TO MAY 31, 1994
                                                   ----------           ----------           ----------           ---------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD                    $16.49               $11.43                $9.87                    $10.00(1)
                                                    --------             --------             --------                   -------
+ INCOME (LOSS)
   from net investment income                           0.02                 0.11                 0.04                      0.01
   from net realized & unrealized gain (loss) on
     securities                                         1.45                 5.27                 1.56                     (0.13)
                                                    --------             --------             --------                   -------
   total income (loss) from investment operations       1.47                 5.38                 1.60                     (0.12)
                                                    --------             --------             --------                   -------
- DISTRIBUTIONS
   from net investment income                          (0.01)               (0.09)               (0.04)                    (0.01)
   from net realized gain on securities                (0.33)               (0.23)
                                                    --------             --------             --------                   -------
   total distributions                                 (0.34)               (0.32)               (0.04)                    (0.01)
                                                    --------             --------             --------                   -------
= SHARE VALUE
   AT END OF PERIOD                                   $17.62               $16.49               $11.43                     $9.87
                                                    ========             ========             ========                   =======
TOTAL RETURN                                           9.00%               47.46%               16.25%                   (1.19)%
                                                    ========             ========             ========                   =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets               0.86%                0.83%                0.91%                     0.08%
 Ratio of net investment income to average net
 assets                                                0.09%                0.89%                0.41%                     0.11%
 Portfolio turnover rate                                 40%                  36%                  61%                        0%
 Number of shares outstanding at end of year
 (000's)                                              42,422               25,826                8,800                     1,001
 Net assets at end of year (000's)                  $747,654             $425,787             $100,614                    $9,885
 Average net assets during the year (000's)         $588,056             $238,228             $ 42,232                    $9,944
 Average commission rate paid                        $0.0499                  N/A                  N/A                       N/A


------------

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.


GROWTH & INCOME FUND

--------------------------------------------------------------------------------


                                                                                                                    PERIOD FROM
                                                                  FISCAL YEAR ENDED MAY 31,                        APRIL 29, 1994
                                                     ---------------------------------------------------                 TO
                                                        1997                 1996                1995               MAY 31, 1994
                                                     ----------           ----------           ---------           --------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD                      $14.78               $11.09               $9.87                   $10.00(1)
                                                      --------             --------             -------                  -------
+ INCOME (LOSS)
   from net investment income                             0.10                 0.08                0.09                     0.02
   from net realized & unrealized gain (loss) on
   securities                                             2.38                 3.77                1.22                    (0.13)
                                                      --------             --------             -------                  -------
   total income (loss) from investment operations         2.48                 3.85                1.31                    (0.11)
                                                      --------             --------             -------                  -------
- DISTRIBUTIONS
   from net investment income                            (0.10)               (0.07)              (0.09)                   (0.02)
   from net realized gain on securities                  (0.29)               (0.09)
                                                      --------             --------             -------                  -------
   total distributions                                   (0.39)               (0.16)              (0.09)                   (0.02)
                                                      --------             --------             -------                  -------
= SHARE VALUE
   AT END OF PERIOD                                     $16.87               $14.78              $11.09                    $9.87
                                                      ========             ========             =======                  =======
TOTAL RETURN                                            17.08%               34.85%              13.35%                  (1.11)%
                                                      ========             ========             =======                  =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                 0.81%                0.79%               0.86%                    0.07%
 Ratio of net investment income to average net
 assets                                                  0.70%                0.63%               0.93%                    0.22%
 Portfolio turnover rate                                   45%                  64%                 97%                      11%
 Number of shares outstanding at end of year
 (000's)                                                12,422                7,685               3,867                    1,002
 Net assets at end of year (000's)                    $209,545             $113,546             $42,867                   $9,890
 Average net assets during the year (000's)           $161,226              $75,158             $21,910                   $9,946
 Average commission rate paid                          $0.0500                  N/A                 N/A                      N/A


------------


(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

CAPITAL CONSERVATION FUND
--------------------------------------------------------------------------------

                                                                 FISCAL YEAR ENDED MAY 31,
                                     ---------------------------------------------------------------------------------
                                       1997        1996        1995        1994        1993        1992        1991
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR        $9.23       $9.52       $9.13       $9.87       $9.29       $8.81       $9.08
                                      -------    --------     -------     -------     -------     -------     -------
+ INCOME (LOSS)
 from net investment income              0.62        0.62        0.63        0.61        0.65        0.69        0.73
 from net realized & unrealized
   gain (loss) on securities             0.08       (0.29)       0.39       (0.69)       0.58        0.48       (0.27)
                                      -------    --------     -------     -------     -------     -------     -------
 total income (loss) from
 investment operations                   0.70        0.33        1.02       (0.08)       1.23        1.17        0.46
                                      -------    --------     -------     -------     -------     -------     -------
- DISTRIBUTIONS
   from net investment income           (0.62)      (0.62)      (0.63)      (0.61)      (0.65)      (0.69)      (0.73)
   from net realized gain on
   securities                                                               (0.05)
                                      -------    --------     -------     -------     -------     -------     -------
   total distributions                  (0.62)      (0.62)      (0.63)      (0.66)      (0.65)      (0.69)      (0.73)
                                      -------    --------     -------     -------     -------     -------     -------
= SHARE VALUE
   AT END OF YEAR                       $9.31       $9.23       $9.52       $9.13       $9.87       $9.29       $8.81
                                      =======    ========     =======     =======     =======     =======     =======
TOTAL RETURN                            7.75%       3.41%      11.80%     (1.13)%       13.60%     13.72%       5.40%
                                      =======    ========     =======     =======     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
 assets                                 0.57%       0.57%       0.58%       0.59%       0.67%       0.77%       0.83%
 Ratio of net investment income to
   average net assets                   6.59%       6.47%       6.88%       6.24%       6.77%       7.80%       8.25%
 Portfolio turnover rate                  45%         80%        100%         55%         58%        121%        142%
 Number of shares outstanding at
   end of period (000's)                7,168       7,604       6,935       6,712       5,095       3,939       2,333
 Net assets at end of period
 (000's)                              $66,747     $70,212     $66,031     $61,305     $50,290     $36,609     $20,541
 Average net assets during the
 period (000's)                       $69,352     $70,271     $61,568     $59,210     $43,316     $29,793     $19,105

                                         FISCAL YEAR ENDED MAY 31,
                                     ---------------------------------
                                       1990        1989        1988
                                     ---------   ---------   ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR        $9.48       $9.29       $9.51
                                      -------     -------    --------
+ INCOME (LOSS)
 from net investment income              0.80        0.75        0.63
 from net realized & unrealized
   gain (loss) on securities            (0.36)       0.17       (0.24)
                                      -------     -------    --------
 total income (loss) from
 investment operations                   0.44        0.92        0.39
                                      -------     -------    --------
- DISTRIBUTIONS
   from net investment income           (0.84)      (0.73)      (0.61)
   from net realized gain on
   securities
                                      -------     -------    --------
   total distributions                  (0.84)      (0.73)      (0.61)
                                      -------     -------    --------
= SHARE VALUE
   AT END OF YEAR                       $9.08       $9.48       $9.29
                                      =======     =======    ========
TOTAL RETURN                            4.73%      10.45%       4.16%
                                      =======     =======    ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
 assets                                 0.83%       0.88%       1.66%
 Ratio of net investment income to
   average net assets                   8.64%       8.82%       6.73%
 Portfolio turnover rate                 125%         55%         27%
 Number of shares outstanding at
   end of period (000's)                1,983       1,429         563
 Net assets at end of period
 (000's)                              $18,006     $13,544      $5,226
 Average net assets during the
 period (000's)                       $16,278      $9,562      $4,584

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

                                                                FISCAL YEAR ENDED MAY 31,
                                     --------------------------------------------------------------------------------
                                       1997        1996        1995        1994        1993        1992        1991
                                     ---------   ---------   ---------   ---------   ---------   ---------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR        $9.61       $9.89       $9.55      $10.30       $9.84       $9.34      $9.20
                                      -------    --------     -------     -------     -------     -------     ------
+ INCOME (LOSS)
   from investment income                0.59        0.61        0.60        0.55        0.61        0.65       0.66
   from net realized & unrealized
   gain (loss) on securities             0.06       (0.28)       0.35       (0.59)       0.59        0.49       0.14
                                      -------    --------     -------     -------     -------     -------     ------
   total income (loss) from
   investment operations                 0.65        0.33        0.95       (0.04)       1.20        1.14       0.80
                                      -------    --------     -------     -------     -------     -------     ------
- DISTRIBUTIONS
   from net investment income           (0.59)      (0.61)      (0.61)      (0.55)      (0.61)      (0.64)     (0.66)
   from net realized gain on
   securities                                                   (0.16)      (0.13)
                                      -------    --------     -------     -------     -------     -------     ------
   total distributions                  (0.59)      (0.61)      (0.61)      (0.71)      (0.74)      (0.64)     (0.66)
                                      -------    --------     -------     -------     -------     -------     ------
= SHARE VALUE
   AT END OF YEAR                       $9.67       $9.61       $9.89       $9.55      $10.30       $9.84      $9.34
                                      =======    ========     =======     =======     =======     =======     ======
TOTAL RETURN                            6.94%       3.32%      10.43%     (0.66)%       12.56%     12.60%      9.28%
                                      =======    ========     =======     =======     =======     =======     ======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
 assets                                 0.56%       0.56%       0.58%       0.59%       0.67%       0.76%      0.87%
 Ratio of net investment income to
 average net assets                     6.11%       6.21%       6.36%       5.44%       6.08%       6.77%      7.25%
 Portfolio turnover rate                  38%         36%        229%         85%        105%         78%        87%
 Number of shares outstanding at
 end of year (000's)                    8,672       8,164       5,478       4,544       3,110       2,090      1,468
 Net assets at end of year (000's)    $83,827     $78,423     $54,174     $43,401     $32,023     $20,559    $13,711
 Average net assets during the year
 (000's)                              $83,293     $68,017     $45,200     $41,596     $26,145     $17,069    $11,393

                                       FISCAL YEAR ENDED MAY 31,
                                     ------------------------------
                                       1990       1989       1988
                                     --------   --------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR       $9.42      $9.24      $9.51
                                      ------     ------     ------
+ INCOME (LOSS)
   from investment income               0.70       0.71       0.61
   from net realized & unrealized
   gain (loss) on securities           (0.17)      0.15      (0.28)
                                      ------     ------     ------
   total income (loss) from
   investment operations                0.53       0.86       0.33
                                      ------     ------     ------
- DISTRIBUTIONS
   from net investment income          (0.75)     (0.68)     (0.60)
   from net realized gain on
   securities
                                      ------     ------     ------
   total distributions                 (0.75)     (0.68)     (0.60)
                                      ------     ------     ------
= SHARE VALUE
   AT END OF YEAR                      $9.20      $9.42      $9.24
                                      ======     ======     ======
TOTAL RETURN                           5.76%      9.57%      3.45%
                                      ======     ======     ======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
 assets                                0.86%      0.85%      1.66%
 Ratio of net investment income to
 average net assets                    7.77%      7.89%      6.48%
 Portfolio turnover rate                 85%        38%        36%
 Number of shares outstanding at
 end of year (000's)                     978        570        405
 Net assets at end of year (000's)    $8,997     $5,374     $3,747
 Average net assets during the year
 (000's)                              $7,233     $4,565     $3,257


INTERNATIONAL GOVERNMENT BOND FUND
--------------------------------------------------------------------------------


                                                                                                                      PERIOD FROM
                                                                                                                      OCTOBER 1,
                                                                         FISCAL YEAR ENDED MAY 31,                      1991 TO
                                                        -----------------------------------------------------------     MAY 31,
                                                           1997         1996        1995        1994        1993         1992
                                                        ----------   ----------   ---------   ---------   ---------   -----------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD                         $11.79       $12.72      $10.97      $11.16      $10.43        $10.00(1)
                                                         --------     --------     -------     -------     -------       -------
+ INCOME (LOSS)
   from net investment income                                0.63         0.65        0.65        0.62        0.76          0.48
   from net realized & unrealized gain (loss) on
   securities and foreign currencies                        (0.49)       (0.89)       1.80       (0.20)       0.70          0.42
                                                         --------     --------     -------     -------     -------       -------
   total income (loss) from investment operations            0.14        (0.24)       2.45        0.42        1.46          0.90
                                                         --------     --------     -------     -------     -------       -------
- DISTRIBUTIONS
   from net investment income                               (0.58)       (0.68)      (0.70)      (0.60)      (0.73)        (0.47)
   from net realized gain on securities                     (0.02)       (0.01)                  (0.01)
                                                         --------     --------     -------     -------     -------       -------
   total distributions                                      (0.60)       (0.69)      (0.70)      (0.61)      (0.73)        (0.47)
                                                         --------     --------     -------     -------     -------       -------
= SHARE VALUE
   AT END OF PERIOD                                        $11.33       $11.79      $12.72      $10.97      $11.16        $10.43
                                                         ========     ========     =======     =======     =======       =======
TOTAL RETURN                                                1.13%        (1.91)%    23.23%       3.87%      14.50%         9.18%
                                                         ========     ========     =======     =======     =======       =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                    0.56%        0.56%       0.59%       0.48%       0.14%         0.08%
 Ratio of net investment income to average net assets       5.13%        5.45%       5.83%       5.87%       7.02%         4.62%
 Portfolio turnover rate                                       4%          11%          6%          3%         26%           12%
 Number of shares outstanding at end of year (000's)       15,680       12,073       6,111       3,741       2,062         1,259
 Net assets at end of year (000's)                       $177,709     $142,383     $77,734     $41,028     $23,009       $13,126
 Average net assets during the year (000's)              $166,147     $114,693     $51,451     $33,561     $18,135       $11,938


------------

(1) The net asset value at the beginning of the period is as of commencement of operations on October 1, 1991.

SCIENCE & TECHNOLOGY FUND

--------------------------------------------------------------------------------


                                                                                                                    PERIOD FROM
                                                                 FISCAL YEAR ENDED MAY 31,                         APRIL 29, 1994
                                                    ----------------------------------------------------                 TO
                                                       1997                 1996                 1995               MAY 31, 1994
                                                       ----                 ----                 ----              --------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD                     $20.48               $14.43                $9.83                   $10.00(1)
                                                     --------             --------             --------                  -------
+ INCOME (LOSS)
   from net investment income                            0.00                 0.00                 0.03                     0.00
   from realized & unrealized gain (loss) on
   securities                                            0.33                 8.08                 4.72                    (0.17)
                                                     --------             --------             --------                  -------
   total income (loss) from investment operations        0.33                 8.08                 4.75                    (0.17)
                                                     --------             --------             --------                  -------
- DISTRIBUTIONS
   from net investment income                           (0.00)               (0.00)               (0.02)                    0.00
   from net realized gain on securities                 (0.93)               (2.03)               (0.13)                    0.00
                                                     --------             --------             --------                  -------
   total distributions                                  (0.93)               (2.03)               (0.15)                    0.00
                                                     --------             --------             --------                  -------
= SHARE VALUE
   AT END OF PERIOD                                    $19.88               $20.48               $14.43                    $9.83
                                                     ========             ========             ========                  =======
TOTAL RETURN                                            1.81%               58.28%               48.61%                  (1.66)%
                                                     ========             ========             ========                  =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                0.96%                0.94%                1.00%                    0.08%
 Ratio of net investment income (loss) to average
 net assets                                           (0.29)%               (0.07)%                0.36%                   0.04%
 Portfolio turnover rate                                 122%                 116%                 121%                       0%
 Number of shares outstanding at end of year
 (000's)                                               40,484               27,696               11,550                    1,001
 Net assets at end of year (000's)                   $804,982             $567,187             $166,683                  $ 9,834
 Average net assets during the year (000's)          $664,608             $363,087             $ 64,974                  $ 9,918
 Average commission rate paid                         $0.0393                  N/A                  N/A                      N/A


------------


(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.



SOCIAL AWARENESS FUND

--------------------------------------------------------------------------------


                                                                  FISCAL YEAR ENDED MAY 31,
                                     -----------------------------------------------------------------------------------
                                        1997         1996        1995        1994        1993        1992        1991
                                     -----------   ---------   ---------   ---------   ---------   ---------   ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD       $15.49      $13.02      $11.98      $12.12      $11.43      $11.13      $10.59
                                      ---------     -------     -------     -------     -------     -------     -------
+ INCOME (LOSS)
   from net investment income              0.24        0.26        0.27        0.26        0.24        0.26        0.26
   from net realized & unrealized
   gain (loss) on securities               4.19        3.37        1.75       (0.02)       1.22        0.30        0.54
                                      ---------     -------     -------     -------     -------     -------     -------
   total income from investment
   operations                              4.43        3.63        2.02        0.24        1.46        0.56        0.80
                                      ---------     -------     -------     -------     -------     -------     -------
- DISTRIBUTIONS
   from net investment income             (0.24)      (0.25)      (0.27)      (0.26)      (0.24)      (0.26)      (0.26)
   from net realized gain on
   securities                             (1.78)      (0.91)      (0.71)      (0.12)      (0.53)
                                      ---------     -------     -------     -------     -------     -------     -------
   total distributions                    (2.02)      (1.16)      (0.98)      (0.38)      (0.77)      (0.26)      (0.26)
                                      ---------     -------     -------     -------     -------     -------     -------
= SHARE VALUE
   AT END OF PERIOD                      $17.90      $15.49      $13.02      $11.98      $12.12      $11.43      $11.13
                                      =========     =======     =======     =======     =======     =======     =======
TOTAL RETURN                             30.48%      28.85%      18.19%       1.97%      13.08%       5.08%       7.89%
                                      =========     =======     =======     =======     =======     =======     =======
 RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
 assets                                   0.56%       0.56%       0.58%       0.60%       0.63%       0.16%       0.44%
 Ratio of net investment income to
 average net assets                       1.53%       1.80%       2.22%       2.19%       2.14%       2.34%       2.66%
 Portfolio turnover rate                   109%        117%        148%         83%        106%        203%        100%
 Number of shares outstanding at
 end of year (000's)                      8,677       5,220       4,143       3,817       2,819       1,799         973
 Net assets at end of year (000's)     $155,349     $80,887     $53,927     $45,729     $34,166     $20,570     $10,835
 Average net assets during the year
 (000's)                               $106,139     $66,888     $47,942     $41,002     $26,920     $15,365     $ 7,959
 Average commission rate paid           $0.0400         N/A         N/A         N/A         N/A         N/A         N/A

                                       PERIOD FROM
                                     OCTOBER 2, 1989
                                           TO
                                      MAY 31, 1990
                                     ---------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD           $10.00(1)
                                           --------
+ INCOME (LOSS)
   from net investment income                  0.20
   from net realized & unrealized
   gain (loss) on securities                   0.59
                                           --------
   total income from investment
   operations                                  0.79
                                           --------
- DISTRIBUTIONS
   from net investment income                 (0.20)
   from net realized gain on
   securities
                                           --------
   total distributions                        (0.20)
                                           --------
= SHARE VALUE
   AT END OF PERIOD                          $10.59
                                           ========
TOTAL RETURN                                  8.09%
                                           ========
 RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
 assets                                       0.23%
 Ratio of net investment income to
 average net assets                           2.04%
 Portfolio turnover rate                        95%
 Number of shares outstanding at
 end of year (000's)                            612
 Net assets at end of year (000's)          $ 6,485
 Average net assets during the year
 (000's)                                    $ 5,358
 Average commission rate paid                   N/A


------------


(1) The net asset value at the beginning of the period is as of commencement of operations on October 2, 1989.

MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                 FISCAL YEAR ENDED MAY 31,
                                     ----------------------------------------------------------------------------------
                                        1997        1996        1995        1994        1993        1992        1991
                                     ----------   ---------   ---------   ---------   ---------   ---------   ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR         $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                      --------     -------    --------    --------     -------     -------     -------
+ INCOME
   from net investment income             0.05        0.05        0.05        0.03        0.03        0.05        0.07
                                      --------     -------    --------    --------     -------     -------     -------
- DISTRIBUTIONS
   from net investment income            (0.05)      (0.05)      (0.05)      (0.03)      (0.03)      (0.05)      (0.07)
                                      --------     -------    --------    --------     -------     -------     -------
= SHARE VALUE
   AT END OF YEAR                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                      ========     =======    ========    ========     =======     =======     =======
TOTAL RETURN                             5.02%       5.26%       4.90%       2.83%       2.85%       4.47%       7.11%
                                      ========     =======    ========    ========     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
 assets                                  0.57%       0.57%       0.57%       0.58%       0.63%       0.67%       0.68%
 Ratio of net investment income to
 average net assets                      4.95%       5.14%       4.75%       2.78%       2.81%       4.42%       6.86%
 Number of shares outstanding at
 end of year (000's)                   128,125      83,618      82,256      50,534      45,323      48,355      38,572
 Total net assets at end of year
 (000's)                              $128,125     $83,618     $82,254     $50,533     $45,322     $48,353     $38,570
 Average net assets during the year
 (000's)                              $113,882     $84,271     $67,021     $46,222     $45,562     $46,305     $34,733

                                        FISCAL YEAR ENDED MAY 31,
                                     --------------------------------
                                       1990        1989       1988
                                     ---------   --------   ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR        $1.00      $1.00       $1.00
                                      -------     ------     -------
+ INCOME
   from net investment income            0.08       0.08        0.05
                                      -------     ------     -------
- DISTRIBUTIONS
   from net investment income           (0.08)     (0.08)      (0.05)
                                      -------     ------     -------
= SHARE VALUE
   AT END OF YEAR                       $1.00      $1.00       $1.00
                                      =======     ======     =======
TOTAL RETURN                            8.31%      8.63%       6.02%
                                      =======     ======     =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
 assets                                 0.74%      0.46%       1.77%
 Ratio of net investment income to
 average net assets                     7.93%      8.39%       5.30%
 Number of shares outstanding at
 end of year (000's)                   27,628     21,445       7,336
 Total net assets at end of year
 (000's)                              $27,628    $21,445      $7,341
 Average net assets during the year
 (000's)                              $22,563    $13,385      $5,390



ASSET ALLOCATION FUND(1)

--------------------------------------------------------------------------------

                                                                    FISCAL YEAR ENDED MAY 31,
                                     ----------------------------------------------------------------------------------------
                                        1997         1996         1995         1994         1993         1992         1991
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR        $12.55       $11.24       $10.84       $11.18       $10.66       $11.05       $10.48
                                      --------     --------     --------     --------     --------     --------     --------
+ INCOME (LOSS)
   from net investment income             0.77         0.44         0.44         0.37         0.35         0.30         0.40
   from net realized & unrealized
     gain (loss) on
     securities                           1.44         1.53         0.82        (0.15)        0.61        (0.19)        0.57
                                      --------     --------     --------     --------     --------     --------     --------
   total income from investment
   operations                             2.21         1.97         1.26         0.22         0.96         0.11         0.97
                                      --------     --------     --------     --------     --------     --------     --------
- DISTRIBUTIONS
   from net investment income            (0.78)       (0.44)       (0.44)       (0.37)       (0.35)       (0.30)       (0.40)
   from net realized gain on
   securities                            (1.41)       (0.22)       (0.42)       (0.19)       (0.09)       (0.20)
                                      --------     --------     --------     --------     --------     --------     --------
   total distributions                   (2.19)       (0.66)       (0.86)       (0.56)       (0.44)       (0.50)       (0.40)
                                      --------     --------     --------     --------     --------     --------     --------
= SHARE VALUE
   AT END OF YEAR                       $12.57       $12.55       $11.24       $10.84       $11.18       $10.66       $11.05
                                      ========     ========     ========     ========     ========     ========     ========
TOTAL RETURN                            15.89%       17.90%       12.43%        1.86%        9.17%        0.87%        9.75%
                                      ========     ========     ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
 assets                                  0.57%        0.57%        0.58%        0.59%        0.70%        0.90%        0.92%
 Ratio of net investment income to
 average net assets                      3.26%        3.62%        4.03%        3.24%        3.28%        2.72%        3.94%
 Portfolio turnover rate                  103%         119%         133%          76%          78%         111%          55%
 Number of shares outstanding at
   end of year (000's)                  14,107       15,142       16,319       17,956       14,758       13,341       11,891
 Net assets at end of year (000's)    $177,347     $190,024     $183,393     $194,576     $165,002     $142,213     $131,416
 Average net assets during the year
 (000's)                              $179,615     $187,576     $186,487     $185,036     $151,450     $137,179     $116,266
 Average commission rate paid          $0.0401          N/A          N/A          N/A          N/A          N/A          N/A

                                          FISCAL YEAR ENDED MAY 31,
                                     -----------------------------------
                                        1990         1989        1988
                                     ----------   ----------   ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR        $10.06        $9.40      $11.07
                                      --------     --------     -------
+ INCOME (LOSS)
   from net investment income             0.55         0.62        0.35
   from net realized & unrealized
     gain (loss) on
     securities                           0.44         0.65       (0.31)
                                      --------     --------     -------
   total income from investment
   operations                             0.99         1.27        0.04
                                      --------     --------     -------
- DISTRIBUTIONS
   from net investment income            (0.57)       (0.61)      (0.35)
   from net realized gain on
   securities                                                     (1.36)
                                      --------     --------     -------
   total distributions                   (0.57)       (0.61)      (1.71)
                                      --------     --------     -------
= SHARE VALUE
   AT END OF YEAR                       $10.48       $10.06       $9.40
                                      ========     ========     =======
TOTAL RETURN                            10.06%       14.00%       0.88%
                                      ========     ========     =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
 assets                                  0.92%        1.00%       1.01%
 Ratio of net investment income to
 average net assets                      5.38%        6.43%       3.56%
 Portfolio turnover rate                   51%          93%        162%
 Number of shares outstanding at
   end of year (000's)                  11,158        9,969       9,196
 Net assets at end of year (000's)    $116,966     $100,248     $86,476
 Average net assets during the year
 (000's)                              $107,626     $ 92,364     $77,192
 Average commission rate paid              N/A          N/A         N/A



(1) The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

ABOUT THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

VALIC'S ADDRESS is
2929 Allen Parkway,
Houston, Texas 77019.
INVESTMENT ADVISER
VALIC, a stock life insurance company, has been in the investment advisory business since 1960. Since May 30, 1985, VALIC has been the Investment Adviser for the Funds that comprise the Series Company.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states and Canada and collectively provide financial services with activities heavily weighted toward insurance.
BANKERS TRUST'S PRINCIPAL
OFFICES are located at
130 Liberty St., New York,
New York 10006.
As Investment Adviser, VALIC is responsible for each Fund's day to day operations. Also, VALIC develops Fund investment strategy and buys and sells Fund investments. VALIC serves as Investment Adviser through an Investment Advisory Agreement it enters into with each Fund. These agreements are renewed once each year, by the Series Company Board of Directors.

One Investment Advisory Agreement covers these Funds:

T. ROWE PRICE'S
PRINCIPAL OFFICES
are located at
100 East Pratt Street,
Baltimore, Maryland
21202.


                                      Effective Date of
            Fund Name                     Agreement
            ---------                 -----------------
Asset Allocation Fund
Money Market Fund
Capital Conservation Fund
                                      September 7, 1990
Government Securities Fund
International Equities Fund
Social Awareness Fund
International Government Bond          October 1, 1991
 Fund


Another Investment Advisory Agreement covers these Funds:

                                      Effective Date of
            Fund Name                     Agreement
            ---------                 -----------------
MidCap Index Fund
Stock Index Fund                         May 1, 1992
Small Cap Index Fund
Growth Fund
Growth & Income Fund                     May 1, 1994
Science & Technology Fund

VALUE LINE'S PRINCIPAL
OFFICES are located at
220 East 42nd Street,
New York, New York
10017-5981.
For more information on these agreements, see the "Investment Adviser" section in the Statement of Additional Information.
INVESTMENT SUB-ADVISERS
For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

The Sub-advisers are:

BANKERS TRUST COMPANY ("BANKERS TRUST")


Since May 1, 1992, Bankers Trust has been the Sub-adviser for the MidCap Index Fund, the Stock Index Fund, and the Small Cap Index Fund. Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of March 31, 1997, Bankers Trust managed $233 billion in assets. Bankers Trust is entirely owned by the Bankers Trust New York Corporation, a bank holding company. Bankers Trust is the seventh largest U.S. financial services institution as of December 31, 1996.


T. ROWE PRICE ASSOCIATES, INC.
("T. ROWE PRICE")

Since May 1, 1994, T. Rowe Price has been the Sub-adviser for the Growth Fund and the Science & Technology Fund. T. Rowe Price was incorporated in Maryland in 1947.


The firm, which was founded by Thomas Rowe Price Jr. in 1937, is one of the pioneers of the growth stock theory of investing. T. Rowe Price, one of the nation's leading no-load fund managers, and its affiliates manage over $95 billion of assets as of December 31, 1996. Its approach to managing money is based on proprietary research and a strict investment discipline developed over six decades.


VALUE LINE, INC. ("VALUE LINE")

Since May 1, 1994, Value Line has been the Sub-adviser for the Growth & Income Fund.


Value Line, with assets under management in excess of $5 billion as of June 30, 1997, provides investment counseling services to companies and others. Investment selection is based on the Value Line Ranking System for TimelinessTM, which has evolved over many years of research. Value Line also publishes the Value Line Investment Survey, one of the best known U.S. investment advisory services covering about 1,700 stocks, organized into 90 industries. The majority of Value Line's outstanding stock is owned by Arnold Bernhard & Co., Inc. Value Line is a New York corporation.

--------------------------------------------------------------------------------

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER

A portfolio manager is a person or team of persons VALIC, or one of its Sub-advisers, has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.

HOW ADVISERS ARE PAID FOR
THEIR SERVICES

VALIC


Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.


Here is a list of the percentages each Fund pays VALIC.


                                           Advisory Fee
              Fund Name                    (Annual Rate)
              ---------                    -------------
Index Equity Funds
 International Equities         )        0.35% on the first
   Fund                         )        $500 million;
 MidCap Index Fund              )        0.25% on assets
 Small Cap Index Fund           )        over
 Stock Index Fund               )        $500 million
Growth Fund                                    0.80%
Growth & Income Fund                           0.75%
Capital Conservation Fund                      0.50%
Government Securities Fund                     0.50%
International Government Bond
 Fund                                          0.50%
Science & Technology Fund                      0.90%
Social Awareness Fund                          0.50%
Money Market Fund                              0.50%
Asset Allocation Fund*                         0.50%


The Investment Advisory Agreements we entered into with each Fund do not limit how much the Funds pay in monthly expenses each year. However, we voluntarily limit the Funds' monthly expenses as follows:

If a Fund's average monthly expenses, when annualized, are more than 2% of the Fund's estimated average daily net assets, we will pay the difference. As a result the Fund's yield or total return will increase. If VALIC decides to stop voluntarily reducing a Fund's expenses, it may do so by giving 30 days' notice, in writing, to the Series Company. To date, VALIC has not had to reduce expenses of any Fund as a result of this 2% voluntary reduction.


For the fiscal year ended May 31, 1997, the total expenses paid by the Series Company of each Fund's average net assets were, as a percentage, as follows:



                                                      Total
                                                    Expenses
                    Fund Name                         Ratio
                    ---------                       --------
International Equities Fund                           0.42%
MidCap Index Fund                                     0.40%
Small Cap Index Fund                                  0.41%
Stock Index Fund                                      0.34%
Growth Fund                                           0.86%
Growth & Income Fund                                  0.81%
Capital Conservation Fund                             0.57%
Government Securities Fund                            0.56%
International Government Bond Fund                    0.56%
Science & Technology Fund                             0.96%
Social Awareness Fund                                 0.56%
Money Market Fund                                     0.57%
Asset Allocation Fund*                                0.57%



* The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

--------------------------------------------------------------------------------

For more information on
WHAT THE SUB-ADVISERS
ARE PAID, see the
"Investment Sub-Advisers"
section in the Statement of
Additional Information.
The Sub-advisers

According to the agreements we have with the Sub-advisers, we pay them directly out of the fee we receive from the Funds. The Funds do not pay the Sub-advisers directly. We pay them a percentage of what is paid to us by the Funds. We and the Sub-advisers may agree to change the amount of money we pay them when their agreements are renewed each year. Any such change increasing the charge would have to be approved by the Series Company Board of Directors and by the shareholders of the Fund.

Under the Investment Sub-Advisory
Agreement we have with Bankers Trust, we pay to Bankers Trust a monthly fee based on the respective average daily net asset values of the MidCap Index Fund, the Stock Index Fund and the Small Cap Index Fund at the annual rate of .05% on the first $500 million and .03% on assets over $500 million.

Under the Investment Sub-Advisory
Agreement we have with T. Rowe Price, we pay T. Rowe Price a monthly fee based on the average daily net asset values of the Growth Fund at an annual rate of
 .50% and the Science & Technology Fund at the annual rate of .60%.

Under the Investment Sub-Advisory
Agreement we have with Value Line, we pay Value Line a monthly fee based on the average daily net asset value of the Growth & Income Fund at an annual rate of
 .45%.

VALIC is required to pay a minimum yearly sub-advisory fee of $50,000 for the Small Cap Index Fund. There are no minimum yearly sub-advisory fees for the Stock Index Fund, MidCap Index Fund, Growth Fund, Growth & Income Fund and the Science & Technology Fund.

According to the agreements we have with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to manage these Funds and to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.
The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants. Further, in the case of T. Rowe Price, it may include any indirectly related broker.

The Investment Company Act of 1940 ("1940 Act") permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker can not be greater than the usual and customary broker's commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the Securities and Exchange Commission ("SEC"). The Series Company and the Sub-advisers have entered into a written contract, as required by the 1940 Act, to allow the Sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

We and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

ABOUT THE BOARD OF DIRECTORS

The Series Company Board of Directors currently consists of nine members: five are independent directors, three are VALIC employees, and one is an employee of American General Corporation.

The Board of Directors may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, INCOME AND STABILITY
CATEGORIES

The Funds offered in this prospectus fall into three general investment categories: growth, income and stability.

Growth Category

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:


  Asset Allocation Fund


  Growth Fund

  Growth & Income Fund


  International Equities Fund



  MidCap Index Fund



  Science & Technology Fund



  Small Cap Index Fund


  Social Awareness Fund


  Stock Index Fund


Income Category

Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on the Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to the Fund on a regular basis.

Series Company Income Category includes:

  Capital Conservation Fund


  Government Securities Fund



  International Government Bond Fund


Stability Category

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

  Money Market Fund

ABOUT LEVEL OF RISK

The risks involved in each Fund are described in each Fund's Fact Sheet. These risks include market risk, credit risk, interest rate risk and risk associated with foreign securities. These risks are described in the "Types of Investments"
section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds discussed below, portfolio turnover is lower because the make up of the index stays fairly constant.

High portfolio turnover may cause a fund's expenses to increase. For example, a fund may have to pay brokerage fees and other related expenses.

--------------------------------------------------------------------------------

For each of the last two fiscal years the portfolio turnover rates for each of the Funds except the Money Market Fund were as follows:


                                          Fiscal Year Ending
                                        -----------------------
                                        May 31,        May 31,
                                          1996           1997
                                        -------        -------
International Equities Fund                  20%            12%
MidCap Index Fund                            21%            19%
Small Cap Index Fund                         31%            42%
Stock Index Fund                              3%             3%
Growth Fund                                  36%            40%
Growth & Income Fund                         64%            45%
Capital Conservation Fund                    80%            45%
Government Securities Fund                   36%            38%
International Government Bond
 Fund                                        11%             4%
Science & Technology Fund                   116%           122%
Social Awareness Fund                       117%           109%
Asset Allocation Fund                       119%           103%


A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate increases a Fund's transaction costs and expenses.
Excessive short-term trading may result in excessive "short-short income" under the Internal Revenue Code ("Code"). Excessive "short-short income" in a Fund could affect a Fund's status as a regulated investment company (RIC) under the Code. Failure of a Fund to qualify as a RIC could cause the separate accounts investing in the Fund to be nondiversified under Section 817[h] of the Code. See "Dividends and Capital Gains," "Diversification" and "Taxes" in this prospectus for a fuller discussion of certain of these tax provisions.

ABOUT FUND PERFORMANCE

From time to time the Series Company may advertise Fund performance information such as Fund average total return and index total return. Current Fund performance and information as to how this Fund performance information is calculated appears in the Statement of Additional Information. Additionally, information on separate account performance appears in your contract prospectus.

HOW TO READ A FUND FACT SHEET

--------------------------------------------------------------------------------

                                    [CHART]

THE INDEX EQUITY FUNDS
--------------------------------------------------------------------------------

INDEX FUNDS have
outperformed most mutual
funds over consecutive ten
year periods. However,
because they are managed
to track an index they will
rise and fall with the
market.
Four of the 13 Funds in the Series Company are Index Equity Funds investing mostly in stocks. Their investment strategy is to track the performance of a specific index. This strategy is followed whether markets go up or down. As part of this investment strategy, each Fund may also invest in futures contracts and options. Because these Funds do not have a defensive investment strategy, when the market goes down, you will bear the risk of such market decline.

Index Funds perform best over the long term. This means you should plan to keep your money in an Index Fund for a period of years.

WHAT IS AN INDEX?
An index reflects the average performance of a particular class of securities. Examples of indexes include large company stocks (S&P 500 Index), mid-size company stocks (S&P MidCap 400 Index), the bond market, or stocks of companies in specific industries. Indexes are not managed funds, and cannot be bought. Investment advisers compare the results of the funds they manage to indexes that are close to the investment style of the fund. Information about the Series Company's use of Standard & Poor's Indexes is in the Statement of Additional Information.

WHICH INDEXES DO THESE FUNDS TRY
TO TRACK?
While there are more than a hundred different indexes, the Index Funds in this prospectus try to track four very prominent stock indexes:

The Stock Index Fund tracks the
Standard & Poor's 500 Stock Index(R)*

The Standard & Poor's 500 Stock Index(R) (S&P 500) tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. These companies are usually listed on the New York Stock Exchange. It also tracks performance of common stocks sold by foreign and smaller U.S. companies in similar industries. The smaller U.S. companies are usually listed on the American Stock Exchange. In total, this index tracks 500 common stocks.

This index may periodically change some of the stocks it tracks. And, different indexes sometimes track some of the same stocks. For example, as of May 31, 1997, this Index was tracking 24 of the same stocks tracked by the Russell 2000 Index.


The MidCap Index Fund tracks the
Standard & Poor's MidCap 400(R) Index*

The Standard & Poor's MidCap 400(R) Index (S&P MidCap 400) tracks the common stock performance of 400 medium capitalized U.S. and foreign companies that are in the manufacturing, utilities, transportation, and financial industries. Medium capitalized means the market value of these companies' stock is around $600 million.

Standard & Poor's created this Index in 1991 to give investors an idea of how the stocks of medium capitalized companies generally perform.


Standard & Poor's may periodically change some of the stocks in the index. And, different indexes sometimes include some of the same stocks. For example, as of May 31, 1997, this Index was tracking 139 of the same stocks tracked by the Russell 2000 Index. This Index does not track the same stocks as the S&P 500 Index.


The Small Cap Index Fund tracks
The Russell 2000(R) Index**


The Russell 2000 Index is provided by The Frank Russell Company. This Index tracks the common stock performance of 2,000 small capitalized U.S. companies in various industries. Small capitalized means these companies have a market value below $1 billion.



The Frank Russell Company created this Index in 1979 to give investors an idea of how the stocks of small capitalized companies generally perform. The median market capitalization for the Index was $380 million.



The stocks tracked by this Index are updated annually because many small capitalized companies eventually become medium capitalized companies and some fail.


------------
 * "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "S&P MidCap 400(R)" are trademarks of Standard & Poor's ("S&P"). Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in these Funds.

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

--------------------------------------------------------------------------------

The International Equities Fund tracks
The Morgan Stanley Capital International,
Europe, Australia and the Far East
(EAFE) Index.

The EAFE Index tracks the performance of about 1,000 common stocks of companies in 20 foreign countries. This index provides a measure of the performance of companies in the more developed countries in Europe, Australia and the Far East.

Morgan Stanley publishes the EAFE Index daily and, at times, may change some of the stocks in the index.

HOW CLOSELY CAN INDEX FUNDS TRACK
THE PERFORMANCE OF THEIR INDEX?

The factors that cause a Fund to perform differently from the Index it tries to track are called tracking differences. There is no assurance that an Index Fund can track its index.

The coefficient of correlation (r) is an index number which shows how closely two variables are related. If r=0 there is no tendency for one variable to change with the other. A value of +1 means that one variable will vary exactly with the other. Index funds try to keep their coefficient of correlation as close to 1 as possible. As a practical matter, any coefficient above 0.95, when measured against the comparison index, shows good tracking.
The index may remove one stock and substitute another requiring the sub-adviser of the Fund to do the same. When a stock is sold and the new stock purchased, the Fund incurs transaction costs. The index incurs no transaction costs. Therefore, the portfolio manager cannot match exactly the performance of an index.

Also, it may not be possible for a Fund to buy every stock in its index or in the same proportions. Fund portfolio managers may rely on a statistical selection technique to figure out, of the stocks tracked by their index, how many and which ones to buy. Stocks are bought and sold when they are added to or dropped from the Index. This keeps brokerage fees and other transaction costs low. For more information, see the "Investment Strategy" sections on each Fund's Fact Sheet.

INTERNATIONAL EQUITIES


FUND


Fact Sheet

-------------------------------------------------

Investment Goal     GROWTH THROUGH


                      INVESTMENTS TRACKING


                      THE EAFE INDEX

-------------------------------------------------

Investment Category GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER


VALIC


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

--------------------------------------------------

PORTFOLIO MANAGER: While this Fund attempts to track the performance of the EAFE Index, it is actively managed. William Trimbur, Jr. has been this Fund's Portfolio Manager since the Fund was started in 1989. He has been Vice President and Investment Officer for the Series Company since 1987. Mr. Trimbur is also the portfolio manager for the International Government Bond Fund.



INVESTMENT OBJECTIVE


Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.



INVESTMENT RISK


As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments don't have. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


The Fund invests in a sampling of about 100 foreign stocks of companies that are either in the EAFE Index or are similar to stocks in the EAFE Index. These stocks, as a group, should reflect EAFE's performance. Since it may not be possible for this Fund to buy every stock included in this index or in the same proportions, we buy as many stocks as are needed to closely track the performance of the EAFE Index.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
Fund Investments                 Fund's Assets*
-------------------------------------------------
Stocks in the EAFE Index         at least 65%**
-------------------------------------------------
Other investments not in         no more than 35%
EAFE Index
  Foreign equity and
  related securities
  including common
  stocks, convertible
  stocks, preferred stocks
  and warrants
-------------------------------------------------
Futures and options              no more than 33%
  Covered put and call
  options on foreign
  currencies
  Listed and unlisted put
  and call options on
  currency futures
  Listed and unlisted
  foreign currency
  contracts
-------------------------------------------------
High quality foreign and         up to 100%
  domestic money market
  securities**
-------------------------------------------------
Illiquid and restricted          no more than 10%
securities
-------------------------------------------------
 *At time of purchase.
**It is possible we may invest up to 100% of the
  Fund's assets in short term, high quality, foreign
  and domestic money market securities when we think
  economic, political and market conditions in
  foreign countries make it too risky to follow our
  general guidelines.

INTERNATIONAL EQUITIES FUND


Fact Sheet


--------------------------------------------------------------------------------


For the fiscal year ended May 31, 1997, the Fund had a return of 8.16% before subtracting expenses of 0.42%. This return represented a positive tracking difference of 0.62% compared to the EAFE Index. The outperformance was a result of good representation in certain sectors of the European markets and avoidance of some issues in Asia which performed poorly.


                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000


               INVESTMENT IN THE INTERNATIONAL EQUITIES FUND AND


                                 THE EAFE INDEX



                      AVERAGE ANNUAL TOTAL RETURN -- FUND


                                    [CHART]


                            FISCAL YEAR ENDED MAY 31



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

MIDCAP INDEX FUND


Fact Sheet

-------------------------------------------------

Investment Goal     GROWTH THROUGH


                      INVESTMENTS TRACKING


                      THE S&P 400 MIDCAP


                      INDEX

-------------------------------------------------

Investment Category GROWTH


--------------------------------------------------------------------------------


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".
INVESTMENT ADVISER


VALIC



INVESTMENT SUB-ADVISER


Bankers Trust



INVESTMENT OBJECTIVE


Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400 Index.



INVESTMENT RISK


The S&P MidCap 400 Index includes the stocks of many medium sized companies. These companies usually do not have as much financial strength as very large companies and so may not be able to do as well in difficult times. However, because they are medium sized, they have more potential to grow, which means the value of their stock may increase. The S&P MidCap 400 Index also includes stocks of certain medium sized foreign companies. These stocks can be more risky than large company stocks. An index fund holding nearly all of the 400 stocks in the S&P MidCap 400 Index avoids the risk of individual stock selection and seeks to provide the return of the medium-sized company sector of the market. On average that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.



Because this Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY


The Fund invests in most of the stocks in the S&P MidCap 400 Index that, as a group, should reflect its performance. Since it may not be possible for this Fund to buy every stock included in this index or in the same proportions, we buy as many stocks as we need to closely track the performance of the S&P MidCap 400 Index.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
Fund Investments                 Fund's Assets*
-------------------------------------------------
Stocks in the S&P MidCap         at least 65%
400 Index
-------------------------------------------------
Foreign stocks (listed and       no more than 20%
over-the-counter) in the
S&P MidCap 400 Index
-------------------------------------------------
Futures and options              no more than 33%
-------------------------------------------------
Investments not in the S&P       no more than 35%
MidCap 400 Index
    Common stock and
    related securities
    High quality money
    market securities
    Illiquid and restricted
    securities
-------------------------------------------------
*At time of purchase.

MIDCAP INDEX FUND


Fact Sheet


--------------------------------------------------------------------------------


For the fiscal year ended May 31, 1997, the Fund had a return of 17.88%, before subtracting expenses of 0.40%. This represented a negative tracking difference of 0.33% compared to the S&P MidCap 400 Index. The close tracking was the result of low cost trading techniques, and the use of futures to maintain a fully invested position.



                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000


                    INVESTMENT IN THE MIDCAP INDEX FUND AND


                            THE S&P MIDCAP 400 INDEX



                      AVERAGE ANNUAL TOTAL RETURN -- FUND


                                    [CHART]


                            FISCAL YEAR ENDED MAY 31


                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000


                    INVESTMENT IN THE MIDCAP INDEX FUND AND


                            THE S&P MIDCAP 400 INDEX



                      AVERAGE ANNUAL TOTAL RETURN -- FUND


                                    [CHART]


                            FISCAL YEAR ENDED MAY 31



   * Effective October 1, 1991, the Fund's name was changed from the Capital Accumulation Fund to the MidCap Index
    Fund. Additionally, the investment objectives and investment program for the Fund were changed.



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

SMALL CAP INDEX


FUND


Fact Sheet

-------------------------------------------------

Investment Goal     GROWTH THROUGH


                      INVESTMENTS TRACKING


                      THE RUSSELL 2000


                      INDEX

-------------------------------------------------

Investment Category GROWTH


--------------------------------------------------------------------------------


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".
INVESTMENT ADVISER


VALIC



INVESTMENT SUB-ADVISER


Bankers Trust



INVESTMENT OBJECTIVE


Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000 Index.



INVESTMENT RISK


The Russell 2000 Index includes many small U.S. companies. Some of these companies often do not have the financial strength needed to do well in difficult times. Also, they often sell limited numbers of products, which can make it harder for them to compete with medium and large companies. However, because they are small, their stock prices may fluctuate more over the short-term, but they have more potential to grow. This means their stock value may offer greater potential for appreciation. An index fund holding a large sampling of the 2,000 stocks in the Russell 2000 Index avoids the risks of individual stock selection and seeks to provide the return of the smaller-sized company sector of the market. On average that return has been positive over the years but has been negative at certain times. There is no assurance that a positive return will occur in the future.



Because this Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


The Fund invests in a sampling of stocks in the Russell 2000 Index that, as a group, should reflect its performance. Since it may not be possible for this Fund to buy every stock included in this index or in the same proportions, we buy as many stocks as we need to closely track the performance of the Russell 2000 Index.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
Fund Investments                 Fund's Assets*
-------------------------------------------------
Stocks in the Russell 2000       at least 65%
Index
-------------------------------------------------
Foreign stocks (listed and       no more than 20%
over-the-counter) in the
Russell 2000 Index
-------------------------------------------------
Futures and options              no more than 33%
-------------------------------------------------
Investments not in the           no more than 35%
Russell 2000 Index
    Common stock and
    related securities
    High quality money
    market securities
    Illiquid and restricted
    securities
-------------------------------------------------
*At time of purchase.

SMALL CAP INDEX FUND


Fact Sheet


--------------------------------------------------------------------------------


For the fiscal year ended May 31, 1997, the Fund had a return of 7.92%, before subtracting expenses of 0.41%. This represented a positive tracking difference of .95% compared to the Russell 2000 Index. The Fund uses futures to maintain a fully invested position to track its index but incurs fees and charges to acquire securities which created a variance from the index.


                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000


                   INVESTMENT IN THE SMALL CAP INDEX FUND AND


                             THE RUSSELL 2000 INDEX



                      AVERAGE ANNUAL TOTAL RETURN -- FUND


                                    [CHART]


                            FISCAL YEAR ENDED MAY 31



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

STOCK INDEX FUND


Fact Sheet

-------------------------------------------------

Investment Goal     GROWTH THROUGH


                      INVESTMENTS TRACKING


                      THE S&P 500 INDEX

-------------------------------------------------

Investment Category GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".
VALIC



INVESTMENT SUB-ADVISER


Bankers Trust



INVESTMENT OBJECTIVE


Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500 Index.



INVESTMENT RISK


The S&P 500 Index includes the stocks of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any stock can rise and fall over short and long periods of time. This Fund which holds nearly all of the 500 stocks in the S&P 500 Index avoids the risk of individual stock selection and seeks to provide the return of the large company sector of the market. In the past that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.



Because the Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks, such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY


The Fund invests in most of the stocks in the S&P 500 Index that, as a group, should reflect its performance. Since it may not be possible for this Fund to buy every stock included in this Index or in the same proportions, we buy as many stocks as we need to closely track the performance of the S&P 500 Index.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
Fund Investments                 Fund's Assets*
-------------------------------------------------
Stocks in the S&P 500            at least 65%
Index
-------------------------------------------------
Foreign stocks (listed and       no more than 20%
over-the-counter) in the
S&P 500 Index
-------------------------------------------------
Futures and options              no more than 33%
-------------------------------------------------
Investments not in the S&P       no more than 35%
500 Index
    Common stock and
    related securities
    High quality money
    market securities
    Illiquid and restricted
    securities
-------------------------------------------------
*At time of purchase.

STOCK INDEX FUND


Fact Sheet


--------------------------------------------------------------------------------


For the fiscal year ended May 31, 1997, the Fund had a return of 29.58%, before subtracting expenses of 0.34%. This return represented a positive tracking difference of 0.15% compared to the S&P 500 Index(C). A combination of careful purchasing of securities, low cost trading techniques, and the use of futures to maintain a fully invested position resulted in the close tracking of the Index.


                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000


            INVESTMENT IN THE STOCK INDEX FUND AND THE S&P 500 INDEX



                      AVERAGE ANNUAL TOTAL RETURN -- FUND


                                    [CHART]


                            FISCAL YEAR ENDED MAY 31



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

GROWTH FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                       INVESTMENTS IN
                       SERVICE SECTOR
                       COMPANIES
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
Additional information
about THE FUND'S
INVESTMENTS
is provided under
"Types of Investments".
VALIC

INVESTMENT SUB-ADVISER
T. Rowe Price

--------------------------------------------------
PORTFOLIO MANAGER: This Fund is managed by an Investment Advisory Committee chaired by John H. Laporte. He has been chairman of this committee since it was started in 1994. Mr. Laporte joined T. Rowe Price in 1976 and has been managing investments since 1984.

INVESTMENT OBJECTIVE
Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.

INVESTMENT RISK
This Fund invests in many companies that are small and/or new. These companies face special risks because they may not have the financial strength to do well during difficult times. The securities that the Fund invests in involve certain risks, such as market risk, and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus. INVESTMENT STRATEGY
The Fund invests primarily in U.S. companies that are in the services industry. Examples include: consumer services (retailing, entertainment/leisure, media communications, restaurants/food distribution) business services (healthcare, computer services), and financial services (insurance, investment service). We believe if service companies outpace overall economic growth, their stocks could generate above-average returns. Currently, over 50% of the U.S. economy is made up of service companies.

We follow the guidelines listed below for making the primary investments for the Fund.


                                 Percent of
Fund Investments                 Fund's Assets*
-------------------------------------------------
Common stocks and                at least 75%
related securities, bonds,
preferred stock, convertible
stock of service industry
companies
-------------------------------------------------
Foreign securities               up to 15%
-------------------------------------------------
Equity securities sold by        up to 25%
non-service related
companies
-------------------------------------------------
Illiquid and restricted          up to 15%
securities**
-------------------------------------------------
Futures and options              up to 25%
-------------------------------------------------
High quality money market        up to 100%
securities***
-------------------------------------------------
  *At time of purchase.
 **We may invest up to 15% of the Fund's assets in
   illiquid securities. Restricted securities are
   explained under "Types of Investments".
***If, for temporary defensive reasons, we invest
   35% or more of the Fund's assets in money market
   securities, it is likely 25% or more of the
   Fund's assets will be invested in securities of
   the banking industry. This type of concentration
   in a single industry may increase the general
   level of risk to the Fund.

GROWTH FUND
Fact Sheet

--------------------------------------------------------------------------------


For the fiscal year ended May 31, 1997, the Fund had a return of 9.86% before subtracting expenses of 0.86%. This return represented a negative tracking difference of 19.57% compared to the Fund's benchmark, the S&P 500 Index. The Fund's focus on non-cyclical growth companies in service businesses, a strategy that performs well in a slow growth economy, was not in favor as a surprisingly strong economy drove favorable earnings reports in most industries.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
              INVESTMENT IN THE GROWTH FUND AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

GROWTH & INCOME
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH AND INCOME
                      THROUGH INVESTMENTS
                      IN STOCKS OR
                      SECURITIES CONVERTIBLE
                      INTO STOCKS
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".
VALIC

INVESTMENT SUB-ADVISER
Value Line
--------------------------------------------------
PORTFOLIO MANAGER: This Fund is managed by an Investment Committee comprised of Value Line employees.

INVESTMENT OBJECTIVE
Seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

INVESTMENT RISK

This Fund invests almost entirely in stocks. Stock values can rise and fall over both short and long periods of time. However, we believe that our investment strategy helps us to manage the risks the Fund is subject to such as market risk, credit risk, interest rate risk and risk associated with foreign securities. The Value Line Ranking System (the Ranking System) (discussed below) does not eliminate these risks. The Sub-adviser believes that the Ranking System provides objective standards for determining whether the market is undervaluing or overvaluing a particular security. Using these rankings provides no assurance that the Fund will perform better than the general market over any particular period. For a discussion of market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY

The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in securities that will provide current income. We make investments which, according to the Value Line Ranking System, are timely. Timely means that, in Value Line's opinion, on a ranking scale of 1 (highest) to 5 (lowest), certain stocks in the Ranking System are more likely to outperform the others over the coming year.

The Value Line Investment Survey covers about 1,700 stocks that are ranked for Timeliness by the Ranking System. These rankings are updated weekly. Stocks ranked 1 or 2 are expected to comprise the majority of the Fund's investments. However, the Fund may invest in stocks ranked below 2 or hold stocks that have fallen below 3, when the Sub-adviser decides it is appropriate.

We follow the guidelines listed below for making the primary investments for the Fund.

                              Percent of
Fund Investments              Fund's Assets*
-------------------------------------------------
Common stocks and equity      generally 90-95%
related securities
bonds, preferred stock,
convertible stock and
warrants
-------------------------------------------------
Futures and options           up to 25%
-------------------------------------------------
Foreign securities            up to 20%
-------------------------------------------------
Illiquid and restricted       up to 15%
securities**
-------------------------------------------------
High quality money market     up to 100%
securities***
-------------------------------------------------
    *At time of purchase.
  **We may invest up to 15% of the Fund's assets in
    illiquid securities, as long as no more than 5%
    of the Fund's total assets are invested in
    restricted securities that are also considered
    illiquid.
     Restricted investments are explained under
    "Types of Investments".
 ***For temporary defensive reasons, we may invest
    up to 100% of the Fund's assets in fixed income
    securities such as U.S. Government securities,
    bonds, commercial paper, repurchase agreements
    and cash equivalents. We may do this when we
    think economic and market conditions make it too
    risky for us to follow our general guidelines.

GROWTH & INCOME FUND
Fact Sheet

--------------------------------------------------------------------------------


For the fiscal year ended May 31, 1997, the Fund had a return of 17.89% before subtracting expenses of 0.81%. This return represented a negative tracking difference of 11.54% compared to the Fund's benchmark, the S&P 500 Index. Large capitalization stocks have led this market advance, with small and midcap stocks lagging. This disparate performance impacted the Fund negatively as the small and midcap stocks are well represented in the Value Line Timeliness Ranking System. The Fund is managed using that system.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                   INVESTMENT IN THE GROWTH & INCOME FUND AND
                               THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

CAPITAL CONSERVATION
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     INCOME AND POSSIBLE
                      GROWTH THROUGH
                      INVESTMENTS IN
                      HIGH QUALITY DEBT
                      SECURITIES
-------------------------------------------------
Investment Category INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER
Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".
VALIC
--------------------------------------------------
PORTFOLIO MANAGER: Leon A. Olver, Vice President and Investment Officer for the Series Company is this Fund's Portfolio Manager. Mr. Olver was an Assistant Vice President for Pulte Financial Companies, Denver, Colorado, from 1984 to 1991. From 1991 to 1995 Mr. Olver worked for First Heights Bank, Houston, Texas; he was Vice President, Assistant Treasurer 1991-1994, and Vice President, Treasurer from 1994 to 1995. He is also the Portfolio Manager for the Government Securities Fund.

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Investment Risk
The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in high quality bonds to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.


We follow the guidelines listed below for making the primary investments for the Fund.


                                 Percent of
Fund Investments                 Fund's Assets*
-------------------------------------------------
Investment grade                 at least 75%
intermediate and long-term
corporate bonds rated at
least Baa by Moody's or
another rating organiza-
tion**, securities issued or
guaranteed by the U.S.
Government***, mortgage
backed securities, asset-
backed securities,
collateralized mortgage
obligations and high quality
money market securities
-------------------------------------------------
Debt securities                  up to 25%
rated at least B by
Moody's or another rating
organization****
Preferred or convertible
preferred stock,
Convertible debt securities
-------------------------------------------------
Foreign securities, mostly       up to 20%
foreign bonds that are of
the same quality as other
bonds purchased by this
Fund
-------------------------------------------------
Common stocks*****               up to 10%
-------------------------------------------------
Futures and options              up to 33%
-------------------------------------------------
Illiquid and restricted          up to 10%
securities
-------------------------------------------------
     *At time of purchase.
    **For more information concerning ratings see
      "Description of Corporate Bond Ratings" and
      "Description of Commercial Paper Ratings" in
      the Statement of Additional Information.
  ***U.S. Government securities are securities
     issued or guaranteed by the U.S. Government
     which are supported by (i) the full faith and
     credit of the U.S. Government, (ii) the right
     of the issuer to borrow from the U.S. Treasury,
     (iii) the credit of the issuing government
     agency or (iv) the discretionary authority of
     the U.S. Government or GNMA to purchase certain
     obligations of the agency. For more information
     see "Government Securities Fund" in the
     Statement of Additional Information.
 ****The Fund currently intends to limit these
     investments to no more than 5% of its total
     assets. For the fiscal year ended May 31, 1997
     approximately 3% of the Fund's average monthly
     assets were invested in securities rated below
     Baa determined on a dollar-weighted basis.
*****Only stocks acquired by conversion of
     income-bearing securities or by exercising
     warrants attached to income-bearing securities.

CAPITAL CONSERVATION FUND
Fact Sheet

--------------------------------------------------------------------------------


For the fiscal year ended May 31, 1997, the Fund had a return of 8.32% before subtracting expenses of 0.57%. This represents a negative tracking difference of 0.53% from the Fund's benchmark; the Merrill Lynch Corporate Master Bond Index. An increase in credit quality with an accompanying lower yield on those issues exerted a negative effect. As credit concerns diminish higher yields may be obtainable.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                INVESTMENT IN THE CAPITAL CONSERVATION FUND AND
                    THE MERRILL LYNCH CORPORATE MASTER INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

GOVERNMENT
SECURITIES FUND
Fact Sheet
-------------------------------------------------
Investment Goal     INCOME AND POSSIBLE
                      GROWTH THROUGH
                      INVESTMENTS IN
                      INTERMEDIATE & LONG-
                      TERM GOVERNMENT
                      DEBT SECURITIES
-------------------------------------------------
Investment Category INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER
Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".
VALIC

--------------------------------------------------
PORTFOLIO MANAGER: Leon A. Olver, Vice President and Investment Officer for the Series Company, is this Fund's Portfolio Manager. Mr. Olver was an Assistant Vice President for Pulte Financial Companies, Denver, Colorado from 1984 to 1991. From 1991 to 1995 Mr. Olver worked for First Heights Bank, Houston, Texas; he was Vice President, Assistant Treasurer 1991-1994; and Vice President, Treasurer from 1994 to 1995. He is also the Portfolio Manager for the Capital Conservation Fund.

INVESTMENT OBJECTIVE
Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

INVESTMENT RISK
The securities the Fund invests in involve certain risks, including interest rate risk, credit risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.
INVESTMENT STRATEGY
The Fund primarily invests in intermediate and long term U.S. Government and government sponsored investments. The Fund may also use up to 20% of its assets to make high quality foreign investments payable in U.S. dollars.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
-------------------------------------------------
Debt securities issued or        at least 80%
guaranteed by the U.S.
Government**, asset-
backed securities, high
quality domestic money
market securities
-------------------------------------------------
Mortgage-backed securities       up to 25%
-------------------------------------------------
High quality foreign             up to 20%
government securities and
high quality foreign money
market securities payable in
U.S. dollars
-------------------------------------------------
Futures and options              up to 33%
  Listed and unlisted call
  and put options on
  securities, stock indices
  and currencies
-------------------------------------------------
Illiquid and restricted          up to 10%
securities
-------------------------------------------------
 *At time of purchase.
**U.S. Government securities are securities issued
  or guaranteed by the U.S. Government and which are
  supported by (i) the full faith and credit of the
  U.S. Government, (ii) the right of the issuer to
  borrow from the U.S. Treasury, (iii) the credit of
  the issuing government agency, or (iv) the
  discretionary authority of the U.S. Government or
  GNMA to purchase certain obligations of the
  agency. For more information see "Government
  Securities Fund" in the Statement of Additional
  Information.

GOVERNMENT SECURITIES FUND
Fact Sheet

--------------------------------------------------------------------------------


For the fiscal year ended May 31, 1997, the Fund had a return of 7.50% before subtracting expenses of 0.56%. This represents a positive tracking difference of 0.12% from the Fund's benchmark, the Lehman Brothers U.S. Treasury Composite Index. Positions in callable agency notes and collateralized mortgage obligations allowed the Fund to achieve an enhanced yield.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                INVESTMENT IN THE GOVERNMENT SECURITIES FUND AND
               THE LEHMAN BROTHERS U.S. TREASURY COMPOSITE INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

INTERNATIONAL
GOVERNMENT BOND
Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     INCOME AND POSSIBLE
                       GROWTH THROUGH
                       INVESTMENTS IN HIGH
                       QUALITY FOREIGN
                       GOVERNMENT DEBT
                       SECURITIES
-------------------------------------------------
Investment Category INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC
--------------------------------------------------
PORTFOLIO MANAGER: William Trimbur, Jr. has been this Fund's Portfolio Manager since the Fund was started in 1991. He has been Vice President and Investment Officer for the American General Series Portfolio Company since 1987. Mr. Trimbur is also the Portfolio Manager for the International Equities Fund.

INVESTMENT OBJECTIVE
Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.

INVESTMENT RISK
This Fund invests mostly in bonds that are issued by foreign governments. Although these governments promise to pay the principal and interest due on their bonds, it is still possible you may not get back all the money you invest.

For a discussion of the risks associated with foreign securities, credit risk, and interest rate risk see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund aims to give you foreign investment opportunities primarily in high quality government and government sponsored debt securities. Since the Fund expects to concentrate in certain foreign government securities, it is classified as a "non-diversified" investment company. Also, the Fund attempts to have all of its investments payable in foreign currencies. The Fund may also convert its cash to foreign currency. To help us choose which countries to invest in we rely, in part, on the Salomon Brothers Non-U.S. Dollar World Government Bond Index (Salomon Index).
The Salomon Index is a widely used, international government bond index. It tracks the performance of government bonds sold in Austria, Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, and the United Kingdom. In addition, the Fund may invest in securities in other countries, provided such securities are payable in the currencies of the countries in the Salomon Index. We do not try to copy this index's performance. Rather, we use it as a guide.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
-------------------------------------------------
High quality debt securities     at least 65%
issued or guaranteed by
foreign governments
-------------------------------------------------
Other high quality debt          no more than 35%
securities, including
  Foreign corporate debt
  and foreign money
  market securities
  sold in the countries
  listed above
  High quality domestic
  money market
  securities and debt
  obligations issued or
  guaranteed by the
  U.S. Government
  Foreign currency
  exchange transactions
-------------------------------------------------
Futures and options              no more than 33%
  Covered put and
  call options on
  foreign currencies
  Listed put and
  call options on
  currencies
  Listed and
  unlisted foreign
  currency futures
  contracts
-------------------------------------------------
Illiquid and restricted          up to 10%
securities
-------------------------------------------------
*At time of purchase.

INTERNATIONAL GOVERNMENT BOND FUND
Fact Sheet

--------------------------------------------------------------------------------

For temporary defensive reasons, we may invest up to 100% of the Fund's assets in short term, high quality US money market securities, and US Government debt securities. We may do this when we think economic, political or market conditions in foreign countries make it too risky to follow our general guidelines.


For the fiscal year ended May 31, 1997, the Fund had a return of 1.69% before subtracting expenses of 0.56%. This represents a positive tracking difference of 0.44% compared to its benchmark, the Salomon Brothers Non-U.S. Dollar World Government Bond Index. The yield was reduced by the strong dollar versus all currencies in which the Fund is invested.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
              INVESTMENT IN THE INTERNATIONAL GOVERNMENT BOND FUND
                             AND THE SALOMON INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

SCIENCE &


TECHNOLOGY FUND


Fact Sheet

-------------------------------------------------

Investment Goal     GROWTH THROUGH


                       INVESTMENTS IN


                       STOCKS OF COMPANIES


                       WHICH BENEFIT FROM


                       DEVELOPMENT OF


                       SCIENCE AND


                       TECHNOLOGY

-------------------------------------------------

Investment Category GROWTH


--------------------------------------------------------------------------------

Additional information
about THE FUND'S
INVESTMENTS
is provided under
"Types of Investments".

INVESTMENT ADVISER


VALIC



INVESTMENT SUB-ADVISER


T. Rowe Price

--------------------------------------------------

PORTFOLIO MANAGER: This Fund is managed by an Investment Advisory Committee chaired by Charles A. Morris. He has been chairman of this committee since it was started in 1994. Mr. Morris joined T. Rowe Price in 1987 as an investment analyst. He has been managing investments since 1991.



INVESTMENT OBJECTIVE


Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.



INVESTMENT RISK


The Science & Technology Fund invests in many small and/or new companies that develop and sell new products or services. These products or services may fail or become quickly outdated. Also, small and new companies have limited product lines and do not always have the financial strength to do well in difficult times. Because these companies are small, their stock prices will go up and down over the short-term, but may have greater growth potential.



The securities the Fund invests in involve certain risks, including market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY


The Fund invests in companies that are expected to benefit from scientific breakthroughs and advancements in technology. We believe that stocks of companies that develop products using new technology or benefit from this technology may greatly increase in value. These companies are in the following industries: computer, pharmaceutical, defense, telecommunications and electronics.



We follow the guidelines listed below for making the primary investments for the Fund.



                                     Percent of
        Fund Investments           Fund's Assets*
-------------------------------------------------
Common stocks of science         at least 65%
and technology companies
-------------------------------------------------
Other equity-related             up to 25%
securities of science and
technology companies
including convertible debt
securities, convertible
preferred stock
-------------------------------------------------
Foreign securities               up to 30%
-------------------------------------------------
Illiquid and restricted          up to 15%
securities**
-------------------------------------------------
Futures and options              up to 25%
-------------------------------------------------
High quality money market        up to 100%
securities***
-------------------------------------------------



  * At time of purchase.



 ** We may invest up to 15% of the Fund's assets in illiquid securities.
    Restricted securities are explained under "Types of Investments".



*** For temporary defensive reasons, we may


     invest up to 100% of the Fund's assets in cash and cash equivalents. We may do this when we think economic and market conditions make it too risky for us to follow our general guidelines.

SCIENCE & TECHNOLOGY FUND


Fact Sheet


--------------------------------------------------------------------------------


For the fiscal year ended May 31, 1997, the Fund had a return of 2.77% before subtracting expenses of 0.96%. This represents a negative tracking difference of 26.66% compared to the Fund's benchmark, the S&P 500 Index. The market performance for large capitalization stocks caused much of the negative tracking as the Fund tends to hold significant amounts of small and midcap stocks. A number of valuation compressions due to volatile market conditions, also weighed on results.


                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000


                  INVESTMENT IN THE SCIENCE & TECHNOLOGY FUND


                             AND THE S&P 500 INDEX



                      AVERAGE ANNUAL TOTAL RETURN -- FUND


                                    [CHART]


                            FISCAL YEAR ENDED MAY 31



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

SOCIAL AWARENESS
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                       INVESTMENTS IN
                       STOCKS OF COMPANIES
                       MEETING SOCIAL
                       CRITERIA OF THE FUND
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".
VALIC
--------------------------------------------------
PORTFOLIO MANAGER: Since 1992, John W. Mossbarger has been this Fund's Portfolio Manager and Vice President and Investment Officer for the Series
Company. From 1988 to 1992,
Mr. Mossbarger worked for American General Corporation: he was Managing Director, Common Stocks from 1989 to 1992, and Senior Vice President, Equity Investments from 1988 to 1989.

INVESTMENT OBJECTIVE
Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

The Fund invests only in companies which meet its social criteria. The Fund does not invest in companies that:

M  produce nuclear energy;

M  make military weapons or delivery systems; or

M engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).

INVESTMENT RISK
Most of the companies this Fund invests in are included in the S&P 500 Index. This Fund's degree of market risk is slightly greater than the Stock Index Fund's degree of risk. This is because its investments are more limited by its investment objective. This Fund may also experience market risk, and risks associated with foreign securities. For a discussion of these risks see the Stock Index Fund's Fact Sheet and "A Word About Risk" in this prospectus.

If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

INVESTMENT STRATEGY
We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
-------------------------------------------------
Common stocks of companies       at least 80%
meeting Fund's social criteria
-------------------------------------------------
Other types of securities of     up to 20%
companies meeting social
criteria including
    Foreign securities
    Preferred stock
    Convertible securities
    High quality money market
    securities and warrants
-------------------------------------------------
Futures and options              up to 33%
-------------------------------------------------
Illiquid and restricted          up to 10%
  securities
-------------------------------------------------
*At time of purchase.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since our definition of social criteria is not "fundamental," the Series Company's Board of Directors may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

SOCIAL AWARENESS FUND
Fact Sheet

--------------------------------------------------------------------------------


For the fiscal year ended May 31, 1997, the Fund had a return of 31.04% before subtracting expenses of 0.56%. This resulted in a positive tracking difference of 1.61% compared to the Fund's benchmark, the S&P 500 Index. Concentration on the larger capitalization growth sectors and avoidance of the volatile tobacco industry aided performance.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE SOCIAL AWARENESS FUND
                             AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

MONEY MARKET FUND
Fact Sheet
-------------------------------------------------
Investment Goal     INCOME THROUGH
                       INVESTMENT IN SHORT-
                       TERM MONEY MARKET
                       SECURITIES
-------------------------------------------------
Investment Category STABILITY

--------------------------------------------------------------------------------

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".
INVESTMENT ADVISER
VALIC

--------------------------------------------------
PORTFOLIO MANAGER: Teresa Moro has been this Fund's Portfolio Manager and Vice President and Investment Officer for the Series Company since 1991. From 1986 to 1991, Ms. Moro was an Assistant Vice President and Money Market Trader for the Fund.

INVESTMENT OBJECTIVE
Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT RISK
The short-term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.

Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.
INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's assets to buy short-term securities that are rated within the highest rating category for short term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

M Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities
M Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion
M   Commercial paper sold by corporations and finance companies
M   Corporate debt obligations with remaining maturities of 13 months or less
M   Repurchase agreements
M Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)
M   Asset-backed securities
M   Loan participations
M   Adjustable rate securities
M   Illiquid and restricted securities (except for Rule 144A Securities)*
------------
 *limited to 10% of the Fund's net assets

ASSET ALLOCATION

FUND
Fact Sheet
-------------------------------------------------
Investment Goal     MAXIMUM RETURN
                       THROUGH INVESTMENT
                       IN A MIX OF STOCKS,
                       BONDS AND MONEY
                       MARKET SECURITIES
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

--------------------------------------------------
PORTFOLIO MANAGER: Norman Jaskol who is Vice President and Managing Director of Investments for VALIC is the Portfolio Manager of this Fund. Mr. Jaskol has been Vice President and Senior Investment Officer for the Series Company since 1988.

INVESTMENT OBJECTIVE
Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

INVESTMENT RISK
The Fund uses the Bankers Trust Tactical Asset Allocation Model (Model) which allocates the Fund's assets. The Model tries to get the best return from three types of securities. A part of that program also tries to reduce risk.

The mix of securities the Fund invests in involves market risk, credit risk, interest rate risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund is an asset allocation fund that attempts to maximize returns with a mix of stocks, bonds and money market securities. We buy and sell securities for the Fund by changing its investment mix among stocks, intermediate and long-term bonds and money market securities. As a result, the Fund's investments may change often. Also, the Fund can invest 100% in just one of these market sectors.


Unlike an index fund, which tries to increase the money you invest by matching a specific index's performance, the Asset Allocation Fund tries to perform better than a blend of three market sectors measured by:


M  the S&P 500 Index;

M  the Merrill Lynch Corporate and
   Government Master Index; and
For additional information
about THE FUND'S
INVESTMENTS see "Types
of Investments" in the
prospectus.
M  the Certificate of Deposit Primary
   Offering by New York City Banks,
   30-Day Rate

To help us decide how to allocate the Fund's assets, we rely on the Model. The Model analyzes many factors that affect the performance of securities that comprise certain indexes.

Based on the Model, we intend to allocate the Fund's assets around the following benchmarks:

stocks (common stock, preferred         55%
  stock and convertible preferred
  stock)
intermediate and long-term bonds        35%
high quality money market securities    10%


The Fund has established separate sub-objectives for investments in each of the three market sectors. Within the stock sector, the Fund seeks appreciation of capital by selecting investments that it expects will participate in the growth of the nation's economy. Within the bond sector, the Fund will generally seek high current income consistent with reasonable investment risk. Within the money market sector, the Fund seeks the highest level of current income consistent with liquidity, stability, and preservation of capital.



As of May 31, 1997, the Fund's assets were invested as follows:



stocks                                  61.32%
intermediate and long-term bonds        31.81%
high quality money market securities    6.87%*


------------
* After taking the contract value of futures positions into consideration. See "Types of Investments".

Because there is no limit as to how often we may buy and sell securities for this Fund, this can increase what is called the "portfolio turnover" rate. A higher rate of portfolio turnover will also increase the brokerage fees and expenses payable out of the Fund's assets. For more information about portfolio turnover, see "About the Funds" in this prospectus.

ASSET ALLOCATION FUND

Fact Sheet

--------------------------------------------------------------------------------


For the fiscal year ended May 31, 1997, the Fund had a return of 16.46% before subtracting expenses of 0.57%. This represents a negative tracking difference of 2.67% compared to the Fund's benchmark, a blended Index of the S&P 500 Index, the Merrill Lynch Corporate and Government Master Index and the Certificate of Deposit Primary Offering to New York City Banks, 30 Day Rate. An over weighting of some midcap stocks during the first half of the year caused the equity portion of the Fund to underperform. That strategy was changed and subsequent performance has more closely paralleled the relevant index.


                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000

                    INVESTMENT IN THE ASSET ALLOCATION FUND*

                             AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31


* The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000

                    INVESTMENT IN THE ASSET ALLOCATION FUND*

                            AND THE MODEL BENCHMARK

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

* Beginning September 1, 1992 we began to use the Bankers Trust Tactical Asset Allocation Model to manage this Fund. The performance of the Fund may be compared to a benchmark comprised of a weighted average of three market sectors in which the Fund invests. This benchmark is described above.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

STOCKS -- also called equity securities
If you own a share of stock, you own a part of the company that issued it. Companies sell stock to get the money they need to grow.

There are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

All of the Funds except the Money Market Fund in this prospectus may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.

BONDS -- also called debt securities
Bonds are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds the Funds may invest in are as follows: U.S. Government bonds and investment grade corporate bonds (the Capital Conservation Fund may also invest in below investment grade bonds). For a description of investment grade bonds see "A Word about Risk -- Market Risk" in this prospectus.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

ISSUED means the
Company (ISSUER) sold it
originally to the public.
Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.

Bonds rated Ba or B by Moody's Investors Services, Inc. (generally known as lower-medium and lower-quality bonds) are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower-medium and lower-quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For more information about
BONDS AND RATINGS OF
BONDS, see the Statement
of Additional Information.
For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

For more information about
ASSET-BACKED SECURITIES
see the Statement of
Additional Information.
Asset-Backed Securities
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders.

All of the Funds in this prospectus may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

--------------------------------------------------------------------------------

For more information about
LOAN PARTICIPATIONS see
the Statement of Additional
Information.
Loan Participations
A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

For more information about
WHEN-ISSUED SECURITIES,
see the Statement of
Additional Information.
All the Funds in this prospectus may invest in loan participations.

ILLIQUID AND RESTRICTED SECURITIES

An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a fund owns a stock that is not sold very often and the fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.

For more information about
ILLIQUID AND RESTRICTED
SECURITIES see the
Statement of Additional
Information.
A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC. For more information about Rule 144A securities see the Statement of Additional Information. These investments can be very risky because the Fund's ability to sell a restricted stock is very limited.

For more information about
MONEY MARKET SECURITIES
OF FOREIGN ISSUERS the
Funds may purchase, see
the Statement of Additional
Information.
All the Funds may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them. See "Limitations" below.

ADRS

ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. We consider ADRs foreign securities.

FOREIGN CURRENCY

For more information about
FOREIGN CURRENCY
EXCHANGE TRANSACTIONS,
see the Statement of
Additional Information.
All of the Funds, except the Government Securities Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Funds may also buy foreign currencies to pay for foreign securities bought for the Fund.

The Funds, except the Money Market Fund and the Government Securities Fund, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar.

WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.

All of the Funds may buy when-issued securities in accordance with their investment strategy.

MONEY MARKET SECURITIES

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Money Market Fund may invest in is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or Standard & Poor's or another nationally recognized rating service or if unrated, deemed high quality by VALIC.

These high quality money market securities include:

M Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

M Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

M   Commercial paper sold by corporations and finance companies

M   Corporate debt obligations with remaining maturities of 13 months or less

M Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities

--------------------------------------------------------------------------------

DERIVATIVES

Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. Derivatives are bought to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We buy derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. We do not buy derivatives to speculate.

The Funds, except the Money Market Fund, may buy two types of derivatives: futures and options.

Options
An option is the right to buy or sell any type of investment for a preset price over a specific period of time.

Call Option
For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.

On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before it expires, you must sell to Mr. Smith 10 shares of stock X at $25.00 per share.

Put Option
Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more. Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.

For more information on
put and call OPTIONS AND
FINANCIAL FUTURES
CONTRACTS AND OPTIONS,
see the Statement of
Additional information.
Futures Contracts
A futures contract is an agreement between a buyer and a seller to buy or sell an investment on a future date at a price the buyer and seller set today. The buyer thinks the price will go up between now and then, and the seller thinks the price will go down or they may just want to receive today's price because they do not know which way prices are going to go.

All of the Funds, except the Money Market Fund, may enter into certain types of futures contracts. The Funds use futures contracts as a tool to earn more money, and to protect against rising or falling prices in the stock and bond markets.

The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.

All of the Funds, except the Money Market Fund can invest in these types of futures and options:

M Write exchange traded covered put and call options on securities and stock indices.

M Purchase exchange traded put and call options on securities and stock indices.

M   Purchase and sell exchange traded financial futures contracts.

M Write covered call options and purchase exchange traded put and call options on financial futures contracts.

M Write covered call options and purchase non-exchange traded call and put options on financial futures contracts.

The Capital Conservation Fund, the Government Securities Fund, the International Equities Fund, the International Government Bond Fund and the Science & Technology Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.

A WORD ABOUT RISK

There are four basic types of investment risk you may be subject to:

M   Market Risk

M   Credit (Financial) Risk

M   Interest Rate Risk

M   Risk Associated with Foreign Securities

Generally stocks are considered to be subject to market risk, while debt securities, such as U.S. government bonds and money market securities are subject to interest rate risk. Other debt securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these four basic types of investment risks is discussed below.

Market Risk

Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.

Credit (Financial) Risk

Credit risk refers to the risk that the issuer of a bond may default or be unable to pay interest or principal due on a bond.

To help the Funds' Investment Adviser or
Sub-advisers decide which U.S. corporate and foreign bonds to buy, they rely on Moody's and Standard & Poor's (two nationally recognized bond rating services), and on VALIC's own research. This research lowers the risk of buying a bond of a company that may not pay the interest and principal on the bond.

All of the Funds in this prospectus may buy bonds that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Corporate Bond Ratings in the Statement of Additional Information. All bonds with these ratings are considered to have adequate ability to pay interest and principal.

All of the Funds in this prospectus may buy bonds issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.

Interest Rate Risk

Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.

--------------------------------------------------------------------------------

Risk Associated with Foreign Securities

Each of the Funds may, subject to limits stated in each Fund's Fact Sheet, invest in foreign securities including ADRs. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.

    There are three principal risks of owning foreign securities:

    Political risk -- the chance of a change in government and the assets of the company being taken away.

    Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

    Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

INVESTMENT PRACTICES

Limitations

Each Fund has limitations on the percentage of its assets that it may allocate to certain investments. These limits are determined by the Fund's investment objectives and risk level.

For example, the Stock Index Fund's investment goal is growth through investments tracking the S&P 500 Index, an index that includes stocks of domestic and foreign companies. As a result, this Fund may invest no more than 35% of its assets in stocks that are not part of the S&P 500 Index.

Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.

Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.
Lending Portfolio Securities

For more information about
LENDING PORTFOLIO
SECURITIES, see the
Statement of Additional
Information.
Each Fund except the Growth Fund and the Science & Technology Fund may lend up to 30% of its total assets to broker-dealers and other financial institutions to earn more money for the Fund. The Growth Fund and the Science & Technology Fund may lend up to 33 1/3% of their net assets. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.

For more information about
FOREIGN SECURITIES, see
the Statement of Additional
Information.
A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions that VALIC considers to be creditworthy.

For more information about
INVESTMENT LIMITATIONS,
see the Statement of
Additional Information.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers shares of the Funds only to registered and unregistered separate accounts of VALIC and its affiliates, or employee thrift plans maintained by VALIC or American General Corporation.

As a participant, you do not directly buy shares of the Funds that make up the Series Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates. When you buy these units, you specify which Funds you want the separate account to invest your money in. The separate account, in turn, buys the shares of the Funds according to your instructions. See your contract prospectus for more information on the separate account associated with your contract.

When the separate accounts buy, sell, or transfer shares of the Funds, they do not pay any charges related to these transactions.

THE VARIABLE ANNUITY
MARKETING COMPANY
(VAMCO) acts as the
Series Company's
distributor.
As distributor, VAMCO sells shares of the Funds to the separate accounts. VAMCO is a wholly owned subsidiary of VALIC and acts as a distributor under an agreement it has with the Series Company. VAMCO does not charge the Series Company or the separate accounts for its services. Also, VAMCO is not required to sell a minimum number of shares to the separate accounts.

VAMCO sends orders to buy, sell or transfer shares to the Series Company's transfer agent daily. The price of any share affected by the request is the next net asset value calculated after order is received.

For more information on how to participate, see your contract prospectus. NET ASSET VALUE OF THE SERIES
COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:

   Total value of the
   Fund's assets*
   (including money owed to
   the fund but not yet          The Fund's
   collected)                =   Total
-- The Fund's liabilities        Net Asset Value
   (including money owed by
   the Fund but not yet
   paid)
Step 2:
   The Fund's total net
   asset value (from
   Step 1)                       NET ASSET VALUE
/ The total number of the    =   PER SHARE
  Fund's shares that are
  outstanding.

* The Series Company uses the fair market value of Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.

If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Directors or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open, with a few exceptions. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

In addition, the Series Company will not calculate net asset values on the following days even when the New York Stock Exchange is open:

M   the Friday after Thanksgiving; or

M  when Christmas falls on a Thursday, the Friday after Christmas; and

M  when Christmas falls on a Tuesday, the Monday before Christmas.

--------------------------------------------------------------------------------

The separate accounts can buy, sell, and transfer shares in the Funds only on days that the Series Company calculates the net asset value of each Fund's shares. Through VAMCO, the separate accounts send orders to the Series Company to buy, sell, or transfer shares based on requests they receive from participants.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income

Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily and all other Funds pay dividends once a month.

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the Investment Company Act of 1940 ("the 1940 Act").
All of the Funds except International Government Bond Fund, Growth Fund and Science & Technology Fund may invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.

The Growth Fund and the Science & Technology Fund may invest more than 5% of their total assets in one company and more than 10% of their total assets in the voting securities of one company as long as the total of these investments does not exceed 25% of total assets.

The International Government Bond Fund is "non-diversified" under the 1940 Act. This means it can invest more of its assets in fewer issuers and for this reason may be riskier than the other Funds. This Fund may invest up to 25% of its total assets in a single issuer as long as those investments representing over 5% of total assets in one issuer do not exceed 50% of total assets of the Fund. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.

Also, the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in Types of Investments).

--------------------------------------------------------------------------------

See the Statement of
Additional information and
your contract prospectus
for further tax discussions.
You should also CONSULT
YOUR TAX ADVISOR before
investing.
TAXES


By paying out all earnings as described in the Dividends and Capital Gains section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a Registered Investment Company (RIC) under Subchapter M of the Code. By qualifying as a RIC the Fund will not have to pay federal income taxes.


VOTING RIGHTS

One Vote Per Share

Each outstanding share has one vote on all matters that shareholders vote on. As a participant, you vote on these matters indirectly by voting your units. The way you vote your units as a participant depends on your contract. See your contract prospectus for specific details.

When a matter comes up for vote, the separate account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.


Shareholder Meetings


Maryland law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

M  to approve certain agreements as required by the 1940 Act;

M to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above;

M to fill vacancies on the Series Company's Board of Directors if the shareholders have elected less than a majority of the Directors.

Shareholders may call a meeting to remove a Director from the Board if at least 10% of the outstanding shares vote to have this meeting. Then, at the meeting, at least 2/3 of all the outstanding shares of all the Funds must vote in favor of removing the Director.

Shareholder Communications

The Series Company will assist in shareholder communications.

REPORTS

The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to Contract owners or participants. Also, the Series Company includes an Annual Report with each Statement of Additional Information it sends out.

If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number/address found on the cover page of this prospectus.

LEGAL MATTERS


Cynthia A. Toles, Senior Associate General Counsel and Secretary of VALIC, reviews the legal matters regarding the investments offered in this prospectus and the federal laws and regulations related to their issue and sale.

Please tear off, complete and return the form below to Suite A3-01, Communications Unit, The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, Texas 77019 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling 1-800-44VALIC.


   Please send me a free copy of the Statement of Additional Information for American General Series Portfolio Company.

Name:
  ---------------------------------------------------       GA. #:
                                                            ---------------------------------------------------
Address:
  -------------------------------------------------         Policy #:
                                                            -------------------------------------------------
Social Security Number:
  ----------------------------------

                               TABLE OF CONTENTS
                     OF STATEMENT OF ADDITIONAL INFORMATION


                                                        PAGE
                                                        ----
General Information and History.....................      2
Additional Information Regarding Certain Funds......      3
    International Equities Fund.....................      3
    Government Securities Fund......................      3
    Asset Allocation Fund...........................      4
Performance and Yield Information...................      5
Fundamental Investment Restrictions.................      8
    Fundamental Investment Restrictions
      Applicable to All Funds.......................      8
    MMF Investment Restrictions.....................      9
    AAF, CCF, GSF, SIF, IEF MIF and SCIF Investment
      Restrictions..................................      9
    GIF Investment Restrictions.....................      9
    GF and STF Investment Restrictions..............      9
    SAF Investment Restrictions.....................     10
    IGBF Investment Restrictions....................     10
Investment Practices................................     11
    Repurchase Agreements...........................     11
    Lending Portfolio Securities....................     11
    Foreign Securities..............................     12
    Foreign Currency Exchange Transactions..........     13
    When Issued Securities..........................     13
    Debt Securities.................................     13
    Warrants........................................     13
    Eurodollar Obligations..........................     14
    Asset-Backed Securities.........................     14
    Mortgage-Backed Securities......................     15
    Loan Participations.............................     15
    Adjustable Rate Securities......................     15
    Illiquid Securities.............................     16
    Rule 144A Securities............................     16



                                                        PAGE
                                                        ----
    Options on Securities and Securities Indices....     16
    Writing Covered Call and Put Options and
      Purchasing Call and Put Options...............     18
    Financial Futures Contracts.....................     20
    Options on Financial Futures Contracts..........     22
    Certain Additional Risks of Options and
      Financial Futures Contracts...................     22
    Limitations.....................................     23
    Money Market Securities of Foreign Issuers......     24
Investment Adviser..................................     25
Investment Sub-Advisers.............................     27
Portfolio Transactions and Brokerage................     29
Offering, Purchase, and Redemption of Fund Shares...     32
Determination of Net Asset Value....................     33
Calculation of Yield for the Money Market Fund......     34
Accounting and Tax Treatment........................     35
    Calls and Puts..................................     35
    Financial Futures Contracts.....................     35
    Subchapter M of the Internal Revenue Code
      of 1986.......................................     35
    Section 817(h) of the Code......................     36
Other Information...................................     37
    Shareholder Reports.............................     37
    Voting and Other Rights.........................     37
    Custody of Assets...............................     38
    Index Funds.....................................     38
    Description of Corporate Bond Ratings...........     39
    Description of Commercial Paper Ratings.........     40
    Independent Auditors............................     41
Directors and Officers..............................     42
Financial Statements................................     45

INVESTMENT ADVISER:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS:
Bankers Trust Company
130 Liberty St.
New York, New York 10006

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Value Line, Inc.
220 East 42nd Street
New York, New York 10017-5981

DISTRIBUTOR:
The Variable Annuity Marketing Company
2929 Allen Parkway
Houston, Texas 77019

CUSTODIAN:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT AUDITORS:
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010

TRANSFER AND SHAREHOLDER SERVICE AGENT:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019


SCHWAB PCRA AVAILABLE THROUGH:


VALIC Investment Services Company


2929 Allen Parkway


Houston, Texas 77019


                             DIRECTORS AND OFFICERS


DIRECTORS                                     OFFICERS
Stephen D. Bickel                             Stephen D. Bickel            Chairman and President
Thomas L. West, Jr.                           Thomas L. West, Jr.          Executive Vice President
Joe C. Osborne                                Norman Jaskol                Vice President and Senior
Peter V. Tuters                                                            Investment Officer
Norman Hackerman                              Teresa S. Moro               Vice President and
John William Lancaster                                                     Investment Officer
F. Robert Paulsen                             John W. Mossbarger           Vice President and
R. Miller Upton                                                            Investment Officer
Ben H. Love                                   Leon A. Olver                Vice President and
                                                                           Investment Officer
                                              William Trimbur, Jr.         Vice President and
                                                                           Investment Officer
                                              Brent C. Nelson              Vice President
                                              Cynthia A. Toles             General Counsel and Secretary
                                              Gregory R. Seward            Treasurer
                                              Kathryn A. Pearce            Controller
                                              David H. den Boer            Assistant Secretary


PRINTED MATTER

PRINTED IN U.S.A.                                                 RECYCLED PAPER
VA 9017 VER 10/97                                                           LOGO

                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY

                          INTERNATIONAL EQUITIES FUND


                               MIDCAP INDEX FUND

                              SMALL CAP INDEX FUND

                                STOCK INDEX FUND

                                  GROWTH FUND
                              GROWTH & INCOME FUND
                           CAPITAL CONSERVATION FUND
                           GOVERNMENT SECURITIES FUND
                    INTERNATIONAL GOVERNMENT SECURITIES FUND

                           SCIENCE & TECHNOLOGY FUND

                             SOCIAL AWARENESS FUND

                               MONEY MARKET FUND


                             ASSET ALLOCATION FUND

    -----------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
    -----------------------------------------------------------------------

                                FORM N-1A PART B


                                OCTOBER 1, 1997



This Statement of Additional Information is not a prospectus and contains information in addition to that in the Prospectus for American General Series Portfolio Company (the "Company"). It should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are both dated October 1, 1997. For an individual interested in a variable annuity contract issued by The Variable Annuity Life Insurance Company ("VALIC"), a Prospectus may be obtained by calling 1-800-44VALIC or writing the Company or The Variable Annuity Marketing Company ("VAMCO") at 2929 Allen Parkway, Houston, Texas 77019. All inquiries regarding variable annuity contracts issued by American General Life Insurance Company ("AGL"), the successor to California-Western States Life Insurance Company ("Cal-West"), should be directed in writing to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or by calling 713-831-3505. Shares in the Company are available to the public only through the purchase of certain variable annuity contracts issued and employee thrift plans maintained by VALIC and its affiliates.


                               TABLE OF CONTENTS


                                                     Page
                                                     ----
General Information and History..................      2
Additional Information Regarding Certain Funds...      3
  International Equities Fund....................      3
  Government Securities Fund.....................      3
  Asset Allocation Fund..........................      4
Performance and Yield Information................      5
Fundamental Investment Restrictions..............      8
  Fundamental Investment Restrictions Applicable
    to All Funds.................................      8
  MMF Investment Restrictions....................      9
  AAF, CCF, GSF, SIF, IEF, MIF and SCIF
    Investment Restrictions......................      9
  GIF Investment Restrictions....................      9
  GF and STF Investment Restrictions.............      9
  SAF Investment Restrictions....................     10
  IGBF Investment Restrictions...................     10
Investment Practices.............................     11
  Repurchase Agreements..........................     11
  Lending Portfolio Securities...................     11
  Foreign Securities.............................     12
  Foreign Currency Exchange Transactions.........     13
  When Issued Securities.........................     13
  Debt Securities................................     13
  Warrants.......................................     13
  Eurodollar Obligations.........................     14
  Asset-Backed Securities........................     14
  Mortgage-Backed Securities.....................     15
  Loan Participations............................     15
  Adjustable Rate Securities.....................     15
  Illiquid Securities............................     16
  Rule 144A Securities...........................     16



                                                     Page
                                                     ----
  Options on Securities and Securities Indices...     16
  Writing Covered Call and Put Options and
    Purchasing Call and Put Options..............     18
  Financial Futures Contracts....................     20
  Options on Financial Futures Contracts.........     22
  Certain Additional Risks of Options and
    Financial Futures Contracts..................     22
  Limitations....................................     23
  Money Market Securities of Foreign Issuers.....     24
Investment Adviser...............................     25
Investment Sub-Advisers..........................     27
Portfolio Transactions and Brokerage.............     29
Offering, Purchase, and Redemption of Fund
  Shares.........................................     32
Determination of Net Asset Value.................     33
Calculation of Yield for the Money Market Fund...     34
Accounting and Tax Treatment.....................     35
  Calls and Puts.................................     35
  Financial Futures Contracts....................     35
  Subchapter M of the Internal Revenue Code of
    1986.........................................     35
  Section 817(h) of the Code.....................     36
Other Information................................     37
  Shareholder Reports............................     37
  Voting and Other Rights........................     37
  Custody of Assets..............................     38
  Index Funds....................................     38
  Description of Corporate Bond Ratings..........     39
  Description of Commercial Paper Ratings........     40
  Independent Auditors...........................     41
Directors and Officers...........................     42
Financial Statements.............................     45



VA 9017-1, REV. 10/97

                        GENERAL INFORMATION AND HISTORY

    American General Series Portfolio Company (the "Company") was incorporated in Maryland on December 7, 1984, by VALIC and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. Pursuant to Investment Advisory Agreements with the Company and subject to the authority of the Company's Board of Directors, VALIC serves as the Company's investment adviser and conducts the business and affairs of the Company. Additionally, VALIC has engaged an investment sub-adviser to provide investment sub-advisory services for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the Growth Fund, the Growth & Income Fund, and the Science & Technology Fund, subject to VALIC's control, direction and supervision. The Company consists of thirteen separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of common stock. The Company issues shares of common stock of each Fund to registered and unregistered separate accounts of VALIC and its affiliates to fund variable annuity contracts (the "Contracts"). Currently the Company acts as an investment vehicle for assets of VALIC's Separate Account A, and AGL Separate Account A and Separate Account D, each of which is a unit investment trust registered as an investment company under the 1940 Act, and AGL Separate Account B, a unit investment trust that is exempt from registration as an investment company under the 1940 Act. Additionally, retirement plans maintained by VALIC and American General Corporation may own shares of certain of the Funds.

    The Company and VALIC have Codes of Ethics which establish for their officers, directors and certain employees procedures and restrictions as to those individual's personal investment trading activities.


                                                                                                DATE OPERATIONS
                                              DATE OF                   DATE SEED                  COMMENCED
                                          INCORPORATION OR              MONEY WAS               (BY ISSUANCE OR
                                           BOARD APPROVAL             FIRST PROVIDED             AVAILABILITY
             NAME OF FUND                 FOR ORGANIZATION            TO THE COMPANY              OF SHARES)
             ------------                 ----------------            --------------            ---------------
International Equities Fund ("IEF")...            7-18-89                   9-29-89                   10-02-89
MidCap Index Fund ("MIF").............            3-16-82                   8-30-82                   10-13-82
Small Cap Index Fund ("SCIF").........           10-28-91                   5-01-92                    5-01-92
Stock Index Fund ("SIF")..............            2-02-87                   4-20-87                    4-20-87
Growth Fund ("GF")....................            1-25-94                   4-29-94                    4-29-94
Growth & Income Fund ("GIF")..........            1-25-94                   4-29-94                    4-29-94
Capital Conservation Fund ("CCF").....           12-07-84                  12-16-85                   01-16-86
Government Securities Fund ("GSF")....           12-07-84                  12-16-85                   01-16-86
International Government Bond Fund
  ("IGBF")............................            7-30-91                  10-01-91                   10-01-91
Science & Technology Fund
  ("ST,,,0F").........................           12-17-93                   4-29-94                    4-29-94
Social Awareness Fund ("SAF").........            7-18-89                   9-29-89                   10-02-89
Money Market Fund ("MMF").............           12-07-84                  12-16-85                   01-16-86
Asset Allocation Fund ("AAF")*........            2-22-83                   8-08-83                    9-06-83


---------------


*The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



    The MidCap Index Fund and the Asset Allocation Fund are the successors to Capital Accumulation Fund, Inc. and Timed Opportunity Fund, Inc., respectively, which were separately registered open-end diversified management investment companies under the 1940 Act, pursuant to a reorganization entered into on September 25, 1985. The MidCap Index Fund effected a change in its name and investment objective, investment program and one of its restrictions as of October 1, 1991. The Asset Allocation Fund effected a change in its name from the Timed Opportunity Fund, effective as of October 1, 1997. In addition, the Quality Growth Fund was combined into the Stock Index Fund, by means of a reclassification of its shares, effective May 1, 1992.

                 ADDITIONAL INFORMATION REGARDING CERTAIN FUNDS

    The following disclosures supplement disclosures set forth in the Prospectus and do not, standing alone, present a complete explanation of the matters disclosed. Please refer also to the Prospectus for a complete presentation of these matters.

INTERNATIONAL EQUITIES FUND

    The International Equities Fund intends to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the Morgan Stanley's Capital International, Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged capitalization weighted stock index consisting of more than 1000 companies operating in 20 countries in Europe, Australia, and the Far East. The EAFE Index is a well known measure for international stock performance. The EAFE Index does not reflect charges, fees, and commissions applicable to the Fund.


    The weighted breakdown by country of the EAFE Index (as of May 31, 1997) is set forth below:


                        EAFE INDEX BREAKDOWN BY COUNTRY


                                    COUNTRY                              WEIGHT
                                    -------                              ------
  1       AUSTRALIA...................................................    2.86
  2       AUSTRIA.....................................................    0.39
  3       BELGIUM.....................................................    1.21
  4       DENMARK.....................................................    0.92
  5       FINLAND.....................................................    0.68
  6       FRANCE......................................................    6.56
  7       GERMANY.....................................................    8.56
  8       HONG KONG...................................................    3.78
  9       IRELAND.....................................................    0.32
 10       ITALY.......................................................    2.92
 11       JAPAN.......................................................   32.62
 12       MALAYSIA....................................................    2.24
 13       NETHERLANDS.................................................    4.90
 14       NEW ZEALAND.................................................    0.37
 15       NORWAY......................................................    0.54
 16       SINGAPORE...................................................    1.18
 17       SPAIN.......................................................    2.35
 18       SWEDEN......................................................    2.38
 19       SWITZERLAND.................................................    6.30
 20       UNITED KINGDOM..............................................   18.92


GOVERNMENT SECURITIES FUND

    The Government Securities Fund may invest in intermediate and long-term debt instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities in which the Fund may invest include: (1) U.S. Treasury bills, notes, and bonds; (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (e.g., Government National Mortgage Association ("GNMA") Certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury (e.g., debt of each of the Federal Home Loan banks); (c) the discretionary authority of the U.S. Government or GNMA to purchase certain financial obligations of the agency or instrumentality (e.g., Federal National Mortgage Association); or (d) the credit of the issuing agency or instrumentality (e.g., Federal Land Banks, Farmers, Farmers Home Administration or Student Loan Marketing Association); and (3) collateralized mortgage obligations ("CMOs") that are issued by governmental or non-governmental entities and collateralized by U.S. Treasury Obligations or by U.S. Government agency or instrumentality securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not required to do so by law.


ASSET ALLOCATION FUND



    In addition to its overall investment objective, the Fund has established separate sub-objectives for investments in each of the three market sectors. The following is a statement of the sub-objectives of each sector, which are designed to maximize the unique investment return characteristics inherent in that market sector:



    1. Within the stock sector, the Fund seeks appreciation of capital by selecting investments that it expects will participate in the growth of the nation's economy.



    2. Within the bond sector, the Fund will generally seek high current income consistent with reasonable investment risk. The Fund will pursue the above objective by investing only in (a) investment grade corporate debt obligations rated e.g. at least Baa by Moody's Investor Services, Inc. ("Moody's") or by any other NRSRO or unrated debt obligations which VALIC believes are of comparable investment quality, and (b) obligations of, or debts guaranteed by, the U.S. Government, its agencies, or instrumentalities. See "Government Securities Portfolio" for an explanation of U.S. Government obligation and "Debt Securities" in this Prospectus and the Appendix for an explanation of corporate debt ratings.



    3. Within the money market sector, the Fund seeks the highest level of current income consistent with liquidity, stability, and preservation of capital.



    The chart below indicates the historic allocations, from June 1983 through June 1997, based on the investment benchmarks of 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short term debt instruments, as recommended by the Bankers Trust Company Tactical Asset Allocation Model. The Bankers Trust Company Tactical Asset Allocation Model is currently used in connection with the management of over $3.96 billion of assets.



                                    [CHART]

                       PERFORMANCE AND YIELD INFORMATION

    The Series Company may compute the total return of a Fund ("Average Annual Total Return"), total return of a Fund before expenses ("Portfolio Total Return"), and compare Portfolio Total Return to the total return of the Fund's benchmark index ("Index Total Return"). The difference between Portfolio Total Return and Index Total Return is referred to as "tracking difference." Tracking difference represents the amount that the return on the investment portfolio (which results from the Adviser's investment selection) deviates from its benchmark's Index Total Return. Fund performance does not reflect contract charges or separate account charges which will reduce Fund values which are available to Participants. Information about Separate Account performance is available in the applicable contract prospectus.

AVERAGE ANNUAL TOTAL RETURN

    Average Annual Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception of the Fund, are calculated according to the following formula:

                                 P (1+T)n = ERV

    Where:

P       = A hypothetical initial Purchase Payment of $1,000.
T       = Average annual total return.
n       = Number of years.
ERV     = Ending redeemable value of a hypothetical $1,000 Purchase
        Payment made at the beginning of the first period.

    Average Annual Total Return reflects the deduction of Fund expenses and assumes that all dividends and distributions are reinvested when paid.

PORTFOLIO TOTAL RETURN

    Portfolio Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception are calculated by adding to the Average Total Annual Return (described above) the expenses of the Fund. Expenses of the Fund are calculated at the end of each Fund's fiscal year and are expressed as a percentage of average net assets. Expenses as a percentage of average net assets are prorated equally over the months in the fiscal year in which the ratio was calculated when determining expenses for periods crossing over fiscal years.

INDEX TOTAL RETURN

    Index Total Return quotations for periods 1, 3, 5, and 10 years, or, since inception, are calculated by determining the percentage change in value of the benchmark index over the applicable period including reinvestment of dividends and interest as applicable. Index Total Return is calculated according to the formula described above for Average Annual Total Return, however it does not include an expense component; if an expense component were included the return would be lower.

SEVEN DAY YIELDS

    The Money Market Fund may quote a Seven Day Current Yield and a Seven Day Effective Yield. The Seven Day Current Yield is calculated by determining the total return for the current seven day period ("based period return") and annualizing the base period return by dividing by seven days, then multiplying the result by 365 days. The Seven Day Effective Yield annualizes the base period return while compounding weekly the base period return according to the following formula:

        Seven Day Effective Yield = [(Base Period Return + 1)365/7 - 1]

30 DAY CURRENT YIELD

    The Capital Conservation Fund, Government Securities Fund, and the International Government Bond Fund may quote a 30 Day Current Yield which is determined based on the current 30 day period, according to the following standardized formula:

                          Yield = 2[(1 +  NII  )6 - 1]
                                          S x NAV

    Where:

NII     = Net investment income (interest income, plus dividend
        income, plus other income, less fund expenses.
S       = Average daily shares outstanding.
NAV     = Net asset value per share on the last day of the period.

                              PERFORMANCE RETURNS

                                  MAY 31, 1997



                                                                                                                       10 YEAR
                                                       INCEPTION                                                      OR SINCE
                                                         DATE           1 YEAR        3 YEAR        5 YEAR          INCEPTION (A)
                                                       ---------        ------        ------        ------          -------------
INTERNATIONAL EQUITIES FUND:                           10/02/89
  Average Annual Total Return                                            7.74%         7.89%        10.39%                 4.42%
  Portfolio Total Return                                                 8.16%         8.32%        10.85%                 4.88%
  Morgan Stanley Capital International EAFE                              7.54%         7.69%        10.55%                 4.50%
MIDCAP INDEX FUND:                                     10/13/82
  Average Annual Total Return                                           17.48%        19.43%        15.63%                 9.83%
  Portfolio Total Return                                                17.88%        19.85%        16.07%                10.49%
  S & P MidCap 400                                                      18.21%        19.88%        16.28%                15.33%
SMALL CAP INDEX FUND:                                  05/01/92
  Average Annual Total Return                                            7.51%        16.71%        14.51%                14.14%
  Portfolio Total Return                                                 7.92%        17.13%        14.95%                14.58%
  Russell 2000                                                           6.97%        17.05%        15.76%                15.79%
STOCK INDEX FUND:                                      04/20/87
  Average Annual Total Return                                           29.24%        25.70%        18.05%                13.81%
  Portfolio Total Return                                                29.58%        26.06%        18.43%                14.40%
  S & P 500                                                             29.43%        25.92%        18.37%                14.71%
GROWTH FUND:                                           04/29/94
  Average Annual Total Return                                            9.00%        23.15%        N/A                   21.92%
  Portfolio Total Return                                                 9.86%        24.02%        N/A                   22.79%
  S & P 500                                                             29.43%        25.92%        N/A                   26.25%
GROWTH & INCOME FUND:                                  04/29/94
  Average Annual Total Return                                           17.08%        21.39%        N/A                   20.27%
  Portfolio Total Return                                                17.89%        22.21%        N/A                   21.09%
  S & P 500                                                             29.43%        25.92%        N/A                   26.25%
CAPITAL CONSERVATION FUND:                             01/16/86
  Average Annual Total Return                                            7.75%         7.59%         6.94%                 7.28%
  Portfolio Total Return                                                 8.32%         8.16%         7.54%                 8.20%
  Merrill Lynch Corporate Master Index                                   8.85%         8.87%         8.22%                 9.61%
GOVERNMENT SECURITIES FUND:                            01/16/86
  Average Annual Total Return                                            6.94%         6.85%         6.41%                 7.24%
  Portfolio Total Return                                                 7.50%         7.42%         7.00%                 8.16%
  Lehman Brothers U.S. Treasury Index                                    7.38%         7.36%         7.05%                 8.45%
INTERNATIONAL GOVERNMENT BOND FUND:                    10/01/91
  Average Annual Total Return                                            1.13%         6.92%         7.77%                 8.49%
  Portfolio Total Return                                                 1.69%         7.49%         8.24%                 8.92%
  Salomon Brothers Non-U.S. Government Bond Index                        1.25%         7.34%         8.46%                 9.32%
SCIENCE & TECHNOLOGY FUND:                             04/29/94
  Average Annual Total Return                                            1.81%        33.75%        N/A                   31.91%
  Portfolio Total Return                                                 2.77%        34.72%        N/A                   32.87%
  S & P 500                                                             29.43%        25.92%        N/A                   26.25%
SOCIAL AWARENESS FUND:                                 10/02/89
  Average Annual Total Return                                           30.48%        25.69%        18.03%                14.41%
  Portfolio Total Return                                                31.04%        26.26%        18.62%                14.90%
  S & P 500                                                             29.43%        25.92%        18.37%                15.54%
MONEY MARKET FUND:                                     01/16/86
  Average Annual Total Return                                            5.02%         5.06%         4.16%                 5.52%
  Portfolio Total Return                                                 5.59%         5.63%         4.74%                 6.36%
  30-Day Certificate of Deposit Primary Offering
    Rate
    by New York City Banks                                               4.62%         4.59%         3.86%                 5.38%
ASSET ALLOCATION FUND:*                                09/06/83
  Average Annual Total Return                                           15.89%        15.37%        11.30%                 9.11%
  Portfolio Total Return                                                16.46%        15.94%        11.90%                10.01%
  Benchmark (B)                                                         19.13%        17.23%        13.02%                11.92%


------------


  * The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



(A) Amounts shown are returns for ten years or since inception if the fund has been in existence for less than ten years.



(B) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate & Government Master Index, and 10% of NYC 30 Day Primary CD Rate.

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

    The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed for each Fund with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders' meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of a Fund's outstanding voting securities.

FUNDAMENTAL INVESTMENT RESTRICTIONS
APPLICABLE TO ALL FUNDS


    All the Funds, except the International Government Bond Fund, the Growth Fund and the Science & Technology Fund have adopted each of the following fundamental investment restrictions. The percentage limitations referenced in some of the following fundamental investment restrictions are to be determined at the time of purchase. The International Government Bond Fund has adopted fundamental investment restrictions 2-10 below. (The Growth Fund and the Science & Technology Fund have adopted investment restrictions 3, 6 and 7 as non-fundamental operating policies. In addition, as a non-fundamental operating policy, the Growth Fund and the Science & Technology Fund will not invest in oil, gas or mineral exploration programs if, as a result, more than 5% of the value of the total assets would be invested in such programs.) Such restrictions provide that no Fund may:


        1. Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

        2. (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. No Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.

        3. Acquire more than 3% of the voting securities of any single other investment company or invest more than 10% of (the value of) the Fund's assets in the securities of other investment companies (5% in the case of each such other company). Additionally, investment company securities will only be purchased on the open market or from brokers or dealers receiving customary commissions.

        4. Acquire real estate or real estate contracts, although a Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

        5. Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

        6. Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer.

        7. Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

        8. Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

        9. Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.

        10. Make loans to other persons, except that a Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.

MMF INVESTMENT RESTRICTIONS

    MMF may not:

        1. Purchase any security which matures more than 13 months from the date of purchase.

         2. Purchase or sell commodity contracts.

        3. Invest in warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

        4. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry, except investments in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.


AAF, CCF, GSF, SIF, IEF, MIF, AND SCIF

INVESTMENT RESTRICTIONS


    AAF, CCF, GSF, SIF, IEF, MIF, and SCIF may not:


        1. Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

        2. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

GIF INVESTMENT RESTRICTIONS

    GIF may not:

        1. Invest 25% or more of its assets in securities of issuers in any one industry.

GF AND STF INVESTMENT RESTRICTIONS

    GF and STF may not:

        1. Borrow money except that the Funds may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Funds' investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Funds' total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Funds may borrow from banks, other T. Rowe Price Funds or other persons to the extent permitted by law.

        2. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Funds' total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, the Growth Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Growth Fund's position in issues maturing in one year or less equals 35% or more of the Growth Fund's total assets.

        3. Make loans, although the Funds may (i) lend portfolio securities; provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Funds' total assets;
    (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt.

        4. Purchase a security if, as a result, with respect to 75% of the Funds' total assets, more than 5% of the value of its total assets would be invested in the securities of a single issuer or more than 10% of the outstanding voting securities of any issuer would be held by the Funds, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

        5. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon.

        6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

        7. Issue senior securities except in compliance with the Investment Company Act of 1940.

        8. Underwrite securities issued by other persons, except to the extent that the Funds may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

        With respect to investment restriction (5), the Fund does not consider forward foreign currency contracts or hybrid investments to be commodities. For purposes of investment restriction (2), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry.

        Notwithstanding anything in the above fundamental and operating restrictions to the contrary, subject to any regulatory requirements, GF and STF may each invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the Fund (a "Feeder"), and one or more other funds with the same investment objective and program as the Fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the Fund. The Funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

SAF INVESTMENT RESTRICTIONS

    SAF may not:

        1. Enter into financial futures contracts (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

        2. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

IGBF INVESTMENT RESTRICTIONS

    IGBF may not:

        1. With respect to 50% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. With respect to the remaining 50% of its total assets, invest more than 25% of its total assets in the securities of any one issuer. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        2. Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

        3. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

                              INVESTMENT PRACTICES

REPURCHASE AGREEMENTS

    Each Fund may hold commercial paper, certificates of deposits, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Board of Directors. The underlying security must be a high-quality domestic money market security (except for the International Equities Fund and International Government Bond Fund which utilize foreign money market securities) and the seller must be a well-established securities dealer or bank that is a member of the Federal Reserve System. For the Money Market Fund, the underlying security must be a U.S. Government security or a security rated in the highest rating category by the Requisite NRSROs (Nationally Recognized Statistical Rating Organization) and must be determined to present minimal credit risk. Repurchase agreements are generally for short periods, often less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund's holding period. This results in a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.

    The Funds do not intend to sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller's obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with the Company's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Board of Directors of the Company will evaluate the creditworthiness of all banks and broker-dealers with which the Company proposes to enter into repurchase agreements. The Funds will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any illiquid assets held by a Fund, exceeds 10% of the value of that Fund's total assets (15% in the case of Growth Fund, Growth & Income Fund and Science & Technology Fund).

LENDING PORTFOLIO SECURITIES


    For purposes of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to no more than 30% of the value of each Fund's total assets (33 1/3% in the case of Growth Fund and Science & Technology Fund). This policy is a fundamental policy of each of the Funds. Securities loans are made to broker-dealers and other financial institutions approved by State Street Bank and Trust Company ("State Street"), custodian to the Funds and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as permitted by interpretations or rules of the Securities and Exchange Commission ("SEC"). While the securities are on loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.

    Any loan of portfolio securities by any Fund will be callable at any time by the lending Fund upon notice of five business days. When voting or consent rights which accompany loaned securities pass to the borrower, the lending Fund will call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Fund's investment in the securities being loaned. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only when State Street considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. On termination of the loan, the borrower will be required to return the securities to the lending Fund. Any gain or loss in the market price during the loan would inure to the lending Fund. The lending Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan of its securities.


FOREIGN SECURITIES

    A foreign security is a security issued by an entity domiciled or incorporated outside of the United States.

    Included within the definition of foreign securities are American Depository Receipts (ADRs).

    ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.


    Each Fund may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (e.g., Yankee securities) or may be (1) registered abroad and traded exclusively in foreign markets or (2) registered domestically and issued in foreign markets (e.g., Eurodollar securities).


    In addition, all the Funds, except the Government Securities Fund and the Money Market Fund, may invest in non-U.S. dollar-denominated foreign securities, in accordance with their specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

    Foreign currency transactions used by the Funds may be either: (i) on the spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or (ii) conducted through the use of forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date. In general, forward foreign currency exchange contracts are not guaranteed by a third party and, accordingly, each party to a forward foreign currency exchange contract is dependent upon the creditworthiness and good faith of the other party.

    A Fund will enter into forward foreign currency exchange contracts only under two circumstances. First, a Fund may enter into a forward foreign currency exchange contract to purchase an amount of foreign currency to protect itself against a possible loss that might occur between trade and settlement dates for a particular security, resulting from a decline in the U.S. dollar against the foreign currency in which such security is denominated. This practice may limit the potential gains that might result from a positive change in such currency relationships. Second, when VALIC or a Sub-adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar, a Fund may enter into a forward foreign currency exchange contract to purchase or sell an amount of foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movements is extremely difficult and it is uncertain whether such short-term hedging strategies will be successful.

WHEN-ISSUED SECURITIES

    Each of the Funds except the Money Market Fund may purchase securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. VALIC does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.

DEBT SECURITIES

    Debt securities are considered high-quality if they are rated at least Aa by Moody's or its equivalent by any other NRSRO or, if unrated, are determined to be of equivalent investment quality. High-quality debt securities are considered to have a very strong capacity to pay principal and interest. Debt securities are considered investment grade if they are rated, for example, at least Baa by Moody's or its equivalent by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade debt securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium and lower-quality securities rated, for example, Ba and B by Moody's or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. See the Section regarding "Description of Corporate Bond Ratings" for a description of each rating category in this Statement of Additional Information for a more complete description of lower-medium and lower-quality debt securities and their risks.

    The maturity of debt securities may be considered long (ten plus years), intermediate (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

WARRANTS


    Each Fund, except the Money Market Fund, Government Securities Fund, Capital Conservation Fund, International Government Bond Fund, Science & Technology Fund and the Growth Fund may invest in warrants limited to no more than 5% of the value (10% in the case of the Science

& Technology Fund and the Growth Fund) of the total assets of each Fund. Warrants are securities that give the Funds the right to purchase equity securities from the issuer at a specific price (the "strike price") for a limited period of time. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.


EURODOLLAR OBLIGATIONS

    Each Fund in accordance with its investment objective(s), policies, and investment program may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.

    Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.

    Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. The Company believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of Federal Deposit Insurance Corporation ("FDIC") member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.

    Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.

ASSET-BACKED SECURITIES

    Each of the Funds may invest in asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

    Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

MORTGAGE-BACKED SECURITIES

    Certain of the Funds may invest in Government National Mortgage Association ("GNMA") Certificates. GNMA Certificates are securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations, are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by GNMA, is offered to investors through securities dealers in the form of certificates representing participations in the pool. Once approved by GNMA, the timely payment of interest and principal of each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that principal is paid monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" certificates because both principal and interest payments (including prepayments) are passed through to the holder of the certificate.

    The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments. Upon receipt, principal payments may be used by the Funds to purchase additional GNMA Certificates or other U.S. Government Securities. In addition, prepayments of the mortgages included in the underlying mortgage pool will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages will influence the actual yield of the GNMA Certificate, and principal returned to the Funds may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had such prepayments not occurred. In quoting yields of GNMA Certificates, the standard practice is to assume that the certificates will have a 12 year life. As previously noted, however, the actual life of an individual pool may differ widely and actual yield may differ significantly from estimated yields based on the 12 year life assumption.

    Certain Funds may also invest in collateralized mortgage obligations ("CMOs") issued by governmental or non-governmental entities, such as banks and other mortgage lenders. Non-governmental securities may offer a higher yield but may be subject to greater price fluctuation and risk than governmental securities.

    CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs on the same schedule as they are received, although not necessarily on a pro rata basis. In reliance on an SEC interpretation, the Funds' investments in certain qualifying CMOs are not subject to legal limitations on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities,
(ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and
(iv) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Fund selects CMOs that do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

LOAN PARTICIPATIONS

    Loan Participations are debt obligations of corporations and are usually purchased from major money center banks, selected regional banks, and major foreign banks with branches in the U.S. which are regulated by the Federal Reserve System or appropriate state regulatory authorities. VALIC and the Sub-advisers believe that the credit standards imposed by such banks are comparable to the standards such banks use in connection with loans originated by them and in which they intend to maintain a full interest. The financial institutions offering loan participations do not guarantee principal or interest on the loan participations which they offer. VALIC and the Sub-advisers will not purchase such securities for the Funds unless they believe that the collateral underlying the corporate loans is adequate and the corporation will be able, in a timely fashion, to pay scheduled interest and principal amounts.

ADJUSTABLE RATE SECURITIES

    Each of the Funds may invest in adjustable rate money market securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

    Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 30 days or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

    Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

ILLIQUID SECURITIES

    The Funds will not invest more than 10% (15% in the case of Growth Fund, Growth & Income Fund and Science & Technology Fund) of the value of their assets in securities or other investments that are illiquid or not readily marketable (including repurchase agreements with maturities exceeding seven days). Securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of a Fund will not be considered securities or other investments that are not readily marketable. However, the Funds will attempt, in an orderly fashion, to dispose of any securities received under these circumstances, to the extent that such securities are considered not readily marketable, and together with other illiquid securities, exceed 10% of the value of a Fund's net assets.

RULE 144A SECURITIES

    Each Fund, other than the Money Market Fund, may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Company, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investing more than 10% (15% in the case of the Growth Fund, Growth & Income Fund and Science & Technology Fund) of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Company will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition the Company could consider (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by the Company and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required to assume that the Funds do not invest more than 10% of their assets in illiquid securities (15% in the case of the Growth Fund, Growth & Income Fund and Science & Technology Fund). Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

OPTIONS ON SECURITIES AND SECURITIES INDICES


    Each Fund, other than the Money Market Fund, may write covered call and put options on securities and securities indices. As a matter of operating policy, the Growth & Income Fund will only write covered call options on securities. The International Equities Fund and the International Government Bond Fund may also write covered call and put options on foreign currencies that correlate with the Fund's portfolio of foreign securities. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or "strike" price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.


    To "cover" a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant ("FCM") as margin, equals the market value of the instruments underlying the put option written.

    Each of these Funds may write options on securities and securities indices and the International Equities Fund and the International Government Bond Fund may write options on currencies for the purpose of increasing the Funds' return on such securities or its entire portfolio of securities or to protect the value of the entire portfolio. Such investment strategies will not be used for speculation. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund's position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.

    Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund's position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index "multiplier."

    Call or put options on a stock index may be written at an exercise or "strike" price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be "in the money." In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.

    Stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, Computer Technology Index, Oil Index, NYSE Options Index, Technology Index, Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as may now or in the future be available.


    Each Fund, except the Money Market Fund, may also purchase put or call options on securities and securities indices in order to (i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. As a matter of operating policy, the Growth & Income Fund will only purchase call options on securities to close out open positions for covered call options it has written. The International Equities Fund and the International

Government Bond Fund also may purchase put options on foreign currencies that correlate with the Fund's portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.

    The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by the Funds, the Funds may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.

    Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. Only the Capital Conservation Fund, the Government Securities Fund, the International Equities Fund and the International Government Bond Fund may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time. The Funds have established standards of creditworthiness for these primary dealers.

WRITING COVERED CALL AND PUT OPTIONS AND
PURCHASING CALL AND PUT OPTIONS


    All of the Funds, except the Money Market Fund, may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or, in the case of a call written, to minimize or hedge against anticipated declines in the value of the Fund's securities. As a matter of operating policy, the Growth Fund and the Science & Technology Fund will not write a covered option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of that Fund's net assets. As a matter of operating policy, the Growth & Income Fund will only write covered call options on securities. The International Equities Fund and the International Government Bond Fund may also write covered call and put options on foreign currencies that correlate with its portfolio securities in order to earn additional income or in the case of call options written to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated. To "cover" an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates. Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.

    Certain Funds, in accordance with their investment objective(s) and investment programs, may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund's portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies, that is, to generate additional income or as a hedging technique to minimize anticipated declines in the value of the Fund's portfolio securities or the exchange rate of the securities in which the Fund invested. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security.

    Each Fund, other than the Money Market Fund, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund's particular portfolio securities. As a matter of operating policy, the Growth & Income Fund will only purchase call options on securities to close out open positions for covered call options written by it. The International Equities Fund and the International Government Bond Fund may also purchase call and put options on foreign currencies that correlate with the currencies in which the Fund's securities are denominated.

    A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.

    A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.

    Unlisted options may be used by the Capital Conservation Fund, the Government Securities Fund, the International Equities Fund and the International Government Bond Fund. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options -- that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is "in-the-money."

    Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options -- the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options -- the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options -- possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund's portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of VALIC regarding movements in securities prices, currencies or interest rates are incorrect, a Fund's investment results may have been better without the hedge.

FINANCIAL FUTURES CONTRACTS


    Each Fund, except the Money Market Fund, in accordance with its investment objective(s), investment program, policies, and restrictions may purchase and sell exchange-traded financial futures contracts as a hedge to protect against anticipated changes in prevailing interest rates, overall stock prices or currency rates, or to efficiently and in a less costly manner implement either increases or decreases in exposure to the equity or bond markets. The Funds may also write covered call options and purchase put and call options on financial futures contracts for the same purposes or to earn additional income. The Growth Fund, the Growth & Income Fund and the Science & Technology Fund may also write covered put options on stock index futures contracts. Only the International Equities Fund and the International Government Bond Fund may utilize currency futures contracts and both listed and unlisted financial futures contracts and options thereon.


    Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities, it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

    An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts on GNMA Certificates, long-term U.S. Treasury Bonds, three-month U.S. Treasury Bills, short-term U.S. Treasury Notes, and bank certificates of deposit.


    Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.

    A financial futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

    Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

    Unlisted financial futures contracts, which may be purchased or sold only by the International Equities Fund and the International Government Bond Fund, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such financial futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counter-party performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted financial futures contracts may be difficult. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted financial futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted financial futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 10% (15% in the case of the Growth Fund, the Growth & Income Fund and the Science & Technology
Fund) of the value of such Fund's total assets. In making such determination, the value of unlisted financial futures contracts will be based upon the "face amount" of such contracts. The International Equities Fund and the International Government Bond Fund will engage in such transactions only with securities firms having sufficient credit or other resources to minimize certain of these risks.

    When financial futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the FCM an initial margin of cash or U.S. Treasury bills equalling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for financial futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a financial futures contract represents a good faith deposit securing the customer's contractual obligations under the financial futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the financial futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

    The Fund, as an internal operating policy may not hold financial futures contracts in an amount greater than 33% of the Fund's net assets. A Fund may not adhere to this internal operating policy in circumstances where the Fund is required to invest a large cash infusion. In this circumstance the Fund's total invested position, including the security value of the financial futures contracts may not exceed 100% of the Fund's net assets.

    Financial futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON FINANCIAL FUTURES CONTRACTS

    For bona fide hedging purposes, each Fund, except the Money Market Fund, may also purchase call and put options on financial futures contracts and write call options on financial futures contracts of the type which the particular Fund is authorized to enter into. Except for options on currency futures contracts used by the International Equities Fund and the International Government Bond Fund, options on financial future contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a financial futures contract gives the purchaser the right in return for the premium paid, to purchase a financial futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a financial futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

    Unlike entering into financial futures contracts, purchasing options on financial futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or "premium") paid for the options. Therefore, the purchase of options on financial futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a financial futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such financial futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF OPTIONS AND
FINANCIAL FUTURES CONTRACTS

    In addition to the risks described in the Company's Prospectus, the use of options and financial futures contracts may entail the following risks. First, although such instruments when used by the Funds are intended to correlate with the Funds' portfolio securities or currencies, in many cases the options or financial futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of financial futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

    To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a financial futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of financial futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a financial futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

    The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund's portfolio securities is particularly relevant to financial futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract's value (marked to market daily) over the contract's settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency

(marked to market daily) over the exercise price. In addition, because financial futures contracts require delivery at a future date of either a specified security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

    Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund's portfolio securities "covering" a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.

    There are also special risks in using currency options including the following: (i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of "last sale" information for foreign currencies, and (iii) the need to use "odd lot" transactions for underlying currencies at prices less favorable than those for "round lot" transactions.

    Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a Fund seeks to "close out" (i.e. terminate) a particular financial futures contract or option position. This is particularly relevant for over-the-counter options and financial futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

    In addition, FCMs or brokers in certain circumstances will have access to a Fund's assets posted as margin in connection with these transactions as permitted under the 1940 Act. See "Other Information Custody of Assets" in this Statement of Additional Information. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could effect such recovery.

    The success of a Fund in using hedging techniques depends, among other things, on VALIC's ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on VALIC's ability to select the proper type, time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. In any event, VALIC will use financial future contracts, options thereon, currency options and stock index options only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

LIMITATIONS

    No Fund will enter into any financial futures contract or purchase any option thereon if imme-diately thereafter the total amount of its assets required to be on deposit as initial margin to secure its obligations under financial futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its total assets. (Net assets in the case of Growth & Income Fund); provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a fundamental policy of each Fund that is permitted to use options and financial futures contracts.

    In addition, each Fund has an operating policy which provides that it will not enter into financial futures contracts or write put or call options with respect to financial futures contracts unless such transactions are either "covered" or subject to segregation requirements considered appropriate by the SEC staff. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC staff interpretive positions or no-action letters or rules adopted by the SEC.

MONEY MARKET SECURITIES OF FOREIGN ISSUERS

    Foreign money market instruments utilized by the Funds will be limited to:
(i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and
(iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies. For temporary purposes or in light of adverse foreign political or economic conditions, the Funds may invest in short-term high quality foreign money market securities without limitation.

                               INVESTMENT ADVISER


    VALIC serves as the investment adviser to Asset Allocation Fund, Money Market Fund, Capital Conservation Fund, Government Securities Fund, International Equities Fund and Social Awareness Fund pursuant to an Investment Advisory Agreement dated September 30, 1987, approved by shareholders at a meeting held on September 7, 1990. This Investment Advisory Agreement was also made applicable to the International Government Bond Fund effective October 1, 1991. The Investment Advisory Agreement was approved by the shareholders of the International Government Bond Fund on September 15, 1992. VALIC also serves as investment adviser to the MidCap Index Fund, the Stock Index Fund, the Small Cap Index Fund pursuant to an Investment Advisory Agreement effective May 1, 1992 that was approved by shareholders of the MidCap Index Fund and Stock Index Fund on April 28, 1992 and approved by shareholders of the Small Cap Index Fund on September 15, 1992. This Investment Advisory Agreement was also made applicable to the Growth Fund, the Growth & Income Fund and the Science & Technology Fund effective May 1, 1994. Prior to May 1, 1992, VALIC served as investment adviser to the MidCap Index Fund and Stock Index Fund pursuant to the Investment Advisory Agreement dated September 30, 1987. VALIC is a stock life insurance company organized on May 1, 1969 under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. VALIC's sole business consists of offering fixed and variable (and combinations thereof) retirement annuity contracts. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively engage in substantially all forms of financial services, with activities heavily weighted toward insurance. American General Corporation was incorporated as a Texas business corporation on February 26, 1980 as the successor to American General Life Insurance Company (organized in 1926) as the result of a corporate reorganization completed on July 1, 1980.


    Pursuant to the Investment Advisory Agreements, the Company retains VALIC to manage the investment of the assets of each Fund, maintain a trading desk, and place orders for the purchase and sale of portfolio securities. As investment adviser, VALIC obtains and evaluates as appropriate economic, statistical, and financial information in order to formulate and implement investment programs in furtherance of each Fund's investment objective(s) and investment program. Pursuant to the Investment Advisory Agreements, VALIC provides other services including furnishing the services of the President and such other executives and clerical personnel as the Company requires to conduct its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which the Company may need to continue operations. The Investment Advisory Agreement provides that the Company pay all expenses not specifically assumed by VALIC under the Agreements. Examples of the expenses paid by the Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders, expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value).

    The Investment Advisory Agreements require that VALIC's advisory fee be reduced by any commissions, tender and exchange offer solicitation fees and other fees, or similar payments (less any direct expenses incurred) received by VALIC or its affiliates in connection with the purchase and sale of portfolio investments of the Funds. In this regard, the Investment Advisory Agreements require VALIC to use its best efforts to recapture tender and exchange solicitation offer fees for each Fund's benefits, and to advise the Company's Board of Directors of any other fees, or similar payments that it (or any of its affiliates) may receive in connection with each Fund's portfolio transactions or of other arrangements that may benefit any of the Funds or the Company.


    The Company, by action of its Board of Directors determined to transfer the function of providing accounting services from the Company's custodian State Street Bank and Trust Company to VALIC. This transfer was effective October 31, 1996. Pursuant to this determination the Com-pany entered into an Accounting Services Agreement with VALIC ("Agreement"). The Agreement provides that the Company will pay to VALIC an annual fee payable monthly based on average daily net assets for providing the accounting services. For the fiscal year ended, May 31, 1997, the Company paid VALIC $177,948 for accounting services provided by VALIC.



    For the fiscal year ended May 31, 1995, the investment advisory fees paid by the Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Growth Fund, the Growth & Income Fund, the Science & Technology Fund, the Social Awareness Fund, the Asset Allocation Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund, and the Money Market Fund were $3,339,165, $1,314,837, $420,925, $697,990, $323,295, $159,996, $558,564,
$238,741, $931,720, $307,082, $224,415, $252,782, and $321,207, respectively.



    For the fiscal year ended May 31, 1996, the investment advisory fees paid by the Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Growth Fund, the Growth & Income Fund, the Science & Technology Fund, the Social Awareness Fund, the Asset Allocation Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund, and the Money Market Fund were $4,242,848, $1,666,107, $523,833, $715,452, $1,871,756, $557,628, $3,228,500,
$333,783, $939,313, $352,058, $340,148, $573,962, and $421,853, respectively.



    For the fiscal year ended May 31, 1997, the investment advisory fees paid by the Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Growth Fund, the Growth & Income Fund, the Science & Technology Fund, the Social Awareness Fund, the Asset Allocation Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund, and the Money Market Fund were $5,543,535, $1,880,085, $622,719, $668,871, $4,704,380, $1,211,524, $5,973,280,
$525,440, $900,822, $347,154, $417,356, $833,117, and $572,063, respectively.


    The Investment Advisory Agreements may be continued with respect to any Fund if specifically approved at least annually by (a)(i) the Company's Board of Directors or (ii) a majority of that Fund's outstanding voting securities (as defined by the 1940 Act), and (b) the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (as defined by the 1940 Act) by votes cast in person at a meeting called for this purpose. The Investment Advisory Agreements also provide that they shall terminate automatically if assigned. The Investment Advisory Agreements may be terminated as to any Fund at any time by the Company's Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by VALIC, on not more than 60 days' written notice, nor less than 30 days' written notice, or upon such shorter notice as may be mutually agreed upon, without the payment of any penalty. Additionally either Investment Advisory Agreement that VALIC shall not be liable to the Company, or any shareholder in the Company, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding, or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence, or reckless disregard of obligations or duties on the part of VALIC.

                            INVESTMENT SUB-ADVISERS

    Pursuant to an Investment Sub-Advisory Agreement which was approved by shareholders of the Stock Index Fund and the MidCap Index Fund on April 28, 1992 and by shareholders of the Small Cap Index Fund on September 15, 1992, VALIC has engaged Bankers Trust Company ("Bankers Trust") to provide investment Sub-Advisory services for the Stock Index Fund, the MidCap Index Fund and the Small Cap Index Fund. T. Rowe Price Associates, Inc. ("T. Rowe Price") provides Sub-Advisory services for the Growth Fund and the Science & Technology Fund pursuant to a Sub-Advisory Agreement. Value Line, Inc. ("Value Line") provides Sub-Advisory services for the Growth & Income Fund pursuant to a Sub-Advisory Agreement. Bankers Trust, T. Rowe Price and Value Line (collectively the "Sub-Advisers") will be subject to the control, supervision and direction of VALIC, which will retain responsibility for the overall management of the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the Growth Fund, the Growth & Income Fund and the Science & Technology Fund, respectively (collectively the "Sub-Advised Funds").


    In addition to acting as Sub-adviser to the MidCap Index Fund, the Stock Index Fund and Small Cap Index Fund as of September 30, 1995, Bankers Trust and Bankers Trust Australia collectively are the money managers to the following registered investment companies: Accessor Funds, Inc. Short Intermediate Fixed Income Portfolio; Asset Management Portfolio; Asset Management Portfolio II; Asset Management Portfolio III; The Bank Fiduciary Fund -- Equity Portfolio and Fixed Income Portfolio; Capital Appreciation Portfolio; Cash Management Portfolio; Equity 500 Index Portfolio; Small Cap Index Portfolio; EAFE Equity Index Portfolio; U.S. Bond Index Portfolio; Retirement Plus Portfolio; AARP U.S. Stock Index Fund; USAA S&P100 Index Fund; AAS&P 100 Index Fund; Liquid Asset Series and Emerging Market Series; Global High Yield Portfolio; Hercules Latin American Value Fund; International Equity Portfolio; Intermediate Tax Free Portfolio; Latin American Equity Portfolio; Liquid Assets Portfolio; NY Tax Free Money Portfolio; Pacific Basin Equity Portfolio; Pacific Select Fund -- Equity Index Series; Short Intermediate Government Securities Portfolio; Small Cap Portfolio; Tax Free Money Portfolio and Treasury Money Portfolio and Utility Portfolio.



    In addition to acting as Sub-adviser to the Growth Fund and the Science & Technology Fund, T. Rowe Price manages the following funds with which it is affiliated: T. Rowe Price Growth Stock Fund, Inc.; T. Rowe Price New Horizons Fund, Inc.; T. Rowe Price New Era Fund, Inc.; T. Rowe Price New Income Fund, Inc.; T. Rowe Price Growth & Income Fund, Inc.; T. Rowe Price Prime Reserve Fund, Inc.; T. Rowe Price Tax-Free Income Fund, Inc.; T. Rowe Price Tax-Exempt Money Fund, Inc.; T. Rowe Price Short-Term Bond Fund, Inc.; T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc.; T. Rowe Price Tax-Free Short-Intermediate, Inc.; T. Rowe Price High Yield Fund, Inc.; T. Rowe Price Tax-Free High Yield Fund, Inc.; T. Rowe Price GNMA Fund; T. Rowe Price Equity Income Fund; T. Rowe Price New America Growth Fund; T. Rowe Price Capital Appreciation Fund; T. Rowe Price Science & Technology Fund, Inc.; T. Rowe Price Small-Cap Value Fund, Inc.; T. Rowe Price U.S. Treasury Funds, Inc. (which includes U.S. Treasury Money Fund, U.S. Treasury Intermediate Fund and U.S. Treasury Long-Term Fund); T. Rowe Price State Tax-Free Income Trust (which includes Maryland Tax-Free Bond Fund, New York Tax-Free Bond Fund, New York Tax-Free Money Fund, Virginia Short-Term Tax-Free Bond Fund, Virginia Tax-Free Bond Fund, New Jersey Tax-Free Bond Fund, Georgia Tax-Free Bond Fund, Florida Insured Intermediate Tax-Free Fund, and Maryland Short-Term Tax-Free Bond Fund);
T. Rowe Price California Tax-Free Income Trust (which includes California Tax-Free Bond Fund and California Tax-Free Money Fund); T. Rowe Price Index Trust, Inc. (which includes the T. Rowe Price Equity Index Fund); T. Rowe Price Spectrum Fund, Inc. (which includes the Spectrum Growth Fund, Spectrum Income Fund and Spectrum International Fund); T. Rowe Price Short Term U.S. Government Fund Inc. (formerly T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.);
T. Rowe Price Balanced Fund, Inc.; T. Rowe Price Mid-Cap Value Fund, Inc.; T. Rowe Price Small-Cap Stock Fund, Inc. (formerly known as T. Rowe Price OTC Fund, Inc.), T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Capital Oppor-tunity Fund, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Summit Funds, Inc. (which includes Summit Cash Reserves Fund, Summit Limited-Term Bond Fund and Summit GNMA Fund), T. Rowe Price Summit Municipal Funds, Inc. (which includes Summit Municipal Money Market Fund, Summit Municipal Intermediate Fund, Summit Municipal Income Fund. T. Rowe Price also serves as investment adviser to the following unaffiliated funds: the Security First Trust (which includes the Growth and Income Series and Bond Series) and the Penn Series Funds, Inc. (which includes the Flexibly Managed Fund and High Yield Bond
Fund), T. Rowe Price Equity Series, Inc. (which includes T. Rowe Price Equity Income Portfolio, T. Rowe Price New America Growth Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, and T. Rowe Price Personal Strategy Balanced Portfolio), T. Rowe Price Fixed Income Series, Inc. (which includes T. Rowe Price Limited-Term Bond Portfolio and T. Rowe Price Prime Reserve Portfolio), T. Rowe Price International Series, Inc. (which includes T. Rowe Price International Stock Portfolio); T. Rowe Price Personal Strategy Funds, Inc. (which includes T. Rowe Price Personal Strategy Income Fund, T. Rowe Price Strategy Balanced Fund and Personal Strategy Growth Fund). In addition, an affiliate of T. Rowe Price, Rowe Price-Fleming International, Inc., acts as investment adviser to the T. Rowe Price International Funds, Inc. (which includes the T. Rowe Price International Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Discovery Fund, T. Rowe Price Emerging Markets Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price European Stock Fund, T. Rowe Price New Asia Fund, T. Rowe Price Global Government Bond Fund, T. Rowe Price Japan Fund; T. Rowe Price Global Stock Fund, T. Rowe Price Short-Term Global Income Fund, and T. Rowe Price Latin America Fund; the RPF International Bond Fund; the Institutional International Funds, Inc. (which includes the Foreign Equity Fund) and Institutional Equity Fund, Inc. (which includes Mid-Cap Equity Growth Fund).


    In addition to acting as Sub-adviser to the Growth & Income Fund, Value Line manages the following funds with which it is affiliated: The Value Line Fund, Inc.; The Value Line Income Fund, Inc.; The Value Line Special Situations Fund, Inc.; Value Line Leveraged Growth Investors, Inc.; The Value Line Cash Fund, Inc.; Value Line Government Securities Fund, Inc.; Value Line Centurion Fund, Inc.; The Value Line Tax Exempt Fund, Inc.; Value Line Convertible Fund, Inc.; Value Line Aggressive Income Trust; Value Line New York Tax Exempt Trust; Value Line Strategic Asset Management Trust; The Value Line Intermediate Bond Fund, Inc.; Value Line Small-Cap Growth Fund, Inc.; Value Line Asset Allocation Fund, Inc.; and Value Line U.S. Multi-National Fund, Inc.

    Pursuant to the Investment Sub-Advisory Agreements and subject to VALIC's control, supervision and direction, the Sub-Advisers will manage the investment and reinvestment of the assets of the Sub-Advised Funds, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in the Sub-Advised Funds. Further, the Sub-Advisers will maintain a trading desk and place orders for the purchase and sale of portfolio investments for the Sub-Advised Funds, accounts with brokers and dealers selected by the Sub-Advisers, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-Advisers and VALIC.

    The Investment Sub-Advisory Agreements provide that the Sub-Advisers will bear the expense of discharging their responsibilities.

    VALIC shall, from the compensation VALIC receives from the Company for acting as investment adviser, pay to BTC, for the services rendered and expenses paid by BTC, a monthly fee computed at the annual rate of .05% of the first $500 million and .03% of average daily net asset values on the excess over $500 million based on the Stock Index Fund, the MidCap Index Fund and Small Cap Index Fund respectively. VALIC shall, from the compensation VALIC receives from the Company for acting as investment adviser, pay to T. Rowe Price, for the services rendered and expenses paid by T. Rowe Price, a monthly fee based on average daily net asset values of the Growth Fund at an annual rate of .50% and the

Science & Technology Fund at the annual rate of .60%. VALIC shall, from the compensation VALIC receives from the Company for acting as investment adviser, pay to Value Line, for services rendered and expenses paid by Value Line, a monthly fee based on average daily net asset values of the Growth & Income Fund at an annual rate of .45%. Notwithstanding the above provision, VALIC is required to pay a minimum annual sub-advisory fee of $50,000 to BTC for the Small Cap Index Fund. There are no minimum sub-advisory fees for the Stock Index Fund, MidCap Index Fund, the Growth Fund, the Growth & Income Fund or the Science & Technology Fund.

    The Investment Sub-Advisory Agreements require that each Sub-Adviser promptly reduce its monthly fee by the amount of any commission, tender and exchange offer solicitation fees, other fees or similar payments received by the Sub-Adviser, or any affiliated person of the Sub-Adviser, in connection with Sub-Advised Fund portfolio transactions. Such "commissions" or "other fees" exclude those charged by brokers or dealers affiliated with a Sub-Adviser, as referred to below. Such "tender and exchange offer solicitation fees" exclude those received by a Sub-Adviser acting in the capacity of manager for any such offer. In this regard, the Sub-Advisory Agreements require the Sub-Advisers to use their best efforts to obtain tender and exchange solicitation offer fees for each Fund's benefit, and to advise VALIC of any other fees or similar payments that they (or any of their affiliates) may receive in connection with any Fund's portfolio transactions or of other arrangements that may benefit any of the Funds.

    The Investment Sub-Advisory Agreements may be continued with respect to any of the Funds if approved at least annually by the vote of the Company's Board of Directors who are not parties to the Investment Sub-Advisory Agreements or interested persons of any such parties, cast in person at a meeting called for the purpose of voting on such approval and by a vote of a majority of the Company's Board of Directors or a majority of the relevant Fund's outstanding voting securities.

    The Investment Sub-Advisory Agreements will automatically terminate in the event of assignment or in the event of termination of the Investment Advisory Agreement between VALIC and the Company as it relates to the relevant Sub-Advised Fund. The Investment Sub-Advisory Agreements may be terminated at any time by VALIC, the relevant Sub-Adviser, the Company's Board of Directors, or by vote of a majority of the outstanding voting securities of the relevant Sub-Advised Fund, on not more than 60 days' nor less than 30 days' written notice to the other entities, or upon such shorter notice as may be mutually agreed upon. Such termination shall be without the payment of any penalty.

    The Investment Sub-Advisory Agreements provide that the Sub-Advisers shall not be liable to VALIC, the Company or to any shareholder of the Company for any act or omission in rendering services under the Investment Sub-Advisory Agreements or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of the Sub-Advisers.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     As investment adviser to the Company, VALIC has responsibility for placing (and deciding when to place) orders for the purchase and sale of investments for the portfolio of each Fund, selecting brokers or dealers to handle these transactions, and negotiating commissions on these transactions. VALIC utilizes the assistance of Sub-Advisers in selecting brokers or dealers to handle transactions for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the Growth Fund, the Growth & Income Fund and the Science & Technology Fund. The Sub-Advisers may employ affiliated brokers or, in the case of T. Rowe Price, indirectly related brokers for portfolio transactions under circumstances described in the Prospectus under the heading "Investment Management."


    Virtually all of the over-the-counter transactions by the Asset Allocation Fund, the Money Market Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund and the Growth & Income Fund are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The MidCap Index Fund, the Stock Index Fund, the International Equities Fund, the Small Cap Index Fund, and the Social Awareness Fund, each purchase and sell most of their portfolio securities on a national securities exchange on an agency basis. The Growth Fund and the Science & Technology Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. The Company normally enters into principal transactions directly with the issuer or the market-maker.

    When the Company purchases or sells securities or financial futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When the Company purchases securities from the issuer, an underwriter usually receives a commission or "concession" paid by the issuer. When the Company purchases securities from a market-maker, it pays no commission, but the price includes a "spread" or "mark-up" (between the bid and asked price) earned by the market-making dealer on the transaction.

    In purchasing and selling each Fund's portfolio securities, it is the policy of VALIC and the Sub-Advisers (collectively, the "Advisers") to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Advisers consider such factors as: the broker or dealer's reliability; the quality of the broker or dealer's execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Advisers place orders directly with the principal market-maker unless they believe the Company can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Advisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Advisers believe that more than one firm meets these criteria the Advisers may prefer brokers who provide the Advisers or the Company with brokerage and research services, described below.

    The Advisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Advisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Advisers viewed in terms of either that particular transaction or the overall responsibilities of the Advisers.

    The Advisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses. Research services are received by the Advisers primarily in the form of written reports, telephone contacts, personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data.

    The Advisers have no agreements or understandings with broker-dealers by which specific amounts of transactions or commissions are directed to specific broker-dealers.

    The Advisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities, for the Company. The Advisers will not cause the Company to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Advisers' overall responsibilities with respect to accounts for which they exercise investment discretion. The Advisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Advisers believe these supplemental investment research services are essential to the Advisers' ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund effects securities transactions may be used by the Advisers in ser-vicing all of the Funds, and the Advisers may not use all such services in managing the Funds.

    The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by the Company's Board of Directors.


    Brokerage commissions paid by the Stock Index Fund on portfolio transactions for the fiscal years ended May 31, 1997, 1996, and 1995, totalled $122,723, $84,226 and $95,461, respectively. For the fiscal year ended May 31, 1997 the Stock Index Fund paid no brokerage commissions to brokers.



    Brokerage commissions paid by the MidCap Index Fund on portfolio transactions for the fiscal years ended May 31, 1997, 1996, and 1995, totalled $80,089, $93,068 and $118,210, respectively. For the fiscal year ended May 31, 1997, the MidCap Index Fund paid no brokerage commissions to brokers.



    Brokerage commissions paid by the Small Cap Index Fund on portfolio transactions for the fiscal year ended May 31, 1997, 1996 and 1995, totalled $90,498, $37,454 and $36,808, respectively. For the fiscal year ended May 31, 1997, the Small Cap Index Fund paid $153 in brokerage commissions on transactions totalling $68,697 to brokers selected on the basis of the quality of execution together with research services provided to the Advisers.



    Brokerage commissions paid by the International Equities Fund on portfolio transactions for the fiscal years ended May 31, 1997, 1996, and 1995 totalled $153,793, $250,882 and $187,369, respectively. For the fiscal year ended May 31, 1997, the International Equities Fund paid no brokerage commissions to brokers.



    Brokerage commissions paid by the Growth Fund on portfolio transactions for the fiscal years ended May 31, 1997, 1996 and 1995, totalled $757,865, $486,285 and $204,382, respectively. For the fiscal year ended May 31, 1997, the Growth Fund paid $94,434 in brokerage commissions, on transactions totalling $41,627,478, to brokers selected on the basis of the quality of the execution together with research services provided to VALIC.



    Brokerage commissions paid by the Growth & Income Fund on portfolio transactions for the fiscal year ended May 31, 1997, 1996 and 1995, totalled $159,571, $112,767 and $81,155, respectively. For the fiscal year ended May 31, 1997, the Growth & Income Fund paid $60,422 in brokerage commissions, on transactions totalling $49,455,843, to brokers selected on the basis of the quality of the execution together with research services provided to VALIC.



    Brokerage commissions paid by the Social Awareness Fund on portfolio transactions for the fiscal years ended May 31, 1997, 1996, and 1995, totalled $221,028, $99,297 and $134,591, respectively. For the fiscal year ended May 31, 1997 the Social Awareness Fund paid no brokerage commissions to brokers.



    Brokerage commissions paid by the Science & Technology Fund on portfolio transactions for the fiscal year ended May 31, 1997, 1996 and 1995, totalled $1,143,004, $664,932 and $182,202, respectively. For the fiscal year ended May 31, 1997, the Science & Technology Fund paid $75,790 in brokerage commissions, on transactions totalling $43,440,066, to brokers selected on the basis of the quality of the execution together with research services provided to VALIC.



    Brokerage commissions paid by the Asset Allocation Fund on portfolio transactions for the fiscal years ended May 31, 1997, 1996 and 1995, totalled $239,365, $235,223 and $155,506, respectively. For the fiscal year ended May 31, 1997, the Asset Allocation Fund paid no brokerage commissions to brokers.



    No brokerage commissions were paid by the Capital Conservation Fund, Government Securities Fund, International Government Bond Fund and Money Market Fund for fiscal years ended May 31, 1997, 1996 and 1995.


    Occasions may arise when one or more of the Funds or other accounts that may be considered affiliated persons of the Funds under the 1940 Act desire to purchase or sell the same portfolio security at approximately the same time. On those occasions when such simultaneous purchase and sale transactions are made such transaction will be allocated in an equitable manner according to written procedures approved by the Company's Board of Directors. Specifically, such written procedures provide that in allocating purchase and sale transactions made on a combined basis the parties will seek to achieve the same net unit price of securities for each Fund or other account and to allocate as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased and sold by each Fund or other account. In some cases, this procedure could have an adverse effect on the price or quantity of securities available to the Funds. However, the Funds may, alternatively, benefit from lower broker's commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. In the Advisers' opinion, the results of this procedure will, on the whole, be in the best interest of each Fund.

               OFFERING, PURCHASE, AND REDEMPTION OF FUND SHARES

    Pursuant to a distribution agreement, the Variable Annuity Marketing Company ("VAMCO") acts without remuneration as the Company's agent in the distribution of Fund shares to the VALIC, AG Life and AGNY separate accounts. VAMCO's address is the same as that of VALIC.

    The distribution agreement between VAMCO and the Company provides that it shall continue in force from year to year, provided that such continuance is approved at least annually (a)(i) by the Board of Directors of the Company, or
(ii) by vote of a majority of the Company's outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of the Company's Directors who are not 'interested persons' (as defined in the 1940
Act) of the Company by votes cast in person at a meeting called for such purpose. The distribution agreement may be terminated at any time, without penalty, by a vote of the Board of Directors of the Company or by a vote of a majority of the outstanding voting securities of the Company, or by VAMCO, on sixty days' written notice to the other party. The distribution agreement also provides that it shall automatically terminate in the event of its assignment.

    Pursuant to the distribution agreement, VAMCO pays promotional and advertising expenses and the cost of printing prospectuses used to offer and sell shares of the Company (after typesetting and printing the copies required for regulatory filings by the Company). Promotional and advertising expenses include any expense related to distribution of shares of the Funds or attributable to any activity primarily intended to result in the sale of shares, including, for example, the preparation, printing, and distribution of advertising and sales literature (including reports to shareholders used as sales literature). VALIC reimburses VAMCO for these expenses. Thus all such expenses incurred by VAMCO are passed directly on to VALIC, its parent. The Company pays all expenses related to the registration of Fund shares under federal and state laws, including registration and filing fees, the cost of preparing the prospectus for such purpose, and related expenses of outside legal and auditing firms.

    As explained in the prospectus for the Contracts, payments of surrender values, as well as lump sum payments available under the annuity options of the Contracts, may be suspended or postponed at any time when redemption of shares is suspended. Normally, the Company redeems Fund shares within seven days of receipt of request therefor, but may postpone redemptions beyond seven days when: (1) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (2) an emergency exists making disposal or valuation of a Fund's assets not reasonably practicable; or (3) the Securities and Exchange Commission has so permitted by order for the protection of the Company's shareholders.

    The Company normally redeems Fund shares for cash. Although the Company, with respect to each Fund, may make full or partial payment by assigning to the separate accounts investing in the Company portfolio securities at their value used in determining the redemption price (i.e. by redemption-in-kind), the Company, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, the Company has committed itself to pay the separate accounts, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of the Company's net asset value. The securities to be paid in-kind to the separate accounts will be selected in such man-ner as the Board of Directors deems fair and equitable. In such cases, the separate accounts would incur brokerage expenses should they wish to liquidate these portfolio securities.

    All shares are offered for sale and redeemed at net asset value. Net asset value per share is determined by dividing the net assets of a Fund by the number of that Fund's outstanding shares at such time.

                        DETERMINATION OF NET ASSET VALUE

    Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price.

    U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from government securities pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities.

    Publicly-traded corporate bonds are valued at prices obtained from State Street Bank and Trust Company.

    Short-term debt securities for which market quotations are readily available are valued at the last reported bid price, except for those with a remaining maturity of 60 days or less which are valued by the amortized cost method (unless, due to special circumstances, the use of such a method with respect to any security would result in a valuation which does not approximate fair market value).

    Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.

    Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such foreign over-the-counter securities, then such securities will be valued in good faith by a method that the Company's Board of Directors, or its delegates, believes accurately reflects fair value. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. In addition, because of the need to value foreign securities (other than ADRs) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in such foreign securities may not take place contemporaneously with the valuation of such foreign securities in those Funds' portfolios.

    Options purchased by the Funds (including options on financial futures contracts, stock indices, foreign currencies, and securities) listed on national securities exchanges are valued on the exchange where such security is primarily traded.

    Over-the-counter options purchased or sold by the Funds are valued based upon prices provided by market-makers in such securities or dealers in such currencies.

    Exchange-traded financial futures contracts (including interest rate futures contracts, stock index futures contracts, and currency futures con-tracts) are valued at the settlement price for such contracts established each day by the board of trade or exchange on which such contracts are traded. Unlisted financial futures contracts are valued based upon prices provided by market-makers in such financial futures contracts.

    All of the assets of the Money Market Fund are valued on the basis of amortized cost. Under the amortized cost method of valuation, securities are valued at a price on a given date, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price a Fund would receive if it sold the security. During such periods, the yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities. The Company's Board of Directors has established procedures reasonably designed, taking into account current market conditions and Money Market Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

                 CALCULATION OF YIELD FOR THE MONEY MARKET FUND

    The yield of the Money Market Fund is its net income expressed as a percentage of assets on an annualized basis for a seven day period. Rule 482 under the Securities Act of 1933 requires that a yield quotation set forth in an advertisement for a money market fund be computed by a standardized method based on an historical seven calendar day period. The current yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and then dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then multiplied by (365/7) to annualize the yield figure. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and any fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Money Market Fund's average account size. The Money Market Fund may also calculate its compound effective yield by compounding the unannualized base period return (calculated as described above) by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

    The yield quoted by the Money Market Fund at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Money Market Fund's portfolio, their quality and length of maturity, and the Money Market Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. In other words, the portfolio has an average maturity for all of its issues, stated in numbers of days and weighted according to the relative value of each investment.

    The yield fluctuates daily as the income earned on the investments of the Money Market Fund fluctuates. Accordingly, neither the Company nor VALIC can assure the yield quoted on any given occasion will remain constant for any period of time. For example, the Money Market Fund's yield will change if it experiences a net inflow of new assets which it then invests in securities whose yield is higher or lower than that being currently earned on investments. Investments in the Money Market Fund are not insured and investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. In addition, other money market funds as well as banks and savings and loan associations may calculate their yields on a different basis and the yield quoted by the Money Market Fund from time-to-time could vary upwards or downwards if another method of calculation or base period were used.

                          ACCOUNTING AND TAX TREATMENT

CALL AND PUTS

    When a Fund writes a call or put option, an amount equal to the premium received by it is included in that Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded. If a call option which a Fund has written either expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and proceeds from such sale are increased by the premium originally received.

    The premium paid by a Fund for the purchase of a put option is included in the asset section of its Statement of Assets and Liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded. If a put option which a Fund has purchased expires unexercised it realizes a capital loss equal to the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

FINANCIAL FUTURES CONTRACTS

    Accounting for financial futures contracts will be in accordance with generally accepted accounting principles. Initial margin deposits made upon entering into financial futures contracts will be recognized as assets due from the FCM (the Fund's agent in acquiring the futures position). During the period the financial futures contract is open, changes in the value of the contract will be recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation (or maintenance) margin payments will be made or received, depending upon whether gains or losses are incurred. Financial futures contracts held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes (that is, treated as having been sold at market value).

SUBCHAPTER M OF THE INTERNAL REVENUE CODE OF 1986

    Each Fund of the Company intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund must meet several requirements to obtain and maintain its status as a regulated investment company. Among these requirements are that: (i) at least 90% of a Fund's gross income be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities; (ii) less than 30% of a Fund's gross income be derived from gains (without deduction for losses) from sales of securities held for less than three months (legisla-tion has been introduced in Congress, in each of the past several years, which, if adopted, would repeal the requirement that less than 30% of a Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months); (iii) at the close of each quarter of a Fund's taxable year (a) at least 50% of the value of the Fund's assets consist of cash, government securities, securities of other regulated investment companies and other securities (such other securities of any one issuer being not greater than 5% of the value of a Fund and the Fund holding not more than 10% of the outstanding voting securities of any such issuer) and (b) not more than 25% of the value of a Fund's assets be invested in the securities of any one issuer (other than United States government securities or securities of other regulated investment companies). Each Fund of the Company is treated as a separate entity for federal income tax purposes.

    The Internal Revenue Service ("Service") has ruled publicly that an exchange-traded call option is a security for purposes of the 50% of assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. It has ruled privately (at the request of a taxpayer other than the Company) that income from closing financial futures contracts is considered gain from a disposition of securities for purposes of the 90% of gross income test, and that all of the gain taken into income as a result of the mark-to-market rule will be treated as gain from a sale of a security held for at least three months, regardless of when the contract was acquired, for purposes of the 30% limitation on less-than-three-month gains. However, since taxpayers other than the taxpayer requesting a particular private ruling are not entitled to rely on such ruling, the Company intends to keep its Funds' activity in futures contracts and options at a low enough volume such that gains from closing futures contracts will not exceed 10% of a Fund's gross income until the Service rules publicly on the issues or the Company is otherwise satisfied that those gains are qualifying income.

    The requirement that less than 30% of a Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months may restrict a Fund's ability to write covered call options on securities which it has held less than three months and on stock indices based on such securities, to write options which expire in less than three months, and to effect closing purchase transactions with respect to options which have been written less than three months prior to such transactions. Consequently, in order to avoid realizing a gain within the three month period, a Fund may be required to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so. A Fund may also be restricted in the purchasing of put options for the purpose of hedging underlying securities because of the application of short sale holding period rules with respect to such underlying securities.

SECTION 817(H) OF THE CODE

    Each of the Funds intends to comply with Section 817(h) of the Code and the regulations issued thereunder. Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on variable annuity contracts based upon segregated asset accounts. These requirements are in addition to the diversification requirements of Subchapter M and the 1940 Act and may affect the securities in which a Fund may invest. Failure to meet the requirements of Section 817(h) could result in immediate taxation of the Contract Owner to the extent of appreciation on investment under the Contract.

    The Section 817(h) diversification requirements do not apply to pension plan contracts. "Pension plan contracts" for these purposes generally means annuity contracts issued with respect to plans qualified under Section 401(a) or 403(a) of the Code, Section 403(b) annuities, Individual Retirement Accounts, Individual Retirement Annuities and annuities issued with respect to Section 457 plans.

    The Secretary of the Treasury may, in the future, issue additional regulations that will prescribe the circumstances in which a Contract Owner's control of the investments of the separate accounts investing in the Company may cause the Contract Owner, rather than VALIC, to be treated as the owner of the assets of that separate account.

    In order to comply with the requirements of Section 817(h) and the regulations thereunder, the Company may find it necessary to take action to ensure that a Contract funded by the Company continues to qualify as such under federal tax laws. The Company, for example, may be required to alter the investment objectives of a Fund or Funds, or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Fund, and the approval of a majority of such shareholders (as defined in the 1940 Act) and without prior approval of the Securities and Exchange Commission, to the extent legally required.

    It is not feasible to comment on all of the federal income tax consequences concerning the Funds. Each owner of a Contract funded by the Company should consult a qualified tax adviser for more complete information. The reader should refer to the appropriate prospectus related to his or her Contracts for a more complete description of the taxation of the separate account and of the owner of the particular Contract.

                               OTHER INFORMATION

SHAREHOLDER REPORTS

    Annual Reports containing audited financial statements of the Company and Semiannual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract Owners, annuitants, or beneficiaries as appropriate.

VOTING AND OTHER RIGHTS


    The Company has an authorized capitalization of 13 billion shares of common stock, $0.01 par value per share, 13 billion of which are authorized to be issued in thirteen classes comprising 1 billion shares each. Each of the thirteen classes of stock corresponds to one of the Funds and represents an ownership interest in that Fund. See "Voting and Other Rights" in the Prospectus for a full discussion of the manner in which shares of the Fund are voted.



    VALIC has made initial organization investments in each of the following Funds, and, as of May 31, 1997, owned of record the following percentage of the outstanding shares of these Funds: 0% of the Stock Index Fund, 0% of the MidCap Index Fund, 0% of the Small Cap Index Fund, 0% of the International Equities Fund, 0% of the Growth Fund, 0% of the Growth & Income Fund, 11.71% of the Capital Conservation Fund, 0% of the Government Securities Fund, 0% of the International Government Bond Fund, 0% of the Social Awareness Fund, 0% of the Science & Technology Fund, 0% of the Money Market Fund, and 0% of the Asset Allocation Fund.


    VALIC's ownership of more than 25% of the outstanding shares may result in VALIC's being deemed a controlling entity of each of those Funds as that term is defined in the 1940 Act. Such control will dilute the effect of the votes of other shareholders and contract owners.


    As of May 31, 1997, VALIC Separate Account A owned of record the following percentage of the outstanding shares of each Fund: 96.88% of the Stock Index Fund, 99.99% of the MidCap Index Fund, 100% of the Small Cap Index Fund, 99.85% of the International Equities Fund, 99.65% of the Growth Fund, 100% of the Growth & Income Fund, 88.28% of the Capital Conservation Fund, 99.99% of the Government Securities Fund, 100% of the International Government Bond Fund, 99.92% of the Social Awareness Fund, 100% of the Science & Technology Fund, 99.99% of the Money Market Fund, and 99.95% of the Asset Allocation Fund.



    As of May 31, 1997, the other shareholders of the Funds included AGL Separate Account A, AGL Separate Account B, AGL Separate Account D, American General Corporation Thrift Plan and VALIC Agents' and Managers' Thrift Plan. None of these other shareholders owned of record more than 5% of any Fund's outstanding shares.


CUSTODY OF ASSETS

    Pursuant to a Custodian Contract with the Company, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of the Company as custodian.

    State Street is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Company, and performing other administrative duties, all as directed by persons authorized by the Company. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Company. Portfolio securities of the Funds purchased domestically are maintained in the custody of State Street and may be entered into the book entry systems of securities depositories approved by the Board of Directors. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of State Street and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Board of Directors, in accordance with regulations under the 1940 Act.

    State Street holds securities of the Funds on which call options have been written and certain assets of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of the FCMs through which such transactions are effected. The Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of those Funds may be held by the custodian pursuant to similar arrangements with the brokers involved.

    This arrangement regarding margin deposits essentially consists of State Street creating a separate segregated account into which it transfers (upon the Company's instructions) assets from a Fund's general (regular) custodial account. The custody agreement for such arrangement provides that FCMs or brokers will have access to the funds in the segregated accounts when and if the FCMs or brokers represent that the Company has defaulted on its obligation to the FCMs or brokers and that the FCMs or brokers have met all the conditions precedent to their right to receive such funds under the agreement between the Company and the FCMs or brokers. The Company has an agreement with each FCM or broker which provides (1) that the assets of any Fund held by the FCM or broker will be in the possession of State Street until released or sold or otherwise disposed of in accordance with or under the terms of such agreement, (2) that such assets would not otherwise be pledged or encumbered by the FCM or broker,
(3) that when requested by the Company the FCM or broker will cause State Street to release to its general custodial account any assets to which a Fund is entitled under the terms of such agreement, and (4) that the assets in the segregated account shall otherwise be used only to satisfy the Company's obligations to the FCM or broker under the terms of such agreement.

    If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts or covered options on stock indices held through a given FCM or broker, it is entitled immediately to receive from the FCM or broker, and usually will receive by the next business day, the net amount of such gains. Thereupon, such assets will be deposited in its general or segregated account with State Street, as appropriate.

INDEX FUNDS

    The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

    Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index(es). Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any product or person into consideration in determining, comprising or calculating the Index(es).

    Frank Russell Company's publication of the Index(es) in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index(es) is (are) based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX(ES) OR ANY DATA INCLUDED IN THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY

REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX(ES) OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT MEANS OR LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

    The Stock Index Fund and the MidCap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the Company or its participants regarding the advisability of investing in securities generally or in the Stock Index Fund or MidCap Index Fund particularly or the ability of the S&P Index or the S&P MidCap 400 Index Fund to track general stock market performance. S&P has no obligation to take the need of the Company or the Company's participants into consideration in determining, composing or calculating the S&P 500 Index or S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Stock Index Fund or MidCap Index Fund or the timing of the issuance or sale of such Funds or in the determination or calculation of the equation by which such Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

    S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY FROM THE USE OF THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DESCRIPTION OF CORPORATE BOND RATINGS

    Moody's Investors Service, Inc.'s corporate bond ratings are as follows:

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

    Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    Standard & Poor's Corporation classifications are as follows:

    AAA -- This is the highest rating assigned by Standard & Poor's to a financial obligation and indicates an extremely strong capacity to meet its financial commitment.

    AA -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is strong.

    A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB -- Obligations rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    BB-B-CCC-CC -- Obligations rated "BB", "B", "CCC" and "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" a higher degree of speculation. While such obligations will likely have some quality and protective characteristics, they may be outweighed by large uncertainties or major exposures to adverse conditions.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    A and Prime Commercial Paper Ratings.

    Commercial paper rated A by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although, in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The rating is described by S&P as the investment grade category, the highest rating classification. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

    Among the factors considered by Moody's in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strengths and weaknesses in respect of these criteria establish a rating in one of three classifications. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Its other two ratings, Prime-2 and Prime-3 are designated Higher Quality and High Quality, respectively.

INDEPENDENT AUDITORS


    Ernst & Young LLP, One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010, serve as independent auditors of the Company.

                             DIRECTORS AND OFFICERS


                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
         NAME AND ADDRESS                   WITH REGISTRANT                   DURING PAST 5 YEARS
         ----------------                   ---------------                   -------------------
Stephen D. Bickel*................  President and Chairman           Chairman, Chief Executive Officer and
2929 Allen Parkway                    since 1988                     Director, VALIC; Chairman of the
Houston, Texas 77019                                                 Board of Directors, VAMCO. Formerly,
                                                                     President, Chief Executive Officer,
                                                                     and Director, VALIC (1988-1994);
                                                                     Executive Vice President -- Actuarial
                                                                     & Tax, American General Corporation
                                                                     (1987-1988); Senior Vice President &
                                                                     Actuary, American General Corporation
                                                                     (1983-1987).
Thomas L. West, Jr.*..............  Director and Executive Vice      President and Director, VALIC;
2929 Allen Parkway                    President since 1994           Director, VAMCO. Formerly Senior Vice
Houston, Texas 77019                                                 President Annuity Business
                                                                     Unit -- Aetna Life Insurance &
                                                                     Annuity Co. (1987-1994).
Joe C. Osborne*...................  Director since 1992              Senior Vice President -- Marketing
2929 Allen Parkway                                                   and Director, VALIC; President and
Houston, Texas 77019                                                 Director, VAMCO; Formerly, Executive
                                                                     Vice President -- Marketing, VALIC
                                                                     (1987-1989); Senior Vice
                                                                     President -- Marketing, VALIC
                                                                     (1983-1987).
Peter V. Tuters*..................  Director since 1992              Vice President, Chief Investment
2929 Allen Parkway                                                   Officer and Director, VALIC; Senior
Houston, Texas 77019                                                 Vice President, Chief Investment
                                                                     Officer, American General
                                                                     Corporation; Vice President -- Bonds,
                                                                     Crown Life Insurance Company
                                                                     (1977-1992).
Dr. Norman Hackerman..............  Director since 1984              Chairman -- Scientific Advisory Board
5555 San Felipe                                                      for The Robert A. Welch Foundation
Suite 1900                                                           (1983-Present); Director, Electro-
Houston, Texas 77056-2727                                            source, Inc.; Director, Radian
                                                                     Corporation; Director, Scientific
                                                                     Measurement Systems, Inc.; President
                                                                     Emeritus, Rice University, Houston,
                                                                     Texas. Formerly, President, Rice
                                                                     University, Houston, Texas
                                                                     (1970-1985).(1)(2)(4)
Dr. John W. Lancaster.............  Director since 1984              Retired. Pastor Emeritus and Director
5300 Main                                                            of Planned Giving, First Presbyterian
Houston, Texas 77004                                                 Church, Houston, Texas. Formerly,
                                                                     Pastor, First Presbyterian Church,
                                                                     Houston, Texas.(4)
Dr. F. Robert Paulsen.............  Director since 1985              Dean Emeritus and Professor Emeritus,
2801 N. Indian Ruins                                                 College of Higher Education,
Tucson, Arizona 85715                                                University of Arizona, Tucson,
                                                                     Arizona.(1)(2)(4)


------------

 * Interested persons of the Company as defined in the 1940 Act specifically because of their capacity as officers, directors or consultants of the Company, VALIC or American General Corporation.


(1) Retired Managing General Partner of Van Kampen American Capital Exchange
Fund.



(2) Retired Trustee of Van Kampen American Capital Bond Fund, Inc., Van Kampen American Capital Income Trust, Van Kampen American Capital Convertible Securities Fund, Inc. and the Common Sense Trust.



(3) Retired Trustee of Van Kampen American Capital Income Trust and Common Sense Trust and retired Director of Van Kampen American Capital Bond Fund and Van Kampen American Capital Convertible Securities Fund.



(4) Directors who are not interested persons of the Company receive an annual retainer of $18,000. In addition, such directors are paid a per meeting fee of $1,500 plus expenses incurred.

                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
         NAME AND ADDRESS                   WITH REGISTRANT                   DURING PAST 5 YEARS
         ----------------                   ---------------                   -------------------
Dr. R. Miller Upton...............  Director since 1984              Consultant. Formerly, Director, Home
914 Tarrant Dr.                                                      Life Insurance Company of New York
Fontana, Wisconsin 53125                                             (1965-1988) and Director, Household
                                                                     International, Inc. (1965-1989).(1)
                                                                     (3)(4)
Ben H. Love.......................  Director since 1991              Retired Formerly, Chief Executive,
4407 Eaton Circle                                                    Boy Scouts of America. (1985-1993)(4)
Colleyville, Texas 76034


    Listed below are the Company's officers and their principal occupations. All are affiliates of VALIC and are located at 2929 Allen Parkway, Houston, Texas 77019. Each officer serves until his or her successor is elected and shall qualify.


                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
               NAME                         WITH REGISTRANT                   DURING PAST 5 YEARS
               ----                         ---------------                   -------------------
Norman Jaskol.....................  Vice President and Senior        Vice President and Managing
                                      Investment Officer since 1988  Director -- Investments, VALIC.
                                                                     Formerly, Senior Vice
                                                                     President -- Portfolio Manager, Lo-
                                                                     mas Capital Management Company
                                                                     (1987-1988); Deputy Executive Direc-
                                                                     tor -- Investments, Colorado Public
                                                                     Employees Retirement Association
                                                                     (1978-1987).
Teresa S. Moro....................  Vice President and Investment    Trader -- VALIC. Formerly, Money Mar-
                                      Officer since 1990             ket Trader, VALIC (1986-1990); AIM
                                                                     Management Group Inc. (1983-1986).
John W. Mossbarger................  Vice President and Investment    Portfolio Manager, VALIC. Formerly
                                      Officer since 1992             Managing Director -- Common Stocks,
                                                                     American General Corporation (1989-
                                                                     1992); Senior Vice
                                                                     President -- Equity Investments,
                                                                     American General Corporation
                                                                     (1988-1989); Vice President and Trust
                                                                     Officer Texas Commerce Bank N.A.
                                                                     (1982-1988).
Leon A. Olver.....................  Vice President and Investment    Portfolio Manager, VALIC. Formerly
                                      Officer since 1995             Vice President and Treasurer, First
                                                                     Heights Bank (1994-1995); Vice
                                                                     President and Assistant Treasurer,
                                                                     First Heights Bank (1991-1994);
                                                                     Assistant Vice President, Pulte
                                                                     Financial Companies (1984-1991).
William Trimbur, Jr...............  Vice President and Investment    Portfolio Manager, VALIC. Formerly,
                                      Officer since 1987             Second Vice President, VALIC (1985-
                                                                     1990); Controller, VALIC (1985-1986);
                                                                     Assistant Controller, VALIC
                                                                     (1982-1985) and Assistant Treasurer,
                                                                     VALIC (1982-1986).

                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
               NAME                         WITH REGISTRANT                   DURING PAST 5 YEARS
               ----                         ---------------                   -------------------
Brent C. Nelson...................  Vice President since 1987        Senior Vice President and Controller,
                                                                     Director, VALIC. Formerly, Vice
                                                                     President and Controller, VALIC
                                                                     (1990-1994); Controller, VALIC
                                                                     (1987-1990); Second Vice President
                                                                     and Controller, VALIC (1986-1987);
                                                                     Second Vice President -- Fund
                                                                     Operations, VALIC (1985-1986);
                                                                     Assistant Vice President --
                                                                     Controller, Lomas Financial Security
                                                                     Insurance Co. (1982-1985).
Cynthia A. Toles..................  General Counsel and Secretary    Senior Associate General Counsel and
                                      since 1985                     Secretary, VALIC. Secretary and
                                                                     Assistant Treasurer, VAMCO. Formerly,
                                                                     Vice President, Associate General
                                                                     Counsel & Assistant Secretary (1988-
                                                                     1989); Second Vice President,
                                                                     Associate General Counsel and
                                                                     Assistant Secretary, VALIC
                                                                     (1986-1988); Assistant Vice
                                                                     President, Assistant General Counsel
                                                                     and Assistant Secretary, VALIC (1983-
                                                                     1986).
Gregory R. Seward.................  Treasurer since 1991             Director of Fund Operations and
                                                                     Assistant Controller, VALIC.
                                                                     Formerly, Controller, Avanti Health
                                                                     Systems, Inc. (1988-1991); Reports
                                                                     Manager, American Capital Asset
                                                                     Management, Inc. (1986-1988); Senior
                                                                     Auditor, Price Waterhouse
                                                                     (1982-1986).
Kathryn A. Pearce.................  Controller since 1996            Associate Director of Fund
                                                                     Operations, VALIC. Formerly,
                                                                     Supervisor -- Mutual Fund Accounting,
                                                                     Van Kampen American Capital
                                                                     (1977-1996).
David H. den Boer.................  Assistant Secretary since 1991   Senior Associate General Counsel,
                                                                     VALIC. Formerly, Senior Counsel,
                                                                     VALIC (1989-1990); Private Law
                                                                     Practice (1981-1989).

    The officers conduct and supervise the daily business operations of the Company, while the directors, in addition to their functions set forth under "Investment Adviser," review such actions and decide on general policy.

    The Company has an Audit Committee. The Company's Audit Committee consists of Messrs. Lancaster, Hackerman, Paulsen, Upton, and Love. The Audit Committee recommends to the Board the selection of independent auditors for the Company and reviews with such independent auditors the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent auditors regarding the Company's financial statements or books of account. The Company does not have a standing nominating or compensation committee.

    The five directors of the Company who are not affiliated with VALIC are each paid annual directors' fees and are reimbursed for certain out-of-pocket expenses by the Company.


    The directors and officers of the Company and members of their families as a group, beneficially owned less than 1% of the common stock of each Fund outstanding as of May 31, 1997.


                              FINANCIAL STATEMENTS


    The financial statements for the year ended May 31, 1997 and the report of independent auditors for that period are included in the American General Series Portfolio Company Annual Report for that period.



    The Annual Report to shareholders as of May 31, 1997 is incorporated by reference in this Statement of Additional Information. The financial statements included in the Annual Report and incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their report thereon which appears in the Annual Report and have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

================================================================================
     AMERICAN GENERAL SERIES PORTFOLIO COMPANY - ANNUAL REPORT MAY 31, 1997
================================================================================

                              TABLE OF CONTENTS


President's Letter  . . . . . . . . . . . . . . . . . . . . . . . . .       1
Stock Index Fund  . . . . . . . . . . . . . . . . . . . . . . . . . .       4
MidCap Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . .      12
Small Cap Index Fund  . . . . . . . . . . . . . . . . . . . . . . . .      19
International Equities Fund . . . . . . . . . . . . . . . . . . . . .      36
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      42
Growth & Income Fund  . . . . . . . . . . . . . . . . . . . . . . . .      45
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . .      49
Social Awareness Fund . . . . . . . . . . . . . . . . . . . . . . . .      52
Timed Opportunity Fund  . . . . . . . . . . . . . . . . . . . . . . .      57
Capital Conservation Fund . . . . . . . . . . . . . . . . . . . . . .      65
Government Securities Fund  . . . . . . . . . . . . . . . . . . . . .      68
International Government Bond Fund  . . . . . . . . . . . . . . . . .      70
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . .      74
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . .      77
Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . .      80
Report of Independent Auditors  . . . . . . . . . . . . . . . . . . .      86

================================================================================
                            AGSPC PRESIDENT'S LETTER                           1
================================================================================

We are pleased to provide the May 31, 1997 Annual Report of the American General Series Portfolio Company. This report details the investments of each of the thirteen funds that comprise the American General Series Portfolio Company and provides financial and performance information for each fund for the fiscal year ended May 31, 1997.

Your variable annuity contract permits you to invest in one or more of the funds described in this report. The funds that are available under your contract are shown on the chart on page 2.

MARKET CONDITIONS

Domestic large capitalization equity returns exceeded 20% for the third consecutive year. The Standard & Poor's 500 Stock Index (S&P 500) provided a total return of 29.43%. An unusual aspect of the market this year, was the wide divergence in performance of market sectors by market value of company.
In contrast to the return of the S&P, the Standard & Poor's MidCap 400 Index (MidCap 400) returned 18.21%, an 11.22% difference. The performance of smaller companies, as measured by the Russell 2000, was even greater with that index returning 6.97%, a 22.46% difference. The bond markets also presented a wide range of performance. As the economy continued to grow at a moderate pace with very low levels of inflation, high quality corporate bonds earned 8.85%. Less than investment grade bonds, reflecting investor confidence, produced a return of 13.2%.

International returns, as measured by the Morgan Stanley Capital International Index of Europe, Australia, and Far East (EAFE) were 7.54%. Stock market rallies in Europe and Japan were offset somewhat by currency weakness.

FUND RETURNS

INDEXED FUNDS

The Stock Index Fund achieved a total return of 29.58%, 0.15% above its index. The MidCap Index Fund returned 17.88%, 0.33% below its index. The Small Cap Index Fund surpassed its index by 0.95% with a return of 7.92%. The International Equities Fund achieved a return of 8.16%, 0.62% above its index.

MANAGED FUNDS

The managed funds' returns varied widely as concentration in different market sectors produced the results consistent with the indexes discussed above.

The AGSPC Growth Fund returned 9.86%, under performing the S&P 500 by 19.57%. The fund's focus on non-cyclical growth companies in service industries was not in favor as a strong economy permitted better earnings performance among more cyclical sectors. Continuing to emphasize higher growth, medium capitalization issues should result in better performance if the economy slows or the market leadership broadens.

The AGSPC Growth & Income Fund returned 17.89%, 11.54% less than the S&P 500. The performance was closer to the MidCap 400 as mid-sized and smaller capitalization stocks are heavily represented in the 1,700 issues that
constitute the Value Line Timeliness Ranking System.   It is that system that
drives the investment selections for the AGSPC Growth & Income Fund.

The AGSPC Science & Technology Fund delivered a modest gain of 2.77% before expenses. The principal deterrents to performance were a valuation compression across all sectors of technology stocks, concern over the level of business activity overseas and the general health of the personal computer industry. Although the near term outlook is somewhat clouded, key industry product cycles should positively impact the all important PC industry in 1988.

The Social Awareness Fund reported a gain of 31.04% for the fiscal year. This was 1.61% above its index. Concentration on the larger capitalization growth sectors and avoidance of the volatile tobacco industry aided performance.

The Timed Opportunity Fund earned 16.46% before expenses, 2.67% less than its benchmark. An over weighting of some mid-cap stocks during the first half of the year caused the equity portion of the fund to underperform. That strategy was changed and subsequent performance has more closely paralleled the relevant index.

BOND FUNDS

The Capital Conservation Fund yielded 8.32%, under performing its index by 0.53%. The shortfall was the result of an increase in credit quality with an attendant lower yield on those issues. As credit concerns diminish higher yields may be obtainable.

The Government Securities Fund achieved a return of 7.50%, 0.12% above its index. Positions in callable agency notes and collateralized mortgage obligations allowed the fund to achieve an enhanced yield.

The International Government Bond Fund recorded a return of 1.69%, 0.44% above its index. The yield was reduced by the strong dollar versus all currencies in which the fund is invested.

FUTURE OUTLOOK

The U.S. economic performance has been extremely favorable for investors. Growth has proceeded at modest levels with Gross Domestic Product averaging 3.7% over the past five quarters. Inflation has been well contained with the Consumer Price Index approximating 3% or less. Expectations of leading economists are for Gross Domestic Product to rise at 2.4% in the second half of 1997 and to proceed at 2.2% in the first six months of 1988. Inflation is projected at 2.7% for the second half of this year with an increase to 3.1% for the first half of next year. Those conditions should result in long term interest rates remaining in the current range of 6.3% to 7.2%. With relatively stable interest rates, the stock market could improve from current levels.


                                   Respectfully,

                                   /s/ STEPHEN D. BICKEL

                                   Stephen D. Bickel, President
                                   American General Series Portfolio Company


July 10, 1997

===============================================================================
2                      AGSPC PRESIDENT'S LETTER CONTINUED
===============================================================================


FUND RETURNS AND TRACKING DIFFERENCES
For the period ended May 31, 1997


                                                        (1)         (2)         (3)        (4)          (5)
                                                                                FUND      TOTAL
                                                                            PERFORMANCE   INDEX
                                                                               BEFORE     RETURN
                                                                            SUBTRACTING  INCLUDING    TRACKING
                                                        FUND        FUND      EXPENSES   REINVESTED  DIFFERENCE
AGSPC FUND/RELEVANT MARKET INDEX                      RETURN(A)   EXPENSES   (1) + (2)   DIVIDENDS    (3) - (4)
--------------------------------------------------------------------------------------------------------------
Indexed Funds:
Stock Index Fund / S&P 500 ......................      29.24%       0.34%      29.58%      29.43%        0.15%
MidCap Index Fund /
  Standard & Poor's MidCap 400 ..................      17.48        0.40       17.88       18.21        (0.33)
Small Cap Index Fund / Russell 2000 .............       7.51        0.41        7.92        6.97         0.95
International Equities Fund / EAFE ..............       7.74        0.42        8.16        7.54         0.62
Managed Funds:
Growth Fund / S&P 500 ...........................       9.00        0.86        9.86       29.43       (19.57)
Growth & Income Fund / S&P 500 ..................      17.08        0.81       17.89       29.43       (11.54)
Science & Technology Fund / S&P 500 .............       1.81        0.96        2.77       29.43       (26.66)
Social Awareness Fund / S&P 500 .................      30.48        0.56       31.04       29.43         1.61
Timed Opportunity Fund / Benchmark(b)............      15.89        0.57       16.46       19.13        (2.67)
Capital Conservation Fund /
  Merrill Lynch Corporate Master Bond ...........       7.75        0.57        8.32        8.85        (0.53)
Government Securities Fund /
  Lehman Brothers U.S. Treasury .................       6.94        0.56        7.50        7.38         0.12
Int'l Gov't Bond Fund /
  Salomon Non U.S. Gov't Bond ...................       1.13        0.56        1.69        1.25         0.44
Money Market Fund / 30 Day Certificate of Deposit
  Primary Offering Rate by New York City Banks
  (NYC 30 Day CD Rate) ..........................       5.02        0.57        5.59        4.62         0.97

(a) Fund level returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees, administrative fees, or surrender charges.
(b) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate and Government Master Index, and 10% NYC 30 Day CD Rate.

SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS


                                                                                  DISTRIBUTIONS FROM NET
                                                                                  INVESTMENT INCOME AND
                                                                                    NET REALIZED GAINS
                                                           NET ASSET VALUES            ON SECURITIES
-----------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
                                                    MAY 31,   NOVEMBER 27, MAY 31,   6/1/96 TO  11/28/96 TO
FUND                                                  1996       1996       1997    11/27/96    5/31/97
-----------------------------------------------------------------------------------------------------------
Stock Index (emulate S&P 500) ..................   $  20.69   $  23.37   $  26.09   $   0.19   $   0.37
MidCap Index (emulate MidCap 400) ..............      19.09      20.33      20.83       0.12       1.33
Small Cap Index (emulate Russell 2000)..........      16.25      15.94      16.18       0.11       1.08
International Equities
  (foreign long term growth stocks) ............      11.15      11.43      11.44       0.11       0.43
Growth Fund (long term growth of capital) ......      16.49      17.51      17.62       0.00       0.34
Growth & Income Fund (long term growth
  of capital and current income) ...............      14.78      16.13      16.87       0.04       0.35
Science & Technology Fund (long term growth
  of capital) ..................................      20.48      21.28      19.88       0.00       0.93
Social Awareness (social criteria growth
  stocks).......................................      15.49      17.72      17.90       0.12       1.90
Timed Opportunity (asset allocation) ...........      12.55      13.23      12.57       0.21       1.98
Capital Conservation (quality corporate
  bonds) .......................................       9.23       9.59       9.31       0.30       0.32
Government Securities (intermediate and
  long term government bonds) ..................       9.61       9.91       9.67       0.29       0.30
International Government Bond (high quality
  foreign government debt securities) ..........      11.79      12.27      11.33       0.31       0.29
Money Market (money market instruments) ........       1.00       1.00       1.00       0.02       0.03

The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.

===============================================================================
                       AGSPC PRESIDENT'S LETTER CONTINUED                     3
===============================================================================


FUNDS AVAILABLE UNDER VARIABLE ANNUITY CONTRACTS

                                              VALIC SEPARATE ACCOUNT A
                                        -----------------------------------------------------
                                                  CONTRACT FORM
                                        -----------------------------------------------------
                                                                                              AG LIFE SEPARATE
                                                                                                  ACCOUNT A
                                                                                             --------------------
                                                                                                                 AG LIFE   AG LIFE
                                          PORTFOLIO   PORTFOLIO  INDEPEN-            GROUP                       SEPARATE  SEPARATE
                                           DIRECTOR   DIRECTOR  DENCE PLUS  IMPACT  UNIT PUR-               NON   ACCOUNT   ACCOUNT
FUND                                           2*        1*     UIT(G)-585  UIT-981  CHASE**  QUALIFIED  QUALIFIED   B         D
-----------------------------------------------------------------------------------------------------------------------------------
Stock Index
  (emulate S&P 500) ...................       Yes       Yes       Yes       Yes       Yes       Yes       Yes       Yes       Yes
MidCap Index
  (emulate MidCap 400) ................        No       Yes       Yes       Yes        No       Yes       Yes       Yes        No
Small Cap Index
  (emulate Russell 2000) ..............        No       Yes       Yes        No        No        No        No        No        No
International Equities
  (foreign long term growth stocks) ...        No       Yes       Yes        No        No        No        No        No       Yes
Growth Fund
  (long term growth of capital)........       Yes       Yes        No        No        No        No        No        No        No
Growth & Income Fund (long term
  growth of capital and current income)        No       Yes        No        No        No        No        No        No        No
Science & Technology Fund
  (long term growth of capital)........       Yes       Yes        No        No        No        No        No        No        No
Social Awareness
  (social criteria growth stocks) .....       Yes       Yes       Yes        No        No        No        No        No       Yes
Timed Opportunity
  (asset allocation) ..................        No       Yes       Yes       Yes        No       Yes       Yes       Yes        No
Capital Conservation
  (quality corporate bonds) ...........        No       Yes       Yes       Yes        No       Yes       Yes       Yes        No
Government Securities (intermediate
  and long term government bonds) .....        No       Yes       Yes        No        No       Yes       Yes       Yes        No
Int'l Government Bond (high quality
  foreign government debt securities) .       Yes       Yes       Yes        No        No        No        No        No        No
Money Market
  (money market instruments) ..........       Yes       Yes       Yes       Yes        No       Yes       Yes       Yes        No

  *UIT(G)194, UITN-194, UIT-IRA-194, UIT-SEP-194
**GUP, IVA, GVA SA-1, GVA SA-2

================================================================================
4                  STOCK INDEX FUND - STATEMENT OF NET ASSETS      May 31, 1997
================================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            COMMON STOCKS - 98.75%

            ADVERTISING -  0.08%
    28,900  Interpublic Group Cos., Inc....$  1,730,388
                                           -------------

            AEROSPACE/DEFENSE - 1.82%
   130,279  Boeing Co......................  13,711,865
    29,000  EG & G, Inc....................     565,500
    27,980  General Dynamics Corp..........   2,095,003
    75,076  Lockheed Martin Corp...........   7,028,991
    80,500  McDonnell Douglas Corp.........   5,182,188
    22,800  Northrop Grumman Corp..........   1,932,300
    91,200  Raytheon Co....................   4,354,800
    44,000  TRW Inc........................   2,354,000
    91,100  United Technologies Corp.......   7,322,163
                                           -------------
                                             44,546,810
                                           -------------

            AIRLINES - 0.38%
    35,700 *AMR Corp.......................   3,547,687
    31,600  Delta Air Lines, Inc...........   2,962,500
    55,200  Southwest Airlines Co..........   1,421,400
    41,400 *US Airways Group, Inc..........   1,438,649
                                           -------------
                                              9,370,236
                                           -------------

            APPAREL & PRODUCTS - 0.10%
    27,000 *Fruit of the Loom, Inc. Class A     941,624
    32,900  Liz Claiborne, Inc.............   1,501,062
                                           -------------
                                              2,442,686
                                           -------------

            APPLIANCES/FURNISHINGS - 0.10%
    35,000  Maytag Corp....................     936,250
    30,200  Whirlpool Corp.................   1,506,225
                                           -------------
                                              2,442,475
                                           -------------

            AUTO - CARS - 1.67%
   270,274  Chrysler Corp..................   8,581,199
   437,300  Ford Motor Co..................  16,398,750
   278,200  General Motors Corp............  15,926,949
                                           -------------
                                             40,906,898
                                           -------------

            AUTO - REPLACEMENT PARTS - 0.36%
    44,200 *AutoZone, Inc..................   1,033,175
    18,700  Cooper Tire & Rubber Co........     418,412
    14,300  Echlin Inc.....................     477,263

            AUTO - REPLACEMENT PARTS - Continued
    74,400  Genuine Parts Co...............$  2,492,399
    65,800  Goodyear Tire & Rubber Co......   3,849,300
    15,800  Pep Boys-Manny, Moe & Jack.....     493,749
                                           -------------
                                              8,764,298
                                           -------------

            BANKS - NEW YORK CITY -  2.04%
   148,600  Bank of New York Co., Inc......   6,334,075
   162,782  Chase Manhattan Corp...........  15,382,899
   175,700  CitiCorp.......................  20,095,687
    74,300  J. P. Morgan & Co. Inc.........   7,987,250
                                           -------------
                                             49,799,911
                                           -------------

            BANKS - OTHER - 2.70%
   133,368  BankAmerica Corp...............  15,587,384
    60,400  BankBoston Corp................   4,409,200
   121,923  First Chicago Corp.............   7,223,938
   104,497  First Union Corp...............   8,973,679
   105,393 *Fleet Financial Group, Inc.....   6,442,147
    54,500  Mellon Bank Corp...............   4,768,750
    73,200  National City Corp.............   3,769,799
    14,000  Republic of New York Corp......   1,396,500
    66,000  US Bancorp.....................   4,050,750
    35,233  Wells Fargo & Co...............   9,283,896
                                           -------------
                                             65,906,043
                                           -------------

            BANKS - REGIONAL - 2.71%
   165,472  BANC ONE CORP..................   7,156,664
    75,000  Barnett Banks, Inc.............   3,946,874
    32,700  Comerica Inc...................   2,043,750
    81,400  CoreStates Financial Corp......   4,304,025
    45,100  Fifth Third Bancorp............   3,483,974
    53,500  First Bank System, Inc.........   4,387,000
    85,170  KeyCorp........................   4,631,119
   287,792  NationsBank Corp...............  16,943,753
   139,100  Norwest Corp...................   7,441,850
   110,100  PNC Bank Corp..................   4,610,437
    72,200  SunTrust Banks, Inc............   3,853,675
    55,513  Wachovia Corp..................   3,379,354
                                           -------------
                                             66,182,475
                                           -------------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.58%
    11,900  Adolph Coors Class B...........$    290,063
   186,100  Anheuser-Busch Companies, Inc..   7,979,037
    18,915  Brown-Forman Corp Class B......     967,029
   124,600  Seagram Co. Ltd................   5,015,150
                                           -------------
                                             14,251,279
                                           -------------

            BEVERAGE - SOFT DRINKS - 3.44%
   923,100  Coca-Cola Co...................  63,001,575
   571,200  PepsiCo, Inc...................  20,991,600
                                           -------------
                                             83,993,175
                                           -------------

            BROADCASTING - 0.85%
    78,550  Comcast Corp. Class A Special..   1,364,806
    45,300 *General Instrument Corp........   1,098,525
   229,000 *Tele-Communications, Inc.
             Class A ......................   3,463,625
   191,300  U S West Communications Group..   7,006,363
   210,600 *U S West Media Group...........   4,185,675
   122,700 *Viacom, Inc. Class B...........   3,642,656
                                           -------------
                                             20,761,650
                                           -------------

            BUILDING MATERIALS - 0.32%
     8,900  Armstrong World Industries,
             Inc. .........................     605,200
    67,100  Lowe's Companies, Inc..........   2,642,063
    70,100  Masco Corp.....................   2,725,138
    60,700  Sherwin-Williams Co............   1,821,000
                                           -------------
                                              7,793,401
                                           -------------

            CHEMICAL - MAJOR - 2.13%
    95,500  Dow Chemical Co................   7,962,313
   206,300  E.I. du Pont de Nemours and Co.  22,460,913
    15,400  Goodrich (B.F.) Co.............     662,200
    39,300  Hercules, Inc..................   1,842,188
   218,500  Monsanto Co....................   9,614,000
    54,900  Morton International, Inc......   1,770,525
    66,500  PPG Industries, Inc............   3,865,313
    18,300  Rohm and Haas Co...............   1,578,375
    51,600  Union Carbide Corp.............   2,412,300
                                           -------------
                                             52,168,127
                                           -------------

================================================================================
May 31, 1997       STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED       5
================================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - 0.59%
    41,100  Air Products and Chemicals,
             Inc. .........................$  3,195,525
    30,637  Eastman Chemical Co............   1,822,902
     8,550  Ecolab Inc.....................     355,894
     8,200  FMC Corp.......................     590,400
    26,500  Great Lakes Chemical Corp......   1,295,187
     9,328  Millipore Corp.................     402,270
    20,300  Nalco Chemical Co..............     753,638
    59,200  Praxair, Inc...................   3,115,400
    32,400  Sigma Aldrich Corp.............     992,250
    37,800  W. R. Grace & Co...............   1,975,050
                                           ------------
                                             14,498,516
                                           ------------

            CONGLOMERATES - 1.00%
   105,800  Allied Signal Inc..............   8,120,150
    38,800  ITT Industries, Inc............     960,300
    36,500  Loews Corp.....................   3,549,625
    65,200  Tenneco Inc....................   2,917,700
    27,600  Textron Inc....................   3,270,600
    69,600  Tyco International Ltd.........   4,419,600
    53,900  Whitman Corp...................   1,300,337
                                           ------------
                                             24,538,312
                                           ------------

            CONSUMER FINANCE - 0.21%
    20,400  Beneficial Corp................   1,310,700
   112,650  MBNA Corp......................   3,816,019
                                           ------------
                                              5,126,719
                                           ------------

            CONTAINERS - METAL/
            GLASS - 0.35%
     4,700  Ball Corp......................     136,887
    93,500  Corning Inc....................   4,710,063
    55,700  Crown Cork & Seal Co., Inc.....   3,244,525
    12,100  Owens Corning..................     505,175
                                           ------------
                                              8,596,650
                                           ------------

            CONTAINERS - PAPER - 0.05%
     6,500  Bemis Co., Inc.................     260,000
    17,700  Temple-Inland Inc..............   1,070,850
                                           ------------
                                              1,330,850
                                           ------------

            COSMETICS/TOILETRIES - 0.98%
     6,800  Alberto-Culver Co. Class B.....$    193,800
    57,800  Avon Products, Inc.............   3,684,750
   204,100  Gillette Co....................  18,139,387
    45,300  International Flavors &
             Fragrances, Inc...............   2,010,188
                                           ------------
                                             24,028,125
                                           ------------

            DRUGS - 7.01%
    14,200  Allergan, Inc..................     420,675
    31,600 *ALZA Corp......................     932,200
   235,600  American Home Products Corp....  17,964,500
   104,400 *Amgen Inc......................   6,981,750
    23,900  Bausch & Lomb Inc..............     961,975
   367,000  Bristol Myers Squibb Co........  26,928,625
    48,200  CVS Corp.......................   2,307,575
   203,100  Eli Lilly and Co...............  18,888,300
   444,300  Merck & Co., Inc...............  39,931,463
   205,570  Pharmacia & Upjohn, Inc........   7,117,861
   250,900  Pfizer, Inc....................  25,811,337
   142,700  Schering-Plough Corp...........  12,950,025
   101,600  Warner-Lambert Co..............  10,236,200
                                           ------------
                                            171,432,486
                                           ------------

            ELECTRICAL EQUIPMENT - 4.00%
    93,700  AMP Inc........................   3,853,413
    62,000 *Cabletron Systems, Inc.........   2,728,000
   175,000  Emerson Electric Co............   9,450,000
 1,208,000  General Electric Co............  72,933,000
    28,400 *Intergraph Corp................     200,575
    30,500  National Service Industries,
             Inc. .........................   1,338,187
    21,600  Raychem Corp...................   1,601,100
     6,800  Thomas & Betts Corp............     345,950
   199,258  Westinghouse Electric Corp.....   4,034,975
    14,200  W. W. Grainger Inc.............   1,139,550
                                           ------------
                                             97,624,750
                                           ------------

            ELECTRONIC INSTRUMENTS - 0.20%
    28,100  General Signal Corp............   1,183,713
    19,400  Perkin-Elmer Corp..............   1,474,400
     3,600  Tektronix, Inc.................     206,550
    58,700 *Thermo Electron Corp...........   2,025,150
                                           ------------
                                              4,889,813
                                           ------------

            ENTERTAINMENT - 1.51%
    39,400 *Harrah's Entertainment, Inc....$    733,825
    62,475  Hasbro, Inc....................   1,811,775
    16,200 *King World Productions, Inc....     609,525
   117,787  Mattel, Inc....................   3,518,887
   210,200  Time Warner Inc................   9,774,300
   248,552  Walt Disney Co.................  20,350,195
                                           ------------
                                             36,798,507
                                           ------------

            FINANCE COMPANIES - 0.23%
    59,300  Green Tree Financial Corp......   2,075,500
    36,800  Household International, Inc...   3,615,600
                                           ------------
                                              5,691,100
                                           ------------

            FOODS - 2.33%
   204,945  Archer Daniels Midland Co......   4,098,899
   173,900  Campbell Soup Co...............   7,999,400
    89,350  ConAgra, Inc...................   5,372,169
    54,200  CPC International Inc..........   4,661,200
    60,000  General Mills, Inc.............   3,795,000
   136,650  H J Heinz Co...................   5,875,950
    47,000  Hershey Foods Corp.............   2,637,875
    77,700  Kellogg Co.....................   5,730,375
    24,100  Pioneer Hi-Bred International,
             Inc. .........................   1,680,975
    57,400  Quaker Oats Co.................   2,367,750
    37,700  Ralston Purina Co..............   3,213,925
   181,200  Sara Lee Corp..................   7,406,550
    37,100  Wm. Wrigley Jr. Co.............   2,198,175
                                           ------------
                                             57,038,243
                                           ------------

            FOOTWEAR - 0.20%
    71,400  NIKE, Inc. Class  B............   4,069,800
    18,900 *Reebok International Ltd.......     774,900
     3,800  Stride Rite Corp...............      57,950
                                           ------------
                                              4,902,650
                                           ------------

            FREIGHT - 0.14%
    41,200 *Federal Express Corp...........   2,157,850
    37,200  Ryder System, Inc..............   1,232,250
                                           ------------
                                              3,390,100
                                           ------------

            FUNERAL SERVICES - 0.10%
    72,700  Service Corp. International....   2,562,675
                                           ------------

================================================================================
6             STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED  May 31, 1997
================================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            GOLD MINING - 0.27%
   151,700  Barrick Gold Corp..............$  3,830,425
    52,100  Battle Mountain Gold Co........     312,599
    21,800 *Echo Bay Mines Ltd.............     133,525
    53,900  Homestake Mining Co............     747,863
    88,900  Placer Dome Inc................   1,622,425
                                           ------------
                                              6,646,837
                                           ------------

            GOVERNMENT SPONSORED - 1.08%
   266,000  Federal Home Loan Mortgage
             Corp. ........................   8,778,000
   402,000  Federal National Mortgage
             Association...................  17,537,250
                                           ------------
                                             26,315,250
                                           ------------

            HARDWARE & TOOLS - 0.13%
    31,300  Black & Decker Corp............   1,087,675
    11,550  Snap-on Inc....................     460,556
    42,600  Stanley Works..................   1,746,600
                                           ------------
                                              3,294,831
                                           ------------

            HEALTHCARE - 0.42%
    41,300  Cardinal Health, Inc...........   2,405,725
   114,400 *HealthSouth Corp...............   2,616,900
    45,800 *Humana Inc.....................   1,036,225
    72,700  United HealthCare Corp.........   4,107,550
                                           ------------
                                             10,166,400
                                           ------------

            HEAVY DUTY TRUCKS/PARTS - 0.29%
    19,700  Cummins Engine Co., Inc........   1,255,875
    27,100  Dana Corp......................     978,988
    31,300  Eaton Corp.....................   2,496,175
    39,010 *Navistar International Corp....     648,541
    32,710  PACCAR Inc.....................   1,480,128
                                           ------------
                                              6,859,707
                                           ------------

            HOME BUILDERS - 0.05%
    16,600  Centex Corp....................     661,925
    14,456  Kaufman & Broad Home Corp......     216,840
     7,900  Pulte Corp.....................     249,838
                                           ------------
                                              1,128,603
                                           ------------

            HOSPITAL MANAGEMENT - 0.53%
     8,000 *Beverly Enterprises, Inc.......     113,000
   249,584  Columbia/HCA Healthcare Corp...   9,141,014

            HOSPITAL MANAGEMENT - Continued
    13,000  Manor Care, Inc................$    372,125
    13,100  Shared Medical Systems Corp....     694,300
    94,700 *Tenet Healthcare Corp..........   2,604,250
                                           ------------
                                             12,924,689
                                           ------------

            HOSPITAL SUPPLIES - 2.93%
   291,900  Abbott Laboratories............  18,389,700
     8,400  Bard (C. R.), Inc..............     268,800
   109,700  Baxter International Inc.......   5,786,675
    55,200  Becton, Dickinson and Co.......   2,718,600
    64,100  Biomet, Inc....................   1,197,869
    67,677 *Boston Scientific Corp.........   3,612,260
   487,200  Johnson & Johnson..............  29,171,100
    37,900  Mallinckrodt, Inc..............   1,416,513
    90,700  Medtronic, Inc.................   6,711,800
    40,650 *St. Jude Medical, Inc..........   1,377,019
    25,700  United States Surgical Corp....     867,375
                                           ------------
                                             71,517,711
                                           ------------

            HOUSEHOLD PRODUCTS - 3.06%
    19,200  Clorox Co......................   2,424,000
   118,800  Colgate-Palmolive Co...........   7,365,600
   154,600  Minnesota Mining &
             Manufacturing Co..............  14,184,550
    59,000  Newell Co......................   2,256,750
   249,226  Procter & Gamble Co............  34,362,035
    63,100  Rubbermaid, Inc................   1,758,913
    27,600  Tupperware Corp................   1,000,500
    59,300  Unilever N V - ADR.............  11,489,375
                                           ------------
                                             74,841,723
                                           ------------

            INFORMATION PROCESSING - 9.21%
         1  ACNielson......................          17
    58,400  Adobe Systems Inc..............   2,606,100
    53,500 *Amdahl Corp....................     535,000
    53,700 *Apple Computer, Inc............     892,763
    22,200  Autodesk, Inc..................     863,025
   105,200  Automatic Data Processing, Inc.   5,167,950
    78,400 *Bay Networks, Inc..............   1,920,800
    27,452 *Ceridian Corp..................   1,008,861
   241,600 *Cisco Systems, Inc.............  16,368,400
    68,600  Cognizant Corp.................   2,538,200
   101,400 *Compaq Computer Corp...........  10,976,550

            INFORMATION PROCESSING - Continued
   137,687  Computer Associates
             International, Inc............$  7,538,363
    24,700 *Computer Sciences Corp.........   1,911,163
    67,400 *Dell Computer Corp.............   7,582,500
    62,800 *Digital Equipment Corp.........   2,252,950
    91,900 *E M C Corp.....................   3,664,513
   166,754  First Data Corp................   6,670,160
    40,100  H & R Block Inc................   1,323,300
   373,000  Hewlett Packard Co.............  19,209,500
    51,900  Honeywell Inc..................   3,775,725
   377,800  International Business
             Machines Corp.................  32,679,700
   444,000 *Microsoft Corp.................  55,056,000
   142,500 *Novell, Inc ...................   1,122,188
   244,125 *Oracle Corp....................  11,382,328
    49,900 *Parametric Technology Corp.....   2,239,263
    52,800  Pitney Bowes Inc...............   3,709,200
    96,300 *Seagate Technology.............   3,912,188
    58,100 *Silicon Graphics, Inc..........   1,096,638
   142,100 *Sun Microsystems, Inc..........   4,582,725
    26,800 *Tandem Computers Inc...........     381,900
    66,400 *3Com Corp......................   3,220,400
    37,700  Unisys Corp....................     259,188
         7  Wang Laboratories, Inc.
             (Warrants) ...................          43
   128,800  Xerox Corp.....................   8,726,200
                                           ------------
                                            225,173,801
                                           ------------

            INSURANCE - CASUALTY - 0.34%
    67,800  Chubb Corp.....................   4,135,800
    47,400  SAFECO Corp....................   2,061,900
    24,300  St. Paul Companies, Inc........   1,740,488
    13,900  USF & G Corp...................     298,850
                                           ------------
                                              8,237,038
                                           ------------

            INSURANCE - LIFE - 0.76%
    60,292  Aetna Inc......................   6,089,492
    72,400  Conseco Inc....................   2,896,000
    30,375  Jefferson-Pilot Corp...........   1,932,609
    47,800  Lincoln National Corp..........   2,909,825
    20,200  Torchmark Corp.................   1,325,625
    21,109  Transamerica Corp..............   1,918,280
    30,150  USLIFE Corp....................   1,469,813
                                           ------------
                                             18,541,644
                                           ------------

================================================================================
May 31, 1997  STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED            7
================================================================================



 NUMBER                                        MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            INSURANCE - MISCELLANEOUS - 0.49%
    31,600  General Reinsurance Corp.......$  5,537,900
    15,800  MBIA, Inc......................   1,696,525
    21,800  MGIC Investment Corp...........   1,940,200
    33,700  UNUM Corp......................   2,666,513
                                           ------------
                                             11,841,138
                                           ------------

            INSURANCE - MULTILINE - 2.80%
   165,520  Allstate Corp..................  12,186,409
   172,418  American International Group,
             Inc. .........................  23,341,087
    49,500  Aon Corp.......................   2,413,125
    33,600  CIGNA Corp.....................   5,838,000
    55,200  Hartford Financial Services
             Group ........................   4,305,600
    35,600  Marsh & McLennan Companies,
             Inc...........................   4,690,300
    44,500  Providian Corp.................   2,664,437
   236,810  Travelers Group, Inc...........  12,994,949
                                           ------------
                                             68,433,907
                                           ------------

            LEISURE TIME - 0.02%
    17,900  Brunswick Corp.................     545,950
                                           ------------

            LODGING - 0.46%
    58,600 *HFS, Inc.......................   3,157,075
   100,400  Hilton Hotels Corp.............   2,836,300
    47,700 *ITT Corp.......................   2,844,113
    43,700  Marriott International, Inc....   2,523,675
                                           ------------
                                             11,361,163
                                           ------------

            MACHINE TOOLS - 0.02%
     4,700  Cincinnati Milacron Inc........     108,688
    22,800  Giddings & Lewis, Inc..........     432,131
                                           ------------
                                                540,819
                                           ------------

            MACHINERY - AGRICULTURE -  0.29%
    32,300  Case Corp......................   1,905,700
   100,200  Deere & Co.....................   5,122,725
                                           ------------
                                              7,028,425
                                           ------------

            MACHINERY - CONSTRUCTION &
            CONTRACTS -  0.39%
    73,000  Caterpillar Inc................   7,126,625
    34,200  Fluor Corp.....................   1,808,325
     2,600  Foster Wheeler Corp............     100,750

            MACHINERY - CONSTRUCTION &
            CONTRACTS -  Continued
    10,800  Harnischfeger Industries Inc...$    463,050
                                           ------------
                                              9,498,750
                                           ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.60%
     1,600  Aeroquip-Vickers, Inc..........      69,400
    14,600  Briggs & Stratton Corp.........     753,725
    42,700  Cooper Industries, Inc.........   2,177,700
    32,400  Dover Corp.....................   1,854,900
    79,200  Illinois Tool Works Inc........   3,930,300
    33,200  Ingersoll-Rand Co..............   1,809,400
    32,000  Johnson Controls, Inc..........   1,356,000
    51,733  Pall Corp......................   1,222,192
    19,050  Parker Hannifin Corp...........   1,002,506
     6,400  Timken Co......................     439,200
                                           ------------
                                             14,615,323
                                           ------------

            MEDICAL TECHNOLOGY - 0.10%
    32,500  Guidant Corp...................   2,522,813
                                           ------------

            MERCHANDISE - DRUG - 0.27%
    16,600  Longs Drug Stores Corp.........     394,250
    49,000  Rite Aid Corp..................   2,278,500
    82,400  Walgreen Co....................   3,852,200
                                           ------------
                                              6,524,950
                                           ------------

            MERCHANDISE - SPECIALTY  - 1.28%
    41,000  American Greetings Corp.
             Class A ......................   1,404,250
    29,500  Charming Shoppes, Inc..........     154,875
    27,100  Circuit City Stores, Inc.......   1,070,450
    90,722 *CostCo Companies, Inc..........   3,061,868
   109,800  Gap, Inc.......................   3,760,650
   186,400  Home Depot, Inc................  11,743,200
    49,600  Ikon Office Solutions Inc......   1,438,400
       973  Jostens, Inc...................      23,960
    79,398  Limited, Inc...................   1,607,810
    34,000  Nordstrom, Inc.................   1,632,000
    16,800  Tandy Corp.....................     907,200
    21,800  TJX Companies, Inc.............   1,046,400
   106,625 *Toys "R" Us, Inc...............   3,318,703
                                           ------------
                                             31,169,766
                                           ------------

            MERCHANDISING - DEPARTMENT - 0.55%
    81,000  Dayton Hudson Corp.............$  3,898,125
    30,800  Dillards, Inc. Class A.........   1,039,500
    87,300 *Federated Department Stores,
             Inc . ........................   3,230,100
    94,300  May Department Stores Co.......   4,443,888
    16,000  Mercantile Stores Co., Inc.....     860,000
                                           ------------
                                             13,471,613
                                           ------------

            MERCHANDISING - FOOD - 0.60%
   108,100  Albertsons, Inc................   3,621,350
    56,700  American Stores Co.............   2,579,850
     6,900  Fleming Companies, Inc.........     131,100
    15,500  Giant Food Inc. Class A........     510,531
    15,300  Great Atlantic & Pacific Tea
             Co., Inc. ....................     422,663
    95,600 *Kroger Co......................   2,449,750
    16,700  Supervalu Inc..................     557,363
    71,900  SYSCO Corp.....................   2,507,513
    52,000  Winn-Dixie Stores, Inc.........   1,989,000
                                           ------------
                                             14,769,120
                                           ------------

            MERCHANDISING - MASS - 1.83%
   149,100 *CUC International Inc..........   3,429,300
   107,000  J.C. Penney Co., Inc...........   5,510,500
   190,300  KMart Corp.....................   2,664,200
   147,200  Sears Roebuck and Co...........   7,231,200
   841,600  Wal-Mart Stores, Inc...........  25,037,600
    35,000 *Woolworth Corp.................     844,375
                                           ------------
                                             44,717,175
                                           ------------

            METALS - ALUMINUM - 0.39%
    68,000  Alcan Aluminium Ltd............   2,439,500
    66,600  Aluminum Co. of America........   4,903,425
    33,100  Reynolds Metals Co.............   2,246,663
                                           ------------
                                              9,589,588
                                           ------------

            METALS - COPPER - 0.21%
    19,300  ASARCO Inc.....................     600,713
    58,732  Newmont Mining Corp............   2,297,884
    27,200  Phelps Dodge Corp..............   2,274,600
                                           ------------
                                              5,173,197
                                           ------------

            METALS - MISCELLANEOUS - 0.21%
    31,350  Cyprus Amax Minerals Co........     764,156
    57,075  Engelhard Corp.................   1,234,247

================================================================================
8             STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED  May 31, 1997
================================================================================


 NUMBER                                        MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            METALS - MISCELLANEOUS - Continued
    47,000  Freeport-McMoran Copper & Gold
             Inc. Class B..................$  1,368,875
    52,400  Inco Limited...................   1,729,200
                                           ------------
                                              5,096,478
                                           ------------

            METALS - STEEL - 0.25%
    51,125  Allegheny Teldyne Inc..........   1,316,469
    22,300  Armco Inc......................      83,625
    21,900 *Bethlehem Steel Corp...........     219,000
    20,200  Inland Steel Industries, Inc...     497,425
    31,100  Nucor Corp.....................   1,834,900
    38,620  USX-US Steel Group, Inc........   1,245,495
    53,625  Worthington Industries, Inc....     992,063
                                           ------------
                                              6,188,977
                                           ------------

            MISCELLANEOUS  - 0.50%
   176,200  American Express Co............  12,245,900
                                           ------------

            MOBILE HOMES - 0.02%
    14,600  Fleetwood Enterprises, Inc.....     394,200
                                           ------------

            NATURAL GAS - DIVERSIFIED - 0.30%
    37,900  Coastal Corp...................   1,899,738
    11,200  ENSEARCH Corp..................     239,400
    55,200  NorAm Energy Corp..............     841,800
    65,829  PanEnergy Corp.................   3,077,506
    23,700  Sonat Inc......................   1,362,750
                                           ------------
                                              7,421,194
                                           ------------

            OIL - INTEGRATED DOMESTIC - 2.02%
    35,700  Amerada Hess Corp..............   1,909,950
   183,100  Amoco Corp.....................  16,364,562
    26,900  Ashland Oil, Inc...............   1,287,837
    60,100  Atlantic Richfield Co..........   8,744,550
    49,200  Burlington Resources,  Inc.....   2,287,800
    11,100  Kerr-McGee Corp................     718,725
   117,700  Occidental Petroleum Corp......   2,736,525
    40,800 *Oryx Energy Co.................     943,500
    18,500  Pennzoil Co....................   1,024,437
    96,300  Phillips Petroleum Co..........   4,092,749
    40,202 *Santa Fe Energy Resources, Inc.     608,055
    40,916  Sun Co., Inc...................   1,222,366
    96,000  Unocal Corp....................   4,092,000
   114,000  USX-Marathon Group.............   3,391,500
                                           ------------
                                             49,424,556
                                           ------------

            OIL - INTEGRATED
            INTERNATIONAL - 5.79%
   240,000  Chevron Corp...................$ 16,800,000
   912,000  Exxon Corp.....................  54,036,000
   150,900  Mobil Corp.....................  21,107,138
   195,500  Royal Dutch Petroleum
             Co. -  ADR ...................  38,171,375
   104,500  Texaco Inc.....................  11,403,563
                                           ------------
                                            141,518,076
                                           ------------

            OIL - SERVICE - PRODUCTS - 0.45%
    91,500  Schlumberger Ltd...............  10,899,938
                                           ------------

            OIL - SERVICES - 0.48%
    58,800  Baker Hughes Inc...............   2,205,000
    70,900  Dresser Industries, Inc........   2,428,325
    49,500  Halliburton Co.................   3,830,063
    34,300  McDermott International, Inc...     951,825
    25,500 *Rowan Companies, Inc...........     589,688
    26,800 *Western Atlas Inc..............   1,819,050
                                           ------------
                                             11,823,951
                                           ------------

            OIL/GAS PRODUCERS - 0.14%
     3,000  Helmerich & Payne, Inc.........     168,375
     8,700  Louisiana Land & Exploration
             Co. ..........................     448,050
    98,842  Union Pacific Resources Group
             Inc. .........................   2,854,063
                                           ------------
                                              3,470,488
                                           ------------

            PAPER/FOREST PRODUCTS  - 1.43%
    48,200  Avery Dennison Corp............   1,813,525
     8,366  Boise Cascade Corp.............     317,908
    37,900  Champion International Corp....   1,871,313
    39,200  Georgia-Pacific Corp...........   3,459,400
   114,918  International Paper Co.........   5,516,064
    42,400  James River Corp. of Virginia..   1,489,300
   209,732  Kimberly-Clark Corp............  10,512,817
    41,600  Louisiana Pacific Corp.........     811,200
    16,000  Mead Corp......................   1,020,000
     4,900  Potlatch Corp..................     210,088
    23,364 *Stone Container Corp...........     321,255
    35,450  Union Camp Corp................   1,861,125
    26,850  Westvaco Corp..................     839,063
    74,300  Weyerhaeuser Co................   3,705,713
    17,500  Willamette Industries, Inc.....   1,303,750
                                           ------------
                                             35,052,521
                                           ------------

            PHOTOGRAPHY - 0.46%
   123,850  Eastman Kodak Co...............$ 10,264,069
    18,100  Polaroid Corp..................     923,100
                                           ------------
                                             11,187,169
                                           ------------

            POLLUTION CONTROL - 0.39%
    82,500  Browning-Ferris Industries Inc.   2,701,875
    71,800  Laidlaw Inc. Class B...........     969,300
        50  Safety-Kleen Corp..............         781
   183,700  Waste Management, Inc..........   5,832,475
                                           ------------
                                              9,504,431
                                           ------------

            PUBLISHING - NEWS - 0.53%
    35,100  Dow Jones & Co., Inc...........   1,364,513
    53,900  Gannett Co., Inc...............   4,985,750
    42,400  Knight-Ridder, Inc.............   1,828,500
    24,800  New York Times Co. Class A.....   1,142,350
    39,732  Times Mirror Co................   2,229,959
    31,200  Tribune Co.....................   1,349,400
                                           ------------
                                             12,900,472
                                           ------------

            PUBLISHING/PRINTING - 0.35%
    44,800  Deluxe Corp....................   1,456,000
    64,500  Dun & Bradstreet Corp..........   1,685,063
    19,217  Harcourt General, Inc..........     910,405
    24,000  McGraw-Hill, Inc...............   1,311,000
    21,600  Moore Corp. Ltd................     480,600
    71,800  RR Donnelley & Sons Co.........   2,665,575
                                           ------------
                                              8,508,643
                                           ------------

            RAILROAD - 0.80%
    57,317  Burlington Northern Santa Fe...   4,757,310
    73,600  CSX  Corp......................   3,900,800
    48,300  Norfolk Southern Corp..........   4,691,138
    90,000  Union Pacific Corp.............   6,097,500
                                           ------------
                                             19,446,748
                                           ------------

            RESTAURANTS - 0.58%
    55,800  Darden Restaurants, Inc........     467,325
   258,500  McDonald's Corp................  12,989,624
    30,000  Wendy's International, Inc.....     701,250
                                           ------------
                                             14,158,199
                                           ------------

================================================================================
May 31, 1997  STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED             9
================================================================================



 NUMBER                                        MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            SAVINGS & LOAN - 0.22%
    25,100  Golden West Financial Corp.....$  1,700,525
    53,250  Great Western Financial Corp...   2,582,625
    24,900  H.F. Ahmanson & Co.............   1,014,675
                                           ------------
                                              5,297,825
                                           ------------

            SECURITIES RELATED - 0.85%
    65,100  Charles Schwab Corp............   2,644,688
   125,496  Dean Witter, Discover & Co.....   5,176,711
    63,700  Merrill Lynch & Co., Inc.......   6,752,200
    57,700  Morgan Stanley Group Inc.......   3,894,749
    41,500  Salomon Inc....................   2,225,438
                                           ------------
                                             20,693,786
                                           ------------

            SEMICONDUCTORS - 3.52%
    57,700 *Advanced Micro Devices, Inc....   2,308,000
    72,500 *Applied Materials, Inc.........   4,730,625
   302,000  Intel Corp.....................  45,753,000
    55,500 *LSI Logic Corp.................   2,317,125
    84,100 *Micron Technology, Inc.........   3,574,250
   218,900  Motorola, Inc..................  14,529,488
    46,700 *National Semiconductor Corp....   1,313,438
    76,900  Rockwell International Corp....   4,960,050
    72,800  Texas Instruments Inc..........   6,542,900
                                           ------------
                                             86,028,876
                                           ------------

            TELECOMMUNICATIONS - 2.02%
   202,100 *Airtouch Communications, Inc...   5,633,537
    56,300  ALLTEL Corp....................   1,850,862
    32,335 *Andrew Corp....................     881,129
    57,000 *DSC Communications Corp........   1,457,063
    47,300  Frontier Corp..................     869,138
    20,100  Harris Corp....................   1,781,363
   236,090  Lucent Technologies, Inc.......  15,021,226
    89,300  Northern Telecom Ltd...........   7,501,200
    29,500  Scientific-Atlanta, Inc........     534,688
    70,800 *Tellabs, Inc...................   3,557,699
   345,800 *WorldCom, Inc..................  10,244,324
                                           ------------
                                             49,332,229
                                           ------------

            TEXTILE - PRODUCTS - 0.10%
    26,100  Russell Corp...................     799,313
    19,700  V F Corp.......................   1,539,063
                                           ------------
                                              2,338,376
                                           ------------

            TOBACCO - 1.85%
    74,400  Fortune Brands, Inc............$  3,645,600
   891,000  Philip Morris Cos Inc..........  39,204,000
    85,600  UST Inc........................   2,439,600
                                           ------------
                                             45,289,200
                                           ------------

            TRUCKERS - 0.02%
    14,200  Caliber System, Inc............     454,400
                                           ------------

            UTILITIES - COMMUNICATION - 5.07%
   593,226  AT & T Corp....................  21,875,209
   201,900  Ameritech Corp.................  13,224,449
   161,200  Bell Atlantic Corp.............  11,284,000
   365,100  BellSouth Corp.................  16,566,412
   355,200  GTE Corp.......................  15,673,199
   269,100  MCI Communications Corp........  10,326,712
   164,200  NYNEX Corp.....................   8,825,750
   339,279  SBC Communications, Inc........  19,847,822
   130,600  Sprint Corp....................   6,383,075
                                           ------------
                                            124,006,628
                                           ------------

            UTILITIES - ELECTRIC - 2.35%
    58,900  American Electric Power, Inc...   2,400,175
    35,200  Baltimore Gas and Electric Co..     923,999
    60,100  Carolina Power & Light Co......   2,088,474
   105,700  Central & South West Corp......   2,246,125
    41,164  Cinergy Corp...................   1,440,740
    89,400  Consolidated Edison Co. of
             New York, Inc.................   2,603,775
    42,300  DTE Energy Co..................   1,126,238
    57,650  Dominion Resources, Inc........   1,996,130
    78,700  Duke Power Co..................   3,541,499
   170,200  Edison International...........   3,978,425
   110,500  Entergy Corp...................   2,914,438
    68,900  FPL Group, Inc.................   3,203,850
    32,600  GPU Inc........................   1,141,000
   127,600  Houston Industries, Inc........   2,647,699
    37,500 *Niagara Mohawk Power Corp......     328,124
    26,000  Northern States Power Co.......   1,274,000
    35,900  Ohio Edison Co.................     762,875
   161,400  P G & E Corp...................   3,732,375
    44,500  P P & L Resources Inc..........     895,563
    83,900  PacifiCorp.....................   1,667,513
   109,300  Peco Energy Co.................   2,076,700
   112,550  Public Service Enterprise
             Group ........................   2,785,613

            UTILITIES - ELECTRIC - Continued
   254,700  Southern Co....................$  5,412,374
   100,400  Texas Utilities Co.............   3,451,249
    81,400  Unicom Corp....................   1,851,850
    28,800  Union Electric Co..............   1,054,800
                                           ------------
                                             57,545,603
                                           ------------

            UTILITIES - GAS, DISTRIBUTION - 0.03%
    23,700  NICOR Inc......................     814,688
                                           ------------

            UTILITIES - GAS, PIPELINE - 0.47%
    22,000  Columbia Gas System, Inc.......   1,416,250
    44,100  Consolidated Natural Gas Co....   2,342,812
    98,000  Enron Corp.....................   3,993,499
    18,300  ONEOK Inc......................     553,575
    15,000  Pacific Enterprises............     491,249
     2,200  Peoples Energy Corp............      78,100
    60,150  Williams Companies, Inc........   2,654,119
                                           ------------
                                             11,529,604
                                           ------------

            TOTAL COMMON STOCKS
            (Cost $1,341,383,385).........2,413,534,435
                                          -------------

    PAR
   VALUE
-----------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 1.00%

            CONSUMER FINANCE - 0.20%
$5,000,000  Beneficial Corp.,
             5.48% due 06/03/97............   4,998,477
                                           ------------

            FINANCE COMPANIES - 0.69%
 7,223,000  Ford Motor Credit Co.,
             5.55% due 06/05/97............   7,218,543
 9,682,000  General Motors Acceptance
             Corp., 5.53% due 06/03/97.....   9,679,023
                                           ------------
                                             16,897,566
                                           ------------

            SECURITIES RELATED - 0.11%
 2,688,000  Merrill Lynch & Co., Inc.,
             5.65% due 06/02/97............   2,687,578
                                           ------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $24,583,621).............  24,583,621
                                           ------------

================================================================================
10            STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED  May 31, 1997
================================================================================

    PAR                                        MARKET
   VALUE                                        VALUE
--------------------------------------------------------
            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.05%

            U.S. TREASURY BILLS - 0.05%
            United States Treasury Bills:
$1,000,000   4.99% due 08/21/97.......... $      988,756
   200,000   4.81% due 08/21/97..........        197,835
                                          --------------

            TOTAL UNITED STATES GOVERNMENT -
            SHORT TERM
             (Cost $1,186,591)...........      1,186,591
                                          --------------

            TOTAL INVESTMENTS
            (Cost $1,367,153,597) -
              99.80% ....................  2,439,304,647
            Other assets and liabilities,
             net - 0.20%.................      4,894,878
                                          --------------

            NET ASSETS (equivalent
             to $26.09 per share on
             93,687,435 shares
             outstanding) - 100%......... $2,444,199,525
                                          ==============
           *Non-income producing
                                           UNREALIZED
CONTRACTS                                 APPRECIATION
---------                                 ------------
       FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/97)
    57(2)   S&P 500 Index Futures
             (June/$850.60)...............$      323,500
                                          ==============

            (1)U.S.Treasury Bills with a market value of
               approximately $1,200,000 were maintained in a
               segregated account with a portion placed as
               collateral for futures contracts.
            (2)Per 500
                                               MARKET
                                               VALUE
                                               ------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  93,687,435 shares outstanding.......... $      936,874
Additional paid in capital...............  1,357,087,077
Undistributed net realized gain on
 securities .............................     13,320,453
Undistributed net investment income......        380,571
Unrealized appreciation of:
  Investments...........  $1,072,151,050
  Futures ..............         323,500   1,072,474,550
                          --------------  --------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................ $2,444,199,525
                                          ==============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                    STOCK INDEX FUND - FINANCIAL STATEMENTS                  11
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997


INVESTMENT INCOME:
Dividends .......................................................................    $  40,617,795
Interest ........................................................................        1,650,621
                                                                                     -------------
  Total investment income .......................................................       42,268,416
                                                                                     -------------

EXPENSES:
Advisory fees ...................................................................        5,543,535
Custodian and accounting services ...............................................          712,922
Reports to shareholders .........................................................          278,292
Audit fees and tax services .....................................................           74,760
Directors' fees and expenses ....................................................           47,386
Miscellaneous ...................................................................          118,984
                                                                                     -------------
  Total expenses ................................................................        6,775,879
NET INVESTMENT INCOME ...........................................................       35,492,537
                                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
  Investments ...................................................   $   9,929,103
  Futures contracts .............................................       4,849,795       14,778,898
                                                                    -------------    -------------
Net unrealized appreciation (depreciation) of securities
  during the year:
  Investments ...................................................     489,223,396
                                                                    -------------
  Futures contracts .............................................         (95,175)     489,128,221
                                                                    -------------    -------------
   Net realized and unrealized gain on securities during the year................      503,907,119
                                                                                     -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................    $ 539,399,656
                                                                                     =============

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                             1997               1996
                                                        ---------------    ---------------
OPERATIONS:
Net investment income ...............................   $    35,492,537    $    30,725,263
                                                        ---------------    ---------------
Net realized gain on securities .....................        14,778,898         14,548,606
Net unrealized appreciation of securities
 during the year ....................................       489,128,221        322,971,346
                                                        ---------------    ---------------
  Increase in net assets resulting from operations ..       539,399,656        368,245,215
                                                        ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...............................       (35,484,625)       (30,481,712)
Net realized gain on securities .....................       (14,806,928)       (30,841,988)
                                                        ---------------    ---------------
  Decrease in net assets resulting from distributions
   to shareholders ..................................       (50,291,553)       (61,323,700)
                                                        ---------------    ---------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ....................       241,746,270        195,841,204
Proceeds from capital stock issued for distributions
  reinvested ........................................        50,291,553         61,323,700
                                                        ---------------    ---------------
                                                            292,037,823        257,164,904
Cost of capital stock repurchased ...................       (97,732,690)       (71,292,243)
                                                        ---------------    ---------------
  Increase in net assets resulting from capital stock
   transactions .....................................       194,305,133        185,872,661
                                                        ---------------    ---------------
TOTAL INCREASE IN NET ASSETS ........................       683,413,236        492,794,176

NET ASSETS:
Beginning of year ...................................     1,760,786,289      1,267,992,113
                                                        ---------------    ---------------
End of year (including undistributed net
  investment income of $380,571 and $372,659) .......   $ 2,444,199,525    $ 1,760,786,289
                                                        ===============    ===============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ........................        10,718,393         10,230,862
Shares issued for distributions reinvested ..........         2,200,590          3,223,528
Shares of capital stock repurchased .................        (4,348,853)        (3,788,544)
                                                        ---------------    ---------------
  Increase in shares outstanding ....................         8,570,130          9,665,846
Shares outstanding:
  Beginning of year .................................        85,117,305         75,451,459
                                                        ---------------    ---------------
  End of year .......................................        93,687,435         85,117,305
                                                        ===============    ===============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
12                MIDCAP INDEX FUND - STATEMENT OF NET ASSETS       May 31, 1997
================================================================================

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
            COMMON STOCKS - 98.92%

            ADVERTISING - 0.60%
    62,764  Omnicom Group, Inc.............$  3,640,312
                                           ------------

            AEROSPACE/DEFENSE - 1.03%
    21,780  Gencorp Inc....................     460,102
    19,371  OEA, Inc.......................     731,254
    18,155 *Rohr, Inc......................     383,523
     5,900  Sequa Corp. Class A............     287,624
    48,674  Sunstrand Corp.................   2,421,531
    12,210  Teleflex Inc...................     752,440
    16,661  Thiokol Corp...................   1,197,508
                                           ------------
                                              6,233,982
                                           ------------

            AIRLINES - 0.15%
    11,721 *Alaska Air Group, Inc..........     291,560
    24,274  ASA Holdings, Inc..............     634,158
                                           ------------
                                                925,718
                                           ------------

            APPAREL & PRODUCTS - 0.95%
    20,900 *Ann Taylor Stores Corp.........     485,924
    38,553  Cintas Corp....................   2,390,285
    39,271  Claire's Stores, Inc...........     755,966
    25,424  Land's End, Inc................     765,897
    42,700  Warnaco Group Inc. Class A.....   1,398,424
                                           ------------
                                              5,796,496
                                           ------------

            APPLIANCES/FURNISHINGS - 1.04%
    39,859  Heilig-Meyers Co...............     657,673
    41,528  Herman Miller, Inc.............   1,484,625
    27,501  Lancaster Colony Corp..........   1,237,545
    72,076  Leggett & Platt, Inc...........   2,720,868
     6,104  National Presto Industries,
             Inc. .........................     230,425
                                           ------------
                                              6,331,136
                                           ------------

            AUTO - ORIGINAL EQUIPMENT - 1.23%
    16,925  Arvin Industries, Inc..........     469,668
    20,400  Carlisle Cos Inc...............     622,199
    46,542  Danaher Corp...................   2,257,286
    17,418  Donaldson Co., Inc.............     637,933
    31,470  Federal-Mogul Corp.............     916,563
    50,245  Mark IV Industries, Inc........   1,174,476
    26,928  Modine Manufacturing Co........     787,643
    23,200  Superior Industries
              International, Inc. .........     591,599
                                           ------------
                                              7,457,367
                                           ------------

            AUTO - OTHER - 0.45%
    61,070  Harley-Davidson, Inc...........$  2,732,883
                                           ------------

            AUTO - REPLACEMENT PARTS - 0.13%
    16,121  Kaydon Corp....................     800,005
                                           ------------

            BANKS - OTHER - 1.38%
    54,302  First Tennessee National Corp..   2,450,377
   117,200  Firstar Corp...................   3,501,349
    50,800  Union Planters Corp............   2,400,299
                                           ------------
                                              8,352,025
                                           ------------

            BANKS - REGIONAL - 7.54%
    46,428  Central Fidelity Banks, Inc....   1,358,018
    40,955  City National Corp.............     988,038
    86,972  Crestar Financial Corp.........   3,304,935
    22,018  Dauphin Deposit Corp...........     971,543
    48,643  First of America Bank Corp.....   3,350,286
    92,341  First Security Corp............   2,262,354
    26,575  First Virginia Banks, Inc......   1,488,199
   106,200  Hibernia Corp. Class A.........   1,407,149
    74,048  Marshall & Ilsley Corp.........   2,952,663
    58,334  Mercantile Bankcorporation Inc.   3,441,705
    35,756  Mercantile Bankshares Corp.....   1,421,301
    90,306  Northern Trust Corp............   4,436,282
    32,834  Pacific Century Financial Corp.   1,510,364
    49,909  Regions Financial Corp.........   2,982,063
    76,487  SouthTrust Corp................   2,973,432
   130,344  State Street Corp..............   5,816,601
    75,403  Summit Bancorporation..........   3,723,023
    31,878  Wilmington Trust Corp..........   1,422,556
                                           ------------
                                             45,810,512
                                           ------------

            BEVERAGE - SOFT DRINKS - 1.39%
   309,309  Coca Cola Enterprises, Inc.....   6,534,153
    61,200 *Starbucks Corp.................   1,927,800
                                           ------------
                                              8,461,953
                                           ------------

            BROADCASTING - 0.65%
    52,428  A.H. Belo Corp. ...............   2,018,478
    25,130 *Chris-Craft Industries, Inc....   1,074,308
    24,416  TCA Cable TV, Inc..............     824,040
                                           ------------
                                              3,916,826
                                           ------------

            BUILDING MATERIALS - 1.14%
    12,766  CalMat Co......................$    253,724
    33,600  Fastenal Co....................   1,570,800
    23,125  HON INDUSTRIES, Inc............   1,121,563
    72,465  RPM, Inc.......................   1,376,835
    15,200  Southdown, Inc.................     613,700
    27,000  Vulcan Materials Co............   1,971,000
                                           ------------
                                              6,907,622
                                           ------------

            CHEMICAL - MAJOR - 0.15%
    49,625  Albemarle Corp.................     930,469
                                           ------------

            CHEMICAL - MISCELLANEOUS - 2.85%
    30,373  A. Schulman Inc................     675,799
    51,800 *Airgas, Inc....................     880,600
    22,580  Betz Laboratories, Inc.........   1,439,475
    64,637  Crompton & Knowles Corp........   1,510,890
    35,900 *Cytec Industries, Inc..........   1,404,588
    19,068  Dexter Corp....................     574,424
    95,700  Ethyl Corp.....................     897,188
    22,547  Ferro Corp.....................     842,694
    28,233  Georgia Gulf Corp..............     779,937
    11,364  H.B. Fuller Co.................     627,861
    41,836  M.A. Hanna Co..................     967,458
    28,193  Lawter International, Inc......     324,220
    48,119  Lubrizol Corp..................   1,714,239
    67,278  Lyondell Petrochemical Co......   1,480,116
    18,700  Minerals Technologies Inc......     738,650
     4,355  NCH Corp.......................     283,619
    40,342  Olin Corp......................   1,654,022
    26,525  Rollins, Inc...................     517,238
                                           ------------
                                             17,313,018
                                           ------------

            CONGLOMERATES - 1.05%
    43,398  Alexander & Baldwin, Inc.......   1,177,171
    71,200  Dial Corp......................   1,192,600
    37,600 *Litton Industries, Inc.........   1,701,400
     5,100 *MAXXAM, Inc....................     224,400
    40,200  Ogden Corp.....................     783,900
    75,300  Viad Corp......................   1,308,338
                                           ------------
                                              6,387,809
                                           ------------

            CONSUMER FINANCE - 0.36%
    68,700  Capital One Financial..........   2,206,988
                                           ------------

===============================================================================
May 31, 1997  MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED          13
===============================================================================

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
            CONTAINERS - PAPER - 0.71%
    19,814  Chesapeake Utilities Corp......$    663,769
    34,122 *Sealed Air Corp................   1,565,347
    71,536  Sonoco Products Co.............   2,083,486
                                           ------------
                                              4,312,602
                                           ------------

            COSMETICS/TOILETRIES - 0.25%
    31,188  Tambrands Inc..................   1,504,821
                                           ------------

            DRUGS - 3.35%
    29,904  Bergen Brunswig Corp. Class A..   1,136,352
    58,652 *Biogen, Inc....................   1,946,513
    42,046  Carter-Wallace Inc.............     693,759
    55,788 *Centocor, Inc..................   1,966,527
   137,580  Chiron Corp....................   2,596,823
    41,125 *Covance Inc....................     765,953
    47,658  CVS Corp.......................   2,281,645
    34,141 *Forest Laboratories, Inc.......   1,442,457
    55,442 *Genzyme Corp...................   1,323,678
    97,736 *IVAX Corp......................   1,050,662
    34,100  McKesson Corp..................   2,561,763
   104,734  Mylan Laboratories Inc.........   1,584,102
    18,900  R.P. Scherer Corp..............     992,250
                                           ------------
                                             20,342,484
                                           ------------

            ELECTRICAL EQUIPMENT - 2.27%
    75,186 *American Power Conversion Corp.   1,748,075
    32,431  AMETEK, Inc....................     758,075
    55,270  Hubbell Inc. Class B...........   2,514,785
   101,666  Molex Inc......................   3,964,974
    50,396 *Quantum Corp...................   1,959,145
    68,446 *Teradyne, Inc..................   2,806,286
                                           ------------
                                             13,751,340
                                           ------------

            ELECTRONIC INSTRUMENTS - 1.92%
    40,676 *Arrow Electronics, Inc.........   2,323,618
    17,966 *Exabyte Corp...................     253,770
    38,750 *Imation Corp...................     930,000
    63,000 *Integrated Device Technology,
             Inc. .........................     885,938
    25,521 *MagnaTek, Inc..................     446,618
    31,300  Pittston Brink's Group.........     978,125
    59,779  Sensormatic Electronics Corp...     934,047
    31,909  Symbol Technologies, Inc.......   1,001,145
    25,116  Varian Associates, Inc.........   1,331,148
    20,273 *VeriFone, Inc..................   1,036,457

            ELECTRONIC INSTRUMENTS - Continued
    51,928 *Vishay Intertechnology,  Inc...$  1,525,378
                                           ------------
                                             11,646,244
                                           ------------

            ENTERTAINMENT - 0.19%
    34,800 *GTECH Holdings Corp............   1,144,050
                                           ------------

            FERTILIZERS - 0.48%
    74,746  IMC Global, Inc................   2,924,437
                                           ------------

            FINANCE COMPANIES - 0.76%
    97,100  SunAmerica, Inc................   4,587,975
                                           ------------

            FOODS - 3.01%
    32,182  Dean Foods Co..................   1,222,916
    48,509  Dole Food Co., Inc.............   2,061,633
    14,118  Dreyer's Grand Ice Cream, Inc..     518,837
    78,504  Flowers Industries, Inc........   1,383,633
    57,900  Hormel Foods Corp..............   1,461,975
    77,500  IBP, Inc.......................   1,821,250
    10,312  International Multifoods Corp..     291,314
    28,200  Interstate Bakeries Corp.......   1,515,750
    18,171  J.M. Smucker Co. Class A.......     352,063
    23,271  Lance, Inc.....................     459,602
    63,778  McCormick & Co., Inc...........   1,666,200
    34,721  Trinity Industries, Inc........   1,041,630
   174,486  Tyson Foods, Inc. Class A......   3,576,963
    25,229  Universal Foods Corp...........     905,090
                                           ------------
                                             18,278,856
                                           ------------

            FOOTWEAR - 0.44%
    28,900 *Nine West Group, Inc...........   1,112,650
    33,100 *Payless ShoeSource, Inc........   1,568,113
                                           ------------
                                              2,680,763
                                           ------------

            FREIGHT - 0.40%
    17,573  Airborne Freight Corp..........     672,167
    20,160  APL Ltd........................     609,840
    37,300  J.B. Hunt Transport Services,
             Inc. .........................     568,825
    30,371  Overseas Shipholding Group
             Inc. .........................     573,253
                                           ------------
                                              2,424,085
                                           ------------

            HARDWARE & TOOLS - 0.03%
     7,355  Lawson Products, Inc...........     183,875

            HEALTHCARE - 2.62%
    46,400  Allegiance Corp................$  1,258,600
    40,800 *Apria Healthcare Group, Inc....     734,400
    96,949 *Foundation Health Systems
             Class A ......................   2,896,351
    27,186  Healthcare COMPARE Corp........   1,342,309
    42,100 *Horizon/CMS Healthcare Corp....     768,325
   111,880  Laboratory Corp. of America
             Holdings......................     321,654
    51,191 *NovaCare, Inc..................     646,286
    62,600 *Oxford Health Plans, Inc.......   4,413,300
    32,874 *PacifiCare Health System, Inc.
             Class B.......................   2,605,265
    44,185 *Value Health, Inc..............     894,746
                                           ------------
                                             15,881,236
                                           ------------

            HEAVY DUTY TRUCKS/PARTS - 0.15%
    36,704  Federal Signal Corp............     935,952
                                           ------------

            HOME BUILDERS - 0.24%
    96,825  Clayton Homes, Inc.............   1,464,478
                                           ------------

            HOSPITAL MANAGEMENT - 0.87%
    40,400 *Health Care & Retirement Corp..   1,373,600
    50,500 *Healthsource, Inc..............   1,085,750
    67,100 *Medaphis Corp..................     532,606
    55,900 *Vencor, Inc....................   2,277,925
                                           ------------
                                              5,269,881
                                           ------------

            HOSPITAL SUPPLIES - 1.66%
    19,835 *Acuson Corp....................     515,710
    14,510 *Advanced Technology
             Laboratories, Inc.............     562,263
    20,833  Beckman Instruments, Inc.......     971,339
    17,568 *Datascope Corp.................     333,792
    21,900  DENTSPLY International Inc.....   1,100,475
     9,309  Diagnostic Products Corp.......     278,106
    54,000  Hillenbrand Industries, Inc....   2,544,750
    48,636 *Nellcor Puritan Bennett, Inc...   1,039,595
    78,182  Stryker Corp...................   2,726,597
                                           ------------
                                             10,072,627
                                           ------------

            HOUSEHOLD PRODUCTS - 0.55%
    58,400 *Bed Bath & Beyond, Inc.........   1,657,100
    12,914  Church & Dwight Co., Inc.......     342,221
    31,646  First Brands Corp..............     830,708

================================================================================
14          MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
            HOUSEHOLD PRODUCTS - Continued
    15,764  Stanhome Inc...................$    494,596
                                           ------------
                                              3,324,625
                                           ------------

            HUMAN RESOURCES - 1.19%
    30,303  Kelly Services Inc. Class A....     890,151
    66,300  Manpower Inc...................   2,966,925
    61,750  Olsten Corp....................   1,211,844
    49,700 *Robert Half International, Inc.   2,130,888
                                           ------------
                                              7,199,808
                                           ------------

            INFORMATION PROCESSING - 8.14%
    48,373  ACNielson......................     816,294
    76,400 *America Online, Inc............   4,221,100
    35,262 *AST Research, Inc..............     185,126
    81,504 *BMC Software, Inc..............   4,411,404
    65,878 *Cadence Design Systems, Inc....   2,190,444
    39,439  Comdisco, Inc..................   1,454,313
    69,600 *Compuware Corp.................   3,227,700
    59,251  Diebold, Inc...................   2,221,913
    43,300 *Electronic Arts................   1,385,600
    36,764 *FIserv, Inc....................   1,511,920
    29,268 *Information Resources, Inc.....     439,020
   121,200 *Informix Corp..................   1,090,800
    52,707 *Mentor Graphics Corp...........     401,891
    82,173 *NCR Corp.......................   2,670,623
    91,257  Paychex, Inc...................   3,353,696
    17,018 *Policy Management Systems Corp.     808,355
    71,608  Reynolds and Reynolds Co.
             Class A ......................   1,673,837
    27,525  Sequent Computer Systems, Inc..     464,484
    44,300 *Solectron Corp.................   2,768,750
    74,752 *Sterling Commerce Inc..........   2,485,504
    47,890 *Storage Technology Corp........   1,951,518
    19,025 *Stratus Computer, Inc..........     870,394
    26,773 *Structural Dynamics Research
             Corp. ........................     655,939
    31,800 *SunGard Data Systems, Inc......   1,351,500
    44,712 *Symantec Corp..................     852,323
    71,100 *U.S. Robotics Corp.............   5,972,400
                                           ------------
                                             49,436,848
                                           ------------

            INSURANCE - CASUALTY - 1.32%
    49,333  American Financial Group, Inc..   1,874,654
    58,062  Progressive Corp...............   4,594,156
    17,218  Transatlantic Holdings, Inc....   1,543,163
                                           ------------
                                              8,011,973
                                           ------------

            INSURANCE - MISCELLANEOUS - 0.72%
    25,700  AMBAC  Inc.....................$  1,927,500
    17,766  Hartford Steam Boiler Inspection
             & Insurance Co................     906,066
    28,100  PMI Group Inc..................   1,541,988
                                           ------------
                                              4,375,554
                                           ------------

            INSURANCE - MULTILINE - 1.39%
   111,325  AFLAC Inc......................   5,677,575
    51,586  Provident Companies Inc........   2,772,748
                                           ------------
                                              8,450,323
                                           ------------

            LEISURE TIME - 1.51%
    57,100  Callaway Golf Co...............   1,841,475
    79,425 *Circus Circus Enterprises, Inc.   2,065,050
   101,402  International Game Technology..   1,799,886
   146,190 *Mirage Resorts, Inc............   3,490,286
                                           ------------
                                              9,196,697
                                           ------------

            LODGING - 0.24%
         1  Deltic Timber Corp.............          12
    39,900 *Promus Hotel Corp..............   1,441,388
                                           ------------
                                              1,441,400
                                           ------------

            MACHINERY - AGRICULTURE - 0.25%
    47,500  Agco Corp......................   1,514,063
                                           ------------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.14%
    17,271  Granite Construction, Inc......     345,420
    18,168 *Jacobs Engineering Group, Inc..     488,265
                                           ------------
                                                833,685
                                           ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 1.15%
    24,573  Albany International Corp.
             Class A ......................     559,036
    23,818  Durco International, Inc.......     672,859
    29,576  Keystone International, Inc....     964,917
    28,000  Newport News Shipbuilding......     465,500
    12,714  Nordson Corp...................     686,556
    27,133  Stewart & Stevenson Services,
             Inc. .........................     725,808
    17,500  Tecumseh Products Co. Class A..     990,938
    32,500 *Watson Pharmaceuticals, Inc....   1,271,563
    26,324  Watts Industries, Inc. Class
             A ............................     654,810
                                           ------------
                                              6,991,987
                                           ------------

            MERCHANDISE - DRUG - 0.13%
    66,600 *Perrigo Co.....................$    799,200
                                           ------------

            MERCHANDISE - SPECIALTY - 3.74%
    34,900 *Best Buy Co., Inc..............     475,513
    53,875 *Consolidated Stores Corp.......   2,060,719
    74,182  Dollar General Corp............   2,494,369
    17,723  Duty Free International, Inc...     276,922
    38,100  Fingerhut Companies, Inc.......     671,513
    16,171 *Gibson Greetings, Inc..........     351,719
    10,157  Hancock Fabrics, Inc...........     124,423
    29,027 *Intelligent Electronics, Inc...      78,010
    62,000 *Kohl's Corp....................   3,340,250
    23,821 *Mac Frugal's Bargains
             Close-outs Inc. ..............     708,675
    28,400 *Micro Warehouse, Inc...........     489,900
   128,337 *Office Depot, Inc..............   2,213,813
    97,700 *OfficeMax, Inc.................   1,355,588
    53,711  Sotheby's Holdings, Inc.
             Class A ......................     832,521
   130,050 *Staples, Inc...................   2,861,100
    28,236  Tiffany & Co...................   1,309,445
    54,716  Unisource Worldwide, Inc.......     950,691
    67,500 *Viking Office Products, inc....   1,274,063
    26,786 *Waban Inc......................     813,625
                                           ------------
                                             22,682,859
                                           ------------

            MERCHANDISING - FOOD - 0.29%
    31,300  Hannaford Bros. Co.............   1,091,588
    30,400  Ruddick Corp...................     459,800
    15,268  Savannah Foods & Industries,
             Inc. .........................     238,563
                                           ------------
                                              1,789,951
                                           ------------

            MERCHANDISING - MASS - 0.41%
    45,707  Family Dollar Stores, Inc......   1,176,955
    22,300  Fred Meyer, Inc................   1,023,013
    81,724 *Service Merchandise Co., Inc...     265,603
                                           ------------
                                              2,465,571
                                           ------------

            METALS - ALUMINUM - 0.26%
    40,667 *Alumax Inc.....................   1,570,763
                                           ------------

            METALS - MISCELLANEOUS - 0.39%
    13,700  Brush Wellman Inc..............     291,125
    21,606  Kennametal, Inc................     858,839
    19,450  Precision Castparts Corp.......   1,215,625
                                           ------------
                                              2,365,589
                                           ------------

===============================================================================
May 31, 1997  MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED          15
===============================================================================

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
            METALS - STEEL - 0.55%
    12,610  Carpenter Technology Corp......$    545,383
    13,457  Cleveland-Cliffs Inc...........     568,558
    39,742  Harsco Corp....................   1,549,938
    15,516  Lukens Inc.....................     304,502
    18,323  Oregon Steel Mills, Inc........     343,556
                                           ------------
                                              3,311,937
                                           ------------

            MISCELLANEOUS - 0.64%
   124,500  Equifax Inc....................   3,890,625
                                           ------------

            NATURAL GAS - DIVERSIFIED - 1.03%
    44,100  El Paso Natural Gas Co.........   2,612,925
    37,743  Questar Corp...................   1,481,413
    48,832 *Seagull Energy Corp............     878,976
    34,991  Valero Energy Corp.............   1,250,928
                                           ------------
                                              6,224,242
                                           ------------

            OIL - INTEGRATED DOMESTIC - 0.29%
    45,160  MAPCO Inc......................   1,433,830
    22,414  Quaker State Corp..............     339,012
                                           ------------
                                              1,772,842
                                           ------------

            OIL - INTEGRATED
            INTERNATIONAL - 0.28%
    36,046  Murphy Oil Corp................   1,671,633
                                           ------------

            OIL - SERVICE - PRODUCTS - 1.07%
    30,021 *BJ Services Co.................   1,658,660
   102,300 *Noble Drilling Corp............   2,225,025
    55,625 *Parker Drilling Co.............     535,391
    22,586 *Varco International, Inc.......     621,115
    42,082 *Weatherford Enterra, Inc.......   1,436,049
                                           ------------
                                              6,476,240
                                           ------------

            OIL - SERVICES - 2.93%
    58,800 *ENSCO International, Inc.......   2,932,650
   139,115 *Global Marine Inc..............   3,130,088
    71,639 *Nabors Industries, Inc.........   1,607,400
    33,346 *Smith International, Inc.......   1,746,497
    50,492  Tidewater, Inc.................   2,126,976
    41,800  Transocean Offshore, Inc.......   2,884,200
    46,146  Witco Corp.....................   1,707,402
    33,900  York International Corp........   1,644,150
                                           ------------
                                             17,779,363
                                           ------------

            OIL/GAS PRODUCERS - 2.09%
    49,555  Anadarko Petroleum Corp........$  3,121,965
    72,798  Apache Corp....................   2,493,332
    57,680  Cabot Corp.....................   1,478,050
    44,435  Noble Affiliates, Inc..........   1,871,824
    29,500  Parker & Parsley Petroleum Co..   1,003,000
    70,866  Ranger Oil Ltd.................     744,093
    60,280  Ultramar Diamond Shamrock Corp.   1,989,240
                                           ------------
                                             12,701,504
                                           ------------

            PAPER/FOREST PRODUCTS - 1.29%
    30,639  Bowater Inc....................   1,512,801
    35,135  Consolidated Papers, Inc.......   1,914,858
    36,739  Longview Fibre Co..............     619,971
    29,200  P. H. Glatfelter Co............     511,000
    32,376  Pentair Inc....................   1,064,361
    24,900  Rayonier Inc...................   1,067,588
    19,770  Standard Register Co...........     689,479
    25,561  Wausau Paper Mills Co..........     479,269
                                           ------------
                                              7,859,327
                                           ------------

            PHOTOGRAPHY - 0.02%
     6,453  CPI Corp.......................     120,994
                                           ------------

            POLLUTION CONTROL - 1.05%
    25,533  Calgon Carbon Corp.............     357,462
    57,600 *United States Filter Corp......   1,814,400
   115,900 *USA Waste Services, Inc........   4,201,375
                                           ------------
                                              6,373,237
                                           ------------

            PUBLISHING - NEWS - 0.79%
    33,600  Lee Enterprises, Inc...........     848,400
    18,868  Media General, Inc. Class A....     576,653
     8,761  Washington Post Co. Class B....   3,378,461
                                           ------------
                                              4,803,514
                                           ------------

            PUBLISHING/PRINTING - 0.55%
    29,886  Banta Corp.....................     829,337
    24,625 *Golden Books Family
             Entertainment, Inc............     280,109
    14,616  Houghton Mifflin Co............     865,998
    12,900 *Scholastic Corp................     383,775
    35,428  Wallace Computer Services,
             Inc. .........................     991,984
                                           ------------
                                              3,351,203
                                           ------------

            RAILROAD - 0.72%
    16,212  GATX Corp......................$    920,031
    49,577  Illinois Central Corp..........   1,790,969
    30,332  Kansas City Southern
             Industries, Inc. .............   1,664,469
                                           ------------
                                              4,375,469
                                           ------------

            RESTAURANTS - 0.94%
    38,533  Bob Evans Farms, Inc...........     544,279
    58,955 *Brinker International, Inc.....     818,001
    37,432 *Buffets, Inc...................     332,209
    49,266  Cracker Barrel Old Country
             Store, Inc....................   1,428,714
    12,880 *International Dairy Queen,
             Inc. Class A..................     299,460
    34,200 *Lone Star Steakhouse & Saloon..     786,600
    39,100 *Outback Steakhouse Inc.........     909,075
    19,788  Sbarro, Inc....................     578,799
                                           ------------
                                              5,697,137
                                           ------------

            SECURITIES RELATED - 2.53%
    66,476  A.G. Edwards, Inc..............   2,467,922
    98,484  Bear Stearns Co. Inc...........   3,200,729
   103,602  Franklin Resources, Inc........   6,708,230
    83,600  Paine Webber Group Inc.........   2,967,800
                                           ------------
                                             15,344,681
                                           ------------

            SEMICONDUCTORS - 3.66%
    71,440 *Altera Corp....................   3,786,320
   126,038 *Analog Devices, Inc............   3,371,508
    80,400 *Atmel Corp.....................   2,311,500
    35,088  Avnet, Inc.....................   2,210,544
    53,836 *Cirrus Logic, Inc..............     646,032
    65,582 *Cypress Semiconductor Corp.....     934,544
    62,254  Linear Technology Corp.........   3,120,482
    49,600 *Maxim Integrated Products......   2,666,000
    58,881 *Xilinx, Inc....................   3,157,494
                                           ------------
                                             22,204,424
                                           ------------

            TELECOMMUNICATIONS - 1.99%
   107,228  ADC Communications, Inc........   3,672,559
    39,242  COMSAT Corp....................     882,945
    63,200 *LCI International, Inc.........   1,532,600
   187,900 *Nextel Communications, Inc.
             Class A ......................   2,771,525

===============================================================================
16          MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED  May 31, 1997
===============================================================================

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
            TELECOMMUNICATIONS - Continued
    41,640 *Octel Communications Corp......$    801,570
    99,601 *360 Communications Co..........   1,879,969
    40,740 *Vanguard Cellular Systems, Inc.
             Class A.......................     534,713
                                           ------------
                                             12,075,881
                                           ------------

            TEXTILE - PRODUCTS - 0.99%
    49,900 *Burlington Industries, Inc.....     548,900
    43,500 *Jones Apparel Group, Inc.......   2,039,063
   108,510  Shaw Industries Inc............   1,356,375
    49,429  Unifi, Inc.....................   1,594,085
    25,184  Wellman, Inc...................     450,164
                                           ------------
                                              5,988,587
                                           ------------

            TOBACCO - 0.18%
    30,635  Universal Corp.................   1,114,348
                                           ------------

            TRUCKERS - 0.24%
    17,614  Arnold Industries, Inc.........     295,035
    35,600  CNF Transportation, Inc........   1,148,100
                                           ------------
                                              1,443,135
                                           ------------

            UTILITIES - COMMUNICATION - 0.97%
    23,318  Aliant Communications, Inc.....     478,019
    48,050  Century Telephone Enterprises,
             Inc. .........................   1,453,513
    52,964  Southern New England
             Telecommunications Corp.......   2,065,596
    49,291  Telephone and Data Systems,
             Inc. .........................   1,913,107
                                           ------------
                                              5,910,235
                                           ------------

            UTILITIES - ELECTRIC - 9.13 %
    61,336 *AES Corp.......................   4,400,858
    97,514  Allegheny Power System, Inc....   2,547,553
    44,235  Atlantic Energy, Inc...........     729,878
     5,253  Black Hills Corp...............     151,024
    50,100 *Calenergy, Inc.................   2,066,625
    16,159  Central Louisiana Electric Co..     408,015
    30,416  Central Maine Power Co.........     338,378
    74,264  CMS Energy Corp................   2,497,127
    48,537  Delmarva Power & Light Co......     843,330
    77,862  Florida Progress Corp..........   2,287,196
    18,866  Hawaiian Electric Industries,
             Inc. .........................     653,235
    26,223  Idaho Power Co.................     786,690
    61,100  Illinova Corp..................   1,336,563

            UTILITIES - ELECTRIC - Continued
    13,859  Indiana Energy, Inc............$    330,884
    45,764  IPALCO Enterprises, Inc........   1,424,405
    58,419  Kansas City Power & Light Co...   1,628,430
    62,542  LG&E Energy Corp...............   1,438,466
    75,334  MidAmerican Energy Co..........   1,271,261
    18,718  Minnesota Power & Light Co.....     542,822
    43,857  Montana Power Co...............     997,747
    28,833  Nevada Power Co................     594,681
    52,017  New England Electrical System..   1,801,089
    56,621  New York State Electric &
             Gas Corp......................   1,231,507
    47,972  NIPSCO Industries, Inc.........   1,942,866
   117,333 *Northeast Utilities............   1,070,664
    32,446  OGE Energy Corp................   1,395,178
    70,123  Pinnacle West Capital Corp.....   2,059,863
    41,591  Portland General Corp..........   1,663,640
    96,364  Potomac Electric Power Co......   2,216,372
    51,912  Public Service Co. of Colorado.   2,095,947
    37,837  Public Service Co. of New
             Mexico .......................     666,877
    69,562  Puget Sound Energy Inc.........   1,730,355
    84,688  SCANA Corp.....................   2,117,200
    39,848  Southwestern Public Service Co.   1,494,300
    94,220  TECO Energy, Inc...............   2,343,723
    35,188  UtiliCorp United Inc...........     950,076
    29,424  Washington Gas Light Co........     724,566
    89,252  Wisconsin Energy Corp..........   2,153,205
    18,416  WPL Holdings, Inc..............     508,742
                                           ------------
                                             55,441,338
                                           ------------

            UTILITIES - GAS, DISTRIBUTION - 1.52%
    46,436  AGL Resources, Inc.............     888,089
    38,505  Brooklyn Union Gas Co..........   1,073,327
    60,168  MCN Energy Group Inc...........   1,782,477
    31,578  National Fuel Gas Co...........   1,306,540
   127,246  Tosco Corp.....................   4,151,401
                                           ------------
                                              9,201,834
                                           ------------

            WATER SERVICES - 0.21%
    58,800  American Water Works Co., Inc..   1,264,200
                                           ------------

            TOTAL COMMON STOCKS
            (Cost $439,854,680)............ 600,459,653
                                           ------------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 0.96%

            FINANCE COMPANIES - 0.18%
$1,086,000  Ford Motor Credit Co.,
             5.60% due 06/03/97............$  1,085,662
                                           ------------

            SECURITIES RELATED - 0.78%
 4,744,000  Merrill Lynch & Co., Inc.,
             5.50% 06/02/97................   4,743,275
                                           ------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $5,828,937)..............   5,828,937
                                           ------------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.02%

            U.S. TREASURY BILLS - 0.02%
   150,000  United States Treasury Bills,
             4.99% due 08/21/97
             (Cost $148,313)...............     148,313
                                           ------------

            TOTAL INVESTMENTS
            (Cost $445,831,930) - 99.90%... 606,436,903
            Other assets and liabilities,
             net - 0.10% ..................     624,443
                                           ------------

            NET ASSETS (equivalent
             to $20.83 per share on
             29,137,334 shares
             outstanding) - 100%...........$607,061,346
                                           ============

           *Non-income producing

===============================================================================
May 31, 1997  MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED          17
===============================================================================

                                            UNREALIZED
CONTRACTS                                  APPRECIATION
-------------------------------------------------------
   FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/97)
   43(2)    S&P MidCap 400 Index Futures
            (June/$279.65).................$    119,855
                                           ============

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  29,137,334 shares outstanding........... $    291,373
Additional paid in capital................  406,838,519
Undistributed net realized gain on
  securities .............................   39,149,762
Undistributed net investment income.......       56,864
Unrealized appreciation of:
  Investments...........  $160,604,973
  Futures...............       119,855      160,724,828
                                           ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $607,061,346
                                           ============

(1) U.S.Treasury Bills with a market value of approximately $150,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2) Per 500


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
18                MIDCAP INDEX FUND - FINANCIAL STATEMENTS
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997


INVESTMENT INCOME:
Dividends ......................................................................   $   8,574,566
Interest .......................................................................         557,965
                                                                                   -------------
  Total investment income ......................................................       9,132,531
                                                                                   -------------

EXPENSES:
Advisory fees ..................................................................       1,880,085
Custodian and accounting services ..............................................         203,871
Reports to shareholders ........................................................          76,689
Audit fees and tax services ....................................................          19,667
Directors' fees and expenses ...................................................          13,603
Miscellaneous ..................................................................          43,796
                                                                                   -------------
  Total expenses ...............................................................       2,237,711
NET INVESTMENT INCOME ..........................................................   $   6,894,820
                                                                                   -------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments ...................................................  $  38,698,502
  Futures contracts .............................................      1,010,640      39,709,142
                                                                   -------------   -------------
Net unrealized appreciation during the year:
  Investments ...................................................     45,539,487
  Futures contracts .............................................         64,180      45,603,667
                                                                   -------------   -------------
   Net realized and unrealized gain on securities during the year...............      85,312,809
                                                                                   -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................   $  92,207,629
                                                                                   =============

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                                         1997             1996
                                                                     -------------    -------------
OPERATIONS:
Net investment income ............................................   $   6,894,820    $   6,480,259
Net realized gain on securities ..................................      39,709,142       33,442,786
Net unrealized appreciation of securities during the year ........      45,603,667       76,393,023
                                                                     -------------    -------------
  Increase in net assets resulting from operations ...............      92,207,629      116,316,068
                                                                     -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................................      (6,892,259)      (6,584,543)
Net realized gain on securities ..................................     (33,690,297)     (17,378,059)
                                                                     -------------    -------------
  Decrease in net assets resulting from distributions
   to shareholders ...............................................     (40,582,556)     (23,962,602)
                                                                     -------------    -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .................................      33,601,532       43,226,671
Proceeds from capital stock issued for distributions reinvested ..      40,582,556       23,962,602
                                                                     -------------    -------------
                                                                        74,184,088       67,189,273
Cost of capital stock repurchased ................................     (59,435,374)     (26,411,830)
                                                                     -------------    -------------
  Increase in net assets resulting from
   capital stock transactions ....................................      14,748,714       40,777,443
                                                                     -------------    -------------
TOTAL INCREASE IN NET ASSETS .....................................      66,373,787      133,130,909

NET ASSETS:
Beginning of year ................................................     540,687,559      407,556,650
                                                                     -------------    -------------
End of year (including undistributed net investment income
  of $56,864 and $54,303) ........................................   $ 607,061,346    $ 540,687,559
                                                                     =============    =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .....................................       1,775,391        2,455,783
Shares issued for distributions reinvested .......................       2,124,784        1,381,367
Shares of capital stock repurchased ..............................      (3,084,568)      (1,503,393)
                                                                     -------------    -------------
  Increase in shares outstanding .................................         815,607        2,333,757
Shares outstanding:
  Beginning of year ..............................................      28,321,727       25,987,970
                                                                     -------------    -------------
  End of year ....................................................      29,137,334       28,321,727
                                                                     =============    =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
May 31, 1997        SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS            19
================================================================================

 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS - 96.66%

            ADVERTISING - 0.62%
    13,800 *Acxiom Corp. .................. $   234,600
     5,025 *ADVO, Inc. ....................      69,722
     2,700 *American Business Information,
             Inc. .........................      55,350
     5,200 *Catalina Marketing Corp. ......     191,750
       400  Grey Advertising, Inc. ........     116,800
     1,625 *HA-LO Industries, Inc. ........      37,984
     2,650  Harte-Hanks Communications.....      79,169
     4,700 *National Media Corp. ..........      34,663
     1,300 *Robert Mondavi Corp. Class A ..      57,850
     4,900  True North Communications
             Inc. .........................      97,387
     8,100 *Westwood One, Inc. ............     220,725
                                            -----------
                                              1,196,000
                                            -----------

            AEROSPACE/DEFENSE - 1.29%
     3,400 *Alliant Techsystems Inc. ......     163,625
     6,700 *Aviall, Inc. ..................      98,825
     4,600 *BE Aerospace, Inc. ............     111,550
    11,100 *Coltec Industries, Inc. .......     217,837
       600  Cubic Corp. ...................      14,100
     5,200 *Fairchild Corp. Class A .......      85,150
     6,900  Gencorp Inc. ..................     145,762
    14,500 *Geotek Communications, Inc. ...      64,797
     3,200 *GRC International, Inc. .......      16,800
     4,400  Logicon, Inc. .................     221,100
     5,200  OEA, Inc. .....................     196,300
     6,200 *Orbital Sciences Corp. ........     103,075
     7,500 *Rohr, Inc. ....................     158,437
     2,800 *Sequa Corp. Class A ...........     136,500
     1,700 *Tech-Sym Corp. ................      54,188
     3,800  Teleflex Inc. .................     234,175
     4,800  Thiokol Corp. .................     345,000
     6,600 *Trimble Navigation Ltd. .......     101,475
       700 *Whittaker Corp. ...............       7,788
                                            -----------
                                              2,476,484
                                            -----------

            AIRLINES - 0.72%
     3,800 *Alaska Air Group, Inc. ........      94,525
    12,300  America West Airlines, Inc.
             Class B ......................     189,112
     4,900  ASA Holdings, Inc. ............     128,013
     3,500  Circle International Group Inc.      97,125
    13,000 *Continental Airlines, Inc.
             Class B ......................     455,000
     6,300  Expeditors International of
             Washington, Inc. .............     181,912

            AIRLINES - Continued
     6,700 *Mesa Airlines, Inc. ........... $    33,500
     4,200  Pittston Burlington Group .....     108,150
     1,800  SkyWest, Inc. .................      27,225
     7,900 *ValuJet, Inc. .................      54,313
     2,000 *Western Pacific
             Airlines, Inc. ...............      11,500
                                            -----------
                                              1,380,375
                                            -----------

            APPAREL & PRODUCTS - 1.35%
     1,000 *American Eagle Outfitters......      11,313
     3,400  Angelica Corp. ................      61,200
     5,100 *Ann Taylor Stores Corp. .......     118,575
     5,600  Authentic Fitness Corp. .......      81,900
     2,200  Blair Corp. ...................      35,475
     1,000 *Buckle, Inc. ..................      21,250
     5,950  Cato Corp. ....................      29,750
    11,925  Claire's Stores, Inc. .........     229,556
     8,700  CML Group, Inc. ...............      20,663
     2,100 *Donnkenny, Inc. ...............       8,663
     6,500 *Dress Barn, Inc. ..............     112,125
     1,200  Fab Industries, Inc. ..........      37,500
     2,900 *Gadzooks, Inc. ................      96,244
     6,700 *Gymboree Corp. ................     167,500
     2,700 *Hartmarx Corp. ................      26,662
     5,550  Kellwood Co. ..................     145,687
     5,700 *Land's End, Inc. ..............     171,712
     3,700 *Men's Wearhouse, Inc. .........     123,487
    10,800 *Nautica Enterprises, Inc. .....     253,800
     5,000  OshKosh B'Gosh, Inc. Class A ..      84,375
     5,700  Phillips-Van Heusen Corp. .....      79,800
    13,000  Ross Stores, Inc. .............     365,625
     3,600  St. John Knits, Inc. ..........     153,000
     6,600  UniFirst Corp. ................     129,525
     2,000 *Urban Outfitters, Inc. ........      32,500
                                            -----------
                                              2,597,887
                                            -----------

            APPLIANCES/FURNISHINGS - 1.29%
     4,100  Aaron Rents, Inc. Class A .....      50,225
     3,750  Bassett Furniture Industries,
             Inc. .........................      93,574
     4,100 *CORT Business Services Corp. ..     113,775
     3,800  Ethan Allen Interiors Inc. ....     198,550
     1,600 *Falcon Building Products, Inc.
             Class A ......................      28,000
    18,100 *Furniture Brands International,
             Inc. .........................     282,813
    11,097 *Griffon Corp. .................     151,197
     8,000  Hechinger Co. Class A .........      10,000

            APPLIANCES/FURNISHINGS - Continued
    11,200  Heilig-Meyers Co. ............. $   184,800
     2,900 *Helen of Troy Ltd. ............      77,575
    12,600  Herman Miller, Inc. ...........     450,450
     4,100  Hunt Manufacturing Co. ........      76,875
     4,700  Kimball International, Inc.
             Class B ......................     185,650
     2,200  La-Z-Boy Chair Co. ............      75,625
     7,385 *Metromedia International Group.      80,773
     1,500  National Presto Industries,
             Inc. .........................      56,625
     3,600  Oneida Ltd. ...................      85,950
     3,600 *Renters Choice, Inc. ..........      69,300
     4,400  Rival Co. .....................      61,600
     4,900  Windmere Corp. ................      72,275
     6,623 *Zenith Electronics Corp. ......      72,853
                                            -----------
                                              2,478,485
                                            -----------

            AUTO - ORIGINAL EQUIPMENT - 0.72%
     8,000  Arvin Industries, Inc. ........     222,000
     2,900  BREED Technologies, Inc. ......      56,913
     9,200  Carlisle Cos. Inc. ............     280,600
     6,600  Donaldson Co., Inc. ...........     241,725
     7,900  Federal-Mogul Corp. ...........     230,087
     3,150 *Miller Industries, Inc. .......      51,581
     5,800  Modine Manufacturing Co. ......     169,650
     4,000  Superior Industries
             International, Inc. ..........     102,000
     1,000 *Tower Automotive Inc. .........      39,625
                                            -----------
                                              1,394,181
                                            -----------

            AUTO - REPLACEMENT PARTS - 0.86%
     3,300  A.O. Smith Corp. ..............     121,275
     4,900 *APS Holding Corp. Class A .....      49,000
    15,700 *Collins & Aikman Corp. ........     182,512
       975  Dart Group Corp. Class A ......      99,450
     3,900 *Discount Auto Parts, Inc. .....      72,638
     2,700  Furon Co. .....................      68,850
     5,400  Handy & Harman.................      89,775
     4,800  Kaydon Corp. ..................     238,200
     1,343  Myers Industries, Inc. ........      23,503
     5,350  Simpson Industries, Inc. ......      54,503
     3,100 *SPX Corp. .....................     184,837
     4,400  Standard Motor Products, Inc.
             Class A ......................      60,500
     5,050  Standard Products Co.
             Class A ......................     125,619
     9,600 *TBC Corp. .....................      73,200
     3,300  Walbro Corp. ..................      66,000

================================================================================
20       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            AUTO - REPLACEMENT PARTS - Continued
     5,512  Wynn's International, Inc. .... $   136,422
                                            -----------
                                              1,646,284
                                            -----------

            BANKS - NEW YORK CITY - 0.09%
     5,450  New York Bancorp Inc. .........     178,488
                                            -----------

            BANKS - OTHER - 0.02%
         1  BankBoston Corp. ..............          73
     1,120 *Fleet Financial Group, Inc.
             (Warrants) ...................      25,480
       800  Irwin Financial Corp. .........      21,600
                                            -----------
                                                 47,153
                                            -----------

            BANKS - REGIONAL - 6.47%
     3,100  AMCORE Financial, Inc. ........      88,350
     2,425  Anchor BanCorp Wisconsin
             Inc. .........................     103,214
     4,701  Associated Banc-Corp. .........     178,638
     7,000  BancorpSouth, Inc. ............     203,875
       985  Bank of Granite Corp. .........      28,319
     1,000  Banknorth Group, Inc. .........      43,500
     2,472 *BOK Financial Corp. ...........      83,121
     4,012  CCB Financial Corp. ...........     281,843
     6,200  Centura Banks, Inc. ...........     268,150
     2,415  Chemical Financial Corp. ......      86,336
     4,700  Citizens Banking Corp. ........     151,575
    10,800  City National Corp. ...........     260,550
     5,152  CNB Bancshares, Inc. ..........     226,044
     5,349  Collective Bancorp, Inc. ......     230,007
     6,600  Colonial BancGroup, Inc. ......     159,225
     2,952  Commerce Bancorp, Inc. ........     101,106
     7,350  Commercial Federal Corp. ......     256,331
     2,000  Commonwealth Bancorp, Inc. ....      30,000
     4,900  Community First Bankshares,
             Inc. .........................     169,050
       660  Community Trust Bancorp, Inc. .      16,500
     3,250  Corus Bankshares, Inc. ........      83,281
     7,540  Cullen/Frost Bankers, Inc. ....     296,887
     6,800  Dauphin Deposit Corp. .........     300,050
    12,100  Deposit Guaranty Corp. ........     379,637
     2,542  F & M National Corp. ..........      60,055
     3,124  First American Financial Corp.      111,293
     3,250  First Citizens BancShares,
             Inc. .........................     269,750
     1,125  First Commerce Bancshares,
             Inc. .........................      28,125
     5,697  First Commercial Corp. ........     233,577
     7,400  First Commonwealth Financial
             Corp. Pennsylvania ...........     143,375

            BANKS - REGIONAL - Continued
     3,520  First Financial BanCorp. ...... $   132,880
       220  First Financial Corp. of
             Indiana ......................       7,700
    12,375  First Financial Corp. of
             Wisconsin ....................     344,953
     4,200  First Hawaiian, Inc. ..........     148,838
     8,167  First Michigan Bank Corp. .....     234,798
     3,875  First Midwest Bancorp, Inc. ...     126,906
     3,972  First Western Bancorp, Inc. ...     140,013
       937  Firstbank of Illinois Co. .....      35,255
     1,300  FirstBank Puerto Rico. ........      32,013
     7,500  FirstMerit Corp. ..............     344,062
     4,687  Fort Wayne National Corp. .....     209,743
     9,378  Fulton Financial Corp. ........     246,159
     5,000  Great Financial Corp. .........     165,000
       330  Harleysville National Corp. ...       9,983
     3,500  Heritage Financial Services,
             Inc. .........................      93,625
     5,175  HUBCO, Inc. ...................     135,197
     6,793 *Imperial BanCorp. .............     168,976
     3,230  Jefferson Bankshares, Inc. ....      94,478
     2,500  Liberty Bancorp, Inc. .........     124,688
     7,900  Magna Group, Inc. .............     254,775
     3,141  Mercantile Bancorporation
             Inc. .........................     185,319
     5,199  Mid-Am, Inc. ..................      92,282
     1,025  National Bancorp of Alaska,
             Inc. .........................      80,463
       830  National City Bancshares,
             Inc. .........................      30,918
    12,574  National Commerce
             Bancorporation ...............     298,632
     3,516  National Penn Bancshares,
             Inc. .........................     107,238
    16,416  North Fork Bancorporation,
             Inc. .........................     344,736
     5,135  Old National Bancorp Indiana ..     206,042
     4,660  ONBANCorp, Inc. ...............     219,602
     6,467  One Valley Bancorp of West
             Virginia, Inc. ...............     261,105
       331  Peoples First Corp. ...........       8,854
     6,068  Provident Bancorp Inc. ........     244,237
     5,200  Riggs National Corp. ..........      96,200
     9,018  Roosevelt Financial Group,
             Inc. .........................     209,668
     1,200  S&T Bancorp, Inc. .............      43,500
     1,300 *Silicon Valley Bancshares .....      51,350
     5,900  St. Paul Bancorp, Inc. ........     187,325
     1,400  Sumitomo Bank of California ...      38,850
     4,075  Susquehanna Bancshares, Inc. ..     159,944
     2,800  Trans Financial, Inc. .........      69,650
     4,900  Trust Co. of New Jersey........      90,650
     5,211  Trustco Bank Corp. of
             New York .....................     107,477
     8,350  Trustmark Corp. ...............     227,537
     4,293  UMB Financial Corp. ...........     171,720

            BANKS - REGIONAL - Continued
     3,500  United Bankshares Inc.
             West Virginia ................ $   131,250
     6,387  United Carolina Bancshares
             Corp. ........................     287,415
     6,600  UST Corp. .....................     138,600
     3,087  Westamerica Bankcorporation ...     210,688
       694  WestCorp. .....................      11,625
     5,500  Whitney Holding Corp. .........     211,750
                                            -----------
                                             12,446,433
                                            -----------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.22%
     9,900  Adolph Coors Class B ..........     241,313
     3,200 *Boston Beer Co., Inc.
             Class A ......................      28,800
     4,300 *Canandaigua Wine, Inc.
             Class B ......................     153,725
                                            -----------
                                                423,838
                                            -----------

            BEVERAGE - SOFT DRINKS - 0.07%
     2,200  Coca-Cola Bottling Co. ........      99,000
     7,100 *Pepsi-Cola Puerto Rico
             Bottling Co. Class B .........      35,500
                                            -----------
                                                134,500
                                            -----------

            BROADCASTING - 1.52%
     3,200  Ackerley Inc. .................      39,600
     3,300 *Adelphia Communications Corp.
             Class A ......................      18,975
     5,300 *American Mobile Satellite Corp.      47,700
     6,570 *American Radio Systems, Corp.
             Class A ......................     244,732
     7,300 *American Telecasting, Inc. ....       7,984
     5,700 *ANTEC Corp. ...................      70,537
     2,000 *Argyle Television, Inc. .......      46,750
     5,900 *CAI Wireless Systems, Inc. ....       8,666
     1,300 *Cellularvision USA, Inc. ......       9,263
     4,800 *Century Communications Corp.
             Class A ......................      26,400
     3,900 *Chancellor Corp. Class A ......     134,550
     4,300 *Cyrix Corp. ...................     108,575
     8,900 *Data Broadcasting Corp. .......      43,387
     2,000 *Emmis Broadcasting Corp.
             Class A ......................      76,750
     5,550 *Evergreen Media Corp. .........     215,756
     2,200 *Heartland Wireless
             Communications, Inc. .........       6,463
     1,300 *Heftel Broadcasting Corp.
             Class A ......................      64,350
     7,200 *Heritage Media Corp. Class A ..     131,400

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        21
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            BROADCASTING - Continued
    11,876 *HSN, Inc. ..................... $   363,702
     8,250 *International Family
             Entertainment, Inc. Class B ..     229,969
     1,700 *Jacor Communications, Inc. ....      58,650
     3,500 *Jones Intercable Inc. .........      37,188
     4,500 *Lin Television Corp. ..........     195,187
     2,500 *Paxson Communications Corp. ...      25,313
     2,900 *People's Choice TV Corp. ......       3,988
     4,375 *SAGA Communications, Inc.
             Class A ......................      80,391
     2,500 *SFX Broadcasting, Inc.
             Class A ......................      80,625
     4,200  TCA Cable TV, Inc. ............     141,750
     8,700 *United International Holdings,
             Inc. Class A .................      87,000
     1,700  United Television, Inc. .......     151,300
     4,400 *United Video Satellite Group,
             Inc. Class A .................      74,800
     3,600 *Young Broadcasting Inc.
             Class A ......................      96,750
                                            -----------
                                              2,928,451
                                            -----------

            BUILDING MATERIALS - 1.17%
     3,100 *ABT Building Products Corp. ...      77,500
     1,500  Ameron, Inc. ..................      83,250
     9,100  Apogee Enterprises, Inc. ......     168,350
     2,450  Butler Manufacturing Co. ......      87,894
     5,000  CalMat Co. ....................      99,375
     3,000  Centex Construction
             Productions, Inc. ............      60,375
     2,300  Elcor Corp. ...................      64,400
    15,200  Fedders USA Inc. ..............      96,900
     1,500 *Fibreboard Corp. ..............      81,563
     1,700  Florida Rock Industries,
             Inc. .........................      56,950
     5,300  HON INDUSTRIES, Inc. ..........     257,050
     5,000  Interface, Inc. Class A .......     116,250
     3,200  Lone Star Industries, Inc. ....     127,200
     1,900  LSI Industries, Inc. ..........      28,975
     4,200  Medusa Corp. ..................     162,225
       700 *NCI Building Systems, Inc. ....      20,388
    13,800 *Payless Cashways Inc. .........      22,425
     1,000  Puerto Rican Cement Co. Inc. ..      32,750
     5,900  Southdown, Inc. ...............     238,212
     6,000  Texas Industries, Inc. ........     144,000
     5,500 *Triangle Pacific Corp. ........     164,312
     2,200  Watsco, Inc. ..................      63,800
                                            -----------
                                              2,254,144
                                            -----------

            CHEMICAL - MAJOR - 0.36%
     4,800  Borg-Warner Automotive, Inc. .. $   234,000
     4,000  Chemed Corp. ..................     146,000
     8,409 *Hexcel Corp. ..................     151,362
     4,100 *Synetic, Inc. .................     159,388
                                            -----------
                                                690,750
                                            -----------

            CHEMICAL - MISCELLANEOUS - 1.97%
     8,300  A. Schulman Inc. ..............     184,675
     3,600 *Buckeye Cellulose Corp. .......     113,400
     1,950  Cambrex Corp. .................      70,444
     6,900  ChemFirst Inc. ................     178,537
    18,167  Crompton & Knowles Corp. ......     424,654
     6,200  Dexter Corp. ..................     186,775
     5,300  Ferro Corp. ...................     198,087
     5,300  Fisher Scientific
             International Inc. ...........     192,125
     3,700 *Foamex International Inc. .....      55,962
     5,600  Geon Co. ......................     121,800
     3,600  H.B. Fuller Co. ...............     198,900
     3,800 *Landec Corp. ..................      20,900
    10,400  Lawter International, Inc. ....     119,600
     3,400  LeaRonal, Inc. ................      91,800
     2,500  MacDermid, Inc. ...............     113,125
     3,700 *McWhorter Technologies, Inc. ..      81,400
     4,900  Minerals Technologies Inc. ....     193,550
     4,800 *Mycogen Corp. .................     112,800
     1,200  NCH Corp. .....................      78,150
     8,700 *NL Industries, Inc. ...........     110,925
     6,700  Om Group Inc. .................     211,050
     2,600  O'Sullivan Corp. ..............      23,400
       925  Petrolite Corp. ...............      55,616
     3,200  Rollins, Inc. .................      62,400
     2,000  Stepan Co. ....................      39,250
     6,200  Valspar Corp. .................     173,600
     4,450  VWR Scientific Products
             Corp. ........................      68,975
     6,150  W.H. Brady Co. Class A ........     175,275
     2,500  WD-40 Co. .....................     141,875
                                            -----------
                                              3,799,050
                                            -----------

            COAL - 0.14%
     3,200  Ashland Coal, Inc. ............      85,600
     2,534  NACCO Industries, Inc.
             Class A ......................     128,917
     2,600  Zeigler Coal Holding Co. ......      60,450
                                            -----------
                                                274,967
                                            -----------

            CONGLOMERATES - 0.27%
     1,500 *MAXXAM, Inc. .................. $    66,000
    12,900  Ogden Corp. ...................     251,550
     2,600 *PEC Israel Economic Corp. .....      59,150
    10,600 *Walter Industries, Inc. .......     151,050
                                            -----------
                                                527,750
                                            -----------

            CONSUMER FINANCE - 0.42%
     7,900 *AmeriCredit Corp. .............     148,125
     8,200 *Arcadia Financial Limited .....      85,075
       200  Chittenden Corp. ..............       5,950
     6,200  Eaton Vance Corp. .............     152,675
     1,500  Fund American Enterprises,
             Inc. .........................     152,250
     7,800 *Jayhawk Acceptance Corp. ......      12,675
     6,430 *National Auto Credit, Inc. ....      62,693
     5,100  SEI Corp. .....................     114,750
       700  WesBanco, Inc. ................      25,725
     9,000 *World Acceptance Corp. ........      55,125
                                            -----------
                                                815,043
                                            -----------

            CONTAINERS - METAL/GLASS - 0.47%
     3,600 *Alltrista Corp. ...............      86,400
     4,700  AptarGroup, Inc. ..............     208,563
     7,900  Ball Corp. ....................     230,087
     2,800  CLARCOR Inc. ..................      65,800
       600 *CSS Industries, Inc. ..........      18,075
     6,500  Greif Brothers Corp. Class A ..     182,000
     1,125  Liqui-Box Corp. ...............      37,406
       473 *Omega Environmental, Inc. .....         207
     4,900 *U. S. Can Corp. ...............      79,625
                                            -----------
                                                908,163
                                            -----------

            CONTAINERS - PAPER - 0.26%
     5,400  Chesapeake Utilities Corp. ....     180,900
    12,600 *Gaylord Container Corp.
             Class A ......................     103,163
     8,890  Rock-Tenn Co. Class A .........     134,461
     3,600 *Shorewood Packaging Corp. .....      72,900
                                            -----------
                                                491,424
                                            -----------

            COSMETICS/TOILETRIES - 0.10%
     4,050 *INBRAND Corp. .................     106,819
     9,100 *Playtex Products, Inc. ........      87,587
                                            -----------
                                                194,406
                                            -----------

================================================================================
22       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            DRUGS - 2.98%
     3,500  A.L. Pharma Inc. Class A ...... $    58,625
     3,400 *Agouron Pharmaceuticals,
             Inc. .........................     272,425
     3,100  Alkermes, Inc. ................      51,150
     8,700 *Alliance Pharmaceutical
             Corp. ........................      88,087
       267 *Alpha 1 Biomedicals, Inc. .....          28
     2,100 *Alteon, Inc. ..................       8,400
     5,700 *AmeriSource Health Corp.
             Class A ......................     242,962
     6,300 *Amylin Pharmaceuticals, Inc. ..      81,900
     2,500 *Aphton Corp. ..................      36,250
       444 *Aquila Biopharmaceuticals,
             Inc. .........................       2,109
     4,100  Bindley Western Industries,
             Inc. .........................      90,200
     1,200 *Carrington Laboratories,
             Inc. .........................       9,150
     3,700  Carter-Wallace Inc. ...........      61,050
     3,500 *CellPro, Inc. .................      22,750
     7,400 *Cephalon, Inc. ................      92,500
     4,017 *Chad Therapeutics, Inc. .......      32,387
     2,000 *Chronimed, Inc. ...............      19,750
     4,000 *CNS, Inc. .....................      35,000
     7,500 *Cocensys, Inc. ................      30,000
     5,500 *Columbia Laboratories, Inc. ...     107,250
     3,598 *Copley Pharmaceutical, Inc. ...      22,937
     3,000 *COR Therapeutics, Inc. ........      26,813
     5,300 *Cygnus, Inc. ..................      87,450
     8,200 *Cytel Corp. ...................      16,913
     1,900 *DepoTech Corp. ................      26,600
    10,900 *Dura Pharmaceuticals, Inc. ....     433,275
     2,600 *GelTex Pharmaceuticals, Inc. ..      49,400
    10,400 *Genelabs Technologies, Inc. ...      24,700
    10,900 *Gensia, Inc. ..................      50,413
     7,200 *Gilead Sciences, Inc. .........     195,300
     2,700  Herbalife International,
             Inc. .........................      56,025
     4,900 *Human Genome Sciences, Inc. ...     189,875
     9,265  ICN Pharmaceuticals, Inc. .....     200,356
     7,400 *ICOS Corp. ....................      59,662
     4,100 *IDEC Pharmaceuticals Corp. ....      92,250
     7,100 *ImmuLogic Pharmaceutical
             Corp. ........................      28,400
     5,900 *Immune Response Corp. .........      50,150
     5,700 *Immunex Corp. .................     178,837
     2,300 *Incyte Pharmacuticals, Inc. ...     150,650
     3,900 *Inhale Therapeutic Systems.....      78,975
     1,500 *Intercardia, Inc. .............      28,500
     5,700  Jones Medical Industries,
             Inc. .........................     204,487
     4,050  Life Technologies, Inc. .......     109,350
     4,358 *Ligand Pharmaceuticals Inc.
             Class B ......................      51,751

            DRUGS - Continued
     4,400 *Martek Biosciences Corp. ...... $    74,800
     3,100 *Matrix Pharmaceuticals, Inc. ..      21,700
     5,130  Natures Sunshine Products,
             Inc. .........................      86,569
     4,300 *Neoprobe Corp. ................      65,037
     3,700 *Neose Technologies, Inc. ......      48,100
     2,600 *Neurogen Corp. ................      49,725
     7,100 *NeXstar Pharmaceuticals,
             Inc. .........................      77,212
     5,900 *Noven Pharmaceuticals, Inc. ...      46,463
     3,400 *Parexel International Corp. ...     111,775
     3,800 *PathoGensis Corp. .............     104,975
     2,400 *PDT Inc. ......................      67,200
     5,300 *R.P. Scherer Corp. ............     278,250
     6,600 *Regeneron Pharmaceuticals
             Inc. .........................      70,125
     2,700 *Roberts Pharmaceutical Corp. ..      33,413
     4,300 *SangStat Medical Corp. ........     107,500
     7,100 *Sepracor Inc. .................     173,950
     9,300 *SEQUUS Pharmaceuticals, Inc. ..      65,681
     6,500 *Somatogen, Inc. ...............      35,750
     4,500 *Vertex Pharmaceuticals Inc. ...     182,250
     2,150 *Vitalink Pharmacy Services,
             Inc. .........................      41,119
     4,600 *Vivus Inc. ....................     188,025
     9,100 *Xoma Corp. ....................      46,638
                                            -----------
                                              5,731,299
                                            -----------

            ELECTRICAL EQUIPMENT - 2.05%
    10,800  AMETEK, Inc. ..................     252,450
    12,300 *Anixter International, Inc. ...     209,100
     1,200 *Applied Digital Access, Inc. ..       7,500
     2,400 *Applied Innovation Inc. .......      14,400
     7,157 *BancTec, Inc. .................     180,714
     7,000  Belden Inc. ...................     254,625
     1,200 *Brite Voice Systems, Inc. .....      10,050
     3,950 *C-COR Electronics, Inc. .......      38,513
     4,600 *Cable Design Technologies
             Corp. ........................     126,500
     4,300 *California Microwave, Inc. ....      52,675
     7,233 *Chyron Corp. ..................      33,453
     5,000 *Computer Products, Inc. .......     111,250
     4,900 *Digital Microwave Corp. .......     151,900
     3,475 *Electro Rent Corp. ............      79,925
     3,400 *Energy Conversion Devices,
             Inc.                                51,850
     3,600 *Esterline Technologies Corp. ..     108,450
     5,300 *Executive Telecard Ltd. .......      38,425
       700 *Franklin Electronic
             Publishers, Inc. .............       7,088
     1,500 *Galileo Corp. .................      10,500
     6,900 *GenRad, Inc. ..................     128,512

            ELECTRICAL EQUIPMENT - Continued
     2,800 *Holophane Corp. ............... $    59,500
     4,400 *Hutchinson Technology Inc. ....     121,000
     2,800 *Identix, Inc. .................      28,350
     5,400 *Integrated Silicon Solution,
             Inc. .........................      52,650
    10,500 *Intergraph Corp. ..............      74,156
     1,200 *Jabil Circuit, Inc. ...........      70,275
     4,800  Juno Lighting, Inc. ...........      76,800
     9,100 *Kemet Corp. ...................     230,912
     5,500 *Kent Electronics Corp. ........     178,750
     2,000  Kuhlman Corporation ...........      55,250
     3,100 *Littelfuse, Inc. ..............     160,425
     3,500 *Semitool, Inc. ................      43,312
     9,200 *Sierra Semiconductor Corp. ....     221,950
     4,800  Standex International Corp. ...     130,800
       593 *Sulcus Computer Corp. .........       1,038
     5,200 *TCSI Corp. ....................      33,800
     1,200 *Thermo Ecotek Corp. ...........      19,200
     1,100  Thomas Industries Inc. ........      30,938
     4,200 *Uniphase Corp. ................     220,500
     7,000 *Vicor Corp. ...................     138,250
     5,100  X-Rite, Inc. ..................      94,987
     1,800 *Zytec Corp. ...................      31,950
                                            -----------
                                              3,942,673
                                            -----------

            ELECTRONIC INSTRUMENTS - 2.68%
    10,000 *Ampex Corp. ...................      64,375
     3,150  Analogic Corp. ................     102,769
     6,200 *Applied Magnetics Corp. .......     154,225
     2,700 *Berg Electronics Corp. ........      93,825
     6,400  BMC Industries, Inc. ..........     210,400
     8,500 *Cognex Corp. ..................     221,531
     2,000  CTS Corp. .....................     138,000
     5,400  Daniel Industries, Inc. .......      72,225
     3,300 *Dionex Corp. ..................     174,900
     4,600 *Dynatech Corp. ................     172,500
     2,400 *Eltron International, Inc. ....      65,400
     4,000 *Evans & Sutherland Computer
             Corp. ........................     105,000
     4,600 *Exabyte Corp. .................      64,975
     1,600  Fluke Corp. ...................      79,800
     7,800 *Gentex Corp. ..................     156,975
     5,500 *Genus, Inc. ...................      31,625
     6,300  Gerber Scientific, Inc. .......     118,912
     2,200 *HADCO Corp. ...................     132,137
     4,575  Harman International
             Industries, Inc. .............     191,006

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        23
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            ELECTRONIC INSTRUMENTS - Continued
     3,600 *Harmonic Lightwaves, Inc. ..... $    59,400
     5,300 *IMP, Inc. .....................       9,275
    18,400 *Integrated Device Technology,
             Inc. .........................     258,750
    12,000 *InterDigital Communications
             Corp. ........................      79,500
     1,400 *ITI Technologies, Inc. ........      22,400
     5,850 *Lattice Semiconductor Corp. ...     339,300
     8,300 *LoJack Corp. ..................      96,487
    10,200 *LTX Corp. .....................      62,475
     7,700 *MagneTek, Inc. ................     134,750
     4,400 *Marshall Industries ...........     160,050
     9,850  Methode Electronics, Inc.
             Class A ......................     166,219
     5,100  National Computer Systems,
             Inc. .........................     128,775
     5,400 *Nimbus CD International,
             Inc. .........................      60,750
     3,300  Park Electrochemical Corp. ....      82,913
     4,200 *Performance Food Group Co. ....      87,150
     8,237  Pioneer-Standard Electronics,
             Inc. .........................     101,933
     5,100 *Robotic Vision Systems, Inc. ..      59,288
     5,700 *Standard Microsystems Corp. ...      51,300
       400  Technitrol, Inc. ..............      10,000
     6,200  Telxon Corp. ..................     114,894
     6,400 *3DO Co. .......................      28,800
     4,200 *Tracor, Inc. ..................     106,575
     5,800 *Waters Corp. ..................     187,050
     2,900  Watkins-Johnson Co. ...........      91,713
     4,000  Wyle Electronics ..............     148,000
     5,100  ZERO Corp. ....................     117,300
     1,600 *Zygo Corp. ....................      46,400
                                            -----------
                                              5,162,027
                                            -----------

            ENTERTAINMENT - 0.56%
       800 *AMC Entertainment, Inc. .......      18,400
     3,800 *Argosy Gaming Co. .............      11,875
        79 *Autotote Corp. Class A ........          89
    11,000 *Aztar Corp. ...................      77,000
     2,200 *BET Holdings, Inc. Class A ....      70,675
     1,800 *Carmike Cinemas, Inc. .........      62,550
     2,300 *GC Companies, Inc. ............      97,750
     3,000  Harveys Casino Resorts ........      50,625
     6,700 *Hollywood Entertainment Corp. .     134,837
     3,900  NN Ball & Roller, Inc. ........      45,338
     3,000 *Penn National Gaming, Inc. ....      54,000
     3,300 *Playboy Enterprises Inc.
             Class B ......................      38,775
     3,300 *Primadonna Resorts, Inc. ......      72,600
     2,100 *Recoton Corp. .................      26,775
     5,925 *Regal Cinemas, Inc. ...........     194,784

            ENTERTAINMENT - Continued
     1,150 *Shuffle Master, Inc. .......... $     9,631
     3,400 *Sodak Gaming, Inc. ............      49,938
     5,900 *Toy Biz, Inc. Class A .........      52,362
                                            -----------
                                              1,068,004
                                            -----------

            FERTILIZERS - 0.20%
     8,065  Delta & Pine Land Co. .........     244,974
     6,504  Mississippi Chemical Corp. ....     147,966
                                            -----------
                                                392,940
                                            -----------

            FINANCE COMPANIES - 0.62%
     5,300  Aames Financial Corp. .........      68,238
     3,400 *Amresco, Inc. .................      59,925
     1,300 *Cityscape Financial Corp. .....      18,850
     5,400 *Credit Acceptance Corp. .......      76,275
     2,000 *FIRSTPLUS Financial Group,
             Inc. .........................      51,000
     5,734 *Imperial Credit Industries,
             Inc. .........................     108,229
     9,150  Keystone Financial, Inc. ......     272,212
     7,300  Phoenix Duff & Phelps Corp. ...      54,750
       140  Phoenix Duff & Phelps Corp.
             (Preferred) ..................       3,570
     3,100  Reliance Acceptance Group,
             Inc. .........................      17,825
     1,900  Sirrom Capital Corp. ..........      73,863
     2,000  Student Loan Corp. ............      76,500
     5,000  U. S. Trust Corp. .............     235,000
     2,530 *WFS Financial, Inc. ...........      32,890
     1,200  Winthrop Resources Corp. ......      38,250
                                            -----------
                                              1,187,377
                                            -----------

            FOODS - 1.28%
     7,400  Chiquita Brands International .     113,775
     9,200  Dean Foods Co. ................     349,600
     3,200  Dreyer's Grand Ice Cream,
             Inc. .........................     117,600
     2,000  Earthgrains Co. ...............     114,000
    22,275  Flowers Industries, Inc. ......     392,597
     5,550  Hudson Foods, Inc. Class A ....      88,106
     4,100  International Multifoods Corp.      115,825
     9,800  J.M. Smucker Co. Class A ......     189,875
     2,300 *JP Foodservice, Inc. ..........      66,700
     4,200  Lance, Inc. ...................      82,950
     8,400  M & F Worldwide Corp. .........      65,100
     3,200  Michael Foods, Inc. ...........      45,400
     3,700 *Morningstar Group Inc. ........      97,125
     3,400 *NBTY, Inc. ....................      79,900
     2,000  Northland Cranberries, Inc. ...      26,000

            FOODS - Continued
     1,100  Pilgrims Pride Corp. .......... $    13,750
     8,000 *Ralcorp Holdings, Inc. ........      97,000
     4,667  Tootsie Roll Industries,
             Inc. .........................     225,183
     5,300  Universal Foods Corp. .........     190,137
                                            -----------
                                              2,470,623
                                            -----------

            FOOTWEAR - 0.52%
     4,400  Brown Group, Inc. .............      79,200
     6,150 *Just For Feet Inc. ............     120,694
     8,000  Justin Industries, Inc. .......      95,000
     3,400 *Kenneth Cole Productions, Inc.
             Class A ......................      53,975
    13,000  Stride Rite Corp. .............     198,250
     2,100 *Timberland Co. Class A ........     123,112
    12,488  Wolverine World Wide, Inc. ....     323,114
                                            -----------
                                                993,345
                                            -----------

            FREIGHT - 0.68%
     4,100  Air Express International Corp.     149,650
     3,900  Airborne Freight Corp. ........     149,175
     8,200  APL Ltd. ......................     248,050
     2,500 *Eagle USA Airfreight, Inc. ....      50,625
    10,200 *Greyhound Lines, Inc. .........      42,713
     5,400  Interpool, Inc. ...............      75,600
     5,500  J.B. Hunt Transport Services,
             Inc. .........................      83,875
     6,300 *Kirby Corp. ...................     118,912
    10,700 *OMI Corp. .....................     102,988
     9,700  Overseas Shipholding Group
             Inc. .........................     183,087
     2,100 *SEACOR Holdings, Inc. .........     108,675
                                            -----------
                                              1,313,350
                                            -----------

            GOLD MINING - 0.45%
    12,800 *Amax Gold Inc. ................      84,800
    64,700  Battle Mountain Gold Co. ......     396,288
     5,600  Coeur d'Alene Mines Corp. .....      76,300
     6,630 *Getchell Gold Corp. ...........     264,371
    65,500 *Sunshine Mining Co. ...........      53,219
                                            -----------
                                                874,978
                                            -----------

            HARDWARE & TOOLS - 0.08%
       600  Barnes Group, Inc. ............      16,125
     2,500 *Barnett, Inc. .................      55,625
     3,200  Lawson Products, Inc. .........      80,000
                                            -----------
                                                151,750
                                            -----------

================================================================================
24       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            HEALTHCARE - 2.60%
     4,300 *Access Health, Inc. ........... $    94,600
    11,300 *Advanced Tissue Sciences,
             Inc. .........................     145,488
    10,700 *American Oncology Resources,
             Inc. .........................     151,137
     2,400 *Arbor Health Care Co. .........      68,400
     2,536  Block Drug Co., Inc. Class A ..     112,535
     4,100  Collagen Corp. ................      69,700
     8,300 *Coram Healthcare Corp. ........      22,825
     2,800 *Curative Technologies, Inc. ...      77,875
     8,902 *CYTOGEN Corp. .................      50,074
     8,300 *Genesis Health Ventures,
             Inc. .........................     272,862
     4,500 *GranCare, Inc. ................      41,625
    12,462 *Horizon/CMS Healthcare Corp. ..     227,431
     5,800  Integrated Health Services,
             Inc. .........................     208,800
     6,600  Invacare Corp. ................     141,900
     2,300  Kinetic Concepts, Inc. ........      37,950
    17,000 *Laboratory Corp. of America
             Holdings .....................      48,875
     1,383 *Laboratory Corp. of America
             Holdings (Rights) ............      11,062
     3,400 *LCA-Vision, Inc. ..............      14,025
     3,600 *Living Centers of America,
             Inc. .........................     137,250
     7,400 *Mariner Health Group, Inc. ....      88,800
     5,500 *Matria Healthcare, Inc. .......      24,063
     5,500 *Maxicare Health Plans Inc. ....     132,000
     7,300  Mentor Corp. ..................     192,537
     5,100 *Multicare Companies, Inc. .....     126,863
     1,500 *National Surgery Centers,
             Inc. .........................      57,750
    16,500 *NovaCare, Inc. ................     208,312
     3,750 *Patterson Dental Co. ..........     129,375
     4,499 *Pharmaceutical Product
             Development, Inc. ............      86,043
     3,000 *PHP Healthcare Corp. ..........      45,375
     8,300 *Physician Corp. of America ....      59,138
     3,000 *Physicians Health Services,
             Inc. Class A .................      79,125
     4,300 *Regency Health Services,
             Inc. .........................      52,675
     6,600 *Renal Treatment Centers Inc. ..     189,750
     1,800 *ReSound Corp. .................       8,775
     3,300 *Respironics Inc. ..............      66,825
     1,000 *RightCHOICE Managed Care, Inc.
             Class A ......................      11,750
     6,600 *RoTech Medical Corp. ..........     111,375
     2,300 *Rural/Metro Corp. .............      73,600
     5,000 *Sierra Health Services, Inc. ..     155,625
     4,400 *SpaceLabs Medical, Inc. .......      98,450

            HEALTHCARE - Continued
     1,000 *Summit Care Corp. ............. $    12,000
    10,488 *Sun Healthcare Group, Inc. ....     175,674
     5,500 *Sunrise Medical Inc. ..........      70,813
     3,850 *TECNOL Medical Products,
             Inc. .........................      74,113
    11,493 *Transitional Hospitals Corp. ..     182,451
     8,700 *Universal Health Services, Inc.
             Class B ......................     352,350
     5,000 *Veterinary Centers of America,
             Inc. .........................      61,250
     3,500 *VISX, Inc. ....................     103,250
     2,300  Vital Signs, Inc. .............      45,713
                                            -----------
                                              5,010,234
                                            -----------

            HEAVY DUTY TRUCKS/PARTS - 0.25%
       800  Cascade Corp. .................      13,500
     4,000 *Detroit Diesel Corp. ..........      88,000
    16,600 *Navistar International Corp. ..     275,975
     4,450  Wabash National Corp. .........      98,456
                                            -----------
                                                475,931
                                            -----------

            HOME BUILDERS - 0.76%
     1,250  Cavalier Homes, Inc. ..........      14,063
     7,600  Centex Corp. ..................     303,050
     3,300  Continental Homes Holding
             Corp. ........................      54,037
     7,905  D R Horton Inc. ...............      76,086
     6,600  Del Webb Corp. ................     100,650
    10,200  Kaufman & Broad Home Corp. ....     153,000
     5,300 *NVR Inc. ......................      81,819
     3,500 *Palm Harbor Homes, Inc. .......      98,875
     5,900  Pulte Corp. ...................     186,587
     4,200  Ryland Group, Inc. ............      54,600
    10,200  Standard Pacific Corp. ........     104,550
     6,200 *Toll Brothers, Inc. ...........     113,150
     4,370 *U. S. Home Corp. ..............     115,259
                                            -----------
                                              1,455,726
                                            -----------

            HOSPITAL MANAGEMENT - 0.65%
     4,500 *ABR Information Services,
             Inc. .........................     144,562
     1,700 *Coastal Physician Group Inc. ..       1,594
     7,500 *Coventry Corp. ................     109,219
     2,900 *EmCare Holdings Inc. ..........      87,000
     1,900 *Enterprise Systems, Inc. ......      55,219
     3,700 *Equimed, Inc. .................      12,141
     5,000 *Health Management Systems,
             Inc. .........................      28,125
        52 *Hospital Staffing Services,
             Inc. .........................         123
     4,100 *Inphynet Medical Management,
             Inc. .........................      89,175

            HOSPITAL MANAGEMENT - Continued
     7,100 *Magellan Health Services,
             Inc. ......................... $   193,475
     2,000 *MedCath Inc. ..................      30,250
     6,600 *OccuSystems, Inc. .............     173,250
     5,500 *Orthodontic Centers of America
             Inc. .........................      92,125
     3,000 *Pediatrix Medical Group .......     119,250
     4,400 *Physicians Resource Group,
             Inc. .........................      51,700
     3,800 *Prime Medical Services, Inc. ..      42,275
     6,400 *Transcend Services, Inc. ......      25,600
                                            -----------
                                              1,255,083
                                            -----------

            HOSPITAL SUPPLIES - 1.32%
     5,700 *Acuson Corp. ..................     148,200
     3,400 *Advanced Technology
             Laboratories, Inc. ...........     131,750
     2,100  Arrow International, Inc. .....      67,725
     1,400 *ArthroCare Corp. ..............      10,675
     7,000  Ballard Medical Products ......     134,750
    11,200 *Bio-Technology General Corp. ..     162,400
     3,531 *Boston Scientific Corp. .......     188,467
     3,500 *Coherent, Inc. ................     153,125
     2,700 *CONMED Corp. ..................      50,625
     5,200 *Datascope Corp. ...............      98,800
     3,600  Diagnostic Products Corp. .....     107,550
     3,700 *Gulf South Medical Supply,
             Inc. .........................      73,075
     3,250 *Healthdyne Technologies Inc. ..      47,937
     3,600 *ICU Medical, Inc. .............      31,950
     7,800 *Immunomedics, Inc. ............      41,437
     8,100 *Isis Pharmaceuticals, Inc. ....     127,575
       600  Landauer, Inc. ................      13,650
     4,900 *Marquette Medical Systems .....     112,700
     4,400  Meridian Diagnostics, Inc. ....      37,400
     2,100 *MiniMed, Inc. .................      52,500
     3,900 *OrthoLogic Corp. ..............      22,913
     2,000 *Ostex International, Inc. .....       4,000
     9,750  Owens & Minor, Inc. ...........     123,094
       165 *PerSeptive Biosystems Inc. ....       1,052
        93 *PerSeptive Biosystems Inc.
             (Warrants) ...................         105
     3,200 *Physio-Control International
             Corp. ........................      40,800
     2,800 *Protocol Systems, Inc. ........      21,350
     3,400 *Safeskin Corp. ................      85,425
     3,000 *St. Jude Medical, Inc. ........     101,625
     9,500 *Summit Technology, Inc. .......      73,031
     1,800 *TECHNE Corp. ..................      49,725
     3,600 *Theragenics Corp. .............      80,100

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        25
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            HOSPITAL SUPPLIES - Continued
     8,000 *Uromed Corp. .................. $    38,000
     3,800  West Co., Inc. ................     112,100
                                            -----------
                                              2,545,611
                                            -----------

            HOUSEHOLD PRODUCTS - 0.71%
     3,100  Church & Dwight Co., Inc. .....      82,150
     3,900 *Culligan Water Technologies,
             Inc. .........................     173,550
     5,300  Libbey Inc. ...................     176,887
     4,050  Pittway Corp. Class A .........     214,650
    13,900  Premark International Inc. ....     378,775
     9,750  Rykoff-Sexton, Inc. ...........     186,469
     4,700  Stanhome Inc. .................     147,463
     1,100 *USA Detergents, Inc. ..........      14,300
                                            -----------
                                              1,374,244
                                            -----------

            HUMAN RESOURCES - 0.18%
     2,400 *COREStaff, Inc. ...............      57,000
     5,800 *Employee Solutions, Inc. ......      30,813
     4,200 *Interim Services Inc. .........     163,800
     3,300 *Personal Group of America,
             Inc. .........................     100,238
                                            -----------
                                                351,851
                                            -----------

            INFORMATION PROCESSING - 7.56%
     2,100 *ACT Networks, Inc. ............      37,013
     3,200 *Activision, Inc. ..............      41,600
     4,333 *ADAC Laboratories .............     112,658
     5,400 *Affiliated Computer Services,
             Inc. Class A .................     143,100
     3,400 *Amisys Managed Care Systems
             Inc. .........................      74,800
     3,800  Analysts International Corp. ..     137,750
     3,100 *Applix, Inc. ..................      13,950
     2,500 *Arbor Software Corp. ..........      74,375
     4,400 *Aspen Technologies, Inc. ......     168,300
    11,503 *AST Research, Inc. ............      60,391
     4,600 *Astea International, Inc. .....      14,950
     7,900 *Auspex Systems, Inc. ..........      81,962
     4,308 *Avant! Corp. ..................      99,084
     2,000 *Barra, Inc. ...................      59,000
     6,600 *BBN Corp. .....................     190,575
     6,800 *BDM International..............     176,800
     2,400 *Bell & Howell Co. .............      64,200
     5,800 *BISYS Group, Inc. .............     221,125
     5,400 *Black Box Corp. ...............     190,350
     6,025 *Boole & Babbage, Inc. .........     125,019
    10,100 *Borland International, Inc. ...      73,225

            INFORMATION PROCESSING - Continued
     7,100 *Boston Technology, Inc. ....... $   204,125
     1,300 *BRC Holdings, Inc. ............      48,750
     5,400 *Broderbund Software Inc. ......     135,675
     3,300 *Brooktrout Technology, Inc. ...      44,550
     2,295 *Cadence Design Systems, Inc. ..      76,309
     3,300 *Caere Corp. ...................      27,225
     4,200 *Centennial Technologies,
             Inc. .........................      12,075
       340 *Centura Software Corp. ........         510
     4,900 *Cerner Corp. ..................      95,550
     6,700 *Checkfree Corp. ...............     117,250
     2,600 *Ciber, Inc. ...................     107,575
     6,800 *Citrix Systems, Inc. ..........     255,850
     2,200 *Clarify, Inc. .................      26,675
     1,100 *COMFORCE Corp. ................       6,463
     4,750 *Computer Horizons Corp. .......     264,812
       800  Computer Language Research,
             Inc. .........................       8,750
     1,150 *Computer Management Sciences,
             Inc. .........................      23,000
     7,000 *Computer Network Technology
             Corp. ........................      33,688
     1,100  Computer Task Group, Inc. .....      67,237
    14,900 *Computervision Corp. ..........      72,637
     1,600 *ComShare, Inc. ................      22,000
     5,600 *Comverse Technology, Inc. .....     256,200
     3,700 *Control Data Systems, Inc. ....      54,112
    15,900 *CopyTele, Inc. ................      82,481
       800 *CSG Systems International,
             Inc. .........................      19,000
     1,000 *Cybercash, Inc. ...............      13,000
    11,400 *Data General Corp. ............     243,675
       800 *Data Translation, Inc. ........       3,000
     2,700 *Dialogic Corp. ................      78,975
     6,900 *Diamond Multimedia Systems,
             Inc. .........................      55,200
     1,900 *Documentum, Inc. ..............      37,288
     7,100 *Egghead, Inc. .................      33,281
     4,200 *Envoy Corp. ...................     126,525
     3,600 *Excalibur Technologies Corp. ..      15,750
     1,300  Fair Issac & Co., Inc. ........      51,350
     4,000 *FileNet Corp. .................      66,500
       202  First Data Corp. ..............       8,080
     6,500 *FTP Software, Inc. ............      36,563
     6,800 *General DataComm Industries,
             Inc. .........................      61,200
     3,900 *Geoworks ......................      24,375
     2,700 *Harbinger Corp. ...............      83,700
       800 *HCIA, Inc. ....................      19,800
     4,350  Henry Jack & Associates .......      97,331
     3,700 *HMT Technology Corp. ..........      49,487

            INFORMATION PROCESSING - Continued
     4,800 *HNC Software, Inc. ............ $   158,400
     5,700 *Hyperion Software Corp. .......     102,600
     2,000 *IDX Systems Corp. .............      64,500
     3,000 *IKOS Systems, Inc. ............      74,250
     3,300 *Imnet Systems, Inc. ...........      82,500
     3,100 *In Focus Systems, Inc. ........      80,600
     1,200 *Individual, Inc. ..............       6,675
    10,000 *Information Resources, Inc. ...     150,000
     2,600 *Inso Corp. ....................      73,125
       700 *Integrated Measurment Systems,
             Inc. .........................      11,725
     3,200 *Integrated Systems, Inc.
             Class A ......................      46,400
     7,200 *INTERSOLV, Inc. ...............      71,100
       700 *JDA Software Group, Inc. ......      19,425
     8,600 *Keane, Inc. ...................     484,825
     1,300 *Kronos, Inc. ..................      33,800
     3,000 *Learning Tree International,
             Inc. .........................     117,000
     4,900 *Legato Systems, Inc. ..........      98,000
     2,500 *Manugistics Group, Inc. .......     162,500
     3,200 *Media 100 Inc. ................      18,400
     5,800 *Mercury Interactive Corp. .....     101,500
     1,300  MetaCreations, Inc. ...........      15,600
    14,200 *Microchip Technology, Inc. ....     504,100
     1,400 *MICROS Systems Inc. ...........      55,650
     1,600 *Microware Systems Corp. .......      12,400
     4,200  MTS Systems Corp. .............     108,675
     3,800 *Mylex Corp. ...................      37,525
     6,650  National Data Corp. ...........     291,769
     3,600 *National Instruments Corp. ....     119,250
     2,300 *NETCOM On-Line Communication
             Services, Inc. ...............      32,631
     9,900 *NetManage, Inc. ...............      34,031
     4,500 *Network Appliance, Inc. .......     182,531
     4,100 *Network Peripherals, Inc. .....      39,463
     9,200 *Oak Technology, Inc. ..........      86,250
     3,100 *ODS Networks Inc. .............      50,181
     4,316 *Paxar Corp. ...................      83,083
     2,600 *Perceptron, Inc. ..............      73,450
     1,900 *Periphonics Corp. .............      35,388
     4,700 *Phoenix Technologies Ltd. .....      65,212
     6,200 *Physician Computer Network,
             Inc. .........................      35,650
     1,100 *Pinnacle Systems, Inc. ........      20,075
       800 *Planar Systems, Inc. ..........       9,500
       333 *Platinum Software Corp. .......       3,018
    11,600 *PLATINUM technology, Inc. .....     168,200

================================================================================
26       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            INFORMATION PROCESSING - Continued
     6,400 *PMT Services, Inc. ............ $   102,400
     3,400 *Policy Management Systems
             Corp. ........................     161,500
     2,900 *Premenos Technology Corp. .....      19,575
     5,800 *Primark Corp. .................     137,750
     1,200 *Prism Solutions, Inc. .........       8,400
     4,400 *Progress Software Corp. .......      77,000
     2,300 *Project Software &
             Development, Inc. ............      44,562
     7,800 *PsiNet, Inc. ..................      58,987
     7,470 *Pure Atria Corp. ..............     119,520
     6,600 *Quarterdeck Corp. .............      17,738
     1,900 *RadiSys Corp. .................      69,825
     2,300 *Red Brick Systems, Inc. .......      20,269
     3,600 *Remedy Corp. ..................     145,350
     1,400 *Renaissance Solutions, Inc. ...      51,800
    12,300 *S3, Inc. ......................     150,675
     2,700 *Sandisk Corp. .................      38,813
     1,900 *Santa Cruz Operation, Inc. ....       8,550
       400 *Sapient Corp. .................      17,900
     2,700 *Scopus Technology, Inc. .......      81,506
     9,700 *Sequent Computer Systems,
             Inc. .........................     163,687
     3,800 *SMART Modular Technologies,
             Inc. .........................     128,250
     4,900 *Smith Micro Software, Inc. ....      15,925
     5,100 *Spectrum HoloByte, Inc. .......      32,513
     2,700 *SPSS, Inc. ....................      87,075
     8,100 *Stac, Inc. ....................      33,413
     1,000 *Storage Computer Corp. ........      13,625
     3,700 *StorMedia, Inc. Class A .......      43,937
     5,800 *Stratus Computer, Inc. ........     265,350
    10,100 *Structural Dynamics Research
             Corp. ........................     247,450
    13,100 *Symantec Corp. ................     249,719
     5,000 *Sync Research, Inc. ...........      20,938
     7,350 *System Software Associates,
             Inc. .........................      67,987
     3,600 *Systems & Computer
             Technology Corp. .............      86,400
     4,000 *Systemsoft Corp. ..............      48,000
     9,400 *Tech Data Corp. ...............     278,475
     5,300 *Technology Solutions Co. ......     192,125
     6,200 *Transaction Systems Architects,
             Inc. Class A .................     260,400
     4,200 *Trident Microsystems, Inc. ....      60,375
     5,100 *Tseng Labs, Inc. ..............      19,763
     1,600 *USDATA Corp., Inc. ............       7,800
     5,000 *Vanstar Corp. .................      50,000
     3,200 *Vantive Corp. .................      86,000

            INFORMATION PROCESSING - Continued
     3,200 *Veritas Software Corp. ........ $   159,200
     4,600 *Viasoft, Inc. .................     243,800
     4,100 *VideoServer, Inc. .............      71,237
     6,300 *Viewlogic Systems, Inc. .......      94,500
     1,600 *Visio Corp. ...................      92,000
     5,800 *Visioneer Communications Inc. .      20,300
     3,100 *Wall Data, Inc. ...............      77,500
     8,500 *Wang Laboratories, Inc. .......     174,250
     3,150 *Wind River Systems Inc. .......     107,100
     3,200 *Wonderware Corp. ..............      43,800
     6,600 *Workgroup Technology Corp. ....      28,875
     5,500 *Xircom, Inc. ..................      79,664
     1,800 *Yahoo!, Inc. ..................      58,050
     5,000 *Zebra Technologies Corp.
             Class A ......................     153,750
                                            -----------
                                             14,544,116
                                            -----------

            INSURANCE - CASUALTY - 1.27%
     3,000 *Acceptance Insurance
             Companies, Inc. ..............      63,000
       900  Baldwin & Lyons, Inc.
             Class B ......................      15,750
     4,000 *Capsure Holdings Corp. ........      50,000
     3,500  Citizens Corp. ................      88,813
     6,600  Commerce Group, Inc. ..........     148,500
     2,600  E.W. Blanch Holdings, Inc. ....      64,350
     3,485  Frontier Insurance Group,
             Inc. .........................     191,239
     4,473  Gainsco, Inc. .................      36,902
     6,400  HCC Insurance Holdings, Inc. ..     167,200
     1,700 *Highlands Insurance Group,
             Inc. .........................      34,000
     3,900  NAC Re Corp. ..................     155,512
       200  Nymagic, Inc. .................       3,875
     3,181  Orion Capital Corp. ...........     212,729
    16,100  Reliance Group Holdings Inc. ..     197,225
     7,600 *RISCORP, Inc. .................      27,550
     5,800 *Risk Capital Holdings, Inc. ...     110,200
       900  RLI Corp. .....................      28,688
     3,800  Selective Insurance Group,
             Inc. .........................     168,150
     3,150  Trenwick Group Inc. ...........     106,313
    10,200  20th Century Industries .......     196,350
     1,405  United Fire & Casualty Co. ....      50,580
     5,700  Vesta Insurance Group, Inc. ...     261,487
     1,600  Zurich Reinsurance Centre
             Holdings, Inc. ...............      62,200
                                            -----------
                                              2,440,613
                                            -----------

            INSURANCE - LIFE - 0.58%
       450  American Heritage Life Investment
             Corp. ........................ $    13,050
     2,000 *Compdent Corp. ................      36,250
       300  Kansas City Life Insurance Co.       21,750
     7,100 *Life USA Holding, Inc. ........      85,644
       500 *National Western Life
             Insurance Co. Class A ........      43,500
     6,500  Presidential Life Corp. .......      93,437
     3,700  Reinsurance Group of
             America Inc. .................     199,800
       435  Seafield Capital Corp. ........      14,029
     2,200  Security-Connecticut Corp. ....     106,975
     7,600 *UICI...........................     204,250
     6,870  United Companies Financial
             Corp. ........................     157,151
     2,800  W.R. Berkley Corp. ............     145,250
                                            -----------
                                              1,121,086
                                            -----------

            INSURANCE - MISCELLANEOUS - 1.42%
     3,600  Acordia, Inc. .................     127,800
     5,175  ALLIED Group, Inc. ............     205,706
     6,800 *Amerin Corp. ..................     159,800
     3,600  Arthur J. Gallagher & Co. .....     114,300
     3,700  Capital Re Corp. ..............     162,338
     6,800  CMAC Investment Corp. .........     283,050
    10,300  Crawford & Co. Class B ........     169,950
     3,600  Executive Risk Inc. ...........     187,650
     3,877  Fidelity National Financial,
             Inc. .........................      49,916
     2,900  Foremost Corp. of America .....     163,850
     5,512  Fremont General Corp. .........     193,609
     1,770  Guaranty National Corp. .......      38,055
     3,300  Harleysville Group ............     120,450
     4,300  Hartford Steam Boiler
             Inspection & Insurance Co. ...     219,300
     2,250  Hilb, Rogal & Hamilton Co. ....      33,188
     4,200  Integon Corp. .................      52,500
     3,900  Liberty Corp. .................     155,025
     9,200 *Mid Atlantic Medical
             Services, Inc. ...............     118,450
     2,200  MMI Companies, Inc. ...........      52,250
       525  Poe & Brown Inc. ..............      15,750
     4,100  Zenith National Insurance
             Corp. ........................     102,500
                                            -----------
                                              2,725,437
                                            -----------

            INSURANCE - MULTILINE - 0.98%
     2,450  Alfa Corp. ....................      30,625
     4,678  American Annuity Group, Inc. ..      87,128

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        27
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            INSURANCE - MULTILINE - Continued
     5,500  American Bankers Insurance
             Group, Inc. .................. $   312,125
     5,700  AmVestors Financial Corp. .....     100,462
     3,300  Argonaut Group, Inc. ..........      97,350
     3,427 *Delphi Financial Group, Inc. ..     130,234
     5,400  Horace Mann Educators Corp. ...     260,550
     5,300  John Alden Financial Corp. ....     112,625
     3,700  Life Re Corp. .................     159,100
       550 *Markel Corp. ..................      68,200
     2,000  Meadowbrook Insurance Group,
             Inc. .........................      49,000
     2,272  Medican Assum Inc. ............      86,336
     5,900  PennCorp Financial Group,
             Inc. .........................     201,337
     1,700  United Wisconsin Services,
             Inc. .........................      60,563
     4,900 *Washington National Corp. .....     137,200
                                            -----------
                                              1,892,835
                                            -----------

            LEISURE TIME - 0.73%
     6,500 *Acclaim Entertainment, Inc. ...      26,813
     3,300 *Action Performance Companies,
             Inc. .........................      79,406
     4,800 *Ameristar Casinos .............      25,800
     2,300 *Anchor Gaming .................      97,750
       400 *Bally's Grand, Inc. ...........      15,700
     4,100 *Boyd Gaming Corp. .............      24,088
     2,682 *Casino America, Inc. ..........       6,286
    10,700 *Casino Magic Corp. ............      15,047
    12,500 *Handleman Co. .................      82,812
     6,400 *Hollywood Park, Inc. ..........      89,600
     5,000  Huffy Corp. ...................      65,000
     3,100  Lewis Galoob Toys, Inc. .......      55,800
     5,200 *Outboard Marine Corp. .........      76,700
     7,500 *Players International, Inc. ...      29,062
     5,600  Polaris Industries, Inc. ......     165,900
     5,600 *Rio Hotel & Casino Inc. .......      81,900
     4,800 *Scotts Co. Class A ............     140,400
     5,600  Showboat Inc. .................     110,600
     2,200 *Station Casinos, Inc. .........      19,525
     4,900 *Trump Hotels & Casino
             Resorts, Inc. ................      47,775
     1,900  Winnebago Industries, Inc. ....      13,063
     6,500 *WMS Industries Inc. ...........     134,875
                                            -----------
                                              1,403,902
                                            -----------

            LODGING - 0.52%
     4,400 *Bristol Hotel Co. .............     161,700
     9,542 *Doubletree Corp. ..............     427,004
     7,400 *Extended Stay America, Inc. ...     102,675

            LODGING - Continued
     3,900 *Host Marriott Services Corp. .. $    39,000
     2,993  Marcus Corp. ..................      73,329
    10,100 *Prime Hospitality Corp. .......     188,112
     1,625 *WHG Resorts & Casinos Inc. ....      17,063
                                            -----------
                                              1,008,883
                                            -----------

            MACHINE TOOLS - 0.54%
    10,400  Cincinnati Milacron Inc. ......     240,500
     7,000  Giddings & Lewis, Inc. ........     132,672
     2,000  Gleason Corp. .................      74,250
     5,000  Greenfield Industries .........     130,000
     5,600  Lincoln Electric Co. ..........     219,100
     2,200 *PRI Automation Inc. ...........      83,875
     3,400  Roper Industries, Inc. ........     167,025
                                            -----------
                                              1,047,422
                                            -----------

            MACHINERY - AGRICULTURE - 0.16%
     1,500  Allied Products Corp. .........      48,750
     2,700  Lindsay Manufacturing Co. .....      97,200
     4,100  Toro Co. ......................     153,750
                                            -----------
                                                299,700
                                            -----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.62%
     1,100 *American Buildings Co. ........      31,075
     1,900  Blount, Inc. Class A ..........      78,375
     3,700  CDI Corp. .....................     149,387
     4,400  Granite Construction, Inc. ....      88,000
     5,345 *Insituform Technologies
             Class A ......................      32,070
     3,900 *J. Ray McDermott, S.A .........     106,275
     5,500 *Jacobs Engineering Group,
             Inc. .........................     147,813
     8,200  Kaman Corp. Class A ...........     112,238
     7,100  Lennar Corp. ..................     186,375
     3,522 *Morrison Knudsen Corp. ........      44,465
         6 *Morrison Knudsen Corp.
             (Warrants)....................          38
     3,000  Stone & Webster, Inc. .........     128,625
     3,900  TJ International Inc. .........      91,163
                                            -----------
                                              1,195,899
                                            -----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 2.38%
     4,900  AAR Corp. .....................     151,900
     3,700 *ABC Rail Products Corp. .......      61,050
     6,100  Aeroquip-Vickers, Inc. ........     264,587

            MACHINERY - INDUSTRIAL/
            SPECIALTY - Continued
     8,800  Albany International Corp.
             Class A ...................... $   200,200
     3,225  Applied Power Inc. Class A ....     141,900
     7,480  Baldor Electric Co. ...........     209,440
     3,300 *Burlington Coat Factory
             Warehouse ....................      58,988
     9,000  BW/IP, Inc. Class A ...........     172,125
     3,000 *DII Group, Inc. ...............      95,250
     6,350  Durco International, Inc. .....     179,387
     4,600  Exide Corp. ...................     100,625
     3,000 *GaSonics International Corp. ..      35,625
       475  General Binding Corp. .........      14,013
     2,000  Graco Inc. ....................      56,000
     2,400  Greenwich Air Services, Inc. ..      69,300
     2,700  Helix Technology Corp. ........     109,350
     2,200  Hughes Supply Inc. ............      84,150
     6,750  IDEX Corp. ....................     191,531
     3,300 *Insilco Corp. .................     124,162
     4,300 *Integrated Process
             Equipment Corp. ..............      79,013
     3,200 *International Imaging
             Materials, Inc. ..............      56,000
     3,700 *Ionics, Inc. ..................     176,675
     7,900  Keystone International, Inc. ..     257,737
     6,300 *Kulicke & Soffa
             Industries Inc. ..............     212,625
     5,050  Lilly Industries, Inc.
             Class A ......................     106,050
     4,250  Manitowoc Co., Inc. ...........     190,187
     4,040 *Oak Industries Inc. ...........      99,990
     1,500 *Ortel Corp. ...................      20,438
       900 *Osmonics, Inc. ................      14,738
     5,100  Pacific Scientific Co. ........      68,213
     3,500 *Park-Ohio Industries Inc. .....      45,500
     7,300  Regal-Beloit Corp. ............     194,362
       800  Robbins & Myers, Inc. .........      27,500
     1,300  Scotsman Industries Inc. ......      34,613
     4,700 *Specialty Equipment Companies,
             Inc. .........................      64,625
     2,200 *SPS Technologies, Inc. ........     161,700
     6,800  Stewart & Stevenson Services,
             Inc. .........................     181,900
     3,500  Tennant Co. ...................     105,000
     1,200 *Thermo Power Corp. ............       7,200
     3,300  Watts Industries, Inc.
             Class A ......................      82,087
     2,300 *Zoltek Companies, Inc. ........      71,875
                                            -----------
                                              4,577,611
                                            -----------

            MEDICAL TECHNOLOGY - 1.55%
     2,100 *ATS Medical, Inc. .............      12,830
     3,600 *Bio-Rad Laboratories, Inc.
             Class A ......................      91,800

================================================================================
28       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            MEDICAL TECHNOLOGY - Continued
     3,100 *Biomatrix, Inc. ............... $    53,475
     5,400 *Capstone Pharmacy Services ....      54,000
     5,600 *Creative BioMolecules, Inc. ...      56,700
     3,200  Dekalb Genetics Corp.
             Class B ......................     227,600
     4,900 *Endosonics Corp. ..............      54,512
     6,300 *Enzo Biochem, Inc. ............      94,500
     4,800 *Epitope, Inc. .................      42,000
     7,500 *Haemonetics Corp. .............     128,437
     3,500 *Hologic, Inc. .................      84,000
     4,400 *i- STAT Corp. .................      78,100
    16,600 *Imatron, Inc. .................      46,687
     5,000 *InControl, Inc. ...............      46,875
     7,700 *KLA-Tencor Corp. ..............     366,231
     8,700 *Liposome Co., Inc. ............     221,850
     2,300 *Lunar Corp. ...................      46,000
     3,000 *Myriad Genetics, Inc. .........      79,500
     8,400 *NABI Inc. .....................      58,800
     4,500 *NeoPath, Inc. .................      88,875
     4,600 *Neurex Corp. ..................      67,275
     6,300 *Neuromedical Systems, Inc. ....      41,737
     3,100 *Northfield Laboratories Inc. ..      30,613
     6,000 *Organogenesis Inc. ............     112,500
     3,800 *Protein Design Labs, Inc. .....     120,175
     5,500 *SciClone Pharmaceuticals,
             Inc. .........................      37,813
    12,924 *Scios Nova Inc. ...............      81,583
     1,950 *Serologicals Corp. ............      37,294
     5,100 *Sofamor Danek Group, Inc. .....     234,600
     3,600 *Spine-Tech, Inc. ..............     124,425
     3,400 *ThermoTrex Corp. ..............      98,175
     2,100 *Thoratec Laboratories Corp. ...      12,075
     4,300  US Bioscience, Inc. ...........      45,150
                                            -----------
                                              2,976,187
                                            -----------

            MERCHANDISE - DRUG - 0.41%
     9,225  Arbor Drugs, Inc. .............     181,040
     4,439 *Avatex Corp. ..................       4,994
     4,400 *Express Scripts, Inc.
             Class A ......................     200,750
     6,800  Longs Drug Stores Corp. .......     161,500
     4,200 *MedImmune, Inc. ...............      65,100
    14,500 *Perrigo Co. ...................     174,000
                                            -----------
                                                787,384
                                            -----------

            MERCHANDISE - SPECIALTY - 2.67%
     4,500 *Alliance Entertainment Corp. ..       3,938
     6,818  Arctic Cat, Inc. ..............      71,589

            MERCHANDISE - SPECIALTY - Continued
    10,700 *Aura Systems, Inc. ............ $    19,728
     5,100 *Avid Technology, Inc. .........     119,850
     7,200 *Best Buy Co., Inc. ............      98,100
     2,550 *BMC West Corp. ................      33,788
     9,600 *Bombay Co., Inc. ..............      43,200
     2,700 *Books-A-Million, Inc. .........      13,838
     3,000 *Bush Boake Allen Inc. .........      87,375
     6,100  Casey's General Stores, Inc. ..     122,000
     7,667  Cash America International,
             Inc. .........................      74,753
    24,700 *Charming Shoppes, Inc. ........     129,675
     2,100 *Cole National Corp. Class A ...      79,537
     3,700 *Compucom Systems, Inc. ........      26,825
     1,000 *Copart, Inc. ..................      15,500
     3,300  Cross (A.T.) Co. Class A ......      36,712
     1,800 *Daisytek International Corp. ..      56,700
     4,500 *Department 56, Inc. ...........      95,062
       600 *DH Technology, Inc. ...........       9,750
     3,400  Duty Free International,
             Inc. .........................      53,125
     4,900 *Eagle Hardware & Garden,
             Inc. .........................     117,906
    15,100  Fingerhut Companies, Inc. .....     266,137
     1,300 *Fossil, Inc. ..................      21,938
     5,500  Franklin Covey.................     132,000
     4,900 *Friedman's Inc. Class A .......      91,569
     6,350 *Garden Ridge Corp. ............      76,994
     4,100 *Gibson Greetings, Inc. ........      89,175
     7,100  Hancock Fabrics, Inc. .........      86,975
     3,105  Hancock Holding Co. ...........     129,634
    13,000 *HEARx, Ltd. ...................      22,750
     1,800 *Inacom Corp. ..................      58,275
    10,000 *Intelligent Electronics,
             Inc. .........................      26,875
     1,848 *Jenny Craig, Inc. .............      11,319
     7,800  Jostens, Inc. .................     192,075
     4,500 *Jumbosports, Inc. .............      19,688
     3,178  K2, Inc. ......................      91,765
     1,800 *L.L. Knickerbocker Co. ........       9,338
       600  LabOne, Inc. ..................      10,500
     6,700 *Mac Frugal's Bargains
             Close-outs Inc. ..............     199,325
     4,700 *Michaels Stores Inc. ..........      92,825
     2,900 *MicroAge Inc. .................      52,562
     1,300 *Movie Gallery, Inc. ...........       8,938
     3,800 *Paragon Trade Brands, Inc. ....      61,275
     3,000 *Petco Animal Supplies, Inc. ...      80,250
    10,800  Petroleum Heat & Power Co.,
             Inc. Class A .................      39,150

            MERCHANDISE - SPECIALTY - Continued
     6,200  Price Enterprises Inc. ........ $   113,925
     3,400 *Rexall Sundown, Inc. ..........      90,950
     4,000  Russ Berrie and Co. Inc. ......      83,000
        72 *Score Board, Inc. .............          81
     3,200 *Seitel, Inc. ..................     118,800
     4,400 *Sitel Corp. ...................      72,600
     8,700  Sotheby's Holdings, Inc.
             Class A ......................     134,850
     8,450 *Sports Authority, Inc. ........     152,100
     5,200  Sturm, Ruger & Co. Inc. .......      98,150
     1,100 *Tractor Supply Co. ............      22,550
     5,100 *United Stationers Inc. ........     110,287
     3,900  Unitog Co. ....................      91,650
     9,900  US Office Products, Co. .......     245,025
     7,700 *Waban Inc. ....................     233,887
     1,300 *West Marine, Inc. .............      34,125
     4,900 *Williams-Sonoma, Inc. .........     180,687
     8,600 *Zale Corp. ....................     173,075
                                            -----------
                                              5,136,025
                                            -----------

            MERCHANDISING - DEPARTMENT - 0.41%
     1,300 *Alexander's, Inc. .............      85,150
     4,300 *Carson Pirie Scott & Co. ......     138,675
    11,715  Pier 1 Imports, Inc. ..........     262,123
     4,246 *Proffitt's Inc. ...............     169,309
     3,750 *Stein Mart, Inc. ..............     113,437
     1,812  Strawbridge & Clothier ........      29,672
                                            -----------
                                                798,366
                                            -----------

            MERCHANDISING - FOOD - 0.76%
     2,000  Delchamps, Inc. ...............      54,500
        75  Farmer Bros. Co. ..............       9,525
     7,800  Fleming Companies, Inc. .......     148,200
     3,100 *IHOP Corp. ....................      86,800
     1,800  Ingles Markets, Inc. ..........      25,988
     3,375  Nash Finch Co. ................      67,500
     1,334 *Quality Food Centers Inc. .....      50,692
     4,400  Ruddick Corp. .................      66,550
     4,500  Sanderson Farms, Inc. .........      66,375
     7,800  Savannah Foods &
             Industries, Inc. .............     121,875
     4,100 *ShowBiz Pizza Time, Inc. ......      92,250
     3,700  Smart & Final Inc. ............      79,088
     4,300 *Smithfield Foods, Inc. ........     235,962
     3,098 *Smith's Food & Drug
             Centers, Inc. Class B ........     146,380
     4,300 *Whole Foods Market, Inc. ......     134,913

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        29
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            MERCHANDISING - FOOD - Continued
     7,073  WLR Foods, Inc. ............... $    70,730
                                            -----------
                                              1,457,328
                                            -----------

            MERCHANDISING - MASS - 0.37%
     9,300  Family Dollar Stores, Inc. ....     239,475
     6,300  Fred Meyer, Inc. ..............     289,012
    26,400 *Service Merchandise Co.,
             Inc. .........................      85,800
     4,500  ShopKo Stores, Inc. ...........     106,313
                                            -----------
                                                720,600
                                            -----------

            METALS - ALUMINUM - 0.22%
     5,600 *ACX Technologies, Inc. ........     119,000
       400  Commonwealth Industries Inc. ..       7,550
     4,400  IMCO Recycling Inc. ...........      78,100
     6,000 *Kaiser Aluminum Corp. .........      69,000
     2,706  Tredegar Industries, Inc. .....     147,815
                                            -----------
                                                421,465
                                            -----------

            METALS - COPPER - 0.12%
     3,900 *Chase Industries Inc. .........      87,750
     4,900 *Wolverine Tube, Inc. ..........     143,938
                                            -----------
                                                231,688
                                            -----------

            METALS - MISCELLANEOUS - 0.82%
     4,337  A.M. Castle & Co. .............      94,330
     4,050  Applied Industrial
             Technology, Inc. .............     142,256
     4,000  Brush Wellman Inc. ............      85,000
     4,033  Commercial Metals Co. .........     119,478
     3,500 *Dravo Corp. ...................      38,500
     5,900  Freeport McMoRan, Inc. ........     166,675
     1,400  Greenbrier Companies, Inc. ....      15,750
    12,600 *Hecla Mining Co. ..............      72,450
     1,530 *Intermagnetics General Corp. ..      21,420
     5,900  Kennametal, Inc. ..............     234,525
     4,050 *Material Sciences Corp. .......      56,700
     5,400  Precision Castparts Corp. .....     337,500
     2,400 *RMI Titanium Co. ..............      55,800
     2,800 *Stillwater Mining Co. .........      65,100
     2,000 *Tremont Corporation Delaware ..      82,000
                                            -----------
                                              1,587,484
                                            -----------

            METALS - STEEL - 1.15%
     4,700 *Acme Metals, Inc. .............      71,675
     4,000  Amcast Industrial Corp. .......      98,000
    22,400 *Armco Inc. ....................      84,000

            METALS - STEEL - Continued
     9,600  Birmingham Steel Corp. ........ $   153,600
     4,100  Carpenter Technology Corp. ....     177,325
       800  Chaparral Steel Co. ...........      12,000
     1,900 *Citation Corp. ................      28,262
     2,800  Cleveland-Cliffs Inc. .........     118,300
     1,850  Commercial Intertech Corp. ....      24,050
    10,700 *Geneva Steel Co. Class A ......      25,413
       800 *Gibraltar Steel Corp. .........      17,400
     1,500  Huntco Inc. Class A ...........      20,063
     3,400 *Intermedia Communications Inc.      102,425
     6,700  Intermet Corp. ................      93,800
     4,500  J & L Specialty Steel, Inc. ...      57,375
     2,600  Lukens Inc. ...................      51,025
     5,200 *Mueller Industries, Inc. ......     207,350
     3,100 *National Steel Corp. Class B ..      41,850
     5,900  Oregon Steel Mills, Inc. ......     110,625
     3,400  Quanex Corp. ..................      92,650
     1,200  Reliance Steel &
             Aluminum Co. .................      43,500
     3,300 *Shiloh Industries, Inc. .......      54,450
     2,250  Steel Technologies Inc. .......      23,625
     5,900  TriMas Corp. ..................     167,412
     6,000  UNR Industries, Inc. ..........      37,500
     3,400  Valmont Industries, Inc. ......     142,800
     5,700 *WHX Corp. .....................      37,762
     4,800 *Wyman-Gordon Co. ..............     109,200
                                            -----------
                                              2,203,437
                                            -----------

            MISCELLANEOUS - 1.96%
     4,800 *Alternative Resources Corp. ...      88,800
     6,000  AMCOL International Corp. .....     110,250
     5,300 *AMERCO Inc. ...................     145,750
       900 *Associated Group, Inc.
             Class A ......................      36,900
     1,600 *Avondale Industries, Inc. .....      30,400
       800 *Bacou U.S.A., Inc. ............      11,800
     1,271  Barnett Banks, Inc. ...........      66,886
     4,900 *Billing Information Concepts ..     142,100
     5,800 *Borg-Warner Security Corp. ....      89,900
     3,475 *Brightpoint, Inc. .............     107,725
     2,100  Central Parking Corp. .........      65,625
     1,500 *ClinTrials Inc. ...............      14,813
     1,500 *CRA Managed Care, Inc. ........      68,625
     5,000  CTG Resources Inc. ............     108,125
     7,000  DeVry, Inc. ...................     193,375
     3,000 *Encad, Inc. ...................     111,750


            MISCELLANEOUS - Continued
     2,100 *Equity Corp. International .... $    50,400
     4,800 *Figgie International Inc.
             Class A ......................      59,400
     3,758  Gemstar Group Ltd. ............      78,918
     8,580 *HFS, Inc. .....................     462,247
     2,775 *ITT Educational Services,
             Inc. .........................      62,784
     1,800  Mathews International Corp.
             Class A ......................      61,650
     4,056  Mattel, Inc. ..................     121,164
     9,600 *National Education Corp. ......     201,600
     3,300  Norrell Corp. .................     106,425
     2,600 *Pinkerton's, Inc. .............      76,375
     5,700 *Prepaid Legal Services, Inc. ..     115,069
     4,000  Regis Corp. ...................      86,000
     5,600 *Rexel, Inc. ...................     102,200
     2,000 *RTW, Inc. .....................      16,750
     3,000 *Samsonite Corp. ...............     134,625
     5,600 *Sola International, Inc. ......     160,300
     5,400 *Solv-Ex Corp. .................      35,775
     2,600 *Strategic Distribution, Inc. ..      10,075
     5,950 *Sylvan Learning Systems,
             Inc. .........................     213,456
     2,900 *The Profit Recovery Group
             International, Inc. ..........      35,525
     3,400 *Veritas DGC Inc. ..............      70,550
     1,400  Wackenhut Corp. Class A .......      24,675
     2,800 *Wackenhut Corrections Corp. ...      54,950
     2,900 *Youth Services International,
             Inc. .........................      40,238
                                            -----------
                                              3,773,975
                                            -----------

            MOBILE HOMES - 0.22%
    12,752 *Champion Enterprises, Inc. ....     234,318
     2,800  Coachmen Industries, Inc. .....      47,600
       800  McGrath RentCorp. .............      15,000
     4,200  Skyline Corp. .................     103,425
       750  Thor Industries, Inc. .........      17,906
                                            -----------
                                                418,249
                                            -----------

            NATURAL GAS - DIVERSIFIED - 1.05%
     3,750  Atmos Energy Corp. ............      86,719
     3,400  Bay State Gas Co. .............      90,525
     5,300  Eastern Enterprises ...........     182,850
     5,204  K N Energy, Inc. ..............     219,218
     5,800  Laclede Gas Co. ...............     125,425
     4,600  New Jersey Resources Corp. ....     143,175
    14,068 *Seagull Energy Corp. ..........     253,224
     1,996 *Southern Union Co. ............      47,156

================================================================================
30       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            NATURAL GAS - DIVERSIFIED - Continued
     6,400  Southwest Gas Corp. ........... $   109,600
     3,772 *Tejas Gas Corp. ...............     176,812
    11,300  UGI Corp. .....................     254,250
     5,600  United Cities Gas Co. .........     126,700
     2,300  Western Gas Resources, Inc. ...      45,425
     4,400  WICOR, Inc. ...................     161,700
                                            -----------
                                              2,022,779
                                            -----------

            OIL - INTEGRATED DOMESTIC - 0.22%
     3,750  Cross Timbers Oil Co. .........      72,656
     3,800 *Crown Central Petroleum Corp.
             Class A ......................      50,825
     2,500 *Hondo Oil & Gas Co. ...........      22,813
    12,700  Quaker State Corp. ............     192,087
     6,200 *Tesoro Petroleum Corp. ........      81,375
                                            -----------
                                                419,756
                                            -----------

            OIL - SERVICE - PRODUCTS - 0.94%
     9,800 *BJ Services Co. ...............     541,450
     6,750 *EVI Inc. ......................     253,969
     3,600  Getty Petroleum Corp. .........      60,300
     3,600 *Getty Petroleum Marketing
             Inc. .........................      17,100
     7,800 *Global Industrial
             Technologies, Inc. ...........     144,300
     7,400 *Global Industries Inc. ........     162,800
    14,500 *Kelley Oil & Gas Corp. ........      35,344
     7,100 *Lone Star Technologies, Inc. ..     167,737
    18,300 *Parker Drilling Co. ...........     176,137
     6,500 *Pride Petroleum
             Services, Inc. ...............     144,625
     4,163 *Varco International, Inc. .....     114,483
                                            -----------
                                              1,818,245
                                            -----------

            OIL - SERVICES - 0.80%
     6,300  Camco International, Inc. .....     322,875
     2,400  Lomak Petroleum, Inc. .........      42,600
    10,800 *Marine Drilling
             Companies, Inc. ..............     217,350
     7,200  Mascotech, Inc. ...............     161,100
     7,900 *Oceaneering International
             Inc. .........................     134,300
     4,900 *Offshore Logistics, Inc. ......      88,813
     6,150  Pennsylvania Enterprises Inc. .     152,212
     3,600 *Pool Energy Services Co. ......      59,850
     3,000  Production Operators Corp. ....     200,625
     9,300 *Tuboscope Vetco
             International Corp. ..........     151,125
                                            -----------
                                              1,530,850
                                            -----------

            OIL/GAS PRODUCERS - 2.07%
       800 *Atwood Oceanics, Inc. ......... $    53,600
       160 *Aztec Energy Corp. ............           5
     8,050 *Barrett Resources Corp. .......     269,675
     2,100 *Belden & Blake Corp. ..........      56,044
     8,300 *Benton Oil and Gas Co. ........     128,650
     3,400  Berry Petroleum Co. Class A ...      51,000
     7,800 *Box Energy Corp. Class B ......      58,500
     5,900  Cabot Oil & Gas Corp.
             Class A ......................     109,150
     2,400 *Cliffs Drilling Co. ...........     167,700
     5,000  Devon Energy Corp. ............     186,250
     2,600 *Falcon Drilling Co., Inc. .....     119,275
     3,700 *Flores & Rucks, Inc. ..........     181,300
     1,400 *Forcenergy, Inc. ..............      49,000
     4,600 *Forest Oil Corp. ..............      64,400
    16,700 *Harken Energy Corp. ...........      79,325
     6,500  Helmerich & Payne, Inc. .......     364,812
       500  Holly Corp. ...................      12,500
     3,400  KCS Energy, Inc. ..............     141,525
     2,600 *Louis Dreyfus Natural
             Gas Corp. ....................      41,275
    20,700 *MESA Inc. .....................     113,850
     7,700  Mitchell Energy & Development
             Corp. Class A ................     170,362
    11,000 *Newfield Exploration Co. ......     236,500
     2,600 *Nuevo Energy Co. ..............     113,425
     9,200  Parker & Parsley
             Petroleum Co. ................     312,800
     3,100 *Plains Resources, Inc. ........      44,175
     9,400  Snyder Oil Corp. ..............     171,550
     3,600 *Stone Energy Corp. ............     100,800
     3,500 *Swift Energy Co. ..............      93,625
     6,100 *Tom Brown, Inc. ...............     122,763
     7,700 *United Meridian Corp. .........     277,200
     2,500  Vintage Petroleum, Inc. .......      85,000
                                            -----------
                                              3,976,036
                                            -----------

            PAPER/FOREST PRODUCTS - 0.77%
     6,500  Caraustar Industries, Inc. ....     187,687
    10,800  Longview Fibre Co. ............     182,250
     3,440  Mosinee Paper Corp. ...........      93,296
     4,500  P. H. Glatfelter Co. ..........      78,750
     8,400  Pentair Inc. ..................     276,150
     2,900  Ply Gem Industries Inc. .......      48,575
     4,700  Pope & Talbot, Inc. ...........      77,550
     5,700  Schweitzer-Mauduit
             International, Inc. ..........     195,937
     5,100  Standard Register Co. .........     177,863

            PAPER/FOREST PRODUCTS - Continued
     1,700  Universal Forest
             Products, Inc. ............... $    23,588
     7,400  Wausau Paper Mills Co. ........     138,750
                                            -----------
                                              1,480,396
                                            -----------

            PHOTOGRAPHY - 0.15%
     3,800  CPI Corp. .....................      71,250
     1,950 *Photronics Inc. ...............      87,019
     1,800 *Seattle Filmworks, Inc. .......      21,150
     5,800 *Ultratech Stepper, Inc. .......     118,175
                                            -----------
                                                297,594
                                            -----------

            POLLUTION CONTROL - 1.30%
     9,600 *Air & Water Technologies Corp.
             Class A ......................      45,600
    20,500 *Allied Waste
             Industries, Inc. .............     302,375
     5,700 *Allwaste, Inc. ................      47,737
     7,800  Calgon Carbon Corp. ...........     109,200
     2,050 *Cuno Inc. .....................      33,825
     7,700  Dames & Moore, Inc. ...........      90,475
       546  Heidemij NV....................       5,665
     2,700 *KFX, Inc. .....................      10,463
    15,800  Laidlaw Environmental
             Services Inc. ................      45,425
     1,725  Mine Safety Appliances Co. ....     104,794
     3,900 *Molten Metal Technology,
             Inc. .........................      27,787
     3,850 *Newpark Resources, Inc. .......     202,125
     5,200 *OHM Corp. .....................      41,600
    12,000  Safety-Kleen Corp. ............     187,500
     1,000 *Superior Services, Inc. .......      21,500
     5,000 *Tetra Tech, Inc. ..............     100,000
     4,700 *Tetra Technologies, Inc. ......     114,562
     5,700  Thermo Remediation Inc. .......      39,900
       900 *Thermo TerraTech, Inc. ........       9,844
    14,900 *United States Filter Corp. ....     469,350
    10,600 *United Waste Systems, Inc. ....     406,775
     3,200  Zurn Industries, Inc. .........      84,800
                                            -----------
                                              2,501,302
                                            -----------

            PUBLISHING - NEWS - 0.30%
     3,200  Hollinger International,
             Inc. Class A .................      35,600
     8,075  McClatchy Newspapers, Inc.
             Class A ......................     225,090
     1,900  Media General, Inc. Class A ...      58,069
     6,500 *Network Equipment
             Technologies, Inc. ...........     112,125

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        31
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            PUBLISHING - NEWS - Continued
     2,933  Pulitzer Publishing Co. ....... $   142,617
        18 *Radius, Inc. ..................           6
                                            -----------
                                                573,507
                                            -----------

            PUBLISHING/PRINTING - 1.16%
     1,400  American Business
             Products, Inc. ...............      34,475
     5,900 *ATC Communications, Inc. ......      23,600
     7,950  Banta Corp. ...................     220,612
       800 *Berlitz International, Inc. ...      19,100
     2,600 *Big Flower Press
             Holdings, Inc. ...............      55,575
     3,000  Bowne & Co., Inc. .............      89,625
     2,700 *Devon Group, Inc. .............      83,025
     7,600  Ennis Business Forms, Inc. ....      75,050
     6,700 *Golden Books Family
             Entertainment, Inc. ..........      76,213
     3,800  Houghton Mifflin Co. ..........     225,150
     8,000  John H. Harland Co. ...........     183,000
     4,300  John Wiley & Sons Inc.
             Class A ......................     136,525
     3,100  Merrill Corp. .................     101,137
     3,300  New England Business
             Service, Inc. ................      96,113
     5,700 *Nu-kote Holding, Inc.
             Class A ......................      14,250
     2,700 *Scholastic Corp. ..............      80,325
     4,400 *Scientific Games
             Holdings Corp. ...............     107,800
       700 *Steck-Vaughn
             Publishing Corp. .............       9,100
     5,509  Thomas Nelson, Inc. ...........      57,156
    17,600 *Topps Co. Inc. ................      67,100
     7,500 *Valassis Communications,
             Inc. .........................     208,125
     9,000 *ValueVision International,
             Inc. Class A .................      34,875
       900  Waverly, Inc. .................      19,350
     7,900 *World Color Press, Inc. .......     207,375
                                            -----------
                                              2,224,656
                                            -----------

            RAILROAD - 0.24%
     1,500  Florida East Coast
             Industries, Inc. .............     162,375
     4,100  GATX Corp. ....................     232,675
     3,700 *RailTex, Inc. .................      68,450
                                            -----------
                                                463,500
                                            -----------

            REAL ESTATE - 0.67%
     2,400 *Avatar Holdings Inc. ..........      78,600
     2,500 *Castle & Cooke, Inc. ..........      38,125
    19,800 *Catellus Development Corp. ....     334,125
     6,075  Cousins Properties Inc. .......     162,506
     2,100  Forest City
             Enterprises, Inc. ............      92,663

            REAL ESTATE - Continued
     7,600 *Insignia Financial Group, Inc.
             Class A ...................... $   134,900
     3,200  Mercer International Inc. .....      36,600
     8,800  Merry Land &
             Investment Co., Inc. .........     184,800
     5,000  North American Mortgage Co. ...     100,625
     8,289  Republic Bancorp Inc. .........     108,793
       500  Tejon Ranch Co. ...............       8,500
                                            -----------
                                              1,280,237
                                            -----------

            REAL ESTATE INVESTMENT
            TRUSTS - 7.27%
     3,600  Allied Capital
             Commercial Corp. .............      85,050
     7,800  American Health
             Properties, Inc. .............     195,000
     1,500  Apartment Investment &
             Management Co. ...............      41,813
     2,600  Associated Estates
             Realty Corp. .................      58,500
     8,800  Avalon Properties, Inc. .......     242,000
     4,200  Bay Apartment
             Communities, Inc. ............     148,050
     8,500  Beacon Properties Corp. .......     263,500
    12,500  Berkshire Realty Co., Inc. ....     134,375
     5,373  Bradley Real Estate, Inc. .....     101,415
     9,730  BRE Properties, Inc. ..........     239,601
     2,300  Burnham Pacific
             Properties, Inc. .............      30,475
     4,800  Cali Realty Corp. .............     142,200
     7,228  Camden Property Trust .........     212,322
     9,450  Capstead Mortgage Corp. .......     226,800
     6,500  CarrAmerica Realty Corp. ......     184,437
     8,200  CBL & Associates
             Properties, Inc. .............     194,750
     2,800  CenterPoint Properties Corp. ..      84,000
       500  Charles E. Smith Residential
             Realty, Inc. .................      13,688
     2,400  Chelsea GCA Properties ........      87,300
     7,000  Colonial Properties Trust .....     204,750
     3,000  Columbus Realty Trust .........      66,000
     5,900  Commercial Net Lease
             Realty, Inc. .................      88,500
    17,400  Crescent Real Estate
             Equities, Inc. ...............     474,150
     4,600  Criimi Mae, Inc. ..............      75,325
     6,100  Crown American Realty Trust....      48,800
    12,000  CWM Mortgage Holdings, Inc. ...     250,500
     5,500  Developers Diversified
             Realty Corp. .................     204,875
     7,400  Duke Realty Investments,
             Inc. .........................     282,125
    10,800  Dynex Capital Inc. ............     148,500
     6,000  Equity Inns Inc. ..............      78,750
     1,800  Evans Withycombe
             Residential, Inc. ............      36,900
     3,900  Excel Realty Trust, Inc. ......     100,913

            REAL ESTATE INVESTMENT
            TRUSTS - Continued
     7,200  Federal Realty
             Investment Trust ............. $   188,100
     6,100  FelCor Suite Hotels, Inc. .....     227,225
     6,100  First Industrial Realty
             Trust, Inc. ..................     179,950
     8,100  Franchise Finance Corp.
             of America ...................     195,412
     6,700  Gables Residential Trust.......     167,500
     6,800  General Growth
             Properties, Inc. .............     219,300
     7,300  Glimcher Realty Trust..........     146,000
     6,100  Health Care Property
             Investors, Inc. ..............     205,875
     1,800  Health Care REIT, Inc. ........      43,200
     1,400  Healthcare Realty
             Trust, Inc. ..................      36,400
     6,700  Highwoods Properties, Inc. ....     202,675
     3,392  Horizon Group, Inc. ...........      44,096
     4,700  Hospitality Properties Trust...     149,225
     7,300  IRT Property Co. ..............      84,863
     4,900  Irvine Apartment
             Communities, Inc. ............     137,813
     3,200  JDN Realty Corp. ..............      92,400
     3,300  JP Realty, Inc. ...............      85,388
     5,100  Kimco Realty Corp. ............     160,650
     6,400 *Koger Equity, Inc. ............     106,400
     6,100  Liberty Property Trust.........     146,400
     4,600  LTC Properties, Inc. ..........      81,650
     3,500  Macerich Co. ..................      94,500
     8,700  Manufactured Home
             Communities, Inc. ............     191,400
     6,200  MGI Properties ................     130,200
     2,800  Mid-America Apartment
             Communities, Inc. ............      74,550
     6,300  Mills Corp. ...................     159,862
     5,100  National Golf
             Properties, Inc. .............     165,750
     6,700  National Health
             Investors, Inc. ..............     252,925
    10,900  Nationwide Health
             Properties, Inc. .............     234,350
     3,200  Oasis Residential, Inc. .......      73,600
     4,586  Omega Healthcare
             Investors, Inc. ..............     150,191
     8,800  Patriot American
             Hospitality, Inc. ............     190,300
     4,700  Pennsylvania Real Estate
             Investment Trust .............     103,400
     4,800  Post Properties, Inc. .........     190,800
       500  Price REIT, Inc. ..............      19,063
    18,200  Public Storage, Inc. ..........     484,575
     8,600  Realty Income Corp. ...........     220,375
     2,400  Reckson Associates
             Realty Corp. .................      54,000
     1,600  Redwood Trust, Inc. ...........      91,400
     2,300  Regency Realty Corp. ..........      60,663
     9,000  RFS Hotel Investors, Inc. .....     167,625

================================================================================
32       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            REAL ESTATE INVESTMENT
            TRUSTS - Continued
     6,300  Saul Centers, Inc. ............ $   103,163
     6,400  Shurgard Storage Centers, Inc.
             Class A ......................     179,200
       108 *SLH Corp. .....................       5,886
       500  Sovran Self Storage, Inc. .....      14,500
     6,500  Spieker Properties, Inc. ......     239,687
     2,200  Storage Trust Realty...........      55,000
     5,100  Storage USA, Inc. .............     194,437
     7,100  Summit Properties, Inc. .......     142,887
     5,100  Sun Communities, Inc. .........     166,387
     4,600  Taubman Centers, Inc. .........      59,800
     3,900  Thornburg Mortgage
             Asset Corp. ..................      78,488
     1,600  Town and Country Trust ........      23,800
     5,000  TriNet Corporate Realty
             Trust, Inc. ..................     163,750
    20,241  United Dominion Realty
             Trust, Inc. ..................     298,555
     4,000  Universal Health Realty Income
             Trust ........................      77,000
     1,600  Urban Shopping Centers, Inc. ..      46,400
     6,300  Vornado Realty Trust...........     431,550
     2,800  Walden Residential
             Properties, Inc. .............      66,500
    11,700  Washington Real Estate
             Investment Trust .............     198,900
     5,100  Weeks Corp. ...................     160,650
     6,100  Weingarten Realty Investors ...     261,537
     6,200  Wellsford Residential Property
             Trust ........................     200,725
     4,300  Western Investment Real Estate
             Trust ........................      58,050
                                            -----------
                                             13,982,267
                                            -----------

            RESTAURANTS - 1.16%
     6,562  Apple South, Inc. .............      99,250
     8,650  Applebee's International,
             Inc. .........................     215,169
    11,100  Bob Evans Farms, Inc. .........     156,787
    12,180 *Buffets, Inc. .................     108,098
     7,750  CKE Restaurants, Inc. .........     185,031
     2,200 *Daka International, Inc. ......      27,775
     7,600 *Foodmaker, Inc. ...............     106,400
     3,200 *International Dairy Queen, Inc.
             Class A ......................      74,400
     4,700 *Landry's Seafood
             Restaurants, Inc. ............      86,950
     8,300  Luby's Cafeterias, Inc. .......     160,812
     3,400 *Manhattan Bagel Inc. ..........      23,800
     4,800  Morrison Health Care, Inc. ....      78,000

            RESTAURANTS - Continued
     7,400 *NPC International Inc. ........ $    87,875
     4,425 *Papa John's
             International, Inc. ..........     141,047
       500 *Quality Dining, Inc. ..........       2,906
     3,200 *Rainforest Cafe, Inc. .........      78,400
     4,900 *Ruby Tuesday, Inc. ............     105,350
    18,600 *Ryan's Family Steak
             Houses, Inc. .................     169,725
     2,700  Sbarro, Inc. ..................      78,975
    12,200 *Shoney's, Inc. ................      68,625
     4,750 *Sonic Corp. ...................      83,125
     3,900 *Triarc Companies Inc.
             Class A ......................      89,213
                                            -----------
                                              2,227,713
                                            -----------

            SAVINGS & LOAN - 1.95%
     5,220  ALBANK Financial Corp. ........     200,318
     4,800  American Federal Bank
             of Greenville ................     147,600
     4,500  Astoria Financial Corp. .......     185,625
     3,612  Bankers Corp. .................      91,655
     1,600  Bay View Capital Corp. ........      80,400
     3,000  CitFed Bancorp, Inc. ..........     111,750
     4,900 *Coast Savings Financial Inc. ..     208,862
     2,810  Downey Financial Corp. ........      56,200
     1,910  Financial Trust Corp. .........      92,874
     3,700 *FirstFed Financial Corp. ......     100,825
    11,292 *Glendale Federal Bank FSB .....     287,946
     2,900  JSB Financial, Inc. ...........     127,600
     5,100  Klamath First BanCorp. ........      94,350
     6,000  Long Island Bancorp, Inc. .....     209,250
     2,855  MAF Bancorp, Inc. .............     119,196
     1,800  Magna Bancorp, Inc. ...........      42,750
       800  ML Bancorp, Inc. ..............      13,900
     3,000  Peoples Bank of Bridgeport
             Connecticut ..................      70,875
     5,324  Peoples Heritage Financial
             Group, Inc. ..................     176,358
     3,631  Provident Bankshares Corp. ....     137,070
     2,199  Queens County Bancorp, Inc. ...      90,159
     3,100  RCSB Financial, Inc. ..........     126,906
     3,300  Security Capital Corp. ........     303,600
    14,400  Sovereign Bancorp, Inc. .......     189,000
     3,500  Standard Financial, Inc. ......      81,594
     4,400  TR Financial Corp. ............      89,100
    11,660  Washington Federal, Inc. ......     307,532
                                            -----------
                                              3,743,295
                                            -----------

            SECURITIES RELATED - 1.01%
     5,050  Alex Brown Inc. ............... $   338,350
     3,700  Enhance Financial Services
             Group Inc. ...................     154,475
     7,917  Financial Security Assurance
             Holdings Ltd. ................     286,002
     3,300  Interra Financial, Inc. .......     143,550
       199  Investors Financial Services
             Corp. Class A ................       5,871
     2,600  Jefferies Group, Inc. .........     140,075
     3,250  Legg Mason, Inc. ..............     149,906
     1,206  Liberty Financial
             Companies, Inc. ..............      54,119
     1,400  Mc Donald & Co.
             Investments, Inc. ............      53,725
     3,900  Morgan Keegan, Inc. ...........      70,200
     5,600  Pioneer Group, Inc. ...........     140,700
     5,200  Piper Jaffray Companies,
             Inc. .........................     102,050
     4,231  Quick & Reilly Group Inc. .....      97,313
     5,400  Raymond James Financial Inc. ..     148,500
     1,000 *White River Corp. .............      64,000
                                            -----------
                                              1,948,836
                                            -----------

            SEMICONDUCTORS - 2.07%
     6,100 *Actel Corp. ...................     128,100
     8,100 *Alliance Semiconductor Corp. ..      67,838
     4,800 *Altron, Inc. ..................      79,800
     6,300 *Burr Brown Corp. ..............     197,662
     5,800 *Chips & Technologies, Inc. ....      64,525
     3,800  Cohu, Inc. ....................     130,625
     6,950 *Credence Systems Corp. ........     205,025
     3,300 *Cree Research, Inc. ...........      41,250
     7,300  Dallas Semiconductor Corp. ....     281,962
     6,200 *Electroglas, Inc. .............     155,969
     5,600 *ESS Technology, Inc. ..........      86,800
     4,600 *Etec Systems, Inc. ............     204,700
     5,600 *FSI International, Inc. .......      78,400
     1,900 *Fusion Systems Corp. ..........      58,663
     2,400 *Integrated Packaging Assembly
             Corp. ........................       9,600
     4,400 *Level One
             Communications, Inc. .........     166,100
     4,300 *Mattson Technology, Inc. ......      45,150
     4,400 *MRV Communications Inc. .......     108,900
     4,300 *Novellus Systems, Inc. ........     352,062
     2,200 *OnTrak Systems, Inc. ..........      63,250
     5,200 *Quickturn Design
             System, Inc. .................      53,300
     6,900 *Ramtron International Corp. ...      34,500

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        33
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            SEMICONDUCTORS - Continued
     1,850 *SDL, Inc. ..................... $    37,000
     6,900 *Silicon Valley Group Inc. .....     165,169
     3,200 *Siliconix, Inc. ...............      80,000
     1,900 *Speedfam International, Inc. ..      69,231
     2,900 *Triquint Semiconductor, Inc. ..     114,913
     3,900 *Unitrode Corp. ................     193,538
     8,100 *Vitesse Semiconductor Corp. ...     290,587
    11,000 *VLSIi Technology, Inc. ........     267,437
     6,450 *Zilog, Inc. ...................     143,513
                                            -----------
                                              3,975,569
                                            -----------

            TELECOMMUNICATIONS - 1.93%
     6,000  ABM Industries Inc. ...........     116,250
     3,000 *ACC Corp. .....................      77,250
     7,100 *Allen Telecom Inc. ............     165,075
     7,600 *American Paging, Inc. .........      17,100
     2,500 *Ancor Communications, Inc. ....      14,688
     4,600 *Arch Communications
             Group, Inc. ..................      35,650
     1,000 *Atlantic Tele-Network, Inc. ...      12,500
     3,600 *BroadBand Technologies, Inc. ..      33,525
     4,900 *California Amplifier, Inc. ....      19,600
     3,400 *CellStar Corp. ................     121,975
     3,500 *Cellular Communications
             International, Inc. ..........      93,187
     6,580 *Cellular Technical
             Services Inc. ................      89,652
     4,800 *Centennial Cellular Corp.
             Class A ......................      67,200
     3,800 *Cidco, Inc. ...................      55,100
       700 *CKS Group, Inc. ...............      20,213
     3,500 *Coherent Communications
             Systems Corp. ................      76,125
     4,900 *CommNet Cellular Inc. .........     167,825
     3,800 *Diana Corp. ...................       8,550
     4,200 *Digi International Inc. .......      38,325
    12,700 *DSP Communications, Inc. ......     141,287
     4,900 *HighwayMaster Communications,
             Inc. .........................      67,375
     4,600 *InteliData
             Technologies Corp. ...........      23,575
     1,100 *Inter-Tel, Inc. ...............      17,188
     5,400 *InterVoice, Inc. ..............      59,400
     1,000 *IPC Information
             Systems, Inc. ................      12,500
     3,400 *Itron, Inc. ...................      91,375
     2,250 *MasTec, Inc. ..................      91,406
     3,400 *Metricom, Inc. ................      27,413
     8,815 *Metrocall, Inc. ...............      44,075

            TELECOMMUNICATIONS - Continued
     4,715 *Metrocall, Inc. (Rights)....... $    23,575
     2,794 *Millicom International
             Cellular S.A. ................     126,778
    16,100 *Mobile Telecommunications
             Technologies Corp. ...........     196,219
     9,200 *MobileMedia Corp. Class A .....       4,600
     1,600 *Mosaix Inc. ...................      22,600
     7,866  NTL Inc. ......................     179,935
     5,100 *P-COM, Inc. ...................     164,475
     2,700 *Plantronics, Inc. .............     118,800
     6,640 *PriCellular Corp. Class A .....      60,590
     2,900 *ProNet, Inc. ..................       9,425
     3,500 *Proxim, Inc. ..................      89,687
     1,200 *Quintel Entertainment, Inc. ...      11,850
     4,400 *Sanmina Corp. .................     254,925
     6,000 *Symmetricom, Inc. .............      96,000
     4,500 *Tel-Save Holdings, Inc. .......      69,750
     2,600 *Teltrend, Inc. ................      43,550
     4,100 *Transaction Network
             Services, Inc. ...............      60,475
     3,200 *TresCom International, Inc. ...      23,200
     5,300 *U. S. Long Distance Corp. .....      82,150
     7,600 *Vanguard Cellular Systems, Inc.
             Class A ......................      99,750
     3,200 *VideoLan Technologies, Inc. ...       1,700
     6,400 *WinStar Communications, Inc. ..      90,000
     3,900 *Wireless One, Inc. ............      11,456
     1,700  Wireless Telecom Group ........      18,700
     2,300 *Xpedite Systems, Inc. .........      43,700
                                            -----------
                                              3,709,274
                                            -----------

            TEXTILE - PRODUCTS - 0.67%
    14,200 *Burlington Industries, Inc. ...     156,200
     5,000 *Cone Mills Corp. ..............      43,125
     2,200 *Fabri-Centers of America, Inc.
             Class A ......................      51,700
     4,000 *Fieldcrest Cannon, Inc. .......      75,000
     4,950  G&K Services, Inc. Class A ....     162,113
     4,350  Guilford Mills, Inc. ..........      85,369
     3,000 *Lydall, Inc. ..................      68,625
       600 *Marisa Christina, Inc. ........       5,850
     5,600 *Mohawk Industries, Inc. .......     119,000
     3,600  Springs Industries, Inc. ......     182,250
     9,700  Wellman, Inc. .................     173,387
     4,500 *WestPoint Stevens Inc.
             Class A ......................     170,437
                                            -----------
                                              1,293,056
                                            -----------

            TOBACCO - 0.41%
     1,100 *Culbro Corp. .................. $   140,663
    10,400  DIMON Inc. ....................     240,500
     2,200 *Mafco Consolidated
             Group Inc. ...................      72,875
     8,400 *Mafco Consolidated Group Inc.
             (Rights) .....................       7,350
     9,100  Universal Corp. ...............     331,012
                                            -----------
                                                792,400
                                            -----------

            TRUCKERS - 0.68%
     6,200 *American Freightways Corp. ....      85,250
     4,950  Arnold Industries, Inc. .......      82,913
     2,421  Frozen Food Express
             Industries, Inc. .............      21,486
     3,432 *Heartland Express, Inc. .......      74,646
       500 *Knight Transportation, Inc. ...      11,875
     4,200 *Landstar System Inc. ..........     112,875
     3,200 *M.S. Carriers, Inc. ...........      67,200
     2,300  Roadway Express Inc. ..........      43,700
    12,575  Rollins Truck Leasing Corp. ...     172,906
     4,600 *Swift Transportation
             Co., Inc. ....................     148,350
     7,500  USFreightways Corp. ...........     181,875
     3,150  Werner Enterprises, Inc. ......      61,425
     3,100  Xtra Corp. ....................     132,912
     5,900 *Yellow Corp. ..................     112,838
                                            -----------
                                              1,310,251
                                            -----------

            UTILITIES - COMMUNICATION - 0.27%
     9,500  Aliant Communications, Inc. ...     194,750
     3,100 *C-Tec Corp. ...................      94,550
     1,400  CFW Communications Co. ........      26,075
     3,700 *CoreComm Inc. .................      59,200
     5,378  PXRE Corp. ....................     145,206
                                            -----------
                                                519,781
                                            -----------

            UTILITIES - ELECTRIC - 1.63%
    10,200  Atlantic Energy, Inc. .........     168,300
     3,600  Black Hills Corp. .............     103,500
     5,800  Central Louisiana
             Electric Co., Inc. ...........     146,450
     8,000  Central Maine Power Co. .......      89,000
     5,100  CILCORP, Inc. .................     197,625
     6,500  Commonwealth Energy System
             Companies ....................     141,375
     2,300 *Destec Energy, Inc. ...........      48,875
     5,200  Eastern Utilities Associates ..      91,650
    12,200 *El Paso Electric Co. ..........      86,925
     2,100  Empire District Electric Co. ..      36,488

================================================================================
34       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
     5,900  Indiana Energy, Inc. .......... $    140,863
     3,200  Interstate Power Co. ..........       90,400
     5,025  Madison Gas & Electric Co. ....      100,500
     5,800  Minnesota Power & Light Co. ...      168,200
     9,300  Nevada Power Co. ..............      191,812
     2,875  Otter Tail Power Co. ..........       88,406
     9,700  Public Service Co.
             of New Mexico ................      170,962
     6,800  Rochester Gas &
             Electric Corp. ...............      136,000
     9,450  SIG Corp, Inc. ................      238,612
     2,700  TNP Enterprises, Inc. .........       59,400
    11,020 *Tuscon Electric Power Co. .....      162,545
     3,700  United Illuminating Co. .......      105,913
     8,800  Washington Gas Light Co. ......      216,700
     5,900  WPL Holdings, Inc. ............      162,988
                                            ------------
                                               3,143,489
                                            ------------

            UTILITIES - GAS, DISTRIBUTION - 0.58%
    11,600  AGL Resources, Inc. ...........      221,850
     4,100  Colonial Gas Co. ..............       84,050
     1,800  Connecticut Energy Corp. ......       40,500
     2,600  Energen Corp. .................       85,800
       234  NGC Corp. .....................        4,212
     8,300  Northwest Natural Gas Co. .....      202,312
     1,200  NUI Corp. .....................       26,250
     7,400  Piedmont Natural
             Gas Co., Inc. ................      180,375
     4,800  Public Service Co. of
             North Carolina, Inc. .........       90,600
     1,514  South Jersey
             Industries, Inc. .............       33,876
     7,800  Southwestern Energy Co. .......      103,350
         9  World Fuel Services Corp. .....          181
     2,150  Yankee Energy System, Inc. ....       49,719
                                            ------------
                                               1,123,075
                                            ------------

            UTILITIES - GAS, PIPELINE - 0.10%
       400  North Carolina Natural
             Gas Corp. ....................       12,350
     6,100  ONEOK Inc. ....................      184,525
                                            ------------
                                                 196,875
                                            ------------

            UTILITIES - MISCELLANEOUS - 0.68%
     5,100  Central Hudson Gas &
             Electric Corp. ...............      164,475
    16,559 *Citizens Utilities Co.
             Class B ......................      155,238
     6,800  IES Industries Inc. ...........      198,050
     7,450  MDU Resources Group, Inc. .....      180,663
     2,000  Northwestern Public
             Service Co. ..................       39,250

            UTILITIES - MISCELLANEOUS - Continued
     3,600  Orange and Rockland
             Utilities, Inc. .............. $    114,300
     8,000  Sierra Pacific Resources ......      237,000
     2,900  Trigen Energy Corp. ...........       68,875
     5,400  WPS Resources Corp. ...........      143,100
                                            ------------
                                               1,300,951
                                            ------------

            WATER SERVICES - 0.19%
     3,000  Aquarion Co. ..................       77,250
       400  California Water Service Co. ..       18,250
     1,300  E'Town Corp. ..................       43,063
     3,150  Philadelphia Suburban Corp. ...       59,062
     2,150  Southern California
             Water Co. ....................       49,988
     6,200  United Water Resources ........      111,600
                                            ------------
                                                 359,213
                                            ------------

            TOTAL COMMON STOCKS
            (Cost $152,348,063) ...........  186,025,897
                                            ------------

    PAR
   VALUE
-----------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 3.27%

            CONSUMER FINANCE - 1.74%
$1,790,000  Beneficial Corp.,
             5.48% due 6/2/97 .............    1,789,726
 1,559,000  Sears Roebuck Acceptance Corp.,
             5.59% due 6/6/97 .............    1,557,789
                                            ------------
                                               3,347,515
                                            ------------

            SECURITIES RELATED - 1.53%
 2,948,000  Merrill Lynch & Co., Inc.,
             5.55% due 6/4/97 .............    2,946,637
                                            ------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $6,294,152) .............    6,294,152
                                            ------------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.10%

            U.S. TREASURY BILLS - 0.10%
   200,000  United States Treasury Bills,
             4.99% due 8/21/97
             (Cost $197,756) ..............      197,756
                                            ------------

            TOTAL INVESTMENTS
            (Cost $158,839,971) - 100.03%.. $192,517,805
            Other assets and liabilities,
             net - (0.03%) ................      (59,062)
                                            ------------

            NET ASSETS (equivalent
             to $16.18 per share on
             11,893,324 shares
             outstanding) - 100% .........  $192,458,743
                                            ============
           *Non-income producing

                                             UNREALIZED
CONTRACTS                                   APPRECIATION
---------                                   ------------

            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/97)
   35(2)    Russell 2000 Index Futures
             (June/$380.60) ............... $    312,000
                                            ============

            (1) U.S.Treasury Bills with a market value of approximately $200,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2) Per 500

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
 1,000,000,000 shares authorized,
 11,893,324 shares outstanding ............ $    118,933
Additional paid in capital ................  141,230,121
Undistributed net realized gain
 on securities ............................   17,101,210
Undistributed net investment income .......       18,645
Unrealized appreciation of:
 Investments ...........  $33,677,834
 Futures ...............      312,000         33,989,834
                          -----------       ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................  $192,458,743
                                            ============

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                  SMALL CAP INDEX FUND - FINANCIAL STATEMENTS                35
===============================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997

INVESTMENT INCOME:
Dividends............................................................  $ 2,740,363
Interest.............................................................      385,073
                                                                       -----------
  Total investment income............................................    3,125,436
                                                                       -----------

EXPENSES:
Advisory fees........................................................      622,719
Custodian and accounting services....................................       65,793
Reports to shareholders..............................................       24,512
Audit fees and tax services..........................................        6,366
Directors' fees and expenses.........................................        4,388
Miscellaneous........................................................       13,184
                                                                       -----------
  Total expenses.....................................................      736,962
                                                                       -----------
NET INVESTMENT INCOME................................................    2,388,474
                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments.......................................... $17,599,392
  Futures contracts....................................     (76,255)    17,523,137
                                                        -----------
Net unrealized depreciation during the year:
  Investments..........................................  (6,354,278)
  Futures contracts....................................     (27,775)    (6,382,053)
                                                        -----------    -----------
   Net realized and unrealized gain on securities
     during the year.................................................   11,141,084
                                                                       -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $13,529,558
                                                                       ===========




STATEMENT OF CHANGES IN NET ASSETS For the fiscal year ended May 31:

                                                                      1997               1996
                                                                  -------------      -------------
OPERATIONS:
Net investment income .......................................     $   2,388,474      $   2,051,245
Net realized gain on securities .............................        17,523,137         10,949,662
Net unrealized appreciation (depreciation) of securities
  during the year ...........................................        (6,382,053)        31,694,970
                                                                  -------------      -------------
  Increase in net assets resulting from operations ..........        13,529,558         44,695,877
                                                                  -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .......................................        (2,385,945)        (2,050,531)
Net realized gain on securities .............................       (11,216,991)        (2,945,819)
                                                                  -------------      -------------
  Decrease in net assets resulting from distributions
   to shareholders ..........................................       (13,602,936)        (4,996,350)
                                                                  -------------      -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ............................        20,665,121         26,328,751
Proceeds from capital stock issued for distributions
   reinvested ...............................................        13,602,936          4,996,350
                                                                  -------------      -------------
                                                                     34,268,057         31,325,101
Cost of capital stock repurchased ...........................       (22,521,418)       (16,806,251)
                                                                  -------------      -------------
  Increase in net assets resulting from capital
  stock transactions ........................................        11,746,639         14,518,850
                                                                  -------------      -------------
TOTAL INCREASE IN NET ASSETS ................................        11,673,261         54,218,377
                                                                  -------------      -------------
NET ASSETS:
Beginning of year ...........................................       180,785,482        126,567,105
                                                                  -------------      -------------
End of year (including undistributed net investment
  income of $18,645 and $16,116) ............................     $ 192,458,743      $ 180,785,482
                                                                  =============      =============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ................................         1,339,448          1,827,343
Shares issued for distributions reinvested ..................           890,371            350,648
Shares of capital stock repurchased .........................        (1,465,127)        (1,185,615)
                                                                  -------------      -------------
  Increase in shares outstanding ............................           764,692            992,376
Shares outstanding:
  Beginning of year .........................................        11,128,632         10,136,256
                                                                  -------------      -------------
  End of year ...............................................        11,893,324         11,128,632
                                                                  =============      =============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
36                       INTERNATIONAL EQUITIES FUND -
                            STATEMENT OF NET ASSETS                May 31, 1997
===============================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS - 97.93%

            AEROSPACE/DEFENSE - 0.17%
    15,089  British Aerospace..............$    306,815
                                           ------------

            AIRLINES - 0.82%
     4,100  British Airways plc - ADR......     482,263
    40,000 *Japan Air Lines Co. Ltd........     169,687
    25,000  Lufthansa AG...................     398,017
    60,000  Malay Airline System Bhd.......     138,496
    35,000  Singapore Airlines.............     298,539
                                           ------------
                                              1,487,002
                                           ------------

            APPAREL & PRODUCTS - 0.59%
    20,000  Onward Kashiyama Co., Ltd......     302,276
   163,039  Pacific Dunlop Ltd.............     455,749
   140,000  Yue Yuen Industrial............     307,156
                                           ------------
                                              1,065,181
                                           ------------


            APPLIANCES/FURNISHINGS - 2.15%
    50,000  Brother Industries.............     195,363
    22,000  Matsushita Electric Industrial
             Co. Ltd. .....................     413,740
     4,200  Matsushita Electric Industrial
             Co. Ltd. - ADR ...............     798,000
    10,000  Philips Electronics NV.........     546,684
   133,000  Sanyo Electric Co. Ltd.........     560,781
     3,400  Sanyo Electric Co. Ltd. - ADR..      72,250
    30,000  Sharp Corp.....................     386,432
    10,970  Sony Corp - ADR................     935,193
                                           ------------
                                              3,908,443
                                           ------------

            AUTO - CARS - 4.36%
    20,000  Daimler-Benz AG - ADR..........   1,582,500
   100,000  Fiat S.p.A.....................     327,835
    15,000  Fiat S.p.A. - ADR..............     253,125
    12,500  Honda Motor Co., Ltd. - ADR....     756,250
    35,000  Nissan Motor Co., Ltd..........     232,030
    18,000  Nissan Motor Co., Ltd. - ADR...     240,750
       500  Peugeot Citroen SA.............      49,441
    98,000  Toyota Motor Corp..............   2,810,820
    13,519  Toyota Motor Corp. - ADR.......     777,343
       500  Volkswagen Ag..................     322,977
    20,000  Volvo AB.......................     553,463
                                           ------------
                                              7,906,534
                                           ------------

            AUTO - ORIGINAL EQUIPMENT - 0.08%
    25,000  Calsonic Corp..................$    138,471
                                           ------------

            AUTO - REPLACEMENT PARTS - 1.60%
    36,000  Bridgestone Corp...............     813,053
     1,600  Bridgestone Corp. - ADR........     361,108
     5,550  Denso Corp.....................     554,381
    10,000  Michelin (CGDE) Class B........     546,012
    40,000  Phoenix AG.....................     633,082
                                           ------------
                                              2,907,636
                                           ------------

            BANKS - OTHER - 13.64%
    60,000  AMMB Holdings BHD..............     379,671
    50,000  Asahi Bank Ltd.................     326,750
     3,190  Asahi Bank Ltd. - ADR..........     208,323
    10,000  Banco de Santander SA..........     852,933
   126,000  Bank of Tokyo - Mitsubishi.....   2,185,659
     4,180  Bank of Tokyo Ltd. - ADR.......     580,067
    68,000  Bank of Yokohama Ltd...........     337,518
     2,296  Bank of Yokohama Ltd. - ADR....     113,884
    37,922  Barclays plc...................     737,596
    10,840  Barclays plc - ADR.............     850,940
    40,000  Chiba Bank Ltd.................     207,815
    90,000  Commerce Asset Holding.........     261,472
   250,000  DCB Holdings BHD...............     805,906
    50,000  DCB Holdings BHD (Warrants)....      69,248
     6,300  Den Danske Bank AF 1871 - ADR..     600,398
    32,500  Deutsche Bank AG - ADR.........   1,804,537
    10,000  Development Bank of
             Singapore Ltd.................     125,149
    13,625  Development Bank of
             Singapore Ltd. - ADR .........     682,429
    32,000  Dresdner Bank AG - ADR.........   1,121,974
    60,000  Fuji Bank Ltd..................     772,864
     4,830  Fuji Bank Ltd. - ADR...........     621,728
    25,000  Hang Seng Bank.................     300,058
     6,180  HSBC Holdings plc - ADR........   1,874,290
    13,500  Istituto Mobiliare Italiano
             S.p.A. - ADR .................     362,813
    48,000  Joyo Bank......................     234,951
   164,322  Lloyds TSB Group plc...........   1,652,494
    29,959  National Australia Bank Ltd....     428,540
     9,319  National Australia Bank
             Ltd. - ADR ...................     666,309
    10,412  National Westminster Bank plc..     127,233
     4,600  National Westminster Bank
             plc - ADR.....................     339,825

            BANKS - OTHER - Continued
    20,000  Royal Bank Scot Group..........$    196,957
    98,000  Sakura Bank Ltd................     586,569
     2,000  Schweiz Bankverein.............     480,090
    30,000  Shizuoka Bank..................     288,536
    74,000  Sumitomo Bank..................   1,023,100
    26,000  Tokai Bank.....................     213,894
     2,225  Tokai Bank - ADR...............     365,837
    25,000  Toyo Trust & Banking...........     177,544
     1,300  Union Bank of Switzerland AG...   1,424,454
    13,300  Westpac Banking Corp.
             Ltd. - ADR ...................     359,100
                                           ------------
                                             24,749,455
                                           ------------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 1.38%
    38,800  Bass plc.......................     505,549
    96,100  Guinness plc...................     894,502
    16,000  Kirin Brewery Co., Ltd.........     158,008
    12,000  LVMH (Moet Hennessy
             Louis Vuitton) - ADR .........     583,500
    45,000  Sapporo Breweries..............     358,995
                                           ------------
                                              2,500,554
                                           ------------

            BROADCASTING - 0.45%
    50,000  British Sky Broadcasting
             Group plc ....................     470,309
       750  Canal Plus.....................     127,022
   100,000 *General Cable..................     224,113
                                           ------------
                                                821,444
                                           ------------

            BUILDING MATERIALS - 1.87%
    20,000  Asahi Glass Co. Ltd............     194,075
     1,200  Cie De St Gobain...............     165,622
    30,674  CRH plc........................     302,068
     2,505  Fletcher Challenge Building
             Division .....................      67,635
     2,700  Glaverbel SA...................     361,887
       725  Holderbank Finance Glarus......     635,731
    40,000  Inax Corp......................     278,575
     4,116  Lafarge SA.....................     263,015
    15,000  Tostem Corp....................     400,601
    26,400  Toto Ltd.......................     296,986
       578  Toto Ltd. - ADR................      64,921
    38,000  Uralita, SA....................     368,012
                                           ------------
                                              3,399,128
                                           ------------

===============================================================================
May 31,1997           INTERNATIONAL EQUITIES FUND -                          37
                   STATEMENT OF NET ASSETS CONTINUED
===============================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            CHEMICAL - MAJOR - 1.36%
    25,000  BASF AG........................$    921,538
    10,000  Bayer AG.......................     387,631
    18,000  Bayer AG - ADR.................     699,182
    41,821  Montedison S.p.A. - ADR........     256,154
    20,000  Sekisui Chemical...............     207,815
                                           ------------
                                              2,472,320
                                           ------------

            CHEMICAL - MISCELLANEOUS - 2.03%
    13,603  Air Liquide - ADR..............     417,900
     5,100  Akzo Nobel N V- ADR............     342,975
     8,500  Asahi Chemical Co. Ltd. - ADR..     472,666
    28,014  BOC Group plc..................     470,643
     7,500  Degussa Ag.....................     364,446
     6,000  Imperial Chemical Industries
             plc - ADR ....................     327,000
    23,100  Shin Etsu Chemical Co..........     579,236
    50,000  Toray Industries Inc...........     340,060
     5,500  Toray Industries Inc. - ADR....     373,809
                                           ------------
                                              3,688,735
                                           ------------

            CONGLOMERATES - 2.95%
    29,390  Broken Hill Proprietary Co.
             Ltd. - ADR ...................     848,636
    43,006  BTR plc........................     140,000
    37,426  BTR plc - ADR..................     486,156
    30,000  Hutchison Whampoa..............     249,726
     3,300  Itochu Corp. - ADR.............     167,931
    71,250  Keppel Corp. Ltd...............     325,789
    26,875  Keppel Corp. Ltd. - ADR........     248,156
     8,000  Lagardere Groupe...............     235,237
    70,000  Marubeni Corp..................     297,553
     3,200  Marubeni Corp. - ADR...........     135,931
    42,000  Mitsubishi Corp................     494,118
    50,000  Mitsui & Co....................     442,250
    60,000  Sime Darby Holdings Ltd........     195,805
   194,400  Sime Darby Holdings Ltd. - ADR.     634,405
   105,728  Tomkins plc....................     459,196
                                           ------------
                                              5,360,889
                                           ------------

            CONSUMER FINANCE - 0.07%
    37,000  Nippon Shinpan Co..............     127,729
                                           ------------

            COSMETICS/TOILETRIES - 1.11%
     1,100  Loreal Co......................$    399,075
    15,400  Loreal Co. - ADR...............   1,119,951
    34,490  Shiseido Ltd. - ADR............     503,157
                                           ------------
                                              2,022,183
                                           ------------

            DRUGS - 6.81%
    26,667  Astra AB.......................     430,041
    55,400  Glaxo Wellcome plc - ADR.......   2,229,850
     7,700  Kissei Pharmaceutical Co.......     175,225
     2,100  Novartis Ag....................   2,846,653
     5,000  Ono Pharmaceutical.............     171,318
       250  Roche Holdings AG..............   2,220,418
    27,000  Sankyo Co. Ltd.................     855,560
    78,564  SmithKline Beecham Plc.........   1,350,740
    45,000  Takeda Chemical Industries Ltd.   1,139,974
    10,300  Zeneca Group plc - ADR.........     943,738
                                           ------------
                                             12,363,517
                                           ------------

            ELECTRICAL EQUIPMENT - 1.52%
     1,000  Barco..........................     178,521
    58,000  Delta plc......................     305,513
    15,000  Fanuc..........................     534,564
    30,000  Fujikura.......................     262,774
    84,000  General Electric plc...........     479,568
    10,400  General Electric plc - ADR.....      59,294
    10,000  Murata Manufacturing Co........     395,878
     3,400  Sumitomo Electric Industries
             Ltd. - ADR ...................     533,940
                                           ------------
                                              2,750,052
                                           ------------

            ELECTRONIC INSTRUMENTS - 3.27%
    50,000  Hitachi Ltd....................     532,417
     8,550  Hitachi Ltd. - ADR.............     927,675
     6,000  Kyocera Corp...................     432,289
   144,000  Mitsubishi Electric Corp.......     816,144
       600  Mitsubishi Electric Corp. - ADR      33,983
    25,000  NEC Corp.......................     347,789
     5,100  NEC Corp. - ADR................     353,813
    50,000  Racal Electronics plc..........     188,942
     7,110  Schneider SA...................     341,427
     8,000 *Siemens AG.....................     450,904
    23,000 *Siemens AG - ADR...............   1,299,038
    25,000  Yokogawa Electric..............     207,170
                                           ------------
                                              5,931,591
                                           ------------

            FINANCE COMPANIES - 2.05%
    20,000  Abbey National.................$    288,893
    61,160  ABN Amro Holdings N V..........   1,129,352
     2,025  Compagnie Bancaire SA..........     224,080
       126 *Credit Local de France.........      11,761
     7,992  Fortis Amev NV.................     327,994
    19,664  ING Groep NV...................     868,387
     7,758  Societe Generale...............     861,164
       129  Societe Generale (Warrants)....      12,443
                                           ------------
                                              3,724,074
                                           ------------

            FOODS - 2.92%
    25,000  Ajinomoto Inc..................     251,181
     1,900  Ajinomoto Inc. - ADR...........     190,766
    21,799  Cadbury Schweppes plc..........     195,420
    13,634  Cadbury Schweppes plc - ADR....     494,233
    31,532  Coca Cola Amatil Ltd...........     365,059
    10,000  Daiei, Inc.....................      65,264
    11,500  Daiei, Inc. - ADR..............     143,750
   106,875  Grand Metropolitan.............     993,048
    38,000  Nestle S A - ADR...............   2,363,801
    30,750  Tate & Lyle plc................     226,613
                                           ------------
                                              5,289,135
                                           ------------

            FOOTWEAR - 0.26%
     4,500  Adidas AG......................     472,617
                                           ------------

            FREIGHT - 0.59%
    98,000 *Mitsui Osk Lines Ltd...........     218,806
    40,000  Nippon Yusen Kabushiki Kaish...     164,878
     8,570  Nippon Yusen Kabushiki Kaish -
             ADR...........................     353,008
    31,683  P & O Steam Navigation.........     330,020
                                           ------------
                                              1,066,712
                                           ------------

            HOME BUILDERS - 0.22%
    15,000  Daiwa House Industry Co. Ltd...     176,471
       214 *Sekisui Homes Ltd. - ADR.......      20,935
    20,000  Sekisui House Hokuriku, Ltd....     195,792
                                           ------------
                                                393,198
                                           ------------

            HOSPITAL SUPPLIES - 0.51%
     2,000  Novo-Nordisk A/S...............     214,155
    12,800  Novo-Nordisk A/S - ADR.........     702,400
                                           ------------
                                                916,555
                                           ------------

===============================================================================
38                       INTERNATIONAL EQUITIES FUND -             May 31, 1997
                       STATEMENT OF NET ASSETS CONTINUED
===============================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            HOUSEHOLD PRODUCTS - 0.88%
     7,000  Katokichi Co...................$    129,240
     7,600  Unilever N V- ADR..............   1,472,500
                                           ------------
                                              1,601,740
                                           ------------

            INFORMATION PROCESSING - 0.70%
     5,000  CSK Corp.......................     154,143
     3,700  CSK Corp. - ADR................     113,313
    14,000  Fujitsu Ltd....................     170,717
     7,200  Fujitsu Ltd. - ADR.............     438,684
     2,250  SAP AG.........................     401,264
                                           ------------
                                              1,278,121
                                           ------------

            INSURANCE - CASUALTY - 0.46%
    25,000  Mitsui Marine & Fire...........     167,454
    50,000  Nippon Fire & Marine Insurance.     237,441
    25,000  Sumitomo Marine & Fire.........     188,922
    20,000 *Tokio Marine & Fire
             Insurance Co. ................     235,294
                                           ------------
                                                829,111
                                           ------------

            INSURANCE - LIFE - 0.61%
    65,312  Irish Life plc.................     334,412
    15,240  Prudential plc - ADR...........     765,432
                                           ------------
                                              1,099,844
                                           ------------

            INSURANCE - MULTILINE - 2.11%
     3,000  Allianz AG.....................     634,545
    23,549  Assic Generali.................     403,034
    15,962  AXA............................     955,022
     7,000 *Gan Group......................     156,738
    91,498  Royal Sun Alliance.............     690,014
   154,095  Sedgwick Group plc.............     315,097
       500  Swiss Reinsurance AG...........     670,714
                                           ------------
                                              3,825,164
                                           ------------

            LEISURE TIME - 1.63%
     8,000  Canon, Inc. - ADR..............   1,015,000
    20,000  Fuji Photo.....................     774,581
   150,000  Ladbroke Group plc.............     564,371
    85,000  Rank Group.....................     597,906
                                           ------------
                                              2,951,858
                                           ------------

            LODGING - 0.43%
   297,916  Hong Kong & Shanghai Hotels....$    461,379
    22,916  Hong Kong & Shanghai Hotels
             (Warrants) ...................       4,495
   180,000  Hotel Properties...............     308,327
                                           ------------
                                                774,201
                                           ------------

            MACHINE TOOLS - 0.51%
    35,000  Amada Co., Ltd.................     296,050
    16,000  Makita Corp. - ADR.............     232,000
    40,000  Minebea Co. Ltd................     391,584
                                           ------------
                                                919,634
                                           ------------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 1.39%
       200  BBC Brown Boveri Limited-AG....     274,216
    15,000  Bilfinger & Berger Bau AG......     583,641
     2,000  Jean Lefebvre SA...............     114,986
    52,000  Kajima Corp....................     290,700
     2,340  Kajima Corp. - ADR.............     130,725
    80,000  Kumagai Gumi Co................      88,791
    16,000  Kumagai Gumi Co. (Warrants)....       5,007
    70,000  Shimizu Corp...................     416,574
     5,324  Volker Stevin..................     613,380
                                           ------------
                                              2,518,020
                                           ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 2.42%
    10,000  Atlas Copco AB Series A........     268,346
    20,000  Atlas Copco AB Series B........     527,660
       125  Bobst SA.......................     207,392
     8,000  Ebara Corp.....................     116,101
     2,530  Ebara Corp. - ADR..............     366,918
    75,000  Halma plc......................     217,160
    50,000  Kawasaki Heavy Industries......     216,402
    34,000  Komatsu Ltd....................     256,934
     2,000  Komatsu Ltd. - ADR.............      60,414
    70,000  Kubota Corp....................     321,597
     1,350  Kubota Corp. - ADR.............     128,250
       750  Man AG.........................     214,587
     1,000  Mannesmann AG..................     406,062
       612  Rauma Oy.......................      14,262
     1,000  Rieter Holdings AG.............     324,767
        80  Rieter Holdings AG (Warrants)..      26,320
    78,595  Rolls Royce....................     321,426
    25,367  Siebe plc......................     399,199
                                           ------------
                                              4,393,797
                                           ------------

            MEDICAL TECHNOLOGY - 0.04%
    20,000 *Instrumentation Laboratory
             S. p. A. .....................      75,000
                                           ------------

            MERCHANDISE - SPECIALTY - 1.22%
    41,490  BAA plc........................     359,720
   150,000  Dickson Concepts
             International Ltd. ...........     561,399
    10,000  Esselte AB Series B............     236,092
    35,000  Great Universal Stores plc.....     369,295
    10,000  Hennes and Mauritz.............     326,401
     1,500 *Herlitz AG.....................     158,856
    15,000  Takashimaya Co.................     195,792
                                           ------------
                                              2,207,555
                                           ------------


            MERCHANDISING - DEPARTMENT - 1.17%
       500  Karstadt AG....................     176,409
    15,000  Marks & Spencer plc............     124,714
    25,033  Marks & Spencer plc - ADR......   1,249,505
    16,000  Marui Co., Ltd.................     298,154
    36,000  Mitsukoshi Ltd.................     253,190
       200  Mitsukoshi Ltd. - ADR..........      14,056
                                           ------------
                                              2,116,028
                                           ------------

            MERCHANDISING - FOOD - 1.52%
     2,550  Carrefour SA...................   1,673,622
    10,000  Delhaize-Le Lion, S.A..........     497,308
     5,050  Koninklijke Ahold NV...........     383,248
    15,000  Melco International Development
             Limited ......................       5,033
    10,000  Uny Co. Ltd....................     196,651
                                           ------------
                                              2,755,862
                                           ------------

            MERCHANDISING - MASS - 0.89%
    32,666  Argos plc......................     327,568
     4,356  Familymart Co..................     199,003
     4,050  Ito-Yokado Co. Ltd. - ADR......     925,425
    20,000  Seiyu Ltd......................     162,817
                                           ------------
                                              1,614,813
                                           ------------

===============================================================================
May 31, 1997             INTERNATIONAL EQUITIES FUND -
                       STATEMENT OF NET ASSETS CONTINUED                     39
===============================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            METALS - COPPER - 0.61%
     8,062  Rio Tinto Ltd. - ADR...........$    528,558
     6,432  Rio Tinto plc..................     110,479
     6,700  Rio Tinto plc - ADR............     467,325
                                           ------------
                                              1,106,362
                                           ------------

            METALS - MISCELLANEOUS - 0.69%
       400  Alusuisse Lonza Holdings.......     377,012
   106,151  North Ltd......................     405,879
    71,596 *Western Mining.................     462,983
                                           ------------
                                              1,245,874
                                           ------------

            METALS - STEEL - 1.73%
       500  Bekaert SA.....................     295,409
    36,700  British Steel plc..............      90,955
     2,000  British Steel plc - ADR........      51,750
    50,000  Cockerill Sambre...............     189,855
    60,000  Kawasaki Steel.................     176,213
    15,420  Kawasaki Steel - ADR...........     452,555
   200,000  Nippon Steel Co................     585,659
   155,000  NKK Corp.......................     304,809
   178,000  Sumitomo Metal Industries Ltd..     453,980
     7,400  Sumitomo Metal Industries Ltd. -
             ADR ..........................     188,602
    50,000  Sumitomo Metal Mining..........     348,218
                                           ------------
                                              3,138,005
                                           ------------

            MISCELLANEOUS - 0.32%
     8,000  Secom Co.......................     575,698
                                           ------------

            OIL - INTEGRATED
            INTERNATIONAL - 4.41%
    14,722  British Petroleum Co. plc - ADR   2,132,850
    20,946  Elf Aquitaine SA - ADR.........   1,091,810
    10,000  Repsol S A - ADR...............     421,250
    17,098  Royal Dutch Petroleum Co. - ADR   3,338,385
    11,207  Total..........................   1,024,711
                                           ------------
                                              8,009,006
                                           ------------

            OIL/GAS PRODUCERS - 1.50%
   225,000  Eni S.p.A......................   1,122,046
     2,505  Fletcher Challenge Energy
             Division .....................      80,160
    13,500  Norsk Hydro A/S - ADR..........     685,125
     3,000  OMV AG.........................     380,590

 OIL/GAS PRODUCERS - Continued
   112,500  Santos Ltd.....................$    461,383
                                           ------------
                                              2,729,304
                                           ------------

            PAPER/FOREST PRODUCTS - 0.73%
   149,394  Fletcher Challenge Forest Ltd..     196,788
     3,926 *Fletcher Challenge Ltd. - ADR..      51,038
     5,010  Fletcher Challenge Paper
             Division .....................     115,230
    22,000  New Oji Paper Co., Ltd.........     127,145
       300  New Oji Paper Co., Ltd. - ADR..      17,326
    60,000  Nippon Paper Industries........     319,966
    22,000  UPM - Kymmene Corp.............     505,001
                                           ------------
                                              1,332,494
                                           ------------

            PUBLISHING - NEWS - 0.87%
    69,356  Independent Newspapers plc.....     348,297
    22,500  News Corp Ltd. - ADR...........     399,375
    50,000  Reuters Holdings plc...........     561,099
    20,952  United News & Media plc........     265,285
                                           ------------
                                              1,574,056
                                           ------------

            PUBLISHING/PRINTING - 0.48%
    30,000  Dai Nippon Printing Co. Ltd....     600,258
   100,000 *Seat S.p.A.....................      29,744
     2,020  Wolters Kluwer NV..............     242,820
                                           ------------
                                                872,822
                                           ------------

            RAILROAD - 0.99%
    30,000  Fukuyama Transporting Co.......     202,233
    90,000  Nagoya Railroad Co. Ltd........     341,606
     9,218  Nagoya Railroad Co. Ltd. - ADR.     349,639
   101,970  Odakyu Electric Railway Co.
             Ltd. .........................     564,797
    60,000  Tokyu Corp.....................     343,152
                                           ------------
                                              1,801,427
                                           ------------

            REAL ESTATE - 2.45%
    41,076  Hammerson plc..................     325,223
   240,000  Hang Lung Development Co.......     459,960
    63,000  Mitsubishi Estate Co. Ltd......     860,198
    35,000  Mitsui Fudosan.................     441,821
    25,000  New World Development Co.......     158,740
   132,600  Sun Hung Kai Properties Ltd....   1,630,012
   128,000  Wharf (Holdings) Ltd...........     573,221
                                           ------------
                                              4,449,175
                                           ------------

            SECURITIES RELATED - 1.19%
    25,000  Daiwa Securities Co. Ltd.......$    183,985
    46,000  Mitsubishi Trust & Banking
             Corp. ........................     659,682
    35,000  Nomura Securities Co. Ltd......     414,770
     3,800  Nomura Securities Co. Ltd.
             - ADR ........................     450,012
   160,000  Peregrine Investment Holdings
             Ltd. .........................     284,958
    16,000  Peregrine Investment Holdings
             Ltd. (Warrants) ..............       4,440
     6,000 *Yamaichi Securities Co.
             Ltd. - ADR ...................     169,913
                                           ------------
                                              2,167,760
                                           ------------

            TELECOMMUNICATIONS - 6.23%
    35,000  British Telecommunications
             plc. .........................     253,640
    16,379  British Telecommunications
             plc - ADR ....................   1,201,809
    45,222  Cable & Wireless plc...........     369,144
    15,000  Deutsche Telekom...............     332,631
    48,204  Hong Kong Telecommunications
             Ltd.- ADR ....................   1,090,616
    15,395  Kon Ptt Nederland..............     538,124
     9,000  Nokia AB OY....................     588,138
   100,000  Stet Societa' Finanziaria
             Telefonica S.p.A. ............     504,589
     5,600  Telecom Corp. of New Zealand
             Ltd. - ADR ...................     214,900
   300,000 *Telecom Italia Mobile..........     879,932
   335,000  Telecom Italia S.p.A...........     922,290
    40,200  Telefonaktiebolage & LM
             Ericsson Class B - ADR .......   1,432,125
    14,000  Telefonica de Espana...........     403,846
    11,600  Telefonica de Espana - ADR.....   1,013,550
   110,000  Telekom Malaysia Berhad........     814,264
    16,500  Vodafone Group plc - ADR.......     736,313
                                           ------------
                                             11,295,911
                                           ------------

            TEXTILE - PRODUCTS - 0.33%
    20,000  Courtaulds Textiles plc........      91,935
     4,000  DMC Dollfus Mieg...............      82,430
    30,000  Marzotto & Figli S.p.A.........     247,248
    15,000  Wacoal Corp....................     182,911
                                           ------------
                                                604,524
                                           ------------

===============================================================================
40                       INTERNATIONAL EQUITIES FUND -
                       STATEMENT OF NET ASSETS CONTINUED           May 31, 1997
===============================================================================


 NUMBER                                        MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            TOBACCO - 0.74%
    75,977  B.A.T.  Industries plc.........$    680,475
    30,100  B.A.T.  Industries plc - ADR...     553,088
    32,000  Swedish Match AB...............     104,036
                                           ------------
                                              1,337,599
                                           ------------

            UTILITIES - ELECTRIC - 4.36%
   155,000  China Light & Power............     776,150
    12,000  Empresa Nacional de Electridad
             SA - ADR .....................     931,500
     6,500  Hidroel Cantabrico.............     253,597
    30,000  Iberdrola SA...................     368,359
    16,600  Kansai Electric Power Co. Inc..     312,185
    80,000  National Power.................     723,704
     4,000  Oesterreichisch
             Elektrizitatswirt Schafts
             - AG Class A .................     287,635
    20,000  RWE AG - ADR...................     853,676
    48,488  Scottish Power plc.............     303,794
    10,000  Sydkraft AB....................     258,025
   145,000  Tenaga Nasional Berhad.........     663,629
    25,200  Tokyo Electric Power...........     480,412
    30,000  VEBA AG........................   1,695,629
                                           ------------
                                              7,908,295
                                           ------------

            UTILITIES - GAS, DISTRIBUTION - 0.18%
   127,000  Osaka Gas Co...................     333,723
                                           ------------

            WATER SERVICES - 1.36%
    10,196  Eaux (Cie Generale)............   1,253,621
    10,196  Eaux (Cie Generale) (Warrants).       6,974
    20,395  Hyder plc......................     270,743
    26,385  Thames Water plc...............     296,416
    55,611  United Utilities plc...........     635,892
                                           ------------
                                              2,463,646
                                           ------------

            TOTAL COMMON STOCKS
            (Cost $141,960,324)............ 177,676,399
                                           ------------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.15%

            U.S. TREASURY BILLS - 0.15%
  $275,000  United States Treasury Bills,
             4.99% due 8/21/97
             (Cost $271,912)...............$    271,912
                                           ------------

            TOTAL INVESTMENTS
            (Cost $142,232,236) - 98.08%... 177,948,311
            Other assets and liabilities,
             net - 1.92% ..................   3,488,672
                                           ------------

            NET ASSETS (equivalent
             to $11.44 per share on
             15,857,442 shares
             outstanding) - 100% ..........$181,436,983
                                           ============
          * Non-income producing

                                            UNREALIZED
CONTRACTS                                  APPRECIATION
---------------------------------------------------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 05/31/97)
   30 (2)   Nikkei 225 Futures
             (June/$172.99)................$    302,018
                                           ============

          (1) U.S.Treasury Bills with a market value of approximately $275,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
          (2) Per 500

                                              MARKET
                                              VALUE
---------------------------------------------------------
NET ASSETS REPRESENTED BY:

Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  15,857,442 shares outstanding........... $     158,574
                                           -------------
Additional paid in capital................   140,297,784
Undistributed net realized gain on
  securities .............................     4,489,559
Undistributed net investment income.......       448,887
Unrealized appreciation of:
  Investments................  $35,716,075
  Futures ...................      302,018
  Foreign currency translation      24,086    36,042,179
                               ----------- -------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $ 181,436,983
                                           =============



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
               INTERNATIONAL EQUITIES FUND - FINANCIAL STATEMENTS            41
===============================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997


INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $557,737).............  $ 3,666,126
Interest.............................................................      481,858
                                                                       -----------
  Total investment income............................................    4,147,984
                                                                       -----------

EXPENSES:
Advisory fees........................................................      668,871
Custodian and accounting services....................................       76,611
Reports to shareholders..............................................       25,220
Audit fees and tax services..........................................        5,808
Directors' fees and expenses.........................................        4,916
Miscellaneous........................................................       26,567
                                                                       -----------
  Total expenses.....................................................      807,993
                                                                       -----------
NET INVESTMENT INCOME................................................    3,339,991
                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments.......................................... $ 6,661,147
  Foreign currency transactions........................    (182,088)
  Futures..............................................    (401,648)     6,077,411
                                                        -----------
Net unrealized appreciation during the year:
  Investments..........................................   3,803,766
  Foreign currency translation.........................      22,338
  Futures..............................................     130,782      3,956,886
                                                        -----------    -----------
   Net realized and unrealized gain on securities and
     foreign currencies during the year..............................   10,034,297
                                                                       -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $13,374,288
                                                                       ===========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                                1997           1996
                                                            ------------   ------------
OPERATIONS:
Net investment income..................................     $  3,339,991   $  3,381,202
Net realized gain on securities and foreign currency
   transactions .......................................        6,077,411      7,822,417
Net unrealized appreciation of securities and
  translation of foreign currencies during the year....        3,956,886     10,529,705
                                                            ------------   ------------
   Increase in net assets resulting from operations....       13,374,288     21,733,324
                                                            ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................       (3,206,176)    (3,224,568)
Net realized gain on securities........................       (6,030,686)    (4,471,011)
                                                            ------------   ------------
  Decrease in net assets resulting from distributions
   to shareholders.....................................       (9,236,862)    (7,695,579)
                                                            ------------   ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.......................       74,488,255     67,168,258
Proceeds from capital stock issued for distributions
  reinvested ..........................................        9,236,862      7,695,579
                                                            ------------   ------------
                                                              83,725,117     74,863,837
Cost of capital stock repurchased......................     (112,684,896)   (91,733,125)
                                                            ------------   ------------
  Decrease in net assets resulting from capital stock
    transactions.......................................      (28,959,779)   (16,869,288)
TOTAL DECREASE IN NET ASSETS...........................      (24,822,353)    (2,831,543)

NET ASSETS:
Beginning of year......................................      206,259,336    209,090,879
                                                            ------------   ------------
End of year (including undistributed net investment
  income of $448,887 and $262,279) .................        $181,436,983   $206,259,336
                                                            ------------   ------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold...........................        6,846,567      6,277,440
Shares issued for distributions reinvested.............          848,956        721,434
Shares of capital stock repurchased ...................      (10,334,613)    (8,576,096)
                                                            ------------   ------------
  Decrease in shares outstanding.......................       (2,639,090)    (1,577,222)
Shares outstanding:
  Beginning of year....................................       18,496,532     20,073,754
                                                            ------------   ------------
  End of year..........................................       15,857,442     18,496,532
                                                            ------------   ------------


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
42                   GROWTH FUND - STATEMENT OF NET ASSETS         May 31, 1997
===============================================================================


 NUMBER                                                           MARKET
OF SHARES                                                          VALUE
----------------------------------------------------------------------------
            COMMON STOCKS - 87.37%

            ADVERTISING - 3.07%
   350,000 *ADVO, Inc..............................             $ 4,856,249
   290,000 *Catalina Marketing Corp................              10,693,750
   222,500 *Outdoor Systems Inc....................               7,370,313

                                                                 22,920,312
                                                                -----------

            APPAREL & PRODUCTS - 0.80%
   134,500 *Tommy Hilfiger Corp....................               5,985,250
                                                                -----------

            AUTO - REPLACEMENT PARTS - 0.94%
   300,000 *AutoZone, Inc..........................               7,012,500
                                                                -----------

            BANKS - REGIONAL - 1.54%
   215,000  Norwest Corp...........................              11,502,500
                                                                -----------

            BROADCASTING  - 1.89%
   625,000  Comcast Corp. Class A Special..........              10,859,375
   146,100  Gaylord Entertainment Co. Class A......               3,250,725
                                                                -----------
                                                                 14,110,100
                                                                -----------

            CONSUMER FINANCE - 0.18%
   470,000  Mercury Finance Co.....................               1,233,750
                                                                -----------

            ELECTRONIC INSTRUMENTS - 0.92%
   236,000 *ADT Ltd................................               6,873,500
                                                                -----------

            ENTERTAINMENT - 3.01%
   290,000  Carnival Corp. Class A.................              11,020,000
   140,000  Walt Disney Co.........................              11,462,501
                                                                -----------
                                                                 22,482,501
                                                                -----------

            FINANCE COMPANIES - 3.61%
   325,000  Green Tree Financial Corp..............              11,375,000
   100,000  Household International, Inc...........               9,825,000
   225,000  Money Store, Inc.......................               5,765,625
                                                                -----------
                                                                 26,965,625

            FOODS - 1.06%
   650,000 *Petsmart Inc...........................               7,962,500
                                                                -----------

            FUNERAL SERVICES - 2.00%
   425,000  Service Corp. International............              14,981,250
                                                                -----------

            GOVERNMENT SPONSORED - 2.93%
   400,000  Federal Home Loan Mortgage Corp........             $13,200,000
   200,000  Federal National Mortgage
             Association...........................               8,725,000
                                                                -----------
                                                                 21,925,000
                                                                -----------

            HEALTHCARE - 6.97%
   330,000 *Apria Healthcare Group, Inc............               5,940,000
   225,000  Cardinal Health, Inc...................              13,106,250
    90,000 *PacifiCare Health System, Inc.
             Class B...............................               7,132,500
   168,900 *Patterson Dental Co....................               5,827,050
   190,000 *Phycor, Inc............................               5,438,750
   415,000 *Quorum Health Group Inc................              14,680,625
                                                                -----------
                                                                 52,125,175
                                                                -----------

            HOSPITAL MANAGEMENT - 4.67%
   250,000  Columbia/HCA Healthcare Corp...........               9,156,250
   350,000 *Vencor, Inc............................              14,262,500
   325,000 *Vivra, Inc.............................              11,496,875
                                                                -----------
                                                                 34,915,625
                                                                -----------

            HUMAN RESOURCES - 4.64%
   550,000  Accustaff, Inc.........................              13,200,000
   350,000 *COREStaff, Inc.........................               8,312,500
   282,800 *Employee Solutions, Inc................               1,502,375
   300,000  Interim Services Inc...................              11,700,000
                                                                -----------
                                                                 34,714,875
                                                                -----------

            INFORMATION PROCESSING - 6.59%
   300,000 *BISYS Group, Inc.......................              11,437,500
   485,000  First Data Corp........................              19,400,000
   225,000  Paychex, Inc...........................               8,268,750
   240,000 *SunGard Data Systems, Inc..............              10,200,000
                                                                -----------
                                                                 49,306,250
                                                                -----------

            INSURANCE - LIFE - 0.05%
    13,600 *UICI...................................                 365,500
                                                                -----------

            INSURANCE- MISCELLANEOUS - 6.18%
   250,000  Ace Limited............................              16,000,000
    90,000  MGIC Investment Corp...................               8,010,000
   130,000  PMI Group Inc..........................               7,133,750
   190,000  UNUM Corp..............................              15,033,750
                                                                -----------
                                                                 46,177,500
                                                                -----------

            LEISURE TIME - 0.93%
   200,000 *Sabre Group Holdings, Inc..............             $ 5,575,000
    59,000 *Vail Resorts Inc.......................               1,408,625
                                                                -----------
                                                                  6,983,625
                                                                -----------

            LODGING - 4.83%
   335,000 *Extended Stay America, Inc.............               4,648,125
   275,000 *HFS, Inc...............................              14,815,625
   725,000  La Quinta Inns, Inc....................              16,675,000
                                                                -----------
                                                                 36,138,750
                                                                -----------

            MERCHANDISE - SPECIALTY - 11.77%
   250,000  Circuit City Stores, Inc...............               9,875,000
   300,000 *Cole National Corp. Class A............              11,362,500
   744,600 *Corporate Express, Inc.................              10,238,250
   370,000 *CostCo Companies, Inc..................              12,487,500
   650,000 *General Nutrition Cos., Inc............              15,112,500
   125,000  Home Depot, Inc........................               7,875,000
   475,000  Ikon Office Solutions Inc..............              13,775,000
   135,000  Kohl's Corp............................               7,273,125
                                                                -----------
                                                                 87,998,875
                                                                -----------

            MERCHANDISING - MASS - 2.50%
   811,600 *CUC International Inc..................              18,666,800
                                                                -----------

            MISCELLANEOUS - 0.21%
    44,800 *Sylvan Learning Systems, Inc...........               1,607,200
                                                                -----------

            OIL - SERVICE - PRODUCTS - 1.53%
   110,000 *BJ Services Co.........................               6,077,500
    45,000  Schlumberger Ltd.......................               5,360,625
                                                                -----------
                                                                 11,438,125
                                                                -----------

            OIL - SERVICES - 3.96%
   175,000  Camco International, Inc...............               8,968,750
   200,000 *Smith International, Inc...............              10,475,000
   150,000 *Western Atlas Inc......................              10,181,250
                                                                -----------
                                                                 29,625,000
                                                                -----------

            POLLUTION CONTROL - 2.65%
   370,000 *Republic Industries, Inc...............               8,903,125
   300,000 *USA Waste Services, Inc................              10,875,000
                                                                -----------
                                                                 19,778,125
                                                                -----------


===============================================================================
May 31, 1997   GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED               43
===============================================================================


 NUMBER                                                             MARKET
OF SHARES                                                           VALUE
-----------------------------------------------------------------------------
            PUBLISHING - NEWS - 0.69%
   120,000  Tribune Co.............................             $  5,190,000
                                                                -------------
            RESTAURANTS - 2.81%
   425,000 *Boston Chicken, Inc....................                7,650,000
   125,000 *Lone Star Steakhouse & Saloon..........                2,875,000
   450,000 *Outback Steakhouse Inc.................               10,462,500
                                                                -------------
                                                                  20,987,500
                                                                -------------

            SECURITIES RELATED - 2.86%
   330,000  Franklin Resources, Inc................               21,367,500
                                                                -------------

            TELECOMMUNICATIONS - 1.58%
   425,000 *Airtouch Communications, Inc...........               11,846,875
                                                                -------------

            TOTAL COMMON STOCKS
            (Cost $538,978,043)....................              653,188,088
                                                                -------------

     PAR
    VALUE
------------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 11.69%

            CONSUMER FINANCE - 3.72%
            Sears Roebuck Acceptance Corp:
$10,000,000  5.55% due 06/09/97 ...................                9,987,660
 9,000,000   5.53% due 06/03/97....................                8,997,231
 8,903,000   5.53% due 06/05/97....................                8,897,525
                                                                -------------
                                                                  27,882,416
                                                                -------------

            FINANCE COMPANIES - 5.57%
 9,814,000  Ford Motor Credit Co.,
             5.52 % due 06/10/97...................                9,800,450
15,972,000  General Electric Capital Services Inc.,
             5.50 % due 06/02/97...................               15,969,555
            General Motors Acceptance Corp:
 7,891,000   5.53% due 06/06/97....................                7,884,935
 7,979,000   5.48% due 06/04/97....................                7,975,351
                                                                -------------
                                                                  41,630,291
                                                                -------------

            SECURITIES RELATED - 2.40%
17,941,000  Merrill Lynch & Co. Inc.,
             5.62% due 06/11/97....................               17,912,982
                                                                -------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $ 87,425,689)....................             $ 87,425,689
                                                                -------------

            TOTAL INVESTMENTS
            (Cost $626,403,732) - 99.06%...........              740,613,777
            Other assets less liabilities,
             net - 0.94%...........................                7,040,236
                                                                -------------

            NET ASSETS (equivalent
             to $17.62 per share on
             42,421,874 shares
             outstanding) - 100%...................             $747,654,013
                                                                =============

           *Non-income producing

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  42,421,874 shares outstanding....................             $    424,219
Additional paid in capital.........................              618,177,079
Undistributed net realized gain on securities                     14,539,455
Undistributed net investment income................                  303,215
Unrealized appreciation of securities..............              114,210,045
                                                                -------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING......................................             $747,654,013
                                                                =============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
44                     GROWTH FUND - FINANCIAL STATEMENTS
===============================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997

INVESTMENT INCOME:
Dividends ............................................................   $ 2,226,275
Interest .............................................................     3,365,118
                                                                         -----------
  Total investment income ............................................     5,591,393
                                                                         -----------

EXPENSES:
Advisory fees ........................................................     4,704,380
Custodian and accounting services ....................................       182,315
Reports to shareholders ..............................................        85,619
Audit fees and tax services ..........................................        26,695
Directors' fees and expenses .........................................        13,226
Miscellaneous ........................................................        26,765
                                                                         -----------
  Total expenses .....................................................     5,039,000
                                                                         -----------
NET INVESTMENT INCOME ................................................       552,393
                                                                         -----------

REALIZED AND UNREALIZED GAINON SECURITIES:
Net realized gain on securities ......................................    16,994,556
Net unrealized appreciation of securities during the year ............    39,599,901
                                                                         -----------
  Net realized and unrealized gain on securities during the year .....    56,594,457
                                                                         -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................   $57,146,850
                                                                         ===========





STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                               1997              1996
                                                                         --------------    --------------
OPERATIONS:
Net investment income ................................................   $      552,393    $    2,125,410
Net realized gain on securities ......................................       16,994,556        12,920,523
Net unrealized appreciation of securities during the year ............       39,599,901        65,916,187
                                                                         --------------    --------------
  Increase in net assets resulting from operations ...................       57,146,850        80,962,120
                                                                         --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................................         (503,196)       (1,871,667)
Net realized gain on securities ......................................      (11,891,551)       (3,757,835)
                                                                         --------------    --------------
  Decrease in net assets resulting from distributions
   to shareholders ...................................................      (12,394,747)       (5,629,502)
                                                                         --------------    --------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .....................................      268,628,198       258,993,562
Proceeds from capital stock issued for distributions reinvested ......       12,394,747         5,629,502
                                                                         --------------    --------------
                                                                            281,022,945       264,623,064
Cost of capital stock repurchased ....................................       (3,908,102)      (14,782,740)
                                                                         --------------    --------------
  Increase in net assets resulting from capital stock transactions ...      277,114,843       249,840,324
                                                                         --------------    --------------
TOTAL INCREASE IN NET ASSETS .........................................      321,866,946       325,172,942

NET ASSETS:
Beginning of year ....................................................      425,787,067       100,614,125
                                                                         --------------    --------------
End of year (including undistributed net investment income
  of $303,215 and $254,018) ..........................................   $  747,654,013    $  425,787,067
                                                                         ==============    ==============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .........................................       16,096,764        17,658,112
Shares issued for distributions reinvested ...........................          733,851           382,244
Shares of capital stock repurchased ..................................         (234,388)       (1,014,547)
                                                                         --------------    --------------
  Increase in shares outstanding .....................................       16,596,227        17,025,809
Shares outstanding:
  Beginning of year ..................................................       25,825,647         8,799,838
                                                                         --------------    --------------
  End of year ........................................................       42,421,874        25,825,647
                                                                         ==============    ==============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
May 31, 1997     GROWTH & INCOME FUND - STATEMENT OF NET ASSETS              45
===============================================================================

   NUMBER                                                    MARKET
 OF SHARES                                                   VALUE
 --------------------------------------------------------------------
               COMMON STOCKS - 90.54%

               ADVERTISING - 1.05%
   38,000      Omnicom Group, Inc. ....................    $ 2,204,000
                                                           -----------

               AEROSPACE/DEFENSE - 3.29%
    9,000      Logicon, Inc. ..........................        452,250
   50,200      McDonnell Douglas Corp. ................      3,231,625
   40,000      United Technologies Corp. ..............      3,215,000
                                                           -----------
                                                             6,898,875
                                                           -----------

               APPAREL & PRODUCTS - 0.75%
   45,000*     Fruit of the Loom, Inc. Class A ........      1,569,375
                                                           -----------

               AUTO - ORIGINAL EQUIPMENT - 0.97%
   42,000      Danaher Corp. ..........................      2,037,000
                                                           -----------

               BANKS - NEW YORK CITY - 1.26 %
   23,000      CitiCorp ...............................      2,630,625
                                                           -----------

               BANKS - OTHER - 2.93%
   30,000      BankAmerica Corp. ......................      3,506,250
   30,000      Mellon Bank Corp. ......................      2,625,000
                                                           -----------
                                                             6,131,250
                                                           -----------

               BANKS - REGIONAL - 2.21%
   45,000      Norwest Corp. ..........................      2,407,500
   54,000      Star Banc Corp. ........................      2,227,500
                                                           -----------
                                                             4,635,000
                                                           -----------

               BEVERAGE - SOFT DRINKS - 1.79%
   55,000      Coca-Cola Co. ..........................      3,753,750
                                                           -----------

               CHEMICAL - MAJOR - 0.90%
   17,000      E.I. du Pont de Nemours and Co. ........      1,850,875
      600      Hercules, Inc. .........................         28,125
                                                           -----------
                                                             1,879,000
                                                           -----------

               CHEMICAL - MISCELLANEOUS - 1.21%
   48,000      Pra air, Inc. ..........................      2,526,000
                                                           -----------

               CONTAINERS - PAPER - 0.35%
   16,000*     Sealed Air Corp. .......................        734,000
                                                           -----------

               DRUGS - 2.57%
   50,000*     Dura Pharmaceuticals, Inc. .............     $1,987,500
   33,000      Pfizer, Inc. ...........................      3,394,875
                                                           -----------
                                                             5,382,375
                                                           -----------

               ELECTRONIC INSTRUMENTS - 1.30%
   50,000*     Dynatech Corp. .........................      1,875,000
   27,000      Symbol Technologies, Inc. ..............        847,125
                                                           -----------
                                                             2,722,125
                                                           -----------

               FINANCE COMPANIES - 1.74%
   15,000      Green Tree Financial Corp. .............        525,000
    7,000      Household International, Inc. ..........        687,750
   21,000      Money Store, Inc. ......................        538,125
   40,000      SunAmerica, Inc. .......................      1,890,000
                                                           -----------
                                                             3,640,875
                                                           -----------

               FOODS - 2.57%
   56,000      Campbell Soup Co. ......................      2,576,000
   50,000      Hershey Foods Corp. ....................      2,806,250
                                                           -----------
                                                             5,382,250
                                                           -----------

               FOOTWEAR - 0.54%
   20,000      NIKE, Inc. Class B .....................      1,140,000
                                                           -----------

               GOVERNMENT SPONSORED - 0.87%
   15,000      Student Loan Marketing
               Association ............................      1,824,375
                                                           -----------

               HEALTHCARE - 3.55%
   45,000      Cardinal Health, Inc. ..................      2,621,250
  141,480*     HealthSouth Corp. ......................      3,236,355
   55,000      Omnicare, Inc. .........................      1,574,375
                                                           -----------
                 ......................................      7,431,980
                                                           -----------

               HOSPITAL SUPPLIES - 2.81%
   43,200      Becton, Dickinson and Co. ..............      2,127,600
   50,000      Johnson & Johnson ......................      2,993,750
   23,000      United States Surgical Corp. ...........        776,250
                                                           -----------
                                                             5,897,600
                                                           -----------

               HOUSEHOLD PRODUCTS - 1.32%
   20,000      Procter & Gamble Co. ...................      2,757,500
                                                           -----------

               INFORMATION PROCESSING - 9.15%
   55,000*     Adaptec, Inc............................    $ 2,021,250
   50,000*     Ascend Communications Inc. .............      2,787,500
   70,000*     BMC Software, Inc. .....................      3,788,750
   35,000*     Cisco Systems, Inc. ....................      2,371,250
   50,000      Computer Associates
               International, Inc. ....................      2,737,500
   35,000*     Gateway 2000, Inc. .....................      2,323,125
    5,000      Microsoft Corp. (Preferred) ............        430,625
   60,000      Reynolds and Reynolds Co. ..............
               Class A ................................      1,402,500
   14,183*     Storage Technology Corp. ...............        577,957
   15,000*     3Com Corp. .............................        727,500
                                                            ----------
                                                           $19,167,957
                                                           -----------

               INSURANCE - CASUALTY - 1.70% ...........
   65,000      Frontier Insurance Group, Inc. .........      3,566,875
                                                           -----------

               INSURANCE - LIFE - 2.10% ...............
  110,000      Conseco Inc. ...........................      4,400,000
                                                           -----------

               INSURANCE - MULTILINE - 4.25% ..........
   50,000      Allstate Corp. .........................      3,681,250
    4,000*     CNA Financial Corp. ....................        409,500
   35,000      Reliastar Financial Corp. ..............      2,244,375
   46,666      Travelers Group, Inc. ..................      2,560,795
                                                           -----------
                                                             8,895,920
                                                           -----------

               LODGING - 0.49% ........................
   19,000*     HFS, Inc. ..............................      1,023,625
                                                           -----------

               MACHINERY - INDUSTRIAL/ ................
               SPECIALTY - 1.78% ......................
   36,000      Illinois Tool Works Inc. ...............      1,786,500
   30,000*     SCI Systems, Inc. ......................      1,950,000
                                                           -----------
                                                             3,736,500
                                                           -----------

               MERCHANDISE - SPECIALTY - 3.68% ........
   44,250*     Consolidated Stores Corp. ..............      1,692,563
   70,000      Dollar General Corp. ...................      2,353,750
   75,375*     Staples, Inc. ..........................      1,658,250
   42,000      TJX Companies, Inc. ....................      2,016,000
                                                           -----------
                                                             7,720,563
                                                           -----------

===============================================================================
46     GROWTH & INCOME FUND - STATEMENT OF NET ASSETS CONTINUED    May 31, 1997
===============================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            MERCHANDISING - FOOD - 1.68%
   32,000  *Kroger Co. .................... $    820,000
   60,000  *Safeway, Inc. .................    2,700,000
                                            ------------
                                               3,520,000
                                            ------------

            METALS - MISCELLANEOUS - 1.37%
   45,900   Precision Castparts Corp. .....    2,868,750
                                            ------------

            NATURAL GAS - DIVERSIFIED - 0.89%
   40,000   PanEnergy Corp. ...............    1,870,000
                                            ------------

            OIL - INTEGRATED DOMESTIC - 2.44%
   40,000   Occidental Petroleum Corp. ....      930,000
   45,000  *Oryx Energy Co. ...............    1,040,625
   25,000   Phillips Petroleum Co. ........    1,062,500
   70,000   USX-Marathon Group ............    2,082,500
                                            ------------
                                               5,115,625
                                            ------------

            OIL - INTEGRATED
            INTERNATIONAL - 1.04%
   15,090   British Petroleum Co.
             plc - ADR ....................    2,186,164
                                            ------------

            OIL - SERVICE - PRODUCTS - 1.05%
   40,000  *BJ Services Co. ...............    2,210,000
                                            ------------

            OIL - SERVICES - 6.93%
   60,000   Baker Hughes Inc. .............    2,250,000
   45,000  *ENSCO International, Inc. .....    2,244,375
   80,000  *Rowan Companies, Inc. .........    1,850,000
   50,000  *Smith International, Inc. .....    2,618,750
   50,000   Tidewater, Inc. ...............    2,106,250
   50,000   Transocean Offshore, Inc. .....    3,450,000
                                            ------------
                                              14,519,375
                                            ------------

            OIL/GAS PRODUCERS - 4.42%
   45,000  *Falcon Drilling Co., Inc. .....    2,064,375
   48,000   Helmerich & Payne, Inc. .......    2,694,000
   65,000   Louisiana Land &
             Exploration Co. ..............    3,347,500
   27,285   Noble Affiliates, Inc. ........    1,149,381
                                            ------------
                                               9,255,256
                                            ------------

            PAPER/FOREST PRODUCTS - 0.72%
   40,000   Avery Dennison Corp. ..........    1,505,000
                                            ------------

            POLLUTION CONTROL - 0.46%
   25,000  *United Waste Systems, Inc. ....      959,375
                                            ------------

            SEMICONDUCTORS - 2.09%
   35,000  *Applied Materials, Inc. ....... $  2,283,750
   50,000  *LSI Logic Corp. ...............    2,087,500
                                            ------------
                                               4,371,250
                                            ------------

            TELECOMMUNICATIONS - 4.73%
   40,000  *ADC Communications, Inc. ......    1,370,000
   47,850  *Andrew Corp. ..................    1,303,913
  125,000  *Pairgain Technologies Inc. ....    2,609,375
   48,000  *Tellabs, Inc. .................    2,412,000
   75,000  *WorldCom, Inc. ................    2,221,875
                                            ------------
                                               9,917,163
                                            ------------

            TOBACCO - 1.89%
   90,000   Philip Morris Cos Inc. ........    3,960,000
                                            ------------

            UTILITIES - COMMUNICATION - 0.73%
   25,000   Cincinnati Bell, Inc. .........    1,537,500
                                            ------------

            UTILITIES - ELECTRIC - 1.71%
   50,000  *AES Corp. .....................    3,587,500
                                            ------------

            UTILITIES - GAS, PIPELINE - 1.26%
   60,000   Williams Companies, Inc. ......    2,647,500
                                            ------------

            TOTAL COMMON STOCKS
            (Cost $144,555,813) ...........  189,719,853
                                            ------------

    PAR
   VALUE
-----------
            CONVERTIBLE BONDS - 6.58%

            AEROSPACE/DEFENSE - 0.39%
$ 500,000   Rohr, Inc.,
             7.75% due 05/15/04 ...........      825,000
                                            ------------

            AIRLINES - 0.30%
  500,000   Alaska Air Group, Inc.,
             6.50% due 06/15/05 ...........      622,500
                                            ------------

            DRUGS - 0.77%
  500,000   ALZA Corp.,
             5.00% due 05/01/06 ...........      500,000
1,000,000   ICN Pharmaceuticals, Inc.,
             8.50% due 11/15/99 ...........    1,105,000
                                            ------------
                                               1,605,000
                                            ------------

            ELECTRONIC INSTRUMENTS - 0.12%
$ 300,000   C-Cube Microsystems, Inc.,
             5.88% due 11/01/05 ........... $    280,500
                                            ------------

            HEALTHCARE - 0.47%
1,000,000   Phycor, Inc.,
             4.50% due 02/15/03 ...........      985,000
                                            ------------

            INFORMATION PROCESSING - 1.68%
  500,000   Adaptec, Inc.,
             4.75% due  02/01/04 ..........      498,750
            Data General Corp:
1,000,000    7.75% due 06/01/01 ...........    1,150,000
  300,000    6.00% due 05/15/04 ...........      322,500
1,500,000   National Data Corp.,
             5.00% due 11/01/03 ...........    1,545,000
                                            ------------
                                               3,516,250
                                            ------------

            INSURANCE - LIFE - 0.58%
1,000,000   Equitable Cos., Inc.
             6.13% due 12/15/24 ...........    1,207,500
                                            ------------

            LODGING - 0.52%
  500,000   HFS, Inc.,
             4.75% due 03/01/03 ...........      552,500
  500,000   Hilton Hotels Corp.,
             5.00% due 05/15/06 ...........      542,500
                                            ------------
                                               1,095,000
                                            ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.34%
  500,000   SCI Systems, Inc.,
             5.00% due 05/01/06 ...........      708,750
                                            ------------

            MERCHANDISE - SPECIALTY - 0.26%
  500,000   Home Depot, Inc.,
             3.25% due 10/01/01 ...........      535,000
                                            ------------

            OIL - INTEGRATED DOMESTIC - 0.59%
1,000,000   Pennzoil Co.,
             4.75% due 10/01/03 ...........    1,232,500
                                            ------------

            OIL - SERVICES - 0.30%
  500,000   Nabors Industries, Inc.,
             5.00% due 05/15/06 ...........      635,000
                                            ------------

===============================================================================
May 31, 1997     GROWTH & INCOME FUND - STATEMENT OF NET ASSETS CONTINUED    47
===============================================================================


    PAR                                         MARKET
   VALUE                                        VALUE
--------------------------------------------------------
            OIL/GAS PRODUCERS - 0.26%
$ 500,000   Diamond Offshore Drilling, Inc.,
             3.75% due 02/15/07 ........... $    548,750
                                            ------------

            TOTAL CONVERTIBLE BONDS
            (Cost $13,515,369) ............   13,796,750
                                            ------------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 2.92%

            CONSUMER FINANCE - 1.61%
3,371,000   Beneficial Corp.,
             5.48% due 06/02/97 ...........    3,370,486
                                            ------------

            FINANCE COMPANIES - 1.31%
2,746,000   Ford Motor Credit Co.,
             5.60% due 06/03/97 ...........    2,745,146
                                            ------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $6,115,632) .............    6,115,632
                                            ------------

            TOTAL INVESTMENTS
            (Cost $164,186,814) - 100.04% .  209,632,235
            Other assets less liabilities,
             net - (0.04%) ................      (87,111)
                                            ------------

            NET ASSETS (equivalent
             to $16.87 per share on
             12,422,162 shares
             outstanding) - 100% .......... $209,545,124
                                            ============
           *Non-income producing


NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
 1,000,000,000 shares authorized,
 12,422,162 shares outstanding ...........  $    124,222
Additional paid in capital ...............   161,101,892
Accumulated net realized gain
 on securities ...........................     2,712,317
Undistributed net investment income ......       161,272
Unrealized appreciation of securities ....    45,445,421
                                            ------------
NET ASSETS APPLICABLE TO SHARES
 OUTSTANDING .............................  $209,545,124
                                            ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
48                GROWTH & INCOME FUND - FINANCIAL STATEMENTS
================================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997

INVESTMENT INCOME:
Dividends .......................................................     $ 1,272,521
Interest ........................................................       1,167,033
                                                                      -----------
  Total investment income .......................................       2,439,554
                                                                      -----------

EXPENSES:
Advisory fees ...................................................       1,211,524
Custodian and accounting fees ...................................          51,399
Reports to shareholders .........................................          23,351
Audit fees and tax services .....................................           7,005
Directors' fees and expenses ....................................           3,616
Miscellaneous ...................................................           8,014
                                                                      -----------
  Total expenses ................................................       1,304,909
                                                                      -----------
NET INVESTMENT INCOME ...........................................       1,134,645
                                                                      -----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities .................................       2,722,032
Net unrealized appreciation on securities during the year .......      24,022,009
                                                                      -----------
   Net realized and unrealized gain on securities during
     the year....................................................      26,744,041
                                                                      -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................     $27,878,686
                                                                      ===========



STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                                             1997             1996
                                                                        -------------    -------------
OPERATIONS:
Net investment income ...............................................   $   1,134,645    $     475,333
Net realized gain on securities .....................................       2,722,032        4,151,221
Net unrealized appreciation of securities during the year ...........      24,022,009       17,414,828
                                                                        -------------    -------------
  Increase in net assets resulting from operations ..................      27,878,686       22,041,382
                                                                        -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...............................................      (1,058,649)        (392,678)
Net realized gain on securities .....................................      (3,131,642)        (556,363)
                                                                        -------------    -------------
  Decrease in net assets resulting from distributions
   to shareholders ..................................................      (4,190,291)        (949,041)
                                                                        -------------    -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ....................................      70,892,821       62,680,575
Proceeds from capital stock issued for distributions reinvested .....       4,190,291          949,041
                                                                        -------------    -------------
                                                                           75,083,112       63,629,616
Cost of capital stock repurchased ...................................      (2,772,662)     (14,042,186)
                                                                        -------------    -------------
  Increase in net assets resulting from capital stock transactions ..      72,310,450       49,587,430
                                                                        -------------    -------------
TOTAL INCREASE IN NET ASSETS ........................................      95,998,845       70,679,771

NET ASSETS:
Beginning of year ...................................................     113,546,279       42,866,508
                                                                        -------------    -------------
End of year (including undistributed net investment income
  of $161,272 and $85,276) ..........................................   $ 209,545,124    $ 113,546,279
                                                                        =============    =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ........................................       4,647,143        4,772,881
Shares issued for distributions reinvested ..........................         268,315           73,503
Shares of capital stock repurchased .................................        (177,920)      (1,028,347)
                                                                        -------------    -------------
  Increase in shares outstanding ....................................       4,737,538        3,818,037
Shares outstanding:
  Beginning of year .................................................       7,684,624        3,866,587
                                                                        -------------    -------------
  End of year .......................................................      12,422,162        7,684,624
                                                                        =============    =============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
May 31, 1997       SCIENCE & TECHNOLOGY FUND - STATEMENT OF NET ASSETS       49
===============================================================================

   NUMBER                                      MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            COMMON STOCKS - 82.74%

            AEROSPACE/DEFENSE - 0.94%
   200,000  OEA, Inc.......................$  7,550,000
                                           ------------

            ELECTRICAL EQUIPMENT - 1.37%
   500,000 *Anixter International, Inc.....   8,500,000
   152,000 *FORE Systems, Inc..............   2,517,497
                                           ------------
                                             11,017,497
                                           ------------

            ELECTRONIC INSTRUMENTS  - 0.90%
   200,000 *LAM Research Corp..............   7,275,000
                                           ------------

            HOSPITAL SUPPLIES - 3.54%
   250,000 *Boston Scientific Corp.........  13,343,750
   450,000  United States Surgical Corp....  15,187,500
                                           ------------
                                             28,531,250
                                           ------------

            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 16.85%
   750,000 *BMC Software, Inc..............  40,593,750
   100,000 *Citrix Systems, Inc............   3,762,500
    58,500 *Clarify, Inc...................     709,313
   400,000 *Medic Computer Systems, Inc....   6,925,000
   125,000 *Microsoft Corp.................  15,500,000
   700,000 *Oracle Corp....................  32,637,500
   800,000 *PLATINUM technology, inc.......  11,600,000
   300,000 *Premenos Technology Corp.......   2,025,000
   500,000 *Synopsys Inc...................  18,687,500
    65,000 *Veritas Software Corp..........   3,233,750
                                           ------------
                                            135,674,313
                                           ------------

            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 3.99%
   300,000 *Adaptec, Inc...................  11,025,000
    80,000 *Dell Computer Corp.............   9,000,000
   340,000 *Microchip Technology, Inc......  12,070,000
                                           ------------
                                             32,095,000
                                           ------------

            INFORMATION PROCESSING -
            COMPUTER SERVICES - 20.67%
   440,000 *America Online, Inc............  24,310,000
   250,000 *Checkfree Corp.................   4,375,000
   225,000 *Cognos Inc.....................   7,031,250
   200,000  Electronic Data Systems Corp...   7,475,000

            INFORMATION PROCESSING -
            COMPUTER SERVICES - Continued
   800,000  First Data Corp................$ 32,000,000
   550,000 *Gartner Group, Inc.............  16,018,750
   300,000  National Data Corp.............  13,162,500
   350,000 *Parametric Technology Corp.....  15,706,250
     6,800 *Rationale Software Corp........     128,350
   250,000 *Security Dynamics Technology...   9,218,750
   500,000 *Sterling Commerce Inc..........  16,625,000
   300,000 *SunGard Data Systems, Inc......  12,750,000
   285,000 *Vantive Corp...................   7,659,375
                                           ------------
                                            166,460,225
                                           ------------

            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 0.99%
    72,200 *CBT Group PLC..................   3,934,900
   250,000 *Pure Atria Corp................   4,000,000
                                           ------------
                                              7,934,900
                                           ------------

            INFORMATION PROCESSING -
            NETWORKING - 8.96%
   125,000 *Ascend Communications Inc......   6,968,750
   250,000 *Cascade Communications Corp....   9,562,500
   250,000 *Cisco Systems, Inc.............  16,937,500
   350,000 *Network Gen Corp...............   6,431,250
    90,000 *Remedy Corp....................   3,633,750
   300,000 *Sync Research, Inc.............   1,256,250
   325,000 *U.S. Robotics Corp.............  27,300,000
                                           ------------
                                             72,090,000
                                           ------------

            MACHINERY  -  INDUSTRIAL/
            SPECIALTY - 0.52%
    80,000 *ASM Lithography Holding NV.....   4,180,000
                                           ------------

            MERCHANDISING - MASS - 2.43%
   850,000 *CUC International Inc..........  19,550,000
                                           ------------

            SEMICONDUCTORS - 15.59%
   300,000 *Altera Corp....................  15,900,000
 1,000,000 *Analog Devices, Inc............  26,750,000
    60,000 *Applied Materials, Inc.........   3,915,000
    55,000  Intel Corp.....................   8,332,500
    75,000 *KLA-Tencor Corp................   3,567,187
   275,000  Linear Technology Corp.........  13,784,375

            SEMICONDUCTORS - Continued
   400,000 *Maxim Integrated Products......$ 21,500,000
    60,000 *Novellus Systems, Inc..........   4,912,500
   500,000 *Xilinx, Inc....................  26,812,500
                                           ------------
                                            125,474,062
                                           ------------

            TELECOMMUNICATIONS - 5.99%
   450,000 *ADC Communications, Inc........  15,412,500
   600,000 *Airtouch Communications, Inc...  16,725,000
   250,000 *Omnipoint Corp.................   3,437,500
    22,782  Panamsat.......................     652,135
   160,700  Vodafone Group plc - ADR.......   7,171,237
   162,700 *WorldCom, Inc..................   4,819,987
                                           ------------
                                             48,218,359
                                           ------------

            TOTAL COMMON STOCKS
            (Cost $538,754,380)............ 666,050,606
                                           ------------


     PAR
    VALUE
-----------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 15.04%

            CONSUMER FINANCE - 11.76%
 8,662,000  Ford Motor Credit Co.,
             5.52% due 06/12/97 ...........   8,647,383
            General Electric Capital Corp:
15,973,000   5.50% due 06/06/97 ...........  15,960,779
15,391,000   5.47% due 06/09/97 ...........  15,372,265
            General Motors Acceptance Corp:
 5,186,000   5.62% due 06/11/97............   5,177,901
17,462,000   5.53% due 06/10/97............  17,437,839
 9,772,000  Pactel Capital Resources.,
             5.52% due 06/11/97............   9,757,007
            Sears Roebuck Acceptance Corp:
 7,279,000    5.63% due 06/04/97 ..........   7,276,763
15,000,000    5.57% due 06/02/97 ..........  14,996,489
                                             ----------
                                             94,626,426
                                             ----------

            SECURITIES RELATED - 3.28%
            Merrill Lynch & Co:
10,000,000   5.62% due 06/03/97............   9,996,872
16,482,000   5.52% due 06/05/97............  16,471,873
                                             ----------
                                             26,468,745
                                             ----------

================================================================================
50   SCIENCE & TECHNOLOGY FUND - STATEMENT OF NET ASSETS CONTINUED   May 31,1997
================================================================================


                                               MARKET
                                                VALUE
--------------------------------------------------------
            TOTAL SHORT TERM
            COMMERCIAL PAPER
            (Cost $121,095,171)............$121,095,171
                                           ------------

            TOTAL INVESTMENTS
            (Cost $659,849,551) - 97.78%... 787,145,777
            Other assets and liabilities,
             net - 2.22%...................  17,836,170
                                           ------------

            NET ASSETS (equivalent
             to $19.88 per share on
             40,484,129 shares
             outstanding) - 100%...........$804,981,947
                                           ============
           *Non-income producing

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  40,484,129 shares outstanding........... $    404,841
Additional paid in capital................  691,474,318
Accumulated net realized loss on
  securities..............................  (12,258,083)
Accumulated net investment loss...........   (1,935,355)
Unrealized appreciation of securities.....  127,296,226
                                           ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $804,981,947
                                           ============



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                SCIENCE & TECHNOLOGY FUND - FINANCIAL STATEMENTS             51
===============================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997

INVESTMENT INCOME:
Dividends ......................................................     $    764,508
Interest .......................................................        3,692,989
                                                                     ------------
  Total investment income ......................................        4,457,497
                                                                     ------------

EXPENSES:
Advisory fees ..................................................        5,973,280
Custodian and accounting services ..............................          212,011
Reports to shareholders ........................................           97,009
Audit fees and tax services ....................................           28,366
Directors' fees and expenses ...................................           15,717
Miscellaneous ..................................................           50,905
                                                                     ------------
  Total expenses ...............................................        6,377,288
                                                                     ------------
NET INVESTMENT LOSS ............................................       (1,919,791)
                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments ......................................  $(8,891,536)
  Foreign currency transactions ....................        1,633
                                                      -----------      (8,889,903)
Net unrealized appreciation of securities during the year ......       33,692,829
                                                                     ------------
  Net realized and unrealized gain on securities during the
    year .......................................................       24,802,926
                                                                     ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............     $ 22,883,135
                                                                     ============



STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                            1997           1996
                                                       ---------------------------
OPERATIONS:
Net investment loss.................................... $ (1,919,791)  $   (250,091)
Net realized gain (loss) on securities.................   (8,889,903)    59,379,986
Net unrealized appreciation of securities
    during the year ...................................   33,692,829     79,262,122
                                                        ------------   ------------
  Increase in net assets resulting from operations.....   22,883,135    138,392,017
                                                        ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................            -        (30,219)
Net realized gain on securities........................  (32,117,202)   (39,016,725)
                                                        ------------   ------------
  Decrease in net assets resulting from distributions
   to shareholders.....................................  (32,117,202)   (39,046,944)
                                                        ------------   ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.......................  286,682,331    310,357,765
Proceeds from capital stock issued for
  distributions reinvested.............................   32,117,202     39,046,944
                                                        ------------   ------------
                                                         318,799,533    349,404,709
Cost of capital stock repurchased......................  (71,770,130)   (48,246,211)
                                                        ------------   ------------
  Increase in net assets resulting from
    capital stock transactions.........................  247,029,403    301,158,498
                                                        ------------   ------------
TOTAL INCREASE IN NET ASSETS...........................  237,795,336    400,503,571

NET ASSETS:
Beginning of year......................................  567,186,611    166,683,040
                                                        ------------   ------------
End of year (including undistributed net
  investment income of ($1,935,355) and $0) ........... $804,981,947   $567,186,611
                                                        ============   ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold...........................   14,868,580     16,506,873
Shares issued for distributions reinvested.............    1,636,128      2,210,100
Shares of capital stock repurchased ...................   (3,716,452)    (2,571,296)
                                                        ------------   ------------
  Increase in shares outstanding.......................   12,788,256     16,145,677
Shares outstanding:
  Beginning of year....................................   27,695,873     11,550,196
                                                        ------------   ------------
  End of year..........................................   40,484,129     27,695,873
                                                        ============   ============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
52        SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS          May 31, 1997
===============================================================================


   NUMBER                                      MARKET
 OF SHARES                                     VALUE
--------------------------------------------------------
            COMMON STOCKS - 95.43%

            ADVERTISING - 0.16%
    4,060   Interpublic Group Cos., Inc....  $  243,093
                                             ----------

            AIRLINES - 0.35%
    3,193  *AMR Corp.......................     317,304
    2,482   Delta Air Lines, Inc...........     232,687
                                             ----------
                                                549,991
                                             ----------

            APPLIANCES/FURNISHINGS - 0.18%
    5,674   Whirlpool Corp.................     282,991
                                             ----------

            AUTO - CARS - 1.01%
   49,511   Chrysler Corp..................   1,571,974
                                             ----------

            AUTO - REPLACEMENT PARTS - 0.86%
    1,722   Echlin Inc.....................      57,472
   10,961   Genuine Parts Co...............     367,194
   15,555   Goodyear Tire & Rubber Co......     909,967
                                             ----------
                                              1,334,633
                                             ----------

            BANKS - NEW  YORK CITY - 3.08%
    7,006   Bank of New York Co., Inc......     298,631
   17,975   Chase Manhattan Corp...........   1,698,637
   15,421   CitiCorp.......................   1,763,777
    9,692   J. P. Morgan & Co. Inc.........   1,041,890
                                             ----------
                                              4,802,935
                                             ----------

            BANKS - OTHER - 2.96%
    9,850   BankAmerica Corp...............   1,151,219
    1,062   BankBoston Corp................      77,526
    9,889   First Chicago Corp.............     585,923
   11,193   First Union Corp...............     961,199
    8,329  *Fleet Financial Group, Inc.....     509,110
      272   Mellon Bank Corp...............      23,800
    4,279   National City Corp.............     220,369
      480   US Bancorp.....................      29,460
    3,920   Wells Fargo & Co...............   1,032,920
                                             ----------
                                              4,591,526
                                             ----------

            BANKS - REGIONAL - 2.68%
   15,677   BANC ONE CORP..................     678,030
    3,358   Barnett Banks, Inc.............     176,715
    5,846   CoreStates Financial Corp......     309,107
      318   Fifth Third Bancorp............      24,566
      253   First Bank System, Inc.........      20,746

            BANKS - REGIONAL - Continued
    6,971   KeyCorp........................  $  379,047
   25,343   NationsBank Corp...............   1,492,069
    9,556   Norwest Corp...................     511,246
   12,069   PNC Bank Corp..................     505,389
    1,125   Wachovia Corp..................      68,484
                                             ----------
                                              4,165,399
                                             ----------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.88%
   15,965   Anheuser-Busch Companies, Inc..     684,499
   16,991   Seagram Co. Ltd................     683,887
                                             ----------
                                              1,368,386
                                             ----------

            BEVERAGE - SOFT DRINKS - 4.14%
   67,784   Coca-Cola Co...................   4,626,257
   49,374   PepsiCo, Inc...................   1,814,495
                                             ----------
                                              6,440,752
                                             ----------

            BROADCASTING - 1.13%
    4,201   Comcast Corp. Class A Special..      72,992
    9,756  *Tele-Communications, Inc.
              Class A......................     147,560
   26,046   U S West Communications Group..     953,935
    9,997  *U S West Media Group...........     198,690
   13,131  *Viacom, Inc. Class B...........     389,827
                                             ----------
                                              1,763,004
                                             ----------

            BUILDING MATERIALS - 0.29%
    1,982   Armstrong World Industries,
              Inc..........................     134,776
      424   Lowe's Companies, Inc..........      16,695
    7,703   Masco Corp.....................     299,454
                                             ----------
                                                450,925
                                             ----------

            CHEMICAL - MAJOR - 1.44%
    3,831   Goodrich (B.F.) Co.............     164,733
   19,907   Morton International, Inc......     642,001
   14,522   PPG Industries, Inc............     844,091
    3,219   Rohm and Haas Co...............     277,639
    6,446   Union Carbide Corp.............     301,351
                                             ----------
                                              2,229,815
                                             ----------

            CHEMICAL - MISCELLANEOUS - 0.62%
    5,445   Lubrizol Corp..................     193,977
    8,684   Lyondell Petrochemical Co......     191,047
    6,952   Nalco Chemical Co..............     258,093
    5,702   Praxair, Inc...................     300,067

            CHEMICAL - MISCELLANEOUS - Continued
      322   W. R. Grace & Co...............  $   16,825
                                             ----------
                                                960,009
                                             ----------

            CONGLOMERATES - 0.20%
    5,396   Ogden Corp.....................     105,222
    3,319   Tyco International Ltd.........     210,757
                                             ----------
                                                315,979
                                             ----------

            CONSUMER FINANCE - 0.22%
    2,571   Beneficial Corp................     165,187
    5,169   MBNA Corp......................     175,100
                                             ----------
                                                340,287
                                             ----------

            CONTAINERS - METAL/GLASS - 0.44%
    3,338   Corning Inc....................     168,152
    8,861   Crown Cork & Seal Co., Inc.....     516,153
                                             ----------
                                                684,305
                                             ----------

            CONTAINERS - PAPER - 0.05%
    2,586   Sonoco Products Co.............      75,317
                                             ----------

            COSMETICS/TOILETRIES - 1.21%
   17,986   Gillette Co....................   1,598,506
    6,314   International Flavors &
             Fragrances, Inc...............     280,184
                                             ----------
                                              1,878,690
                                             ----------

            DRUGS - 6.98%
   22,720   American Home Products Corp....   1,732,400
    2,922  *Amgen Inc......................     195,409
   32,971   Bristol Myers Squibb Co........   2,419,247
   16,894   Eli Lilly and Co...............   1,571,142
   35,741   Merck & Co., Inc...............   3,212,222
    9,254   Schering-Plough Corp...........     839,801
    8,804   Warner-Lambert Co..............     887,003
                                             ----------
                                             10,857,224
                                             ----------


            ELECTRICAL EQUIPMENT - 1.41%
   15,056   AMP Inc........................     619,177
   25,264   Emerson Electric Co............   1,364,256
    2,674   Raychem Corp...................     198,210
      191   W. W. Grainger Inc.............      15,327
                                             ----------
                                              2,196,970
                                             ----------

===============================================================================
May 31, 1997   SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED     53
===============================================================================


   NUMBER                                      MARKET
 OF SHARES                                     VALUE
--------------------------------------------------------
            ENTERTAINMENT - 2.12%
   10,232   Hasbro, Inc....................  $  296,727
    5,597   Mattel, Inc....................     167,210
   20,554   Time Warner Inc................     955,761
   22,797   Walt Disney Co.................   1,866,504
                                             ----------
                                              3,286,202
                                             ----------

            FINANCE COMPANIES - 0.29%
    4,509   Household International, Inc...     443,009
                                             ----------

            FOODS - 2.48%
   16,570   Archer Daniels Midland Co......     331,400
   13,605   Campbell Soup Co...............     625,830
    6,891   ConAgra, Inc...................     414,321
    7,857   CPC International Inc..........     675,702
    5,972   General Mills, Inc.............     377,729
   16,743   H J Heinz Co...................     719,949
      329   Hershey Foods Corp.............      18,465
    6,847   Kellogg Co.....................     504,966
    1,469   Ralston Purina Co..............     125,232
    1,088   Wm. Wrigley Jr. Co.............      64,464
                                             ----------
                                              3,858,058
                                             ----------

            FOOTWEAR -  0.38%
   10,243   NIKE, Inc. Class  B............     583,851
                                             ----------

            FREIGHT -  0.24%
    6,846  *Federal Express Corp...........     358,559
    1,074   J.B. Hunt Transport Services,
              Inc..........................      16,379
                                             ----------
                                                374,938
                                             ----------

            FUNERAL SERVICES - 0.10%
    4,408   Service Corp. International....     155,382
                                             ----------

            GOLD MINING -  0.36%
   17,000   Barrick Gold Corp..............     429,250
    6,884   Placer Dome Inc................     125,633
                                             ----------
                                                554,883
                                             ----------


            GOVERNMENT SPONSORED -  1.38%
   15,723   Federal Home Loan Mortgage
              Corp.........................     518,859
   37,072   Federal National Mortgage
             Association...................   1,617,266
                                             ----------
                                              2,136,125
                                             ----------

            HARDWARE & TOOLS - 0.21%
      318   Black & Decker Corp............  $   11,051
    2,082   Snap-on Inc....................      83,020
    5,492   Stanley Works..................     225,172
                                             ----------
                                                319,243
                                             ----------

            HEALTHCARE -  0.15%
    4,034   United HealthCare Corp.........     227,921
                                             ----------

            HEAVY DUTY TRUCKS/PARTS -  0.22%
    9,304   Dana Corp......................     336,107
                                             ----------

            HOSPITAL MANAGEMENT - 0.50%
   16,919   Columbia/HCA Healthcare Corp...     619,658
    5,918  *Tenet Healthcare Corp..........     162,745
                                             ----------
                                                782,403
                                             ----------

            HOSPITAL SUPPLIES - 3.64%
   25,272   Abbott Laboratories............   1,592,136
   12,903   Baxter International Inc.......     680,633
    5,376   Becton, Dickinson and Co.......     264,767
    4,213  *Boston Scientific Corp.........     224,869
   41,402   Johnson & Johnson..............   2,478,945
    1,434   Mallinckrodt, Inc..............      53,596
    4,877   Medtronic, Inc.................     360,897
                                             ----------
                                              5,655,843
                                             ----------

            HOUSEHOLD PRODUCTS - 3.64%
   14,134   Colgate-Palmolive Co...........     876,308
   23,807   Procter & Gamble Co............   3,282,390
    7,798   Unilever N V - ADR.............   1,510,863
                                             ----------
                                              5,669,561
                                             ----------

            INFORMATION PROCESSING -  9.38%
    1,768  *Apple Computer, Inc............      29,393
    5,315   Automatic Data Processing,
              Inc..........................     261,099
   14,652  *Cisco Systems, Inc.............     992,673
    6,047  *Compaq Computer Corp...........     654,588
    6,034   Computer Associates
             International, Inc............     330,362
    2,741  *Dell Computer Corp.............     308,363
      228  *Digital Equipment Corp.........       8,180
    4,839  *E M C Corp.....................     192,955
   11,139   First Data Corp................     445,560
   36,600   Hewlett Packard Co.............   1,884,900

            INFORMATION PROCESSING - Continued
   29,736   International Business Machines
             Corp..........................  $2,572,164
   28,639  *Microsoft Corp.................   3,551,236
    3,059  *Novell, Inc ...................      24,090
   16,567  *Oracle Corp....................     772,436
    5,997   Pitney Bowes Inc...............     421,289
    6,087  *Seagate Technology.............     247,284
    4,474  *Silicon Graphics, Inc..........      84,447
    9,349   Sun Microsystems, Inc..........     301,505
    2,579  *3Com Corp......................     125,082
   20,316   Xerox Corp.....................   1,376,409
                                             ----------
                                             14,584,015
                                             ----------

            INSURANCE - CASUALTY - 0.21%
    3,029   Chubb Corp.....................     184,769
    1,718   SAFECO Corp....................      74,733
      863   St. Paul Companies, Inc........      61,812
                                             ----------
                                                321,314
                                             ----------

            INSURANCE - LIFE -  0.79%
    4,755   Aetna Inc......................     480,255
      622   Conseco Inc....................      24,880
    2,595   Lincoln National Corp..........     157,971
    6,152   Transamerica Corp..............     559,063
                                             ----------
                                              1,222,169
                                             ----------

            INSURANCE - MISCELLANEOUS - 0.18%
    1,571   General Reinsurance Corp.......     275,318
                                             ----------

            INSURANCE - MULTILINE -  3.38%
    9,594   Allstate Corp..................     706,358
   15,549   American International Group,
              Inc..........................   2,104,946
    3,188   CIGNA Corp.....................     553,915
    3,832   Hartford Financial Services
              Group........................     298,896
    4,434   Marsh & McLennan Companies,
              Inc..........................     584,180
   18,278   Travelers Group, Inc...........   1,003,005
                                             ----------
                                              5,251,300
                                             ----------

            LEISURE TIME - 0.01%
      272   Brunswick Corp.................       8,296
                                             ----------

            LODGING -  0.09%
      520  *HFS, Inc.......................      28,015
    1,758  *ITT Corp.......................     104,821
                                             ----------
                                                132,836
                                             ----------

===============================================================================
54   SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED    May 31, 1997
===============================================================================


   NUMBER                                      MARKET
 OF SHARES                                     VALUE
--------------------------------------------------------
            MACHINERY - AGRICULTURE - 0.49%
   14,879   Deere & Co.....................  $  760,689
                                             ----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.60%
    8,367   Caterpillar Inc................     816,828
    2,657   Harnischfeger Industries Inc...     113,919
                                             ----------
                                                930,747
                                             ----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 1.30%
    6,946   Cooper Industries, Inc.........     354,246
    4,300   Dover Corp.....................     246,175
   11,832   Illinois Tool Works Inc........     587,163
    2,700   Ingersoll-Rand Co..............     147,150
    9,035   Johnson Controls, Inc..........     382,858
    9,531   Pall Corp......................     225,170
    1,439   Tecumseh Products Co. Class A..      81,483
                                             ----------
                                              2,024,245
                                             ----------

            MERCHANDISE - SPECIALTY - 0.71%
    5,321   Gap, Inc.......................     182,244
    9,763   Home Depot, Inc................     615,069
    5,978   Ikon Office Solutions Inc......     173,362
    2,914   Limited, Inc...................      59,009
    2,432  *Toys "R" Us, Inc...............      75,696
                                             ----------
                                              1,105,380
                                             ----------

            MERCHANDISING - DEPARTMENT - 0.46%
    5,025   Dayton Hudson Corp.............     241,828
    9,947   May Department Stores Co.......     468,752
                                             ----------
                                                710,580
                                             ----------

            MERCHANDISING - FOOD - 0.36%
    8,554   Albertsons, Inc................     286,559
    2,891   American Stores Co.............     131,541
      989  *Kroger Co......................      25,343
    3,430   SYSCO Corp.....................     119,621
                                             ----------
                                                563,064
                                             ----------

            MERCHANDISING - MASS - 2.54%
    4,131  *CUC International Inc..........      95,013
   15,209   J.C. Penney Co., Inc...........     783,264
      125   KMart Corp.....................       1,750
   18,604   Sears Roebuck and Co...........     913,922
   70,609   Wal-Mart Stores, Inc...........   2,100,618

            MERCHANDISING - MASS - Continued
    1,823  *Woolworth Corp.................  $   43,980
                                             ----------
                                              3,938,547
                                             ----------

            METALS - ALUMINUM - 0.51%
   21,947   Alcan Aluminium Ltd............     787,349
                                             ----------

            METALS - MISCELLANEOUS - 0.36%
   12,938   Freeport-McMoran Copper &
             Gold Inc. Class B.............     376,819
    5,627   Inco Limited...................     185,691
                                             ----------
                                                562,510
                                             ----------

            METALS - STEEL - 0.08%
    7,100   Worthington Industries, Inc....     131,350
                                             ----------

            MISCELLANEOUS - 0.74%
   16,446   American Express Co............   1,142,997
                                             ----------

            NATURAL GAS - DIVERSIFIED - 0.25%
    5,467   PanEnergy Corp.................     255,582
    2,219   Sonat Inc......................     127,593
                                             ----------
                                                383,175
                                             ----------

            OIL - INTEGRATED DOMESTIC - 2.29%
    8,222   Amerada Hess Corp..............     439,877
    4,660   Ashland Oil, Inc...............     223,098
    6,055   Burlington Resources, Inc.....      281,558
    4,252   MAPCO Inc......................     135,001
   11,379  *Oryx Energy Co.................     263,139
    5,052   Pennzoil Co....................     279,755
   27,826   Phillips Petroleum Co..........   1,182,605
    3,802   Sun Co., Inc...................     113,585
   21,609   USX-Marathon Group.............     642,868
                                             ----------
                                              3,561,486
                                             ----------

            OIL - INTEGRATED
            INTERNATIONAL - 2.09%
    2,528   Murphy Oil Corp................     117,236
   28,706   Texaco Inc.....................   3,132,542
                                             ----------
                                              3,249,778
                                             ----------

            OIL - SERVICE - PRODUCTS - 0.87%
   11,286   Schlumberger Ltd...............   1,344,445
                                             ----------

            OIL - SERVICES - 0.73%
    6,003   Baker Hughes Inc...............  $  225,113
   13,768   Dresser Industries, Inc........     471,554
    3,480   Halliburton Co.................     269,265
    5,962   McDermott International, Inc...     165,446
                                             ----------
                                              1,131,378
                                             ----------

            OIL/GAS PRODUCERS - 0.45%
    1,733   Apache Corp....................      59,355
    8,086   Ultramar Diamond Shamrock......     266,838
   12,821   Union Pacific Resources Group
              Inc..........................     370,206
                                             ----------
                                                696,399
                                             ----------

            PAPER/FOREST PRODUCTS - 1.03%
    7,049   Avery Dennison Corp............     265,219
      954   James River Corp. of Virginia..      33,509
   25,934   Kimberly-Clark Corp............   1,299,942
                                             ----------
                                              1,598,670
                                             ----------

            POLLUTION CONTROL - 0.57%
    4,008   Browning-Ferris Industries,
              Inc..........................     131,262
   23,702   Waste Management, Inc..........     752,539
                                             ----------
                                                883,801
                                             ----------

            PUBLISHING - NEWS - 0.50%
    6,920   Dow Jones & Co., Inc...........     269,015
    5,152   Gannett Co., Inc...............     476,560
      263   New York Times Co. Class A.....      12,114
      363   Times Mirror Co................      20,373
                                             ----------
                                                778,062
                                             ----------

            PUBLISHING/PRINTING - 0.52%
    6,116   Deluxe Corp....................     198,770
   13,817   Dun & Bradstreet Corp..........     360,969
    3,819   McGraw-Hill, Inc...............     208,613
    1,980   Moore Corp. Ltd................      44,055
                                             ----------
                                                812,407
                                             ----------

            RAILROAD - 1.62%
    5,481   Burlington Northern Santa Fe...     454,923
   11,578   CSX Corp.......................     613,634
    7,129   Norfolk Southern Corp..........     692,404
   11,105   Union Pacific Corp.............     752,364
                                             ----------
                                              2,513,325
                                             ----------

===============================================================================
May 31, 1997    SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED    55
===============================================================================


   NUMBER                                      MARKET
 OF SHARES                                     VALUE
--------------------------------------------------------
            RESTAURANTS - 0.72%
   22,407   McDonald's Corp................ $ 1,125,952
                                            -----------

            SAVINGS & LOAN - 0.09%
    3,025   Great Western Financial Corp...     146,713
                                            -----------

            SECURITIES RELATED - 1.32%
    7,081   Dean Witter, Discover & Co.....     292,091
    6,878   Merrill Lynch & Co., Inc.......     729,068
    7,417   Morgan Stanley Group Inc.......     500,648
    9,819   Salomon Inc....................     526,544
                                            -----------
                                              2,048,351
                                            -----------

            SEMICONDUCTORS - 3.17%
    2,697  *Advanced Micro Devices, Inc....     107,880
    4,141  *Applied Materials, Inc.........     270,200
   21,374   Intel Corp.....................   3,238,161
      264  *LSI Logic Corp.................      11,022
    5,295  *Micron Technology, Inc.........     225,038
    5,695  *National Semiconductor Corp....     160,172
   14,062   Rockwell International Corp....     906,999
                                            -----------
                                             4,919,472
                                            -----------

            TELECOMMUNICATIONS - 1.54%
    8,243   ALLTEL Corp....................     270,989
      822  *Andrew Corp....................      22,400
      239  *DSC Communications Corp........       6,109
   14,686   Lucent Technologies, Inc.......     934,397
    8,216   Northern Telecom Ltd...........     690,144
   15,712  *WorldCom, Inc..................     465,468
                                            -----------
                                              2,389,507
                                            -----------

            UTILITIES - COMMUNICATION - 6.82%
   77,098   AT & T Corp....................   2,842,990
   23,836   Ameritech Corp.................   1,561,258
   14,288   Bell Atlantic Corp.............   1,000,160
   33,532   BellSouth Corp.................   1,521,515
    8,415   MCI Communications Corp........     322,926
   13,990   NYNEX Corp.....................     751,963
   32,049   SBC Communications, Inc........   1,874,867
   14,806   Sprint Corp....................     723,643
                                            -----------
                                             10,599,322
                                            -----------

            UTILITIES - ELECTRIC - 1.58%
   13,195   Allegheny Power System, Inc....     344,719

            UTILITIES - ELECTRIC - Continued
   17,115   Cinergy Corp................... $   599,025
      173   Hawaiian Electric Industries,
              Inc..........................       5,990
    5,367   Montana Power Co...............     122,099
    1,964   OGE Energy Corp................      84,452
   31,985   PacifiCorp.....................     635,702
   12,863   Potomac Electric Power Co......     295,849
    2,756   Public Service Co. of Colorado.     111,274
    9,169   Puget Sound Energy Inc.........     228,079
      477   TECO Energy, Inc...............      11,865
      521   UtiliCorp United Inc...........      14,067
                                            -----------
                                              2,453,121
                                            -----------

            UTILITIES - GAS, DISTRIBUTION - 0.03%
    1,320   Tosco Corp.....................      43,065
                                            -----------

            UTILITIES - GAS, PIPELINE  - 1.05%
    9,247   Consolidated Natural Gas Co....     491,247
   15,457   Enron Corp.....................     629,873
    1,479   Pacific Enterprises............      48,437
   10,508   Williams Companies, Inc........     463,666
                                            -----------
                                              1,633,223
                                            -----------

            TOTAL COMMON STOCKS
            (Cost $121,517,004)............  148,252,089
                                             -----------

   PAR
  VALUE
  -----

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 4.19%

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.63%
$  980,000  Cooper Industries, Inc.,
             5.67% due 06/02/97............      979,846
                                             -----------

            SECURITIES RELATED - 3.56%
 5,530,000  Merrill Lynch & Co., Inc.
             5.65% due 06/03/97............    5,528,263
                                             -----------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $6,508,109)..............    6,508,109
                                             -----------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.19%

   PAR                                          MARKET
  VALUE                                         VALUE
---------------------------------------------------------
            U.S. TREASURY BILLS - 0.19%
            United States Treasury Bills,
$ 200,000    5.02% due 08/21/97............  $    197,752
  100,000    4.99% due 08/21/97 ...........        98,862
                                             ------------
                                                  296,614
                                             ------------

            TOTAL UNITED STATES GOVERNMENT -
            SHORT TERM (Cost $296,614).....       296,614
                                             ------------

            TOTAL INVESTMENTS
            (Cost $128,321,727) - 99.81%...   155,056,812
            Other assets less liabilities,
             net - 0.19%...................       292,242
                                             ------------

            NET ASSETS (equivalent
             to $17.90 per share on
             8,677,411 shares
             outstanding) - 100 %..........  $155,349,054
                                             ============

         *  Non-income producing

                                              UNREALIZED
CONTRACTS                                    APPRECIATION
---------------------------------------------------------
       FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/97)
 13(2)      S&P 500 Index Futures
             (June/$850.60)................  $     90,650
                                             ============

            (1)U.S.Treasury Bills with a market value of
               approximately $300,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2)Per 500

=========================================================
NET ASSETS REPRESENTED BY:

Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  8,677,411 shares outstanding............   $     86,774
Additional paid in capital................    119,582,326
Undistributed net realized gain on
  securities..............................      8,762,191
Undistributed net investment income.......         92,028
Unrealized appreciation of:
  Investments...........  $26,735,085
  Futures ..............       90,650          26,825,735
                          -----------        ------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................   $155,349,054
                                             ============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
56               SOCIAL AWARENESS FUND - FINANCIAL STATEMENTS
===============================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997

INVESTMENT INCOME:
Dividends .................................................          $ 2,079,690
Interest ..................................................              130,703
                                                                     -----------
  Total investment income .................................            2,210,393
                                                                     -----------

EXPENSES:
Advisory fees .............................................              525,440
Custodian and accounting services .........................               35,707
Reports to shareholders ...................................               14,276
Audit fees and tax services ...............................                3,987
Directors' fees and expenses ..............................                2,322
Miscellaneous .............................................                9,187
                                                                     -----------
  Total expenses ..........................................              590,919
                                                                     -----------
NET INVESTMENT INCOME .....................................            1,619,474
                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments.................................  13,494,506
  Futures Contracts.................... ......    (138,043)           13,356,463
                                                ----------
Net unrealized appreciation of securities
  during the year:
  Investments.................................  14,605,162
  Futures Contracts...........................      90,650            14,695,812
                                                ----------           -----------
    Net realized and unrealized gain on securities
      during the year:.....................................           28,052,275
                                                                     -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........          $29,671,749
                                                                     ===========

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                              1997            1996
                                                                         -------------    -------------
OPERATIONS:
Net investment income ................................................   $   1,619,474    $   1,207,110
Net realized gain on securities ......................................      13,356,463        9,289,840
Net unrealized appreciation of securities during the year ............      14,695,812        6,259,077
                                                                         -------------    -------------
  Increase in net assets resulting from operations ...................      29,671,749       16,756,027
                                                                         -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................................      (1,578,118)      (1,156,438)
Net realized gain on securities ......................................     (10,727,011)      (4,173,232)
                                                                         -------------    -------------
  Decrease in net assets resulting from distributions
   to shareholders ...................................................     (12,305,129)      (5,329,670)
                                                                         -------------    -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .....................................      52,814,227       17,740,343
Proceeds from capital stock issued for distributions reinvested ......      12,305,129        5,329,670
                                                                         -------------    -------------
                                                                            65,119,356       23,070,013
Cost of capital stock repurchased ....................................      (8,024,362)      (7,536,021)
                                                                         -------------    -------------
  Increase in net assets resulting from capital stock transactions ...      57,094,994       15,533,992
                                                                         -------------    -------------
TOTAL INCREASE IN NET ASSETS .........................................      74,461,614       26,960,349

NET ASSETS:
Beginning of year ....................................................      80,887,440       53,927,091
                                                                         -------------    -------------
End of year (including undistributed net investment income
  of $92,028 and $50,672) ............................................   $ 155,349,054    $  80,887,440
                                                                         -------------    -------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .........................................       3,190,691        1,209,065
Shares issued for distributions reinvested ...........................         775,715          376,165
Shares of capital stock repurchased ..................................        (509,440)        (507,806)
                                                                         -------------    -------------
  Increase in shares outstanding .....................................       3,456,966        1,077,424
Shares outstanding:
  Beginning of year ..................................................       5,220,445        4,143,021
                                                                         -------------    -------------
  End of year ........................................................       8,677,411        5,220,445
                                                                         =============    =============

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
May 31, 1997     TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS            57
===============================================================================


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            COMMON STOCKS - 61.32%

            ADVERTISING - 0.05%
     1,530  Interpublic Group Cos., Inc....  $   91,609
                                             ----------

            AEROSPACE/DEFENSE - 1.09%
     6,264  Boeing Co......................     659,285
       321  Crane Co.......................      13,160
       858  EG & G, Inc....................      16,730
       227  General Dynamics Corp..........      16,996
     2,783  Lockheed Martin Corp...........     260,557
     3,895  McDonnell Douglas Corp.........     250,740
       432  Northrop Grumman Corp..........      36,611
     4,218  Raytheon Co....................     201,409
     2,278  TRW Inc........................     121,872
     4,334  United Technologies Corp.......     348,344
                                             ----------
                                              1,925,704
                                             ----------

            AIRLINES - 0.19%
     1,626 *AMR Corp.......................     161,584
     1,307  Delta Air Lines, Inc...........     122,531
       751  Southwest Airlines Co..........      19,338
       913 *US Airways Group, Inc..........      31,727
                                             ----------
                                                335,180
                                             ----------

            APPAREL & PRODUCTS - 0.05%
     1,370 *Fruit of the Loom, Inc.
              Class A......................      47,779
     1,010  Liz Claiborne, Inc.............      46,081
                                             ----------
                                                 93,860
                                             ----------

            APPLIANCES/FURNISHINGS - 0.05%
       729  Maytag Corp....................      19,501
     1,329  Whirlpool Corp.................      66,284
                                             ----------
                                                 85,785
                                             ----------

            AUTO - CARS - 1.05%
    12,955  Chrysler Corp..................     411,321
    18,256  Ford Motor Co..................     684,600
    13,278  General Motors Corp............     760,166
                                             ----------
                                              1,856,087
                                             ----------

            AUTO - REPLACEMENT PARTS - 0.22%
     1,708 *AutoZone, Inc..................      39,924
     1,115  Echlin Inc.....................      37,212
     3,226  Genuine Parts Co...............     108,070
     2,876  Goodyear Tire & Rubber Co......     168,245

            AUTO - REPLACEMENT PARTS - Continued
     1,082  Pep Boys-Manny, Moe & Jack.....  $   33,812
                                             ----------
                                                387,263
                                             ----------

            BANKS - NEW  YORK CITY - 1.30%
     5,908  Bank of New York Co., Inc......     251,829
     7,979  Chase Manhattan Corp...........     754,016
     8,239  CitiCorp.......................     942,336
     3,284  J. P. Morgan & Co. Inc.........     353,030
                                             ----------
                                              2,301,211
                                             ----------

            BANKS - OTHER - 1.64%
     5,188  BankAmerica Corp...............     606,348
     2,533  BankBoston Corp................     184,909
     4,954  First Chicago Corp.............     293,525
     5,131  First Union Corp...............     440,625
     4,788 *Fleet Financial Group, Inc.....     292,667
     1,894  Mellon Bank Corp...............     165,725
     3,797  National City Corp.............     195,546
     1,005  Republic of New York Corp......     100,249
     2,789  US Bancorp.....................     171,175
     1,750  Wells Fargo & Co...............     461,125
                                             ----------
                                              2,911,894
                                             ----------

            BANKS - REGIONAL - 1.72%
     7,037  BANC ONE CORP..................     304,350
     3,830  Barnett Banks, Inc.............     201,554
     2,020  Comerica Inc...................     126,250
     4,118  CoreStates Financial Corp......     217,739
     1,992  Fifth Third Bancorp............     153,882
     2,404  First Bank System, Inc.........     197,128
     3,940  KeyCorp........................     214,238
    12,250  NationsBank Corp...............     721,219
     6,218  Norwest Corp...................     332,663
     5,973  PNC Bank Corp..................     250,119
     3,185  SunTrust Banks, Inc............     169,999
     2,752  Wachovia Corp..................     167,528
                                             ----------
                                              3,056,669
                                             ----------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.40%
       478  Adolph Coors Class B...........      11,651
     8,896  Anheuser-Busch Companies, Inc..     381,416
       833  Brown-Forman Corp Class B......      42,587

            BEVERAGE - BREWERS/
            DISTRIBUTORS - Continued
     6,625  Seagram Co. Ltd................  $  266,656
                                             ----------
                                                702,310
                                             ----------

            BEVERAGE - SOFT DRINKS - 2.12%
    41,299  Coca-Cola Co...................   2,818,657
    25,761  PepsiCo, Inc...................     946,717
                                             ----------
                                              3,765,374
                                             ----------

            BROADCASTING - 0.57
     5,984  Comcast Corp. Class A Special..     103,972
     2,347 *General Instrument Corp........      56,915
     9,367  Tele-Communications, Inc.
              Class A......................     141,676
     8,565  U S West Communications Group..     313,693
    10,363 *U S West Media Group...........     205,965
     6,150 *Viacom, Inc. Class B...........     182,578
                                             ----------
                                              1,004,799
                                             ----------

            BUILDING MATERIALS - 0.22%
       805  Armstrong World Industries,
              Inc..........................      54,740
     3,192  Lowe's Companies, Inc..........     125,685
     2,967  Masco Corp.....................     115,342
     2,868  Sherwin-Williams Co............      86,040
                                             ----------
                                                381,807
                                             ----------

            CHEMICAL - MAJOR - 1.32%
     4,119  Dow Chemical Co................     343,422
     9,331  E.I. du Pont de Nemours
              and Co.......................   1,015,913
       142  Goodrich (B.F.) Co.............       6,106
     1,853  Hercules, Inc..................      86,859
     9,508  Monsanto Co....................     418,352
     2,610  Morton International, Inc......      84,173
     3,335  PPG Industries, Inc............     193,847
     1,043  Rohm and Haas Co...............      89,959
     2,020  Union Carbide Corp.............      94,435
                                             ----------
                                              2,333,066
                                             ----------

            CHEMICAL - MISCELLANEOUS - 0.38%
     1,961  Air Products and Chemicals,
              Inc..........................     152,468
     1,388  Eastman Chemical Co............      82,586
     1,153  Ecolab Inc.....................      47,994
       364  FMC Corp.......................      26,208
     1,131  Great Lakes Chemical Corp......      55,278
       773  Millipore Corp.................      33,336

===============================================================================
58   TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS CONTINUED    May 31, 1997
===============================================================================


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - Continued
     1,204  Nalco Chemical Co..............  $   44,699
     2,286  Praxair, Inc...................     120,301
     1,836  Sigma Aldrich Corp.............      56,228
     1,187  W. R. Grace & Co...............      62,021
                                             ----------
                                                681,119
                                             ----------

            COAL - 0.01%
       190  NACCO Industries, Inc. Class A.       9,666
                                             ----------

            CONGLOMERATES - 0.62%
     4,980  Allied Signal Inc..............     382,215
     1,781  Loews Corp.....................     173,202
     3,051  Tenneco Inc....................     136,532
     1,478  Textron Inc....................     175,143
     2,979  Tyco International Ltd.........     189,167
     1,954  Whitman Corp...................      47,140
                                             ----------
                                              1,103,399
                                             ----------

            CONSUMER FINANCE - 0.15%
       966  Beneficial Corp................      62,066
     5,761  MBNA Corp......................     195,154
                                             ----------
                                                257,220
                                             ----------

            CONTAINERS - METAL/GLASS - 0.22%
       545  Ball Corp......................      15,873
     3,892  Corning Inc....................     196,060
     2,393  Crown Cork & Seal Co., Inc.....     139,392
     1,007  Owens Corning..................      42,042
                                             ----------
                                                393,367
                                             ----------

            CONTAINERS - PAPER - 0.04%
       432  Bemis Co., Inc.................      17,280
       990  Temple-Inland Inc..............      59,895
                                             ----------
                                                 77,175
                                             ----------

            COSMETICS/TOILETRIES - 0.61%
       999  Alberto-Culver Co. Class B.....      28,472
     1,957  Avon Products, Inc.............     124,759
     9,446  Gillette Co....................     839,513
     2,071  International Flavors &
             Fragrances, Inc...............      91,901
                                             ----------
                                              1,084,645
                                             ----------

            DRUGS - 4.29%
     1,175  Allergan, Inc..................  $   34,809
     1,414 *ALZA Corp......................      41,713
    10,378  American Home Products Corp....     791,323
     4,526 *Amgen Inc......................     302,676
       992  Bausch & Lomb Inc..............      39,928
    16,814 *Bristol Myers Squibb Co........   1,233,727
     1,889  CVS Corp.......................      90,436
     9,380  Eli Lilly and Co...............     872,340
    20,437  Merck & Co., Inc...............   1,836,775
    10,171  Pfizer, Inc....................   1,046,342
     9,311  Pharmacia & Upjohn, Inc........     322,393
     5,927  Schering-Plough Corp...........     537,875
     4,518  Warner-Lambert Co..............     455,189
                                             ----------
                                              7,605,526
                                             ----------

            ELECTRICAL EQUIPMENT - 2.44%
     2,737  AMP Inc........................     112,559
     1,984 *Cabletron Systems, Inc.........      87,296
     7,988  Emerson Electric Co............     431,352
    54,102  General Electric Co............   3,266,408
       850 *Intergraph Corp................       6,003
       810  National Service Industries,
              Inc..........................      35,539
       798  Raychem Corp...................      59,152
       550  Thomas & Betts Corp............      27,981
    11,102  Westinghouse Electric Corp.....     224,816
       948  W. W. Grainger Inc.............      76,077
                                             ----------
                                              4,327,183
                                             ----------

            ELECTRONIC INSTRUMENTS - 0.12%
       891  General Signal Corp............      37,533
       806  Perkin-Elmer Corp..............      61,256
       590  Tektronix, Inc.................      33,851
     2,376 *Thermo Electron Corp...........      81,972
                                             ----------
                                                214,612
                                             ----------

            ENTERTAINMENT - 0.92%
     1,939 *Harrah's Entertainment, Inc....      36,114
     2,366  Hasbro, Inc....................      68,614
       668 *King World Productions, Inc....      25,134
     4,261  Mattel, Inc....................     127,297
    10,063  Time Warner Inc................     467,930
    11,104  Walt Disney Co.................     909,140
                                             ----------
                                              1,634,229
                                             ----------

            FINANCE COMPANIES - 0.15%
     2,556  Green Tree Financial Corp......  $   89,460
     1,778  Household International, Inc...     174,689
                                             ----------
                                                264,149
                                             ----------

            FOODS - 1.52%
     8,113  Archer Daniels Midland Co......     162,260
     8,350  Campbell Soup Co...............     384,100
     4,291  Conagra, Inc...................     257,996
     2,669  CPC International Inc..........     229,534
     2,934  General Mills, Inc.............     185,576
     6,434  H J Heinz Co...................     276,662
     2,744  Hershey Foods Corp.............     154,007
     3,366  Kellogg Co.....................     248,243
       972  Pioneer Hi-Bred International,
              Inc..........................      67,797
     2,419  Quaker Oats Co.................      99,784
     2,000  Ralston Purina Co..............     170,500
     8,096  Sara Lee Corp..................     330,924
     2,076  Wm. Wrigley Jr. Co.............     123,003
                                             ----------
                                              2,690,386
                                             ----------

            FOOTWEAR - 0.20%
     5,331  NIKE, Inc. Class B.............     303,867
       995 *Reebok International Ltd.......      40,795
       887  Stride Rite Corp...............      13,527
                                             ----------
                                                358,189
                                             ----------

            FREIGHT - 0.09%
     2,074 *Federal Express Corp...........     108,626
     1,363  Ryder System, Inc..............      45,149
                                             ----------
                                                153,775
                                             ----------

            FUNERAL SERVICES - 0.09%
     4,345  Service Corp. International....     153,161
                                             ----------

            GOLD MINING - 0.16%
     6,383  Barrick Gold Corp..............     161,171
     1,600  Battle Mountain Gold Co........       9,600
     2,600 *Echo Bay Mines Ltd.............      15,925
     1,971  Homestake Mining Co............      27,348
     4,279  Placer Dome Inc................      78,092
                                             ----------
                                                292,136
                                             ----------

===============================================================================
May 31, 1997   TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS CONTINUED    59
===============================================================================


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            GOVERNMENT SPONSORED - 0.66%
    12,080  Federal Home Loan Mortgage
              Corp.........................  $  398,640
    17,625  Federal National Mortgage
             Association...................     768,891
                                             ----------
                                              1,167,531
                                             ----------

            HARDWARE & TOOLS - 0.09%
     1,684  Black & Decker Corp............      58,519
     1,084  Snap-on Inc....................      43,225
     1,588  Stanley Works..................      65,108
                                             ----------
                                                166,852
                                             ----------

            HEALTHCARE - 0.21%
     5,168 *HealthSouth Corp...............     118,218
     2,769 *Humana Inc.....................      62,649
     3,405  United HealthCare Corp.........     192,383
                                             ----------
                                                373,250
                                             ----------

            HEAVY DUTY TRUCKS/PARTS - 0.15%
       506  Cummins Engine Co., Inc........      32,258
     1,824  Dana Corp......................      65,892
     1,378  Eaton Corp.....................     109,896
       527 *Navistar International Corp....       8,761
     1,188  PACCAR Inc.....................      53,757
                                             ----------
                                                270,564
                                             ----------

            HOME BUILDERS - 0.02%
       516  Centex Corp....................      20,576
       695  Kaufman & Broad Home Corp......      10,425
       416  Pulte Corp.....................      13,156
                                             ----------
                                                 44,157
                                             ----------

            HOSPITAL MANAGEMENT -  0.35%
     1,800 *Beverly Enterprises, Inc.......      25,425
    10,936  Columbia/HCA Healthcare Corp...     400,531
     1,122  Manor Care, Inc................      32,117
       420  Shared Medical Systems Corp....      22,260
     5,381 *Tenet Healthcare Corp..........     147,978
                                             ----------
                                                628,311
                                             ----------

            HOSPITAL SUPPLIES - 1.75%
    12,924  Abbott Laboratories............     814,212
       119  Bard (C. R.), Inc..............       3,808
     4,110  Baxter International Inc.......     216,803
     2,297  Becton, Dickinson and Co.......     113,127

            HOSPITAL SUPPLIES - Continued
     2,100  Biomet, Inc....................  $   39,244
     3,573 *Boston Scientific Corp.........     190,709
    21,848  Johnson & Johnson..............   1,308,149
     1,322  Mallinckrodt, Inc..............      49,410
     3,816  Medtronic, Inc.................     282,384
     1,447 *St. Jude Medical, Inc..........      49,017
     1,122  United States Surgical Corp....      37,868
                                             ----------
                                              3,104,731
                                             ----------

            HOUSEHOLD PRODUCTS - 1.90%
       724  Clorox Co......................      91,405
     5,216  Colgate-Palmolive Co...........     323,392
     7,143  Minnesota Mining &
             Manufacturing Co..............     655,370
     2,510  Newell Co......................      96,008
    11,369  Procter & Gamble Co............   1,567,501
     2,790  Rubbermaid, Inc................      77,771
     1,112  Tupperware Corp................      40,310
     2,708  Unilever N V - ADR.............     524,675
                                             ----------
                                              3,376,432
                                             ----------

            INFORMATION PROCESSING - 5.77%
     1,300  Adobe Systems Inc..............      58,012
     1,603 *Amdahl Corp....................      16,029
     2,328 *Apple Computer, Inc............      38,702
       735  Autodesk, Inc..................      28,572
     5,129  Automatic Data Processing,
              Inc..........................     251,961
     2,582 *Bay Networks, Inc..............      63,258
     1,432 *Ceridian Corp..................      52,625
    10,889 *Cisco Systems, Inc.............     737,729
     3,001  Cognizant Corp.................     111,036
     4,497 *Compaq Computer Corp...........     486,799
     5,289  Computer Associates
             International, Inc............     289,572
     1,435 *Computer Sciences Corp.........     111,032
       614 *Data General Corp..............      13,123
     3,007 *Dell Computer Corp.............     338,287
     2,310 *Digital Equipment Corp.........      82,870
     4,561 *E M C Corp.....................     181,869
     8,198  First Data Corp................     327,919
     1,959  H & R Block Inc................      64,646
    17,365  Hewlett Packard Co.............     894,297
     2,365  Honeywell Inc..................     172,053
    16,674  International Business
              Machines Corp................   1,442,300

            INFORMATION PROCESSING - Continued
     1,002  Meredith Corp..................  $   25,927
    19,857 *Microsoft Corp.................   2,462,267
     6,384 *Novell, Inc ...................      50,273
    12,080 *Oracle Corp....................     563,229
     2,378 *Parametric Technology Corp.....     106,712
     2,453  Pitney Bowes Inc...............     172,322
     4,518 *Seagate Technology.............     183,543
     3,199 *Silicon Graphics, Inc..........      60,380
     6,778 *Sun Microsystems, Inc..........     218,590
     1,710 *Tandem Computers Inc...........      24,367
     3,244 *3Com Corp......................     157,333
     3,200  Unisys Corp....................      21,999
     5,983  Xerox Corp.....................     405,347
                                             ----------
                                             10,214,980
                                             ----------

            INSURANCE - CASUALTY - 0.23%
     2,584  Chubb Corp.....................     157,624
     2,353  SAFECO Corp....................     102,356
     1,483  St. Paul Companies, Inc........     106,220
     2,079  USF & G Corp...................      44,699
                                             ----------
                                                410,899
                                             ----------

            INSURANCE - LIFE - 0.46%
     2,797  Aetna Inc......................     282,497
     3,098  Conseco Inc....................     123,920
     1,264  Jefferson-Pilot Corp...........      80,422
     1,940  Lincoln National Corp..........     118,098
       735  Torchmark Corp.................      48,234
     1,187  Transamerica Corp..............     107,869
     1,218  USLIFE Corp....................      59,378
                                             ----------
                                                820,418
                                             ----------

            INSURANCE - MISCELLANEOUS - 0.29%
     1,397  General Reinsurance Corp.......     244,824
       772  MBIA, Inc......................      82,894
       953  MGIC Investment Corp...........      84,817
     1,307  UNUM Corp......................     103,416
                                             ----------
                                                515,951
                                             ----------

            INSURANCE - MULTILINE - 1.70%
     7,946  Allstate Corp..................     585,024
     7,427  American International Group,
              Inc..........................   1,005,430
     2,753  Aon Corp.......................     134,184
     1,343  CIGNA Corp.....................     233,346

===============================================================================
60    TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
===============================================================================


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            INSURANCE - MULTILINE - Continued
     2,203  Hartford Financial Services
              Group........................  $  171,834
     1,542  March & McLennan Companies,
             Inc...........................     203,159
     1,674  Providian Corp.................     100,231
    10,630  Travelers Group, Inc...........     583,321
                                             ----------
                                              3,016,529
                                             ----------

            LEISURE TIME - 0.03%
     1,843  Brunswick Corp.................      56,212
                                             ----------

            LODGING - 0.29%
     2,899 *HFS, Inc.......................     156,184
     3,710  Hilton Hotels Corp.............     104,808
     2,093 *ITT Corp.......................     124,795
     2,288  Marriott International, Inc....     132,132
                                             ----------
                                                517,919
                                             ----------

            MACHINE TOOLS - 0.01%
       644  Cincinnati Milacron Inc........      14,893
                                             ----------

            MACHINERY - AGRICULTURE - 0.18%
     1,311  Case Corp......................      77,349
     4,670  Deere & Co.....................     238,754
                                             ----------
                                                316,103
                                             ----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.25%
     3,020  Caterpillar Inc................     294,828
     1,503  Fluor Corp.....................      79,471
       726  Foster Wheeler Corp............      28,133
       879  Harnischfeger Industries Inc...      37,687
                                             ----------
                                                440,119
                                             ----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.41%
       517  Briggs & Stratton Corp.........      26,690
     1,407  Cooper Industries, Inc.........      71,757
     2,110  Dover Corp.....................     120,798
     4,560  Illinois Tool Works Inc........     226,290
     1,423  Ingersoll-Rand Co..............      77,554
     1,487  Johnson Controls, Inc..........      63,012
     2,295  Pall Corp......................      54,219
       803  Parker Hannifin Corp...........      42,258
       559  Timken Co......................      38,361
                                             ----------
                                                720,939
                                             ----------

            MEDICAL TECHNOLOGY - 0.06%
     1,403  Guidant Corp...................  $  108,908
                                             ----------

            MERCHANDISE - DRUG - 0.16%
       697  Longs Drug Stores Corp.........      16,554
     2,081  Rite Aid Corp..................      96,767
     3,502  Walgreen Co....................     163,719
                                             ----------
                                                277,040
                                             ----------

            MERCHANDISE - SPECIALTY - 0.77%
       989  American Greetings Corp.
              Class A......................      33,873
     1,351  Circuit City Stores, Inc.......      53,365
     3,866 *CostCo Companies, Inc..........     130,478
     5,165  Gap, Inc.......................     176,901
     8,004  Home Depot, Inc................     504,252
     2,506  Ikon Office Solutions Inc......      72,674
       191  Jostens, Inc...................       4,703
     4,844  Limited, Inc...................      98,091
       933  Nordstrom, Inc.................      44,784
     1,041  Tandy Corp.....................      56,214
     1,289  TJX Companies, Inc.............      61,872
     4,333 *Toys "R" Us, Inc...............     134,865
                                             ----------
                                              1,372,072
                                             ----------

            MERCHANDISING - DEPARTMENT - 0.36%
     3,876  Dayton Hudson Corp.............     186,533
     2,030  Dillards, Inc. Class A.........      68,513
     3,816 *Federated Deparment Stores,
              Inc..........................     141,192
     4,357  May Department Stores Co.......     205,324
       658  Mercantile Stores Co., Inc.....      35,368
                                             ----------
                                                636,930
                                             ----------

            MERCHANDISING - FOOD - 0.38%
     4,603  Albertsons, Inc................     154,201
     2,621  American Stores Co.............     119,256
       675  Fleming Companies, Inc.........      12,825
     1,070  Giant Food Inc. Class A........      35,243
       683  Great Atlantic & Pacific Tea
              Co., Inc.....................      18,868
     4,642 *Kroger Co......................     118,951
     1,196  Supervalu Inc..................      39,917
     3,257  SYSCO Corp.....................     113,588
     1,579  Winn-Dixie Stores, Inc.........      60,397
                                             ----------
                                                673,246
                                             ----------

            MERCHANDISING - MASS - 1.14%
     7,272 *CUC International Inc..........$    167,256
     3,648  J.C. Penney Co., Inc...........     187,872
     5,476  KMart Corp.....................      76,664
     7,196  Sears Roebuck and Co...........     353,504
    39,674  Wal-Mart Stores, Inc...........   1,180,302
     2,461 *Woolworth Corp.................      59,372
                                             ----------
                                              2,024,970
                                             ----------

            METALS - ALUMINUM - 0.26%
     4,043  Alcan Aluminium Ltd............     145,043
     3,190  Aluminum Co. of America........     234,864
     1,142  Reynolds Metals Co.............      77,513
                                             ----------
                                                457,420
                                             ----------

            METALS - COPPER - 0.11%
       765  ASARCO Inc.....................      23,811
     1,773  Newmont Mining Corp............      69,369
     1,159  Phelps Dodge Corp..............      96,921
                                             ----------
                                                190,101
                                             ----------

            METALS - MISCELLANEOUS - 0.15%
     1,666  Cyprus Amax Minerals Co........      40,609
     1,574  Engelhard Corp.................      34,038
     3,453  Freeport-Mcmoran Copper &
              Gold Inc. Class B............     100,569
     3,007  Inco Limited...................      99,231
                                             ----------
                                                274,447
                                             ----------

            METALS - STEEL - 0.15%
     3,179  Allegheny Teldyne Inc..........      81,859
     1,995  Bethlehem Steel Corp...........      19,950
     1,467  Nucor Corp.....................      86,553
     1,515  USX-US Steel Group, Inc........      48,859
     1,800  Worthington Industries, Inc....      33,300
                                             ----------
                                                270,521
                                             ----------

            MISCELLANEOUS - 0.31%
     7,821  American Express Co............     543,560
                                             ----------

            MOBILE HOMES - 0.01%
       635  Fleetwood Enterprises, Inc.....      17,145
                                             ----------

            NATURAL GAS - DIVERSIFIED - 0.22%
     1,781  Coastal Corp...................      89,273
       363  Eastern Enterprises............      12,524

===============================================================================
May 31, 1997   TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS CONTINUED    61
===============================================================================


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            NATURAL GAS - DIVERSIFIED - Continued
     1,245  ENSEARCH Corp..................  $   26,612
     2,500  NorAm Energy Corp..............      38,125
     2,800  PanEnergy Corp.................     130,900
     1,541  Sonat Inc......................      88,608
                                             ----------
                                                386,042
                                             ----------

            OIL - INTEGRATED DOMESTIC - 1.29%
     1,664  Amerada Hess Corp..............      89,024
     8,944  Amoco Corp.....................     799,370
     1,162  Ashland Oil, Inc...............      55,631
     2,554  Atlantic Richfield Co..........     371,607
     2,232  Burlington Resources,  Inc.....     103,788
       867  Kerr-McGee Corp................      56,138
     6,007  Occidental Petroleum Corp......     139,663
     1,573 *Oryx Energy Co.................      36,376
       832  Pennzoil Co....................      46,072
     4,784  Phillips Petroleum Co..........     203,320
       900 *Santa Fe Energy Resources,
              Inc..........................      13,613
       804  Sun Co., Inc...................      24,020
     4,560  Unocal Corp....................     194,370
     5,111  USX-Marathon Group.............     152,052
                                             ----------
                                              2,285,044
                                             ----------

            OIL - INTEGRATED
            INTERNATIONAL - 3.56%
    11,359  Chevron Corp...................     795,130
    39,828  Exxon Corp.....................   2,359,809
     6,750  Mobil Corp.....................     944,156
     8,648  Royal Dutch Petroleum Co.
              - ADR........................   1,688,522
     4,837  Texaco Inc.....................     527,838
                                             ----------
                                              6,315,455
                                             ----------

            OIL - SERVICE - PRODUCTS - 0.27%
     4,001  Schlumberger Ltd...............     476,619
                                             ----------

            OIL - SERVICES - 0.28%
     2,660  Baker Hughes Inc...............      99,750
     3,177  Dresser Industries, Inc........     108,812
     2,007  Halliburton Co.................     155,292
       981  McDermott International, Inc...      27,223
     1,529 *Rowan Companies, Inc...........      35,358
       958 *Western Atlas Inc..............      65,024
                                             ----------
                                                491,459
                                             ----------

            OIL/GAS PRODUCERS - 0.08%
       445  Helmerich & Payne, Inc.........  $   24,976
       611  Louisiana Land & Exploration
              Co...........................      31,467
     3,211  Union Pacific Resources Group
              Inc..........................      92,718
                                             ----------
                                                149,161
                                             ----------

            PAPER/FOREST PRODUCTS - 0.89%
     1,963  Avery Dennison Corp............      73,858
       666  Boise Cascade Corp.............      25,308
     1,207  Champion International Corp....      59,596
     1,533  Georgia-Pacific Corp...........     135,287
     4,862  International Paper Co.........     233,376
     1,538  James River Corp. of Virginia..      54,022
    10,334  Kimberly-Clark Corp............     517,992
     2,043  Louisiana Pacific Corp.........      39,839
       634  Mead Corp......................      40,418
       515  Potlatch Corp..................      22,081
     1,872 *Stone Container Corp...........      25,740
     1,044  Union Camp Corp................      54,810
     1,221  Westvaco Corp..................      38,156
     3,644  Weyerhaeuser Co................     181,745
       989  Willamette Industries, Inc.....      73,681
                                             ----------
                                              1,575,909
                                             ----------

            PHOTOGRAPHY - 0.28%
     5,834  Eastman Kodak Co...............     483,493
       146  Polaroid Corp..................       7,446
                                             ----------
                                                490,939
                                             ----------

            POLLUTION CONTROL - 0.25%
     2,659  Browning-Ferris Industries Inc.      87,082
     5,700  Laidlaw Inc. Class B...........      76,950
       941  Safety-Kleen Corp..............      14,703
     8,331  Waste Management, Inc..........     264,509
                                             ----------
                                                443,244
                                             ----------

            PUBLISHING - NEWS - 0.37%
     1,727  Dow Jones & Co., Inc...........      67,137
     2,619  Gannett Co., Inc...............     242,258
     1,696  Knight-Ridder, Inc.............      73,140
     1,729  New York Times Co. Class A.....      79,642
     1,767  Times Mirror Co................      99,173
     2,201  Tribune Co.....................      95,193
                                             ----------
                                                656,543
                                             ----------

            PUBLISHING/PRINTING - 0.23%
     1,519  Deluxe Corp....................  $   49,368
     3,086  Dun & Bradstreet Corp..........      80,622
     1,271  Harcourt General, Inc..........      60,214
       526  John H. Harland Co.............      12,032
     1,878  McGraw-Hill, Inc...............     102,586
     1,796  Moore Corp. Ltd................      39,961
     1,696  RR Donnelley & Sons Co.........      62,964
                                             ----------
                                                407,747
                                             ----------

            RAILROAD - 0.55%
     2,833  Burlington Northern Santa Fe...     235,139
     3,976  CSX  Corp......................     210,728
     2,335  Norfolk Southern Corp..........     226,787
     4,346  Union Pacific Corp.............     294,442
                                             ----------
                                                967,096
                                             ----------

            RESTAURANTS - 0.37%
     2,957  Darden Restaurants, Inc........      24,765
    11,361  McDonald's Corp................     570,890
     2,400  Wendy's International, Inc.....      56,100
                                             ----------
                                                651,755
                                             ----------

            SAVINGS & LOAN - 0.14%
       625  Golden West Financial Corp.....      42,344
     2,561  Great Western Financial Corp...     124,209
     1,985  H.F. Ahmanson & Co.............      80,889
                                             ----------
                                                247,442
                                             ----------

            SECURITES RELATED - 0.46%
     5,518  Dean Witter, Discover & Co.....     227,618
     2,815  Merrill Lynch & Co., Inc.......     298,390
     2,724  Morgan Stanley Group Inc.......     183,870
     2,038  Salomon Inc....................     109,288
                                             ----------
                                                819,166
                                             ----------

            SEMICONDUCTORS - 2.21%
     2,557 *Advanced Micro Devices, Inc....     102,280
     3,133 *Applied Materials, Inc.........     204,428
    13,901  Intel Corp.....................   2,106,002
     2,210 *LSI Logic Corp.................      92,268
     3,844 *Micron Technology, Inc.........     163,370
    10,390  Motorola, Inc..................     689,636
     2,537 *National Semiconductor Corp....      71,353
     3,517  Rockwell International Corp....     226,847

===============================================================================
62    TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
===============================================================================


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            SEMICONDUCTORS - Continued
     2,914  Texas Instruments Inc.......... $   261,896
                                            -----------
                                              3,918,080
                                            -----------

            TELECOMMUNICATIONS - 1.16%
     7,049 *Airtouch Communications, Inc...     196,491
     3,484  ALLTEL Corp....................     114,537
     1,624 *Andrew Corp....................      44,254
     2,147 *DSC Communications Corp........      54,883
     2,978  Frontier Corp..................      54,721
    10,504  Lucent Technologies, Inc.......     668,317
     3,917  Northern Telecom Ltd...........     329,028
     1,381  Scientific-Atlanta, Inc........      25,031
     2,604 *Tellabs, Inc...................     130,851
    14,968 *WorldCom, Inc..................     443,427
                                            -----------
                                              2,061,540
                                            -----------

            TEXTILE - PRODUCTS - 0.01%
       683  Russell Corp...................      20,917
                                            -----------

            TOBACCO - 1.12%
     2,757  Fortune Brands, Inc............     135,093
    39,929  Philip Morris Cos Inc..........   1,756,876
     3,427  UST Inc........................      97,670
                                            -----------
                                              1,989,639
                                            -----------

            TRUCKERS - 0.01%
       700  Caliber System, Inc............      22,400
                                            -----------

            UTILITIES - COMMUNICATION - 3.17%
    29,854  AT & T Corp....................   1,100,866
     9,959  Ameritech Corp.................     652,315
     5,506  Bell Atlantic Corp.............     385,420
    16,527  BellSouth Corp.................     749,913
    17,487  GTE Corp.......................     771,614
    11,257  MCI Communications Corp........     431,987
     5,097  NYNEX Corp.....................     273,964
    14,857  SBC Communications, Inc........     869,135
     7,920  Sprint Corp....................     387,090
                                            -----------
                                              5,622,304
                                            -----------

            UTILITIES - ELECTRIC  - 1.47%
     3,449  American Electric Power, Inc...     140,547
     2,698  Baltimore Gas and Electric Co..      70,823
     2,806  Carolina Power & Light Co......      97,509
     3,792  Central & South West Corp......      80,580

            UTILITIES - ELECTRIC  - Continued
     2,918  Cinergy Corp................... $   102,130
     4,299  Consolidated Edison Co. of
             New York, Inc.................     125,208
     3,308  Dominion Resources, Inc........     114,540
     2,593  DTE Energy Co..................      69,039
     3,602  Duke Power Co..................     162,090
     7,917  Edison International...........     185,060
     4,227  Entergy Corp...................     111,487
     2,670  FPL Group, Inc.................     124,155
     2,154  GPU Inc........................      75,390
     4,315  Houston Industries, Inc........      89,536
     1,200 *Niagara Mohawk Power Corp......      10,500
     1,234  Northern States Power Co.......      60,466
     2,826  Ohio Edison Co.................      60,053
     4,835  P G & E Corp...................     111,809
     3,000  P P & L Resources Inc..........      60,375
     5,445  PacifiCorp.....................     108,219
     4,077  Peco Energy Co.................      77,463
     4,381  Public Service Enterprise
              Group........................     108,430
    12,108  Southern Co....................     257,295
     4,014  Texas Utilities Co.............     137,981
     1,925  Union Electric Co..............      70,502
                                            -----------
                                              2,611,187
                                            -----------

            UTILITIES - GAS, DISTRIBUTION - 0.02%
       890  NICOR Inc......................      30,594
                                            -----------

            UTILITIES - GAS, PIPELINE - 0.30%
       987  Columbia Gas System, Inc.......      63,538
     1,695  Consolidated Natural Gas Co....      90,047
     4,547  Enron Corp.....................     185,290
     1,520  Pacific Enterprises............      49,780
       625  Peoples Energy Corp............      22,188
     2,913  Williams Companies, Inc........     128,536
                                            -----------
                                                539,379
                                            -----------

            TOTAL COMMON STOCKS
            (Cost $82,495,326)............. 108,735,366
                                            -----------

     PAR
    VALUE
    -----
            CORPORATE BONDS - 18.33%

            AUTO - CARS - 1.12%
$2,000,000  Ford Motor Co.,
             7.25% due 10/01/08............   1,987,740
                                            -----------

            BANKS - OTHER - 2.98%
$1,000,000  BankAmerica Corp.,
             6.63% due 05/30/01............ $   991,160
 3,000,000  Malayan Banking Berhad,
             7.13% due 09/15/05............   2,952,600
 1,500,000  Santander Finance Issuance,
             6.38% due 02/15/11............   1,348,725
                                            -----------
                                              5,292,485
                                            -----------

            BANKS - REGIONAL - 1.14%
 2,000,000  NationsBank Corp.,
             7.75% due 08/15/15............   2,014,300
                                            -----------

            ENTERTAINMENT - 1.78%
 3,000,000  News America Holdings, Inc.,
             9.13% due 10/15/99............   3,159,120
                                            -----------

            FINANCE COMPANIES - 5.89%
 3,000,000  AT&T Capital Corp.,
             6.80% due 02/01/01............   2,989,830
 2,000,000  CIT Group Holdings, Inc.,
             6.63% due 06/28/99............   2,005,300
 1,000,000  Ford Motor Credit Co.,
             6.25% due 11/08/00............     983,810
 1,500,000  GE Capital Mortgage Services,
             6.46% due 02/25/01............   1,492,734
 3,000,000  International Lease Finance,
             Corp., 6.45% due 09/11/00.....   2,972,520
                                            -----------
                                             10,444,194
                                            -----------

            HOSPITAL MANAGEMENT - 0.88%
 1,650,000  Columbia/HCA Healthcare Corp.,
             7.19% due 11/15/15............   1,563,920
                                            -----------

            MERCHANDISING - MASS - 0.57%
 1,000,000  Sears Roebuck, and Co.,
             7.35% due 03/23/00............   1,015,550
                                            -----------

            OIL - INTEGRATED
            DOMESTIC - 1.12%
 2,000,000  Union Oil California,
             7.20% due 05/15/05............   1,990,500
                                            -----------

===============================================================================
May 31, 1997   TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS CONTINUED    63
===============================================================================


    PAR                                        MARKET
   VALUE                                       VALUE
--------------------------------------------------------
            SECURITIES RELATED - 1.17%
            Bear Stearns Co. Inc:
$1,000,000    9.38% due 06/01/01........... $  1,084,150
 1,000,000    6.75% due 05/01/01...........      994,120
                                            ------------
                                               2,078,270
                                            ------------

            UTILITIES - COMMUNICATION - 1.07%
 2,000,000  Bellsouth Telecommunications,
             Inc., 7.00% due 10/01/25......    1,895,340
                                            ------------

            UTILITIES - GAS, PIPELINE - 0.61%
 1,000,000  Williams Companies, Inc.,
             8.88% due 09/15/12............    1,087,800
                                            ------------

            TOTAL CORPORATE BONDS
            (Cost $32,981,637).............   32,529,219
                                            ------------

            UNITED STATES GOVERNMENT -
            LONG TERM - 13.48%

            GOVERNMENT SPONSORED - 3.68%
            Federal Home Loan Mortgage
             Corp (Pools/REMICS):
   191,530    7.50% due 09/01/25...........      191,410
   490,081    7.50% due 09/01/25...........      489,772
   366,671    7.50% due 09/01/25...........      366,440
   492,061    7.50% due 09/01/25...........      491,751
            Federal National Mortgage
              Association:
 2,000,000    7.00% due 05/10/01...........    2,005,320
 3,000,000    6.90% due 10/09/01...........    2,986,860
                                            ------------
                                               6,531,553
                                            ------------

            UNITED STATES NOTES - 9.80%
            United States Treasury Notes:
 1,500,000    8.13% due 08/15/19...........    1,686,795
 1,000,000    8.00% due 08/15/99...........    1,035,310
 2,000,000    7.25% due 05/15/16...........    2,057,820
 1,000,000    6.75% due 05/31/99...........    1,010,000
 4,000,000    6.50% due 08/15/05...........    3,961,240
 2,200,000    6.38% due 04/30/99...........    2,207,216
 1,500,000    6.25% due 02/15/03...........    1,479,615
 2,000,000    5.75% due 12/31/98...........    1,990,620
 1,000,000    5.75% due 08/15/03...........      959,370
 1,000,000    5.50% due 04/15/00...........      978,120
                                            ------------
                                              17,366,106
                                            ------------

            TOTAL UNITED STATES
            GOVERNMENT - LONG TERM
            (Cost $23,964,578)............. $ 23,897,659
                                            ------------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 6.30%

            BANKS - REGIONAL - 1.52%
$2,701,000  BANC ONE CORP.,
             5.55% due 06/02/97............    2,700,582
                                            ------------

            FINANCE COMPANIES - 2.02%
            General Motors Acceptance Corp:
 2,204,000    5.63% due 06/05/97...........    2,202,618
 1,382,000    5.62% due 06/09/97...........    1,380,273
                                            ------------
                                               3,582,891
                                            ------------

            SECURITIES RELATED - 2.76%
            Merrill Lynch & Co., Inc:
 1,691,000    5.58% due 06/04/97...........    1,690,212
 2,255,000    5.52% due 06/06/97...........    2,253,269
   952,000    5.50% due 06/03/97 ..........      951,710
                                            ------------
                                               4,895,191
                                            ------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $11,178,664).............   11,178,664
                                            ------------

            UNITED STATES GOVERNMENT -
            SHORT TERM -  0.11%

            U.S. TREASURY BILLS - 0.11%
   200,000  United States Treasury  Bills,
             4.99% due 08/21/97
             (Cost $197,751)...............      197,751
                                            ------------

            TOTAL INVESTMENTS
            (Cost $ 150,817,956) - 99.54%..  176,538,659
            Other assets less liabilities,
             net - 0.46%...................      808,024
                                            ------------

            NET ASSETS (equivalent
             to $ 12.57 per share on
             14,106,892 shares
             outstanding) - 100%........... $177,346,683
                                            ============

           *Non-income producing

                                              UNREALIZED
  CONTRACTS                                  APPRECIATION
---------------------------------------------------------
FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/97)
    3(2)    S&P 500 Index Futures
             (June/$850.60)................  $  102,600
                                             ----------

            (1)U.S.Treasury Bills with a market value of approximately $200,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2)Per 500

===============================================================================
NET ASSETS REPRESENTED BY:

Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  14,106,892 shares outstanding ............................        $    141,069
Additional paid in capital .................................         141,362,223
Undistributed net realized gain on securities ..............           9,979,602
Undistributed net investment income ........................              40,486
Unrealized appreciation of:
  Investments............................  $25,720,703
  Futures ...............................      102,600                25,823,303
                                           -----------              ------------

NET ASSETS APPLICABLETOSHARES
  OUTSTANDING...............................................        $177,346,683
                                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
64                    TIMED OPPORTUNITY - FINANCIAL STATEMENTS
===============================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997


INVESTMENT INCOME:
Dividends .................................................          $ 2,197,882
Interest ..................................................            4,673,462
                                                                     -----------
  Total investment income .................................            6,871,344
                                                                     -----------

EXPENSES:
Advisory fees .............................................              900,822
Custodian and accounting services .........................               71,329
Reports to shareholders ...................................               23,470
Audit fees and tax services ...............................                5,439
Directors' fees and expenses ..............................                4,572
Miscellaneous .............................................               19,103
                                                                     -----------
  Total expenses ..........................................            1,024,735
NET INVESTMENT INCOME .....................................            5,846,609
                                                                     -----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments............................... $10,326,981
  Futures contracts.........................     201,568              10,528,549
                                             -----------
Net unrealized appreciation during the year:
  Investments...............................   9,739,302
  Futures contracts.........................     101,100               9,840,402
                                             -----------             -----------
   Net realized and unrealized gain during the year........           20,368,951
                                                                     -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........          $26,215,560
                                                                     ===========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                             1997             1996
                                                                         -------------    -------------
OPERATIONS:
Net investment income ................................................   $   5,846,609    $   6,782,286
Net realized gain on securities ......................................      10,528,549       20,179,137
Net unrealized appreciation of securities during the year ............       9,840,402        3,925,617
                                                                         -------------    -------------
  Increase in net assets resulting from operations ...................      26,215,560       30,887,040
                                                                         -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................................      (5,861,358)      (6,883,971)
Net realized gain on securities ......................................     (19,664,171)      (3,314,027)
                                                                         -------------    -------------
  Decrease in net assets resulting from distributions
   to shareholders ...................................................     (25,525,529)     (10,197,998)
                                                                         -------------    -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .....................................       3,274,322        4,919,015
Proceeds from capital stock issued for distributions reinvested ......      25,525,529       10,197,998
                                                                         -------------    -------------
                                                                            28,799,851       15,117,013
Cost of capital stock repurchased ....................................     (42,167,070)     (29,175,524)
                                                                         -------------    -------------
  Decrease in net assets resulting from capital stock transactions ...     (13,367,219)     (14,058,511)
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................     (12,677,188)       6,630,531

NET ASSETS:
Beginning of year ....................................................     190,023,871      183,393,340
                                                                         -------------    -------------
End of year (including undistributed net investment income
  of $40,486 and $55,235) ............................................   $ 177,346,683    $ 190,023,871
                                                                         =============    =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .........................................         264,558          406,767
Shares issued for distributions reinvested ...........................       2,146,236          849,188
Shares of capital stock repurchased ..................................      (3,446,167)      (2,433,033)
                                                                         -------------    -------------
  Decrease in shares outstanding .....................................      (1,035,373)      (1,177,078)
Shares outstanding:
  Beginning of year ..................................................      15,142,265       16,319,343
                                                                         -------------    -------------
  End of year ........................................................      14,106,892       15,142,265
                                                                         =============    =============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
May 31, 1997     CAPITAL CONSERVATION FUND - STATEMENT OF NET ASSETS         65
===============================================================================


    PAR                                        MARKET
   VALUE                                       VALUE
-------------------------------------------------------
            CORPORATE BONDS - 83.99%

            AIRLINES - 5.89%
$1,500,000  Delta Air Lines, Inc.,
             9.75% due 5/15/21.............  $1,766,760
 2,000,000  Southwest Airlines Co.,
             8.75% due 10/15/03............   2,163,420
                                             ----------
                                              3,930,180
                                             ----------

            BANKS - OTHER - 7.22%
 1,500,000  Bank of Boston Corp.,
             8.25% due 12/15/26............   1,495,635
 1,000,000  BankAmerica Corp.,
             7.20% due 4/15/06.............     994,520
 1,500,000  Santander Finance Issuances,
             7.25% due 11/1/15.............   1,416,510
 1,000,000  Toronto Dominion Bank Ont,
             6.125% due 11/1/08............     910,090
                                             ----------
                                              4,816,755
                                             ----------

            BANKS - REGIONAL - 3.73%
 1,500,000  Barnett Capital Inc.,
             8.06% due 12/1/26.............   1,470,900
 1,000,000  SouthTrust Corp.,
             7.625% due 5/1/04.............   1,021,710
                                             ----------
                                              2,492,610
                                             ----------

            BROADCASTING - 2.95%
 2,000,000  Viacom Inc,
             7.75% due 6/1/05..............   1,967,560
                                             ----------

            BUILDING MATERIALS - 2.93%
 2,000,000  CSR America Inc.,
             6.875% due 7/21/05............   1,956,580
                                             ----------

            ENTERTAINMENT - 3.00%
 2,000,000  News America Holdings Inc.,
             8.25% due 8/10/18.............   2,001,360
                                             ----------

            FINANCE COMPANIES - 13.09%
 2,000,000  Capital One Bank,
             8.125% due 3/1/00.............   2,062,040
 1,000,000  CIT Group Holdings, Inc.,
             8.375% due 11/1/01............   1,054,590
 2,000,000  Finova Capital Corp.,
             9.125% due 2/27/02............   2,169,900

            FINANCE COMPANIES - Continued
$  500,000  Ford Motor Credit Co.,
             6.375% due 11/5/08............  $  462,770
 3,000,000  GE Capital Mortgage Services
             Inc., 6.46% due 2/25/01.......   2,985,703
                                             ----------
                                              8,735,003
                                             ----------

            HOSPITAL MANAGEMENT - 2.18%
 1,500,000  Columbia/HCA Healthcare
             Corp., 7.50% due 12/15/23.....   1,457,670
                                             ----------

            MERCHANDISE - DRUG - 0.71%
   500,000  IMCERA Group Inc.,
             6.00% due 10/15/03............     473,445
                                             ----------

            MERCHANDISING - DEPARTMENT - 3.31%
 2,000,000  Associated Dry Goods Corp.,
             8.85% due 3/1/06..............   2,209,200
                                             ----------

            MERCHANDISING - MASS - 4.63%
 1,000,000  Sears Roebuck and Co.,
             6.25% due 1/15/04.............     956,600
 2,000,000  Wal-Mart Stores, Inc.,
             9.10% due 7/15/00.............   2,136,040
                                             ----------
                                              3,092,640
                                             ----------

            METALS - STEEL - 3.04%
 2,000,000  Pohang Iron & Steel Limited,
             7.50% due 8/1/02..............   2,027,520
                                             ----------

            MISCELLANEOUS - 2.14%
 1,500,000  Hertz Corp.,
             6.00% due 1/15/03.............   1,425,645
                                             ----------

            PAPER/FOREST PRODUCTS - 3.45%
 2,000,000  Georgia-Pacific Corp.,
             9.50% due 12/1/11.............   2,304,760
                                             ----------

            SECURITIES RELATED - 5.15%
            Lehman Brothers Holdings Inc.:
 1,500,000   7.125% due 9/15/03............   1,487,385
 2,000,000   6.125% due 2/1/01.............   1,951,540
                                             ----------
                                              3,438,925
                                             ----------

            TELECOMMUNICATIONS - 3.02%
 2,000,000  Airtouch Communications,
             Inc., 7.50% due 7/15/06.......   2,013,020
                                             ----------

            UTILITIES - COMMUNICATION - 5.56%
$2,500,000  Century Telephone Enterprises,
             Inc., 7.20% due 12/1/25.......  $2,349,775
 1,500,000  GTE South, Inc.,
             6.00% due 2/15/08.............   1,362,045
                                             ----------
                                              3,711,820
                                             ----------

            UTILITIES - ELECTRIC - 6.07%
 1,000,000  Georgia Power Co.,
             6.125% due 9/1/99.............     991,090
 1,000,000  PSI Energy Inc.,
             5.35% due 9/23/98.............     987,610
 2,000,000  Tenaga Nasional Berhad,
             7.875% due 6/15/04............   2,075,800
                                             ----------
                                              4,054,500
                                             ----------

            UTILITIES - GAS, PIPELINE - 5.92%
 2,000,000  Columbia Gas System, Inc.,
             7.62% due 11/28/25............   1,904,700
 2,000,000  Enron Corp.,
             7.625% due 9/10/04............   2,050,060
                                             ----------
                                              3,954,760
                                             ----------

            TOTAL CORPORATE BONDS
            (Cost $57,231,956).............  56,063,953
                                             ----------

            UNITED STATES GOVERNMENT -
            LONG TERM - 13.26%

            FEDERAL AGENCIES - 2.45%
            Government National Mortgage
             Association:
   111,449  Pool #233862,
             9.50% due 5/15/18.............     120,182
     5,753  Pool #248341,
             9.50% due 6/15/18.............       6,204
     2,663  Pool #252064,
             9.50% due 6/15/18.............       2,872
   170,316  Pool #247397,
             9.50% due 7/15/18.............     183,662
    38,439  Pool #256190,
             9.50% due 8/15/18.............      41,451
    14,197  Pool #253172,
             9.50% due 10/15/18............      15,309
   274,065  Pool #185210,
             8.00% due 1/15/22.............     280,741

===============================================================================
66  CAPITAL CONSERVATION FUND - STATEMENT OF NET ASSETS CONTINUED  May 31, 1997
===============================================================================


    PAR                                        MARKET
   VALUE                                       VALUE
-------------------------------------------------------
            FEDERAL AGENCIES - Continued
$  968,491  Pool #421496,
             8.00% due 9/15/26............. $   985,439
                                            -----------
                                              1,635,860
                                            -----------

            GOVERNMENT SPONSORED - 10.05%
1,000,000   Federal Home Loan Mortgage Corp.
            (Pools/REMICS),
             5.75% due 12/15/16............     979,060
 2,000,000  Federal National Mortgage
             Association, 7.23%
             due 3/30/06...................   1,964,680
            Federal National Mortgage
            Association (Pools/REMICS):
   983,183   7.50% due 7/1/26..............     980,725
   945,033   7.00% due 5/1/11..............     940,402
   909,397   7.00% due 5/1/11..............     904,941
   941,209   7.00% due 6/1/11..............     936,597
                                            -----------
                                              6,706,405
                                            -----------

            UNITED STATES NOTES - 0.76%
   500,000  United States Treasury Notes,
             6.875% due 5/15/06............     506,640
                                            -----------

            TOTAL UNITED STATES
            GOVERNMENT - LONG TERM
            (Cost $8,793,748)..............   8,848,905
                                            -----------

            FOREIGN GOVERNMENT
            BOND - 0.76%

            CANADA - 0.76%
   500,000  New Brunswick Province,
             7.125% due 10/1/02
             (Cost $495,392)...............     505,635
                                            -----------

            TOTAL INVESTMENTS
            (Cost $66,521,096) - 98.01%....  65,418,493
            Other assets and liabilities,
             net - 1.99% ..................   1,328,963
                                            -----------

            NET ASSETS (equivalent
             to $9.31 per share on
             7,168,057 shares
             outstanding) - 100% .......... $66,747,456
                                            ===========

                                               MARKET
                                               VALUE
                                           ------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  7,168,057 shares outstanding............ $     71,681
Additional paid in capital................   68,530,834
Accumulated net realized loss on
  securities..............................     (776,445)
Undistributed net investment income.......       23,989
Unrealized depreciation of securities.....   (1,102,603)
                                           ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $ 66,747,456
                                           ============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                CAPITAL CONSERVATION FUND - FINANCIAL STATEMENTS             67
===============================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997


INVESTMENT INCOME:
Interest ...................................................        $4,962,895
                                                                    ----------
EXPENSES:
Advisory fees ..............................................           347,154
Custodian and accounting services ..........................            27,014
Reports to shareholders ....................................             8,609
Audit fees and tax services ................................             2,108
Directors' fees and expenses ...............................             1,787
Miscellaneous ..............................................             5,966
                                                                    ----------
  Total expenses ...........................................           392,638
NET INVESTMENT INCOME ......................................         4,570,257
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized loss on:
  Investments......................................$(28,682)
  Futures contracts................................ (99,075)          (127,757)
                                                   --------
Net unrealized appreciation during the year:
  Investments...................................... 724,354
  Futures contracts................................  36,094            760,448
                                                   --------         ----------
   Net realized and unrealized gain on securities
    during the year.........................................           632,691
                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............        $5,202,948
                                                                    ==========

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                     1997              1996
                                                                 ------------      ------------
OPERATIONS:
Net investment income ......................................     $  4,570,257      $  4,543,523
Net realized gain (loss) on securities .....................         (127,757)        2,248,102
Net unrealized appreciation (depreciation) of securities
  during the year ..........................................          760,448        (4,541,924)
                                                                 ------------      ------------
   Increase in net assets resulting from operations ........        5,202,948         2,249,701
                                                                 ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ......................................       (4,560,074)       (4,530,909)
                                                                 ------------      ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ...........................        5,054,950        14,391,888
Proceeds from capital stock issued for distributions
 reinvested ................................................        4,560,074         4,530,909
                                                                 ------------      ------------
                                                                    9,615,024        18,922,797
Cost of capital stock repurchased ..........................      (13,722,282)      (12,460,655)
                                                                 ------------      ------------
  Increase (decrease) in net assets resulting from
   capital stock transactions ..............................       (4,107,258)        6,462,142
                                                                 ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ....................       (3,464,384)        4,180,934

NET ASSETS:
Beginning of year ..........................................       70,211,840        66,030,906
                                                                 ------------      ------------
End of year (including undistributed net investment
  income of $23,989 and $13,806) ...........................     $ 66,747,456      $ 70,211,840
                                                                 ============      ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ...............................          540,826         1,491,047
Shares issued for distributions reinvested .................          488,804           474,239
Shares of capital stock repurchased ........................       (1,466,062)       (1,296,137)
                                                                 ------------      ------------
  Increase (decrease) in shares outstanding ................         (436,432)          669,149
Shares outstanding:
  Beginning of year ........................................        7,604,489         6,935,340
                                                                 ------------      ------------
  End of year ..............................................        7,168,057         7,604,489
                                                                 ============      ============

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
68        GOVERNMENT SECURITIES FUND - STATEMENT OF NET ASSETS     May 31, 1997
===============================================================================

PAR                                               MARKET
VALUE                                              VALUE
--------------------------------------------------------
            UNITED STATES GOVERNMENT -
            LONG TERM - 97.33%

            FEDERAL AGENCIES - 5.46%
$  274,065  Government National Mortgage
            Association Pool #185210,
             8.00% due 1/15/22.............$    280,741
            Tennessee Valley Authority:
 2,500,000   6.75% due 11/1/25.............   2,354,300
 2,000,000   6.375% due 6/15/05............   1,941,240
                                            -----------
                                              4,576,281
                                            -----------

            GOVERNMENT SPONSORED - 61.94%
            Federal Farm Credit Banks:
 1,150,000   7.10% due 11/2/02.............   1,170,481
 1,500,000   6.92% due 5/13/02.............   1,513,830
            Federal Home Loan Banks:
 1,155,000   7.26% due 9/6/01..............   1,179,902
 2,000,000   6.60% due 4/13/99.............   2,009,380
 3,000,000   5.695% due 12/19/00...........   2,917,980
            Federal Home Loan Mortgage Corp.:
 3,000,000   7.125% due 7/21/99............   3,045,930
 1,500,000   7.09% due 6/1/05..............   1,481,010
 1,500,000   6.90% due 3/26/03.............   1,482,885
 3,500,000   6.705% due 11/9/05............   3,389,540
 1,500,000   6.37% due 1/23/06.............   1,426,170
            Federal Home Loan Mortgage Corp.
             (Pools/REMICS):
 1,268,482   8.50% due 3/1/25..............   1,315,048
 1,016,815   8.00% due 2/1/25..............   1,038,107
   123,007   7.50% due 9/1/25..............     122,929
   442,173   7.50% due 9/1/25..............     441,894
   200,613   7.50% due 9/1/25..............     200,486
 2,000,000   7.00% due 9/15/23.............   1,980,000
   175,000   5.50% due 2/25/19.............     166,359
            Federal National Mortgage
            Association:
 1,000,000   9.05% due 4/10/00.............   1,065,940
 2,000,000   7.27% due 8/24/05.............   1,990,000
 3,500,000   7.17% due 6/12/01.............   3,507,105
 2,300,000   6.90% due 10/9/01.............   2,289,926
 2,000,000   6.85% due 9/12/05.............   1,951,880
 1,000,000   6.78% due 7/28/00.............     996,250
 3,000,000   6.45% due 6/10/03.............   2,907,180
 2,000,000   6.41% due 3/8/06..............   1,929,380

            GOVERNMENT SPONSORED - Continued
            Federal National Mortgage
            Association:
$2,500,000   6.40% due 12/10/01............$  2,454,300
 5,000,000   6.00% due 3/26/99.............   4,978,900
            Student Loan Marketing Association:
 1,000,000   7.50% due 3/8/00..............   1,025,310
 2,000,000   5.88% due 2/6/01..............   1,945,320
                                            -----------
                                             51,923,422
                                            -----------

            UNITED STATES BONDS,
            NOTES & STRIPS - 29.93%
            United States Treasury Bonds:
 1,800,000   9.00% due 11/15/18............   2,196,288
 4,000,000   8.75% due 8/15/20.............   4,793,120
 3,500,000   8.50% due 2/15/20.............   4,087,895
            United States Treasury Notes:
 1,000,000   8.25% due 7/15/98.............   1,024,690
 2,500,000   6.75% due 4/30/00.............   2,525,400
 1,000,000   6.375% due 1/15/00............   1,002,030
 6,000,000   5.875% due 11/15/99...........   5,942,820
 3,000,000   5.75% due 8/15/03.............   2,878,110
 1,500,000  United States Treasury Strips,
             0.00% due 11/15/09............     634,560
                                            -----------
                                             25,084,913
                                            -----------

            TOTAL UNITED STATES
            GOVERNMENT - LONG TERM
            (Cost $81,839,788).............  81,584,616
                                            -----------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 1.02%

            SECURITIES RELATED - 1.02%
   858,000  Merrill Lynch & Co., Inc.,
             5.65% due 6/2/97
             (Cost $857,865)...............     857,865
                                            -----------

            TOTAL INVESTMENTS
            (Cost $82,697,653) - 98.35%....  82,442,481
            Other assets and liabilities,
             net - 1.65% ..................   1,384,121
                                            -----------

            NET ASSETS (equivalent
             to $9.67 per share on
             8,672,214 shares
             outstanding) - 100% .......... $83,826,602
                                            ===========

                                                 MARKET
                                                  VALUE
-------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  8,672,214 shares outstanding............ $     86,722
Additional paid in capital................   86,056,002
Accumulated net realized loss on securities  (2,092,608)
Undistributed net investment income.......       31,658
Unrealized depreciation of securities.....     (255,172)
                                            -----------
NET ASSETS APPLICABLE TO
  SHARES OUTSTANDING......................  $83,826,602
                                            ===========





SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
               GOVERNMENT SECURITIES FUND - FINANCIAL STATEMENTS             69
===============================================================================



STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997


INVESTMENT INCOME:
Interest.............................................................  $ 5,558,419
                                                                       -----------

EXPENSES:
Advisory fees........................................................      417,356
Custodian and accounting services....................................       29,457
Reports to shareholders..............................................       11,112
Audit fees and tax services..........................................        2,917
Directors' fees and expenses.........................................        2,072
Miscellaneous........................................................        6,748
                                                                       -----------
  Total expenses.....................................................      469,662
NET INVESTMENT INCOME................................................    5,088,757
                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments.......................................... $    92,038
  Futures contracts....................................     (87,906)         4,132
                                                        -----------
Net unrealized appreciation during the year:
  Investments..........................................     461,189
  Futures contracts....................................      18,218        479,407
                                                        -----------    -----------
  Net realized and unrealized gain on securities during the year.....      483,539
                                                                       -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $ 5,572,296
                                                                       ===========



STATEMENT OF CHANGES IN NET ASSETS

For the fiscal year ended May 31:

                                                                      1997              1996
                                                                  ------------      ------------
OPERATIONS:
Net investment income .......................................     $  5,088,757      $  4,226,813
Net realized gain on securities .............................            4,132           788,071
Net unrealized appreciation (depreciation) of securities
  during the year ...........................................          479,407        (3,244,466)
                                                                  ------------      ------------
   Increase in net assets resulting from operations .........        5,572,296         1,770,418
                                                                  ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .......................................       (5,073,340)       (4,221,098)
                                                                  ------------      ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ............................       11,299,725        29,935,878
Proceeds from capital stock issued for distributions
   reinvested ...............................................        5,073,340         4,221,098
                                                                  ------------      ------------
                                                                    16,373,065        34,156,976
Cost of capital stock repurchased ...........................      (11,468,468)       (7,457,426)
                                                                  ------------      ------------
  Increase in net assets resulting from capital stock
   transactions .............................................        4,904,597        26,699,550
                                                                  ------------      ------------
TOTAL INCREASE IN NET ASSETS ................................        5,403,553        24,248,870

NET ASSETS:
Beginning of year ...........................................       78,423,049        54,174,179
                                                                  ------------      ------------
End of year (including undistributed net investment
  income of $31,658 and $16,241) ............................     $ 83,826,602      $ 78,423,049
                                                                  ============      ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ................................        1,165,828         3,005,467
Shares issued for distributions reinvested ..................          523,483           426,047
Shares of capital stock repurchased .........................       (1,180,771)         (745,798)
                                                                  ------------      ------------
  Increase in shares outstanding ............................          508,540         2,685,716
Shares outstanding:
  Beginning of year .........................................        8,163,674         5,477,958
                                                                  ------------      ------------
  End of year ...............................................        8,672,214         8,163,674
                                                                  ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
70  INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS   May 31, 1997
================================================================================

   PAR                                         MARKET
  VALUE                                         VALUE
-------------------------------------------------------
             GOVERNMENT BONDS - 86.35%

             AUSTRALIA - 2.62%
             Commonwealth:
A$ 1,000,000  12.00% due 7/15/99........... $   854,216
A$   400,000  10.00% due 10/15/07..........     356,950
A$   500,000  9.75% due 3/15/02............     424,614
A$   500,000  9.00% due 9/15/04............     417,777
A$   500,000  8.75% due 1/15/01............     408,778
A$   750,000  7.50% due 7/15/05............     576,356
A$   500,000  7.50% due 9/15/09............     379,641
A$   500,000  7.00% due 4/15/00............     389,066
A$   300,000 South Australia Finance
              Authority, 12.50%
              due 5/8/01...................     270,632
A$   400,000 South Australian Government,
              7.75% due 4/15/98............     309,810
A$   200,000 State Bank of New South Wales,
              7.00% due 6/30/99............     154,524
A$   150,000 State Bank of South Australia,
              7.25% due 6/15/00............     115,965
                                            -----------
                                              4,658,329
                                            -----------

             AUSTRIA - 2.46%
             Republic of Austria:
As 2,500,000  8.50% due 2/21/01............     236,355
DM 1,000,000  7.25% due 5/3/07.............     638,055
As 2,000,000  7.125% due 7/12/04...........     181,818
As 1,500,000  7.00% due 2/14/00............     134,109
As 2,200,000  7.00% due 1/20/03............     199,265
As 2,000,000  7.00% due 5/16/05............     180,232
As 2,000,000  6.875% due 4/19/02...........     180,829
As 2,000,000  6.50% due 11/17/05...........     174,719
As 6,000,000  6.25% due 5/31/06............     514,406
As 1,000,000  5.75% due 3/22/99............      86,239
As 1,500,000  5.375% due 11/23/98..........     128,283
Y.     100MM  4.75% due 12/20/04...........     978,961
Y.      50MM  4.50% due 9/28/05............     488,407
As 3,000,000  4.375% due 2/28/02...........     245,918
                                            -----------
                                              4,367,596
                                            -----------

             BELGIUM - 3.61%
             Kingdom of Belgium:
Bf10,000,000  10.00% due 8/2/00............     330,575
Bf25,000,000  8.75% due 6/25/02............     826,296
Bf10,000,000  8.00% due 12/24/12...........     324,398
Bf10,000,000  8.00% due 3/28/15............     324,483
Bf10,000,000  7.75% due 12/22/00...........     313,403
Bf25,000,000  7.75% due 10/15/04...........     798,952
Bf20,000,000  7.50% due 7/29/08............     627,203
Bf22,000,000  7.00% due 4/29/99............     660,125
Bf15,000,000  7.00% due 5/15/06............     457,183
Bf20,000,000  6.50% due 3/31/05............     594,559
Bf20,000,000  6.25% due 3/28/07............     576,141
Bf20,000,000  5.00% due 3/28/01............     575,234
                                            -----------
                                              6,408,552
                                            -----------

             CANADA - 4.85%
C$   800,000 British Columbia Province,
              9.85% due 5/1/98.............     609,562
              Government of Canada:
C$   550,000  9.50% due 6/1/10.............     490,967
C$   500,000  9.00% due 12/1/04............     420,171
C$   500,000  9.00% due 6/1/25.............     447,543
C$ 1,000,000  8.75% due 12/1/05............     834,254
C$   500,000  8.50% due 3/1/00.............     392,907
C$ 1,000,000  8.50% due 4/1/02.............     803,771
C$ 1,000,000  8.00% due 6/1/23.............     806,977
C$ 1,000,000  7.75% due 9/1/99.............     767,598
C$   500,000  7.50% due 9/1/00.............     384,932
C$ 1,000,000  7.50% due 3/1/01.............     770,891
C$ 1,000,000  7.25% due 6/1/03.............     766,143
C$ 1,000,000  7.00% due 12/1/06............     750,524
C$   500,000  6.50% due 6/1/04.............     367,503
                                            -----------
                                              8,613,743
                                            -----------

             DENMARK - 3.21%
             Kingdom of Denmark:
DK 2,500,000  9.00% due 11/15/98...........     409,837
DK 2,500,000  9.00% due 11/15/00...........     434,379
DK 5,000,000  8.00% due 11/15/01...........     853,932
DK 2,500,000  8.00% due 5/15/03............     427,811
DK 3,000,000  8.00% due 3/15/06............     509,041
DK 3,000,000  7.00% due 12/15/04...........     485,167
DK 1,250,000  7.00% due 11/10/24...........     183,526
L.   250,000  6.75% due 8/24/98............     407,686
DK 2,000,000  6.00% due 12/10/99...........     318,007
DK 5,000,000  6.00% due 11/15/02...........     788,871
Ff 5,000,000  5.50% due 10/26/99...........     893,460
                                            -----------
                                              5,711,717
                                            -----------


             FINLAND - 1.96%
             Republic of Finland:
FIM 1,000,000  11.00% due 1/15/99........... $   215,487
FIM 2,000,000  10.00% due 9/15/01...........     462,739
FIM 1,000,000  9.50% due 3/15/04............     233,008
L.    250,000  8.00% due 4/7/03.............     417,911
FIM 1,000,000  7.25% due 4/18/06............     206,510
Ff  5,000,000  7.00% due 6/15/04............     936,212
Y.      100MM  6.00% due 1/29/02............   1,006,870
                                             -----------
                                               3,478,737
                                             -----------

             FRANCE - 4.56%
             Government of France:
Ff 4,600,000  9.50% due 1/25/01............     929,225
Ff 3,500,000  8.50% due 11/25/02...........     706,776
Ff 1,500,000  8.50% due 12/26/12...........     318,022
Ff 8,000,000  7.75% due 4/12/00............   1,516,988
Ff 3,000,000  7.25% due 4/25/06............     575,157
Ff 7,000,000  6.75% due 10/25/03...........   1,307,606
Ff 2,000,000  6.50% due 10/25/06...........     366,477
Ff 8,500,000  6.00% due 10/25/25...........   1,341,695
Ff 2,000,000  5.50% due 4/25/04............     348,422
Ff 2,000,000  5.50% due 4/25/07............     338,413
Ff 2,000,000  4.50% due 10/12/98...........     349,773
                                            -----------
                                              8,098,554
                                            -----------

             GERMANY - 11.83%
             Federal Republic of Germany:
DM 1,000,000  7.75% due 10/1/02............     657,480
DM 2,000,000  7.50% due 9/9/04.............   1,301,972
DM 3,100,000  7.125% due 12/20/02..........   1,987,584
DM 2,000,000  7.00% due 1/13/00............   1,257,036
DM 3,000,000  6.875% due 2/24/99...........   1,849,219
DM 1,000,000  6.75% due 7/15/04............     627,114
DM 3,000,000  6.50% due 3/15/00............   1,866,596
DM 3,000,000  6.50% due 7/15/03............   1,864,490
DM 2,000,000  6.50% due 10/14/05...........   1,224,153
DM 1,000,000  6.25% due 4/26/06............     601,135
DM 2,000,000  6.25% due 1/4/24.............   1,100,111
DM 2,500,000  6.00% due 2/20/98............   1,490,551
DM 1,000,000  6.00% due 11/12/03...........     606,495
DM 1,000,000  6.00% due 1/4/07.............     588,380
DM 4,000,000  6.00% due 6/20/16............   2,207,478
DM 2,000,000  5.00% due 1/14/99............   1,196,419

================================================================================
May 31, 1997         INTERNATIONAL GOVERNMENT BOND FUND -                    71
                       STATEMENT OF NET ASSETS CONTINUED
================================================================================



   PAR                                         MARKET
  VALUE                                         VALUE
-------------------------------------------------------

             GERMANY - Continued
DM 1,000,000  5.00% due 5/21/01............ $   596,688
                                            -----------
                                             21,022,901
                                            -----------

             IRELAND - 0.57%
             Republic of Ireland:
IL.   100,000  8.25% due 8/18/15...........     169,507
IL.   100,000  8.00% due 8/18/06...........     163,776
IL.   150,000  6.50% due 10/18/01..........     230,282
IL.   150,000  6.25% due 4/1/99............     227,228
IL.   150,000  6.25% due 10/18/04..........     224,175
                                            -----------
                                              1,014,968
                                            -----------

             ITALY - 7.27%
             Republic of Italy:
Lit  1,500MM  12.00% due 9/18/98...........     937,118
Lit  1,000MM  12.00% due 6/1/01............     690,490
Lit  1,500MM  12.00% due 1/1/02............   1,053,439
Lit  2,000MM  10.50% due 4/1/00............   1,286,553
Lit  1,000MM  10.50% due 7/15/00...........     649,178
Lit    500MM  10.50% due 4/1/05............     345,864
Lit    500MM  10.50% due 9/1/05............     348,225
Lit  3,400MM  10.00% due 8/1/03............   2,276,031
Lit    500MM  9.50% due 1/1/05.............     329,015
Lit    500MM  9.50% due 2/1/06.............     333,147
Lit  2,000MM  9.00% due 11/1/23............   1,299,537
Lit  2,000MM  8.50% due 1/1/99.............   1,210,894
Lit  1,000MM  8.50% due 4/1/99.............     607,454
Lit    500MM  8.50% due 8/1/99.............     304,170
Lit  1,000MM  8.50% due 4/1/04.............     627,519
Lit  1,000MM  8.50% due 8/1/04.............     627,643
                                            -----------
                                             12,926,277
                                            -----------

            JAPAN - 20.59%
            Government of Japan:
Y.    250MM  6.60% due 6/20/01............    2,551,739
Y.    320MM  6.40% due 3/20/00............    3,127,454
Y.    105MM  6.00% due 12/20/01...........    1,062,263
Y.    365MM  5.50% due 3/20/02............    3,640,597
Y.    120MM  5.00% due 12/20/02...........    1,184,749
Y.    100MM  5.00% due 9/21/09............    1,037,355
Y.    100MM  5.00% due 3/20/15............    1,053,156
Y.    250MM  4.90% due 9/20/99............    2,325,032
Y.    130MM  4.80% due 6/21/99............    1,198,858
Y.    170MM  4.60% due 6/22/98............    1,518,102

             JAPAN - Continued
Y.    127MM  4.50% due 6/20/03............  $ 1,229,866
Y.     75MM  4.50% due 12/20/04...........      733,383
Y.    150MM  4.40% due 9/22/03............    1,447,574
Y.    200MM  4.20% due 9/21/15............    1,920,137
Y.    150MM  4.10% due 6/21/04............    1,427,995
Y.    100MM  3.90% due 6/21/04............      941,005
Y.    100MM  3.80% due 9/20/16............      911,464
Y.    250MM  3.50% due 3/21/16............    2,191,498
Y.    100MM  3.30% due 6/20/06............      902,447
Y.    200MM  3.20% due 3/20/06............    1,791,842
Y.    250MM  3.00% due 9/20/05............    2,213,826
Y.    150MM  2.90% due 12/20/05...........    1,315,543
Y.    100MM  2.70% due 3/20/07............      856,677
                                            -----------
                                             36,582,562
                                            -----------

             NETHERLANDS - 4.39%
             Government of the Netherlands:
NG 1,050,000  9.00% due 10/16/00...........     623,719
NG 1,000,000  8.75% due 9/15/01............     600,780
NG   500,000  8.50% due 3/15/01............     295,059
NG   500,000  8.25% due 2/15/02............     296,749
NG   500,000  8.25% due 6/15/02............     298,179
NG   500,000  8.25% due 2/15/07............     306,372
NG 1,500,000  7.75% due 3/1/05.............     885,176
NG   500,000  7.50% due 6/15/99............     278,414
NG   500,000  7.50% due 4/15/10............     293,758
NG   750,000  7.50% due 1/15/23............     436,151
NG 1,250,000  6.50% due 7/15/98............     670,676
NG 1,250,000  6.50% due 4/15/03............     694,083
NG 1,500,000  6.00% due 1/15/06............     795,058
NG 2,000,000  5.75% due 1/15/04............   1,062,159
NG   500,000  5.75% due 2/15/07............     259,168
                                            -----------
                                              7,795,501
                                            -----------

             PORTUGAL - 0.30%
Ff 3,000,000 Republic of Portugal,
              6.625% due 5/13/08...........     540,946
                                            -----------

             SPAIN - 4.38%
             Government of Spain:
Pst     40MM  12.25% due 3/25/00...........     325,457
Pst     55MM  11.45% due 8/30/98...........     407,843
Pst    100MM  10.50% due 10/30/03..........     846,154
Pst    100MM  10.30% due 6/15/02...........     822,842

            SPAIN - Continued
Pst    100MM  10.15% due 1/31/06........... $   851,204
Pst    100MM  10.10% due 2/28/01...........     796,693
Pst     50MM  10.00% due 2/28/05...........     418,494
Pst     50MM  8.30% due 12/15/98...........     361,130
Pst     70MM  8.20% due 2/28/09............     535,701
Pst     80MM  8.00% due 5/30/04............     610,127
Pst    150MM  7.40% due 7/30/99............   1,083,495
Pst     50MM  6.75% due 4/15/00............     358,865
Ff 2,000,000  6.50% due 6/20/01............     368,424
                                            -----------
                                              7,786,429
                                            -----------

             SWEDEN - 2.97%
             Kingdom of Sweden:
SK 4,000,000  13.00% due 6/15/01...........     643,890
SK 3,500,000  11.00% due 1/21/99...........     492,990
SK 3,000,000  10.25% due 5/5/00............     435,150
SK 6,000,000  10.25% due 5/5/03............     914,158
SK 5,000,000  9.00% due 4/20/09............     736,389
SK 3,000,000  8.00% due 8/15/07............     413,274
SK 6,000,000  6.00% due 2/9/05.............     734,983
Y.     100MM  3.875% due 6/21/99...........     903,821
                                            -----------
                                              5,274,655
                                            -----------

             SWITZERLAND - 0.64%
             Government of Switzerland:
Chf  500,000  4.50% due 7/8/02.............     387,144
Chf  500,000  4.50% due 4/8/06.............     385,661
Chf  500,000  4.00% due 3/10/99............     368,363
                                            -----------
                                              1,141,168
                                            -----------

             UNITED KINGDOM - 8.80%
             Government of United Kingdom:
L.   250,000  10.00% due 2/26/01...........     447,049
L.   500,000  9.75% due 8/27/02............     909,051
L.   325,000  9.00% due 3/3/00.............     557,406
L.   400,000  9.00% due 10/13/08...........     741,044
L.   250,000  9.00% due 7/12/11............     469,542
L.   400,000  9.00% due 8/6/12.............     754,131
L.   750,000  8.75% due 8/25/17............   1,410,161
L.   500,000  8.50% due 12/7/05............     884,002
L.   500,000  8.00% due 12/7/00............     842,211
L.   550,000  8.00% due 6/10/03............     936,835
L.   500,000  8.00% due 9/25/09............     862,148
L.   500,000  8.00% due 12/7/15............     877,229


================================================================================
72                     INTERNATIONAL GOVERNMENT BOND FUND           May 31, 1997
                       STATEMENT OF NET ASSETS CONTINUED
================================================================================

   PAR                                            MARKET
  VALUE                                            VALUE
----------------------------------------------------------
             UNITED KINGDOM - Continued
L.   750,000  8.00% due 6/7/21.............   $  1,330,220
L.   500,000  7.50% due 12/7/06............        833,009
L.   100,000  7.25% due 3/30/98............        164,301
L.   500,000  7.00% due 11/6/01............        816,139
L.   750,000  6.75% due 11/26/04...........      1,200,822
L. 1,000,000  6.00% due 8/10/99............      1,608,253
                                              ------------
                                                15,643,553
                                              ------------

             UNITED STATES - 1.34%
DM 4,000,000 Federal National Mortgage
              Association,
              5.00% due 2/16/01............      2,375,519
                                              ------------

             TOTAL GOVERNMENT BONDS
             (Cost $158,485,988)...........    153,441,707
                                              ------------

            SUPRANATIONAL - 6.72%
            Asian Development Bank:
Y.      50MM  5.00% due 2/5/03.............        491,627
Y.     150MM  3.125% due 6/29/05...........      1,336,410
             Eurofima:
Ff 5,000,000  9.875% due 8/21/00...........      1,005,481
Ff 1,600,000  9.25% due 12/18/03...........        334,222
L.   250,000  7.50% due 2/5/98.............        410,242
             European Investment Bank:
Lit    400MM  10.50% due 4/30/98...........        243,737
Lit  1,100MM  10.50% due 2/7/02............        770,088
L.   250,000  9.00% due 5/14/02............        439,776
Ff 5,000,000  6.75% due 5/14/98............        889,404
Y.      25MM  6.625% due 3/15/00...........        244,740
Ff 2,000,000  6.125% due 10/8/04...........        358,466
Y.     100MM  4.625% due 2/26/03...........        967,153
Y.     100MM  3.00% due 9/20/06............        877,523
Y.      55MM Inter America Development Bank,
              6.75% due 2/20/01............        555,550
             International Bank for
              Reconstruction & Development:
Lit    150MM  10.80% due 11/13/01..........        105,399
Lit  1,000MM  10.625% due 3/27/98..........        608,604
Lit    200MM  9.45% due 8/11/03............        131,957
L.   400,000  9.25% due 7/20/07............        742,680
Y.     100MM  4.50% due 3/20/03............        964,470
Y.      50MM  4.50% due 6/20/00............        466,670
                                              ------------

            TOTAL SUPRANATIONAL
             (Cost $12,949,762)............   $ 11,944,199
                                              ------------

             CORPORATE BONDS - 4.03%

             FRANCE - 3.63%
             Credit Local de France:
Ff 2,500,000  9.25% due 12/7/99............        484,341
Lit  2,000MM  9.00% due 6/14/01............      1,268,848
Ff 5,000,000  8.875% due 6/10/02...........      1,009,810
Ff 3,000,000  6.25% due 9/27/05............        535,102
Ff 4,000,000  6.00% due 11/15/01...........        721,699
Ff10,000,000 Elf Aquitaine SA,
              7.125% due 8/11/03...........      1,881,083
Ff 3,000,000 Toyota Motor Credit,
              6.25% due 4/11/02............        547,765
                                              ------------
                                                 6,448,648
                                              ------------

             NETHERLANDS - 0.23%
NG   750,000 Aegon NV,
              7.125% due 9/1/98............        405,074
                                              ------------

             SWITZERLAND - 0.17%
Lit    500MM Union Bank of Switzerland AG,
              9.25% due 8/23/00............        315,737
                                              ------------

             TOTAL CORPORATE BONDS
             (Cost $7,604,776).............      7,169,459
                                              ------------

             TOTAL INVESTMENTS
             (Cost $179,040,526) - 97.10%..    172,555,365
             Other assets and liabilities,
              net - 2.90% .................      5,153,432
                                              ------------

             NET ASSETS (equivalent
              to $11.33 per share on
              15,679,563 shares
              outstanding) - 100% .........   $177,708,797
                                              ============



NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  15,679,563 shares outstanding...........    $    156,796
Additional paid in capital................     183,937,011
Undistributed net realized gain on
  securities..............................         136,607
Undistributed net investment income.......          84,875
Unrealized depreciation of securities and
  foreign currency translation............      (6,606,492)
                                              ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................    $177,708,797
                                              ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
         INTERNATIONAL GOVERNMENT BOND FUND - FINANCIAL STATEMENTS            73
================================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997



INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $291,931)..............  $ 9,457,681
                                                                       -----------

EXPENSES:
Advisory fees .......................................................      833,117
Custodian and accounting services....................................       55,093
Reports to shareholders..............................................       23,033
Audit fees and tax services..........................................        6,205
Directors' fees and expenses.........................................        3,967
Miscellaneous........................................................       13,825
                                                                       -----------
  Total expenses.....................................................      935,240
                                                                       -----------
NET INVESTMENT INCOME................................................    8,522,441
                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Securities........................................... $   229,409
  Foreign currency transactions........................    (375,371)      (145,962)
                                                        -----------    -----------
Net unrealized depreciation during the year:
  Securities...........................................  (7,142,937)
  Foreign currency translation.........................     (67,518)    (7,210,455)
                                                        -----------    -----------
   Net realized and unrealized loss on securities and
     foreign currencies during the year..............................   (7,356,417)
                                                                       -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $ 1,166,024
                                                                       ===========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                        1997               1996
                                                                                  ----------------------------------
OPERATIONS:
Net investment income .....................................................       $   8,522,441        $   6,255,004
Net realized gain (loss) on securities and foreign currency
  transactions ............................................................            (145,962)             795,235
Net unrealized depreciation of securities and
  translation of foreign currencies during the year .......................          (7,210,455)          (8,649,971)
                                                                                  ----------------------------------
   Increase (decrease) in net assets resulting from operations ............           1,166,024           (1,599,732)
                                                                                  ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................................................          (8,295,746)          (6,585,664)
Net realized gain on securities ...........................................            (295,588)            (127,626)
                                                                                  ----------------------------------
  Decrease in net assets resulting from distributions
   to shareholders ........................................................          (8,591,334)          (6,713,290)
                                                                                  ----------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ..........................................          72,164,939           95,539,705
Proceeds from capital stock issued for distributions reinvested ...........           8,591,334            6,713,290
                                                                                  ----------------------------------
                                                                                     80,756,273          102,252,995
Cost of capital stock repurchased .........................................         (38,005,431)         (29,290,511)
                                                                                  ----------------------------------
  Increase in net assets resulting from capital stock transactions ........          42,750,842           72,962,484
                                                                                  ----------------------------------
TOTAL INCREASE IN NET ASSETS ..............................................          35,325,532           64,649,462

NET ASSETS:
Beginning of year .........................................................         142,383,265           77,733,803
                                                                                  ----------------------------------
End of year (including undistributed net investment income
  of $84,875 and $151,884) ................................................       $ 177,708,797        $ 142,383,265
                                                                                  ==================================

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ..............................................           6,113,938            7,828,955
Shares issued for distributions reinvested ................................             729,242              556,598
Shares of capital stock repurchased .......................................          (3,236,292)          (2,423,786)
                                                                                  ----------------------------------
  Increase in shares outstanding ..........................................           3,606,888            5,961,767
Shares outstanding:
  Beginning of year .......................................................          12,072,675            6,110,908
                                                                                  ----------------------------------
  End of year .............................................................          15,679,563           12,072,675
                                                                                  ==================================





SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
74               MONEY MARKET FUND - STATEMENT OF NET ASSETS        May 31, 1997
================================================================================

   PAR                                         MARKET
  VALUE                                         VALUE
-------------------------------------------------------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 89.25%

             BANKS - REGIONAL - 1.95%
$  2,500,000 BANC ONE CORP.,
              5.57% due 6/19/97............ $ 2,493,038
                                            -----------

             BEVERAGE - SOFT DRINKS - 3.00%
             Pepsico Inc.:
   1,847,000  5.50% due 6/16/97............   1,842,767
   2,000,000  5.47% due 6/18/97............   1,994,834
                                            -----------
                                              3,837,601
                                            -----------

             CHEMICAL - MAJOR - 5.87%
             E.I. du Pont de Nemours
             and Co.:
     855,000  5.52% due 7/9/97.............     850,018
   1,600,000  5.32% due 7/16/97............   1,589,360
   2,100,000  5.27% due 7/8/97.............   2,088,626
   3,000,000 PPG Industries, Inc.,
              5.52% due 6/12/97............   2,994,940
                                            -----------
                                              7,522,944
                                            -----------

             CONSUMER FINANCE - 15.49%
             Associates Corp. of North
             America:
   1,700,000  5.61% due 7/21/97............   1,686,754
   1,250,000  5.61% due 7/28/97............   1,238,897
     950,000  5.36% due 6/18/97............     947,595
             Beneficial Corp.:
   2,000,000  5.62% due 8/4/97.............   1,980,018
     900,000  5.59% due 8/11/97............     890,078
   1,200,000  5.58% due 8/28/97............   1,183,632
   1,100,000  5.56% due 6/30/97............   1,095,073
             Commercial Credit Corp.:
     610,000  5.70% due 3/1/98.............     609,558
   1,800,000  5.61% due 7/14/97............   1,787,938
     957,000  5.61% due 8/1/97.............     947,903
   1,800,000  5.54% due 6/19/97............   1,795,014
             Sears Roebuck Acceptance
             Corp.:
   1,024,000  5.63% due 7/23/97............   1,015,673
   1,000,000  5.60% due 8/20/97............     987,556
     750,000  5.60% due 8/27/97............     739,850
   1,350,000  5.52% due 6/30/97............   1,343,997
   1,600,000  5.34% due 6/2/97.............   1,599,763
                                            -----------
                                             19,849,299
                                            -----------

             DRUGS - 3.21%
             Schering Corp.:
$  1,200,000  5.70% due 10/21/97........... $ 1,173,020
   1,000,000  5.50% due 7/1/97.............     995,416
   1,950,000  5.42% due 6/10/97............   1,947,358
                                            -----------
                                              4,115,794
                                            -----------

             ELECTRICAL EQUIPMENT - 2.69%
             General Electric Co.:
   2,000,000  5.67% due 10/20/97...........   1,955,585
   1,500,000  5.61% due 7/31/97............   1,485,975
                                            -----------
                                              3,441,560
                                            -----------

             ENTERTAINMENT - 1.55%
   1,000,000 Mattel, Inc.,
              5.72% due 7/17/97............     992,691
   1,000,000 Walt Disney Co.,
              5.60% due 8/8/97.............     989,422
                                            -----------
                                              1,982,113
                                            -----------

             FINANCE COMPANIES - 20.07%
             CIESCO L P:
   1,500,000  5.57% due 7/17/97............   1,489,324
   1,900,000  5.55% due 7/22/97............   1,885,061
   1,470,000  5.33% due 6/3/97.............   1,469,565
             CIT Group Holdings, Inc.:
   1,000,000  5.60% due 8/13/97............     988,644
   1,500,000  5.37% due 6/23/97............   1,495,078
   1,500,000  5.31% due 6/13/97............   1,497,345
   2,032,000  5.30% due 6/9/97.............   2,029,607
             Ford Motor Credit Co.:
   1,221,000  5.66% due 10/6/97............   1,196,620
     900,000  5.62% due 8/27/97............     887,777
             General Electric Capital
             Corp.:
   1,000,000  5.68% due 11/28/97...........     971,600
     450,000  5.43% due 7/18/97............     446,810
     824,000  5.35% due 6/16/97............     822,163
             General Motors Acceptance
             Corp.:
   2,000,000  5.62% due 7/10/97............   1,987,823
   3,000,000  5.60% due 6/17/97............   2,992,533
             International Lease Finance
             Corp.:
   1,000,000  5.65% due 9/12/97............     983,835
   1,205,000  5.60% due 7/30/97............   1,193,941
   2,000,000  5.30% due 6/4/97.............   1,999,117
$  1,387,000  5.23% due 6/24/97............ $ 1,382,365
                                            -----------
                                             25,719,208
                                            -----------

             FOODS - 1.16%
   1,500,000 Kellogg Co,
              5.48% due 7/16/97............   1,489,725
                                            -----------

             HOSPITAL SUPPLIES - 1.17%
   1,500,000 Abbott Laboratories,
              5.48% due 6/3/97.............   1,499,543
                                            -----------

             INFORMATION PROCESSING - 3.42%
             International Business
             Machines Corp.:
   1,000,000  5.65% due 1/22/98............     999,382
   1,200,000  5.56% due 6/26/97............   1,195,367
   2,200,000  5.54% due 7/7/97.............   2,187,812
                                            -----------
                                              4,382,561
                                            -----------

             INSURANCE - MULTILINE - 2.86%
             Marsh & McLennan Companies,
             Inc.:
   1,200,000  5.70% due 9/5/97.............   1,181,760
   1,000,000  5.64% due 9/9/97.............     984,333
   1,000,000  5.36% due 6/25/97............     996,427
     500,000  5.30% due 7/3/97.............     497,644
                                            -----------
                                              3,660,164
                                            -----------

             MACHINERY - INDUSTRIAL/
             SPECIALTY - 3.14%
   4,020,000 Cooper Industries, Inc.,
              5.67% due 6/2/97.............   4,019,367
                                            -----------

             OIL - INTEGRATED DOMESTIC - 1.92%
   2,500,000 Atlantic Richfield Co.,
              5.56% due 9/15/97............   2,459,072
                                            -----------

             SECURITIES RELATED - 4.35%
             Merrill Lynch & Co., Inc.:
   1,200,000  5.74% due 10/1/97............   1,176,657
     850,000  5.70% due 10/9/97............     832,504
     900,000  5.70% due 10/16/97...........     880,478
   1,600,000  5.70% due 11/25/97...........   1,555,160
     450,000  5.68% due 10/17/97...........     440,202
     700,000  5.45% due 9/11/97............     689,191
                                            -----------
                                              5,574,192
                                            -----------

================================================================================
May 31, 1997         MONEY MARKET FUND - STATEMENT OF NET ASSETS              75
================================================================================

   PAR                                           MARKET
  VALUE                                           VALUE
---------------------------------------------------------

             TOBACCO - 4.41%
             Philip Morris Cos Inc.:
$  1,500,000  5.60% due 6/23/97............  $  1,494,867
   1,000,000  5.58% due 8/27/97............       986,515
   3,179,000  5.29% due 6/11/97............     3,174,328
                                             ------------
                                                5,655,710
                                             ------------

             UTILITIES - COMMUNICATION - 7.95%
   1,600,000 Bellsouth Telecommunications,
             Inc.,
              5.30% due 6/4/97.............     1,599,293
             GTE Corp.:
   1,000,000  5.59% due 6/20/97............       997,050
   2,100,000  5.57% due 6/2/97.............     2,099,675
   2,700,000  5.56% due 6/10/97............     2,696,247
   2,800,000 Pacific Bell,
              5.52% due 6/5/97.............     2,798,283
                                             ------------
                                               10,190,548
                                             ------------

             UTILITIES - ELECTRIC - 5.04%
             Pacific Gas & Electric Co.:
     400,000  5.56% due 6/26/97............       398,456
   1,000,000  5.00% due 10/7/97............       997,638
             Southern California Edison Co.:
   1,500,000  5.59% due 7/15/97............     1,489,752
   1,979,000  5.54% due 6/5/97.............     1,977,782
   1,600,000  5.51% due 6/5/97.............     1,599,020
                                             ------------
                                                6,462,648
                                             ------------

             TOTAL CORPORATE SHORT TERM
             COMMERCIAL PAPER
             (Cost $114,355,087)...........   114,355,087
                                             ------------

             FOREIGN GOVERNMENT BONDS - 2.54%

             CANADA - 2.54%
             British Columbia Province:
   1,500,000  5.66% due 8/26/97............     1,479,718
     350,000  5.65% due 9/10/97............       344,452
   1,433,000  5.31% due 6/12/97............     1,430,675
                                             ------------
                                                3,254,845
                                             ------------

             TOTAL FOREIGN GOVERNMENT
             BONDS
             (Cost $3,254,845).............     3,254,845
                                             ------------


             CORPORATE SHORT TERM
             OBLIGATIONS - 3.91%

             SECURITIES RELATED - 3.91%
             Bear Stearns Co. Inc.:
$2,000,000  Floating rate note due 6/2/97,
             5.72% at 5/31/97..............  $  2,000,000
 3,000,000  Floating rate note due 6/27/97,
             5.6675% at 5/31/97............     3,000,000
                                             ------------

             TOTAL CORPORATE SHORT
             TERM OBLIGATIONS
             (Cost $5,000,000).............     5,000,000
                                             ------------

             UNITED STATES GOVERNMENT -
             SHORT TERM - 7.80%
   1,000,000 Federal Farm Credit Banks,
              5.51% due 1/2/98.............       999,178
             Federal Home Loan Banks:
   2,000,000  5.875% due 6/27/97...........     2,000,175
   1,000,000  5.875% due 2/5/98............     1,000,000
   1,000,000  5.65% due 8/12/97............     1,000,000
   1,000,000  5.46% due 12/12/97...........       999,490
             Federal National Mortgage
             Association:
   1,000,000  5.765% due 6/20/97...........     1,000,065
   1,000,000  5.60% due 1/16/98............       999,278
   1,000,000  5.42% due 12/16/97...........       998,830
   1,000,000  5.40% due 12/5/97............       999,508
                                             ------------
                                                9,996,524
                                             ------------

             TOTAL UNITED STATES
             GOVERNMENT - SHORT TERM
             (Cost $9,996,524).............     9,996,524
                                             ------------

             TOTAL INVESTMENTS
             (Cost $132,606,456) - 103.50%.   132,606,456
             Other assets and liabilities,
              net - (3.50%) ...............    (4,481,811)
                                             ------------

             NET ASSETS (equivalent
              to $1.00 per share on
              128,124,645 shares
              outstanding) - 100% .........  $128,124,645
                                             ============


NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  128,124,645 shares outstanding..........   $  1,281,246
Additional paid in capital................    126,843,399
                                             ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................   $128,124,645
                                             ============



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
76                 MONEY MARKET FUND - FINANCIAL STATEMENTS
================================================================================



STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997

INVESTMENT INCOME:
Interest ...........................................................       $6,283,155
                                                                           ----------

EXPENSES:
Advisory fees ......................................................          572,063
Custodian and accounting services ..................................           42,840
Reports to shareholders ............................................           16,152
Audit fees and tax services ........................................            4,285
Directors' fees and expenses .......................................            2,622
Miscellaneous ......................................................            7,550
                                                                           ----------
  Total expenses ...................................................          645,512
                                                                           ----------
NET INVESTMENT INCOME ..............................................        5,637,643
                                                                           ----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................       $5,637,643
                                                                           ==========

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                               1997                 1996
                                                         ----------------------------------
OPERATIONS:
Net investment income ............................       $   5,637,643        $   4,331,892
Net realized gain on securities ..................                  --                1,796
                                                         ----------------------------------
  Increase in net assets resulting from
     operations...................................           5,637,643            4,333,688
                                                         ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................          (5,637,643)          (4,331,892)
                                                         ----------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .................         294,478,892          150,153,912
Proceeds from capital stock issued for
  distributions reinvested .......................           5,637,643            4,331,892
                                                         ----------------------------------
                                                           300,116,535          154,485,804
Cost of capital stock repurchased ................        (255,609,535)        (153,123,752)
                                                         ----------------------------------
  Increase in net assets resulting from
    capital stock transactions ...................          44,507,000            1,362,052
                                                         ----------------------------------
TOTAL INCREASE IN NET ASSETS .....................          44,507,000            1,363,848

NET ASSETS:
Beginning of year ................................          83,617,645           82,253,797
                                                         ----------------------------------
End of year ......................................       $ 128,124,645        $  83,617,645
                                                         ==================================

CHANGE IN SHARES OUTSTANDING
Shares of capital stock sold .....................         294,478,892          150,153,912
Shares issued for distributions reinvested .......           5,637,643            4,331,892
Shares of capital stock repurchased ..............        (255,609,535)        (153,123,752)
                                                         ----------------------------------
  Increase in shares outstanding .................          44,507,000            1,362,052
Shares outstanding:
  Beginning of year ..............................          83,617,645           82,255,593
                                                         ----------------------------------
  End of year ....................................         128,124,645           83,617,645
                                                         ==================================



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                         NOTES TO FINANCIAL STATEMENTS                       77
===============================================================================

NOTE 1 -- ORGANIZATION

   The American General Series Portfolio Company (the "Series") consists of thirteen separate investment portfolios (the "Funds"):

      Stock Index Fund
      MidCap Index Fund
      Small Cap Index Fund
      International Equities Fund
      Growth Fund
      Growth & Income Fund
      Science & Technology Fund
      Social Awareness Fund
      Timed Opportunity Fund
      Capital Conservation Fund
      Government Securities Fund
      International Government Bond Fund
      Money Market Fund

   The Series is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Each Fund is diversified with the exception of International Government Bond Fund which is non-diversified as defined by the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A. INVESTMENT VALUATION

     Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors.

B. OPTIONS AND FUTURES

     CALL AND PUT OPTIONS. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

     FUTURES CONTRACTS. The initial margin deposit made upon entering into a futures contract is held by the custodian, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

C. REPURCHASE AGREEMENTS

     The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Adviser determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

D. FOREIGN CURRENCY TRANSLATION

     The accounting records of each Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates on transaction date.

     Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

     In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E. FEDERAL INCOME TAXES

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no federal income tax provision is required.

===============================================================================
78                    NOTES TO FINANCIAL STATEMENTS continued
===============================================================================

F. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

     Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for dividend income on certain foreign securities which is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.

G. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income monthly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.

     Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

NOTE 3 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On May 1, 1992, the Adviser entered into a sub-advisory agreement with Bankers Trust Company ("Bankers Trust"), a wholly-owned subsidiary of Bankers Trust New York Corporation, to serve as investment sub-adviser to Stock Index Fund, MidCap Index Fund, and Small Cap Index Fund. On April 29, 1994, the Adviser entered into sub-advisory agreements with T. Rowe Price Associates, Inc. to serve as investment sub-adviser to Growth Fund and Science & Technology Fund, and with Value Line, Inc., to serve as investment sub-adviser to Growth & Income Fund. Sub-advisers are compensated for such services by the Adviser.

     The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates: for Stock Index Fund, MidCap Index Fund, Small Cap Index Fund and International Equities Fund
 .35% on the first $500 million and .25% on the excess over $500 million; for Social Awareness Fund, Timed Opportunity Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund, .50%; for Growth & Income Fund, .75%; for Growth Fund, .80%; for Science & Technology Fund, .90%.

     To the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of the Fund's average daily net assets, the Adviser will voluntarily reduce expenses of any such Fund by the amount of the excess. The Adviser may withdraw this voluntary undertaking upon 30 days written notice to the Series.

     On October 31, 1996, the Series entered into an accounting services agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement VALIC will provide, or cause to be provided, certain accounting and administrative services to the Series. During the year ended May 31, 1997, the Series paid VALIC $177,947 for such services provided directly by VALIC.

     VALIC provided to the Series, at cost, certain services associated with the printing of reports to shareholders. During the fiscal year ended May 31, 1997, the Series paid $14,185 for such services.

     During the fiscal year ended May 31, 1997, security transactions were affected between the following Funds at the then current market price with no brokerage commissions incurred:

     SELLER               PURCHASER      COST TO PURCHASER   NET GAIN TO SELLER
--------------------   ----------------  -----------------   ------------------
MidCap Index Fund      Stock Index Fund      $18,552,714         $10,357,209
Stock Index Fund       MidCap Index Fund       2,869,743             898,155
Small Cap Index Fund   MidCap Index Fund         222,579              24,431



     At May 31, 1997, VALIC Separate Account A (a registered separate account of VALIC) and VALIC owned over five percent of the outstanding shares of the following Funds:

                                                    VALIC SEPARATE
                                                       ACCOUNT A      VALIC
                                                  -----------------------------
Stock Index Fund........................................96.88%
MidCap Index Fund....................................... 99.99
Small Cap Index Fund....................................100.00
International Equities Fund............................. 99.85
Growth Fund............................................. 99.65
Growth & Income Fund....................................100.00
Science & Technology Fund...............................100.00
Social Awareness Fund................................... 99.92
Timed Opportunity Fund.................................. 99.95
Capital Conservation Fund............................... 88.28         11.71
Government Securities Fund.............................. 99.99
International Government Bond Fund......................100.00
Money Market Fund....................................... 99.99

     Certain officers and directors of the Series are officers and directors of VALIC or American General Corporation.

NOTE 4 - INVESTMENT ACTIVITY

     The information in the following table is presented on the basis of cost for federal income tax purposes at May 31,1997.

                                           IDENTIFIED COST         GROSS            GROSS
                                            OF INVESTMENTS       UNREALIZED       UNREALIZED       NET UNREALIZED
                                                OWNED           APPRECIATION     DEPRECIATION       APPRECIATION
                                           ---------------     --------------    ------------     -----------------
Stock Index Fund ......................     $1,369,004,299     $1,093,563,133     $22,939,285     $ 1,070,623,848
MidCap Index Fund .....................        446,694,738        192,754,247      32,892,227         159,862,020
Small Cap Index Fund ..................        159,528,081         49,895,601      16,593,877          33,301,724
International Equities Fund ...........        142,338,365         49,620,737      14,010,791          35,609,946
Growth Fund ...........................        626,985,764        141,577,164      27,949,151         113,628,013
Growth & Income Fund ..................        164,338,119         47,553,041       2,258,925          45,294,116
Science & Technology Fund .............        670,314,391        138,673,519      21,842,133         116,831,386
Social Awareness Fund .................        129,212,877         26,488,788         554,203          25,934,585
Timed Opportunity Fund ................        151,494,008         26,592,551       1,445,300          25,147,251
Capital Conservation Fund .............         66,521,096            360,926       1,463,529          (1,102,603)
Government Securities Fund ............         82,703,670            824,489       1,085,678            (261,189)
International Government
   Bond Fund ..........................        179,040,526          4,517,896      11,003,057          (6,485,161)
Money Market Fund .....................        132,606,456                  -               -                   -

     The following net realized capital loss carryforwards at May 31, 1997, may be utilized to offset future capital gains.

                                CAPITAL LOSS CARRYFORWARD    EXPIRATION THROUGH
                                -------------------------    ------------------
Science & Technology Fund.............. $  698,127                 May 31, 2005
Capital Conservation Fund..............    574,958                 May 31, 2003
Government Securities Fund.............  2,086,592                 May 31, 2003
Money Market Fund......................      3,017                 May 31, 2005

===============================================================================
                    NOTES TO FINANCIAL STATEMENTS continued                  79
===============================================================================

     During the period, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                   COST OF        PROCEEDS FROM
                                                  SECURITIES     SECURITIES SOLD
                                                  PURCHASED         OR MATURED
                                             ----------------    ---------------
Stock Index Fund .........................       $253,120,990       $ 65,720,162
MidCap Index Fund ........................        103,367,099        119,442,770
Small Cap Index Fund .....................         74,891,949         72,465,201
International Equities Fund ..............         22,217,400         58,218,877
Growth Fund ..............................        409,714,720        215,956,220
Growth & Income Fund .....................        143,618,700         66,343,852
Science & Technology Fund ................        862,216,562        742,010,646
Social Awareness Fund ....................        152,531,401        112,152,443
Timed Opportunity Fund ...................        170,451,719        190,958,843
Capital Conservation Fund ................         30,004,835         31,751,701
Government Securities Fund ...............         41,395,354         29,171,050
International Government Bond Fund .......         46,210,209          6,470,536

NOTE 5 - PORTFOLIO SECURITIES LOANED

     To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (331/3% in the case of Growth Fund and Science & Technology
Fund) of its total assets. Any such loans will be continuously secured by collateral consisting of cash or U.S. Government securities, maintained in a segregated account, at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

     Portfolio securities on loan at May 31, 1997 are summarized as follows:

                                              MARKET VALUE     COLLATERAL VALUE
                                              ---------------------------------
Stock Index Fund .....................         $ 22,480,371      $ 22,988,564
MidCap Index Fund ....................           27,322,579        28,429,544
Small Cap Index Fund .................            9,932,026        10,487,087
International Equities Fund ..........           10,934,014        11,385,475
Growth Fund ..........................           51,328,128        52,289,867
Growth & Income Fund .................            5,811,079         6,020,652
Science & Technology Fund ............           29,419,841        30,593,344
Social Awareness Fund ................            1,680,752         1,732,462
Timed Opportunity Fund ...............              999,923         1,021,843
Capital Conservation Fund ............               11,166            11,640
Government Securities Fund ...........              312,968           316,500
                                               ------------      ------------
   Total .............................         $160,232,847      $165,276,978
                                               ============      ============

NOTE 6 - INVESTMENT CONCENTRATION

     A significant portion of Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government sponsored securities. At May 31, 1997, Government Securities Fund had 62% of its net assets invested in such securities.

     At May 31, 1997, International Government Bond Fund had 21% of its net assets invested in securities issued by the Government of Japan and an additional 6% in issues of companies located in Japan and/or denominated in Japanese Yen. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

===============================================================================
80                            FINANCIAL HIGHLIGHTS
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.

STOCK INDEX FUND


                                                                       Fiscal year ended May 31,
                                                 ----------------------------------------------------------------

                                                       1997          1996         1995          1994       1993

                                                 ----------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $    20.69    $    16.81    $    14.39    $    14.36    $  13.34
                                                 ----------------------------------------------------------------
  Income from investment operations:
    Net investment income .....................        0.39          0.39          0.37          0.35        0.34
    Net realized and unrealized gain
     on securities ............................        5.57          4.26          2.45          0.12        1.20
                                                 ----------------------------------------------------------------
    Total income from investment operations ...        5.96          4.65          2.82          0.47        1.54
                                                 ----------------------------------------------------------------
  Distributions:
    Distributions from net investment
     income ...................................       (0.39)        (0.38)        (0.37)        (0.35)      (0.34)
    Distributions from net realized gain
     on securities ............................       (0.17)        (0.39)        (0.03)        (0.09)      (0.18)
                                                 ----------------------------------------------------------------
    Total distributions .......................       (0.56)        (0.77)        (0.40)        (0.44)      (0.52)
                                                 ----------------------------------------------------------------
Net asset value at end of period ..............  $    26.09    $    20.69    $    16.81    $    14.39    $  14.36
                                                 ================================================================
TOTAL RETURN ..................................       29.24%        28.17%        19.98%         3.29%      11.74%
                                                 ================================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....        0.34%         0.35%         0.38%         0.39%       0.43%
  Ratio of net investment income to
   average net assets .........................        1.76%         2.05%         2.44%         2.44%       2.52%
  Portfolio turnover rate .....................           3%            3%           14%            3%          1%
  Number of shares outstanding at end
   of period (000's) ..........................      93,687        85,117        75,451        75,494      66,224
  Net assets at end of period (000's) .........  $2,444,200    $1,760,786    $1,267,992    $1,086,459    $951,200
  Average net assets during the
   period (000's) .............................  $2,019,826    $1,498,398    $1,140,085    $1,030,581    $836,510
  Average commission rate paid ................  $   0.0281           n/a           n/a           n/a         n/a


MIDCAP INDEX FUND

                                                               Fiscal year ended May 31,
                                                 --------------------------------------------------------

                                                     1997        1996        1995        1994        1993

                                                 --------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $  19.09    $  15.68    $  14.54    $  14.38    $  12.86
                                                 --------------------------------------------------------
  Income from investment operations:
    Net investment income .....................      0.24        0.24        0.26        0.23        0.24
    Net realized and unrealized gain
     on securities ............................      2.95        4.06        1.59        0.28        1.93
                                                 --------------------------------------------------------
    Total income from investment operations ...      3.19        4.30        1.85        0.51        2.17
                                                 --------------------------------------------------------
  Distributions:
    Distributions from net investment
     income ...................................     (0.24)      (0.24)      (0.26)      (0.23)      (0.24)
    Distributions from net realized gain
     on securities ............................     (1.21)      (0.65)      (0.45)      (0.12)      (0.41)
                                                 --------------------------------------------------------
    Total distributions .......................     (1.45)      (0.89)      (0.71)      (0.35)      (0.65)
                                                 --------------------------------------------------------
Net asset value at end of period ..............  $  20.83    $  19.09    $  15.68    $  14.54    $  14.38
                                                 --------------------------------------------------------
TOTAL RETURN ..................................     17.48%      28.10%      13.26%       3.52%      17.21%
                                                 ========================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.40%       0.41%       0.44%       0.46%       0.47%
  Ratio of net investment income to
   average net assets .........................      1.24%       1.36%       1.73%       1.62%       1.79%
  Portfolio turnover rate .....................        19%         21%         23%         17%          5%
  Number of shares outstanding at end
   of period (000's) ..........................    29,137      28,322      25,988      24,001      14,673
  Net assets at end of period (000's) .........  $607,061    $540,688    $407,557    $349,041    $210,931
  Average net assets during the
   period (000's) .............................  $554,397    $477,372    $376,486    $285,247    $154,979
  Average commission rate paid ................  $ 0.0277         n/a         n/a         n/a         n/a





SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED                      81
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.

SMALL CAP INDEX FUND



                                                                  Fiscal year ended May 31,
                                                 -------------------------------------------------------

                                                    1997        1996        1995        1994      1993

                                                 -------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $  16.25   $   12.49    $  11.52    $  11.28    $  9.93
                                                 -------------------------------------------------------
  Income from investment operations:
   Net investment income ......................      0.19        0.20        0.17        0.13       0.15
Net realized and unrealized gain
     on securities ............................      0.93        4.04        0.97        0.58       1.48
                                                 -------------------------------------------------------
   Total income from investment
     operations ...............................      1.12        4.24        1.14        0.71       1.63
                                                 -------------------------------------------------------
Distributions:
   Distributions from net investment income ...     (0.19)      (0.20)      (0.17)      (0.13)     (0.15)
   Distributions from net realized gain
     on securities ............................     (1.00)      (0.28)         --       (0.34)     (0.13)
                                                 -------------------------------------------------------
  Total distributions .........................     (1.19)      (0.48)      (0.17)      (0.47)     (0.28)
                                                 -------------------------------------------------------
Net asset value at end of period ..............  $  16.18    $  16.25    $  12.49    $  11.52    $ 11.28
                                                 =======================================================
TOTAL RETURN ..................................      7.51%      34.50%       9.98%       6.18%     16.64%
                                                 =======================================================

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets .......      0.41%       0.41%       0.44%       0.47%      0.47%
Ratio of net investment income to
  average net assets ..........................      1.34%       1.36%       1.44%       1.10%      1.40%
Portfolio turnover rate .......................        42%         31%         34%         16%        20%
Number of shares outstanding at
  end of period (000's) .......................    11,893      11,129      10,136       9,381      3,687
Net assets at end of period (000's)  ..........  $192,459    $180,785    $126,567    $108,050    $41,581
Average net assets during the period (000's) ..  $178,368    $150,448    $120,298    $ 70,690    $22,142
Average commission rate paid ..................  $ 0.0297         n/a         n/a         n/a        n/a


INTERNATIONAL EQUITIES FUND

                                                                  Fiscal year ended May 31,
                                                 -------------------------------------------------------

                                                    1997        1996        1995        1994       1993

                                                 -------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $  11.15    $  10.42    $  10.14    $   8.99    $  8.03
                                                 -------------------------------------------------------
  Income from investment operations:
   Net investment income ......................      0.20        0.17        0.15        0.11       0.18
   Net realized and unrealized gain
     on securities and foreign currencies .....      0.63        0.97        0.34        1.17       0.93
                                                 -------------------------------------------------------
     Total income from investment
      operations ..............................      0.83        1.14        0.49        1.28       1.11
                                                 -------------------------------------------------------
  Distributions:
   Distributions from net investment income ...     (0.19)      (0.17)      (0.15)      (0.11)     (0.15)
   Distributions from net realized gain
     on securities ............................     (0.35)      (0.24)      (0.06)      (0.02)      --
                                                 -------------------------------------------------------
   Total distributions ........................     (0.54)      (0.41)      (0.21)      (0.13)     (0.15)
                                                 -------------------------------------------------------
Net asset value at end of period ..............  $  11.44    $  11.15    $  10.42    $  10.14    $  8.99
                                                 =======================================================
TOTAL RETURN ..................................      7.74%      11.14%       4.92%      14.31%     14.18%
                                                 =======================================================

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets .......      0.42%       0.42%       0.45%       0.47%      0.53%
Ratio of net investment income to
  average net assets ..........................      1.75%       1.65%       1.47%       1.43%      2.33%
Portfolio turnover rate .......................        12%         20%         14%          7%         9%
Number of shares outstanding at
  end of period (000's) .......................    15,857      18,497      20,074      17,273      7,429
Net assets at end of period (000's)  ..........  $181,437    $206,259    $209,091    $175,183    $66,809
Average net assets during the period (000's) ..  $191,117    $204,792    $199,235    $117,264    $45,509
Average commission rate paid ..................  $ 0.0236         n/a         n/a         n/a        n/a




SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
82                       FINANCIAL HIGHLIGHTS CONTINUED
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.

GROWTH FUND

                                                                                 PERIOD FROM
                                                   FISCAL YEAR ENDED MAY 31,    APRIL 29, 1994
                                                 -------------------------------       TO
                                                    1997        1996        1995  MAY 31, 1994
                                                 ---------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $  16.49    $  11.43    $   9.87    $10.00(1)
                                                 ---------------------------------------------
  Income (loss) from investment operations:
    Net investment income .....................      0.02        0.11        0.04      0.01
    Net realized and unrealized gain (loss)
     on securities ............................      1.45        5.27        1.56     (0.13)
                                                 ---------------------------------------------
    Total income (loss) from investment
     operations ...............................      1.47        5.38        1.60     (0.12)
                                                 ---------------------------------------------
  Distributions:
    Distributions from net investment income ..     (0.01)      (0.09)      (0.04)    (0.01)
    Distributions from net realized gain (loss)
     on securities ............................     (0.33)      (0.23)         --        --
                                                 ---------------------------------------------
    Total distributions .......................     (0.34)      (0.32)      (0.04)    (0.01)
                                                 ---------------------------------------------
Net asset value at end of period ..............  $  17.62    $  16.49    $  11.43    $ 9.87
                                                 =============================================
TOTAL RETURN ..................................      9.00%      47.46%      16.25%    (1.19)%
                                                 =============================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.86%       0.83%       0.91%     0.08%
  Ratio of net investment income to
   average net assets .........................      0.09%       0.89%       0.41%     0.11%
  Portfolio turnover rate .....................        40%         36%         61%        0%
  Number of shares outstanding at end
   of period (000's) ..........................    42,422      25,826       8,800     1,001
  Net assets at end of period (000's)  ........  $747,654    $425,787    $100,614    $9,885
  Average net assets during the period (000's)   $588,056    $238,228    $ 42,232    $9,944
  Average commission rate paid ................  $ 0.0499         n/a         n/a       n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.



GROWTH & INCOME FUND


                                                                                 PERIOD FROM
                                                   FISCAL YEAR ENDED MAY 31,    APRIL 29, 1994
                                                 -------------------------------       TO
                                                    1997        1996        1995  MAY 31, 1994
                                                 ---------------------------------------------
PER SHARE DATA
Net asset value at beginning of period .........  $  14.78    $  11.09    $  9.87    $10.00(1)
                                                 ---------------------------------------------
  Income (loss) from investment operations:
    Net investment income ......................      0.10        0.08       0.09      0.02
    Net realized and unrealized gain (loss)
     on securities .............................      2.38        3.77       1.22     (0.13)
                                                 ---------------------------------------------
    Total income (loss) from investment
     operations ................................      2.48        3.85       1.31     (0.11)
                                                 ---------------------------------------------
  Distributions:
    Distributions from net investment income ...     (0.10)      (0.07)     (0.09)    (0.02)
    Distributions from net realized gain (loss)
     on securities .............................     (0.29)      (0.09)      --        --
                                                 ---------------------------------------------
    Total distributions ........................     (0.39)      (0.16)     (0.09)    (0.02)
                                                 ---------------------------------------------
Net asset value at end of period ...............  $  16.87    $  14.78    $ 11.09    $ 9.87
                                                 =============================================
TOTAL RETURN ...................................     17.08%      34.85%     13.35%    (1.11)%
                                                 =============================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ......      0.81%       0.79%      0.86%     0.07%
  Ratio of net investment income to
   average net assets ..........................      0.70%       0.63%      0.93%     0.22%
  Portfolio turnover rate ......................        45%         64%        97%       11%
  Number of shares outstanding at end
   of period (000's) ...........................    12,422       7,685      3,867     1,002
  Net assets at end of period (000's)  .........  $209,545    $113,546    $42,867    $9,890
  Average net assets during the period (000's) .  $161,226    $ 75,158    $21,910    $9,946
  Average commission rate paid .................  $ 0.0500         n/a        n/a       n/a


(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.





SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED                      83
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.

SCIENCE & TECHNOLOGY FUND


                                                                                   PERIOD FROM
                                                     FISCAL YEAR ENDED MAY 31,    APRIL 29, 1994
                                                 -------------------------------       TO
                                                    1997       1996        1995    MAY 31, 1994
                                                 ----------------------------------------------

PER SHARE DATA
Net asset value at beginning of period ........  $  20.48    $  14.43    $   9.83    $ 10.00(1)
                                                 ----------------------------------------------
  Income (loss) from investment operations:
    Net investment income .....................      --          --          0.03       --
    Net realized and unrealized gain (loss)
     on securities and foreign currencies .....      0.33        8.08        4.72      (0.17)
                                                 ----------------------------------------------
   Total income (loss) from investment
     operations ...............................      0.33        8.08        4.75      (0.17)
                                                 ----------------------------------------------
  Distributions:
    Distributions from net investment income ..      --          --         (0.02)      --
    Distributions from net realized gain
     on securities ............................     (0.93)      (2.03)      (0.13)      --
                                                 ----------------------------------------------
   Total distributions ........................     (0.93)      (2.03)      (0.15)      --
                                                 ----------------------------------------------
Net asset value at end of period ..............  $  19.88    $  20.48    $  14.43    $  9.83
                                                 ==============================================
TOTAL RETURN ..................................      1.81%      58.28%      48.61%     (1.66)%
                                                 ==============================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.96%       0.94%       1.00%      0.08%
  Ratio of net investment income to
   average net assets .........................     (0.29)%     (0.07)%      0.36%      0.04%
  Portfolio turnover rate .....................       122%        116%        121%         0%
  Number of shares outstanding at end
   of period (000's) ..........................    40,484      27,696      11,550      1,001
  Net assets at end of period (000's)  ........  $804,982    $567,187    $166,683    $ 9,834
  Average net assets during the period (000's)   $664,608    $363,087    $ 64,974    $ 9,918
  Average commission rate paid ................  $ 0.0393         n/a         n/a        n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.



SOCIAL AWARENESS FUND


                                                           FISCAL YEAR ENDED MAY 31,
                                                 ----------------------------------------------
                                                  1997      1996      1995     1994      1993
                                                 ----------------------------------------------
PER SHARE DATA
Net asset value at beginning of period.......    $15.49    $13.02    $11.98   $12.12    $11.43
                                                 ----------------------------------------------
  Income from investment operations:
    Net investment income....................      0.24      0.26      0.27     0.26     0.24
    Net realized and unrealized gain (loss)
     on securities...........................      4.19      3.37      1.75    (0.02)    1.22
                                                 ----------------------------------------------
    Total income from investment operations..      4.43      3.63      2.02     0.24     1.46
                                                 ----------------------------------------------
  Distributions:
    Distributions from net investment
     income..................................     (0.24)    (0.25)    (0.27)   (0.26)   (0.24)
    Distributions from net realized gain
     on securities...........................     (1.78)    (0.91)    (0.71)   (0.12)   (0.53)
                                                 ----------------------------------------------
    Total distributions......................     (2.02)    (1.16)    (0.98)   (0.38)   (0.77)
                                                 ----------------------------------------------
Net asset value at end of period.............    $17.90    $15.49    $13.02   $11.98   $12.12
                                                 ==============================================
TOTAL RETURN.................................     30.48%    28.85%    18.19%    1.97%   13.08%
                                                 ==============================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets....      0.56%     0.56%    0.58%     0.60%    0.63%
  Ratio of net investment income to
   average net assets........................      1.53%     1.80%     2.22%    2.19%    2.14%
  Portfolio turnover rate....................       109%      117%      148%      83%     106%
  Number of shares outstanding at end
   of period (000's).........................     8,677     5,220     4,143    3,817    2,819
  Total net assets at end of period (000's)..  $155,349   $80,887   $53,927  $45,729  $34,166
  Average net assets during the
   period (000's)............................  $106,139   $66,888   $47,942  $41,002  $26,920
  Average commission rate paid...............   $0.0400       n/a       n/a      n/a      n/a




SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
84                       FINANCIAL HIGHLIGHTS CONTINUED
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.

TIMED OPPORTUNITY FUND


                                                                  Fiscal year ended May 31,
                                                 --------------------------------------------------------

                                                    1997        1996        1995        1994       1993

                                                 --------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $  12.55    $  11.24    $  10.84    $  11.18    $  10.66
                                                 --------------------------------------------------------
  Income from investment operations:
    Net investment income .....................      0.77        0.44        0.44        0.37        0.35
    Net realized and unrealized gain (loss)
     on securities ............................      1.44        1.53        0.82       (0.15)       0.61
                                                 --------------------------------------------------------
    Total income from investment operations ...      2.21        1.97        1.26        0.22        0.96
                                                 --------------------------------------------------------
  Distributions:
    Distributions from net investment
     income ...................................     (0.78)      (0.44)      (0.44)      (0.37)      (0.35)
    Distributions from net realized gain
     on securities ............................     (1.41)      (0.22)      (0.42)      (0.19)      (0.09)
                                                 --------------------------------------------------------
    Total distributions .......................     (2.19)      (0.66)      (0.86)      (0.56)      (0.44)
                                                 --------------------------------------------------------
Net asset value at end of period ..............  $  12.57    $  12.55    $  11.24    $  10.84    $  11.18
                                                 ========================================================
TOTAL RETURN ..................................     15.89%      17.90%      12.43%       1.86%       9.17%
                                                 ========================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.57%       0.57%       0.58%       0.59%       0.70%
  Ratio of net investment income to
   average net assets .........................      3.26%       3.62%       4.03%       3.24%       3.28%
  Portfolio turnover rate .....................       103%        119%        133%         76%         78%
 Number of shares outstanding at end
   of period (000's) ..........................    14,107      15,142      16,319      17,956      14,758
  Total net assets at end of period (000's) ...  $177,347    $190,024    $183,393    $194,576    $165,002
  Average net assets during the
   period (000's) .............................  $179,615    $187,576    $186,487    $185,036    $ 151,450
  Average commission rate paid ................  $ 0.0401         n/a         n/a         n/a         n/a


CAPITAL CONSERVATION FUND


                                                                  Fiscal year ended May 31,
                                                ---------------------------------------------------------

                                                    1997        1996        1995        1994       1993

                                                ---------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period          $  9.23     $9.52    $9.13    $9.87     $9.29
                                                ---------------------------------------------------------
  Income (loss) from investment operations:
    Net investment income...........               0.62      0.62      0.63     0.61     0.65
    Net realized and unrealized gain (loss)
     on securities..................               0.08     (0.29)     0.39    (0.69)    0.58
                                                ---------------------------------------------------------
    Total income (loss) from investment
     operations.....................               0.70      0.33      1.02    (0.08)    1.23
                                                ---------------------------------------------------------
  Distributions:
    Distributions from net investment
     income.........................              (0.62)    (0.62)    (0.63)   (0.61)   (0.65)
                                                ---------------------------------------------------------
    Distributions from net realized gain
     on securities..................                  -         -         -    (0.05)    -
    Total distributions.............              (0.62)    (0.62)    (0.63)   (0.66)   (0.65)
                                                ---------------------------------------------------------
Net asset value at end of period....            $  9.31     $9.23     $9.52    $9.13    $9.87
                                                =========================================================
TOTAL RETURN........................               7.75%     3.41%    11.80%   (1.13)%  13.60%
                                                =========================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets          0.57%     0.57%     0.58%    0.59%    0.67%
  Ratio of net investment income to
   average net assets...............               6.59%     6.47%     6.88%    6.24%    6.77%
  Portfolio turnover rate...........                 45%       80%      100%      55%      58%
  Number of shares outstanding at end
   of period (000's)................              7,168     7,604     6,935    6,712    5,095
  Total net assets at end of period (000's)     $66,747   $70,212   $66,031  $61,305  $50,290
  Average net assets during the
   period (000's)...................            $69,352   $70,271   $61,568  $59,210  $43,316




SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED                      85
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.

GOVERNMENT SECURITIES FUND


                                                                  Fiscal year ended May 31,
                                                 -----------------------------------------------------

                                                    1997        1996       1995       1994      1993

                                                 -----------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $   9.61    $   9.89    $  9.55    $ 10.30    $  9.84
                                                 -----------------------------------------------------
  Income (loss) from investment operations:
    Net investment income .....................      0.59        0.61       0.60       0.55       0.61
    Net realized and unrealized gain (loss)
     on securities ............................      0.06       (0.28)      0.35      (0.59)      0.59
                                                 -----------------------------------------------------
    Total income (loss) from investment
     operations ...............................      0.65        0.33       0.95      (0.04)      1.20
                                                 -----------------------------------------------------
  Distributions:
    Distributions from net investment
     income ...................................     (0.59)      (0.61)     (0.61)     (0.55)     (0.61)
                                                 -----------------------------------------------------
    Distributions from net realized gain
     on securities ............................      --          --         --        (0.16)     (0.13)
                                                 -----------------------------------------------------
    Total distributions .......................     (0.59)      (0.61)     (0.61)     (0.71)     (0.74)
Net asset value at end of period ..............  $   9.67    $   9.61    $  9.89    $  9.55    $ 10.30
                                                 =====================================================
TOTAL RETURN ..................................      6.94%       3.32%     10.43%     (0.66)%    12.56%
                                                 =====================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.56%       0.56%      0.58%      0.59%      0.67%
  Ratio of net investment income to
   average net assets .........................      6.11%       6.21%      6.36%      5.44%      6.08%
  Portfolio turnover rate .....................        38%         36%       229%        85%       105%
  Number of shares outstanding at end
   of period (000's) ..........................     8,672       8,164      5,478      4,544      3,110
  Total net assets at end of period (000's) ...  $ 83,827    $ 78,423    $54,174    $43,401    $32,023
  Average net assets during the
   period (000's) .............................  $ 83,293    $ 68,017    $45,200    $41,596    $26,145


INTERNATIONAL GOVERNMENT BOND FUND


                                                                  Fiscal year ended May 31,
                                                 -----------------------------------------------------

                                                    1997        1996       1995       1994      1993

                                                 -----------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $  11.79    $  12.72    $ 10.97    $ 11.16    $ 10.43
                                                 -----------------------------------------------------
  Income (loss) from investment operations:
    Net investment income .....................      0.63        0.65       0.65       0.62       0.76
    Net realized and unrealized gain (loss)
     on securities and foreign currencies .....     (0.49)      (0.89)      1.80      (0.20)      0.70
                                                 -----------------------------------------------------
    Total income (loss) from investment
     operations ...............................      0.14       (0.24)      2.45       0.42       1.46
                                                 -----------------------------------------------------
  Distributions:
    Distributions from net investment
     income ...................................     (0.58)      (0.68)     (0.70)     (0.60)     (0.73)
    Distributions from net realized gain
     on securities ............................     (0.02)      (0.01)      --        (0.01)      --
                                                 -----------------------------------------------------
      Total distributions .....................     (0.60)      (0.69)     (0.70)     (0.61)     (0.73)
                                                 -----------------------------------------------------
Net asset value at end of period ..............  $  11.33    $  11.79    $ 12.72    $ 10.97    $ 11.16
                                                 =====================================================
TOTAL RETURN ..................................      1.13%      (1.91)%    23.23%      3.87%     14.50%
                                                 =====================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.56%       0.56%      0.59%      0.48%      0.14%
  Ratio of net investment income to
   average net assets .........................      5.13%       5.45%      5.83%      5.87%      7.02%
  Portfolio turnover rate .....................         4%         11%         6%         3%        26%
  Number of shares outstanding at end
   of period (000's) ..........................    15,680      12,073      6,111      3,741      2,062
  Total net assets at end of period (000's) ...  $177,709    $142,383    $77,734    $41,028    $23,009
  Average net assets during the
   period (000's) .............................  $166,147    $114,693    $51,451    $33,561    $18,135




SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
86                       FINANCIAL HIGHLIGHTS CONTINUED
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date.


MONEY MARKET FUND


                                                                Fiscal year ended May 31,
                                                 ----------------------------------------------------

                                                    1997       1996        1995      1994      1993

                                                 ----------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                 ----------------------------------------------------
  Income from investment operations:
    Net investment income .....................      0.05       0.05       0.05       0.03       0.03
                                                 ----------------------------------------------------
  Distributions:
    Distributions from net investment income ..     (0.05)     (0.05)     (0.05)     (0.03)     (0.03)
                                                 ----------------------------------------------------
Net asset value at end of period ..............  $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                 ====================================================
TOTAL RETURN ..................................      5.02%      5.26%      4.90%      2.83%      2.85%
                                                 ====================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.57%      0.57%      0.57%      0.58%      0.63%
  Ratio of net investment income to
   average net assets .........................      4.95%      5.14%      4.75%      2.78%      2.81%
  Number of shares outstanding at end of
   period (000's) .............................   128,125     83,618     82,256     50,534     45,323
  Total net assets at end of period (000's) ...  $128,125    $83,618    $82,254    $50,533    $45,322
  Average net assets during the
   period (000's) .............................  $113,882    $84,271    $67,021    $46,222    $45,562


===============================================================================
                         REPORT OF INDEPENDENT AUDITORS
===============================================================================


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
AMERICAN GENERAL SERIES PORTFOLIO COMPANY

We have audited the accompanying statements of net assets of Stock Index Fund, MidCap Index Fund, Small Cap Index Fund, International Equities Fund, Growth Fund, Growth & Income Fund, Science & Technology Fund, Social Awareness Fund, Timed Opportunity Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund (such "Funds" comprising the American General Series Portfolio Company) as of May 31, 1997. We have also audited for each of the Funds the related statement of operations for the year ended May 31, 1997, the statement of changes in net assets for each of the two years in the period ended May 31, 1997, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company at May 31, 1997, the results of their operations and the changes in their net assets for the periods identified above, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                                              ERNST & YOUNG LLP
Houston, Texas
July 10, 1997

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                         REPORT OF INDEPENDENT AUDITORS                      87
===============================================================================


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
AMERICAN GENERAL SERIES PORTFOLIO COMPANY

We have audited the accompanying statements of net assets of Stock Index Fund, MidCap Index Fund, Small Cap Index Fund, International Equities Fund, Growth Fund, Growth & Income Fund, Science & Technology Fund, Social Awareness Fund, Timed Opportunity Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund (such "Funds" comprising the American General Series Portfolio Company) as of May 31, 1997. We have also audited for each of the Funds the related statement of operations for the year ended May 31, 1997, the statement of changes in net assets for each of the two years in the period ended May 31, 1997, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company at May 31, 1997, the results of their operations and the changes in their net assets for the periods identified above, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                         /s/ ERNST & YOUNG LLP

                                                             ERNST & YOUNG LLP
Houston, Texas
July 10, 1997

===============================================================================
                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY
===============================================================================


BOARD OF DIRECTORS                            SHAREHOLDER SERVICE AGENT
Stephen D. Bickel                             The Variable Annuity Life
Norman Hackerman                              Insurance Company (VALIC)
John W. Lancaster                             2929 Allen Parkway
Ben H. Love                                   Houston, Texas 77019
Joe C. Osborne
F. Robert Paulsen                             OFFICERS
Peter V. Tuters                               Stephen D. Bickel,
R. Miller Upton                                  Chairman and President
Thomas L. West, Jr.                           Thomas L. West, Jr.,
                                                 Executive Vice President
DISTRIBUTOR                                   Norman Jaskol,
The Variable Annuity Marketing                   Vice President and
Company (VAMCO)                                  Senior Investment Officer
2929 Allen Parkway                            Brent C. Nelson,
Houston, Texas 77019                             Vice President
                                              Teresa S. Moro,
CUSTODIAN                                        Vice President and
State Street Bank and Trust Company              Investment Officer
225 Franklin Street                           John W. Mossbarger,
Boston, Massachusetts 02110                      Vice President and
                                                 Investment Officer
INVESTMENT ADVISER                            Leon A. Olver,
The Variable Annuity Life                        Vice President and
Insurance Company (VALIC)                        Investment Officer
2929 Allen Parkway                            William Trimbur, Jr.,
Houston, Texas 77019                             Vice President and
                                                 Investment Officer
INVESTMENT SUB-ADVISERS                       Cynthia A. Toles,
Bankers Trust Company                            General Counsel
1 Bankers Trust Plaza                            and Secretary
New York, New York 10006                      Gregory R. Seward,
                                                 Treasurer
T. Rowe Price Associates, Inc.                Kathryn A. Pearce,
100 East Pratt Street                            Controller
Baltimore, Maryland 21202                     David H. den Boer,
                                                 Assistant Secretary
Value Line, Inc.                              Debra A. Yeang,
220 East 42nd Street                             Assistant Treasurer
New York, New York 10017-5891                 Kay Kramer,
                                                 Assistant Controller
INDEPENDENT AUDITORS
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010


   This report is for the information of the shareholders and variable contract owners participating in the American General Series Portfolio Company. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

   If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

   "Standard & Poor's(R)", "Standard & Poor's MidCap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

                                 [VALIC LOGO]
      (C) 1997 The Variable Annuity Life Insurance Company, Houston Texas
        VALIC is a registered service mark of The Variable Annuity Life
                               Insurance Company
                                VA 9530 VER 5/97

                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY

                           PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements Included in the Prospectus:


      Financial Highlights for each of the fiscal periods through May 31, 1997 for each Fund (audited).


      Audited Financial Statements for each Fund, incorporated by reference into the Statement of Additional Information:


         Statements of Net Assets as of May 31, 1997 (Statement of Assets and Liabilities as of May 31, 1997 and Investment Portfolio as of May 31, 1997 in the case of International Government Bond Fund)



         Statements of Operations for the fiscal year ended May 31, 1997



         Statements of Changes in Net Assets for each of the two fiscal years in the period ended May 31, 1997


         Notes to Financial Statements

         Financial Highlights

         Report of Independent Auditors

(b)  Exhibits


     1.  (A)  Articles of Incorporation(1)
         (B)  Articles Supplementary to the Articles of Incorporation, effective
              April 10, 1990(2)
         (C)  Articles Supplementary to the Articles of Incorporation, effective
         September 28, 1990(2)
         (D) Amendment One to the Articles of Incorporation, effective October 1,
             1991(3)
         (E)  Amendment Two to the Articles of Incorporation, effective May 1,
              1992(4)
         (F)  Articles Supplementary to the Articles of Incorporation, effective May
              1, 1992(4)
         (G)  Articles Supplementary to the Articles of Incorporation, effective
              January 20, 1994(5)
         (H)  Articles Supplementary to the Articles of Incorporation, effective
              February 4, 1994(5)
         (I)  Articles Supplementary to the Articles of Incorporation, effective
              February 4, 1994(5)
         (J)  Articles Supplementary to the Articles of Incorporation, effective May
              1, 1995(6)
         (K)  Articles of Amendment to the Articles of Incorporation, effective
              October 1, 1997.

     2.  By-Laws of Registrant, as amended and restated October 29, 1991(3)

     3.  Not applicable

     4.  Not applicable

     5.  (A) Amended and Restated Investment Advisory Agreement between Registrant and The Variable Annuity Life Insurance Company (with revised fee schedule effective October 1, 1992)(4)
         (B) Investment Advisory Agreement (Form ii) between Registrant and VALIC
         (with revised fee Schedule A effective May 2, 1994(7)
         (C) Investment Sub-Advisory Agreement between VALIC and Bankers Trust
             Company(4)

         (D) Investment Sub-Advisory Agreement between VALIC and T. Rowe Price
         Associates, Inc.(8)
         (E) Investment Sub-Advisory Agreement between VALIC and Value Line, Inc.(8)
     6.  (A) Distribution Agreement between the Registrant and The Variable Annuity
         Marketing Company(3)
         (B) Amended and Restated Distribution Agreement between Registrant and The
         Variable Annuity Marketing Company, effective June 1, 1996.
     7.  Not Applicable

     8.  (A)(1)  Custodian Contract between Registrant and State Street Bank and
                 Trust Company(9)

            (2)  Custodian Fee Schedule between Registrant and State Street Bank and
                 Trust Company.

            (3)  Amendment to Custodian Contract between Registrant and State Street
                 Bank and Trust Company.

            (4)  Custodian Fee Schedule between Registrant and State Street Bank and
                 Trust Company.

         (B)     Securities Lending Authorization Agreement as Amended between
                 Registrant and State Street Bank and Trust Company(6)

         (C)(1)  Canada Sub-Custodial Agreement between State Street Bank and Trust
                 Company and Canada Trust Company(9)

            (2)  Sub-Custodial Agreements between State Street Bank and Trust Company and:(3)
                    (i)  Den Danske Bank -- Copenhagen
                   (ii)  Sumitomo Trust and Banking Co., Ltd. -- Tokyo
                  (iii)  State Street Bank and Trust Company -- London

            (3)  Additional Sub-Custodial Agreements between State Street Bank and
                 Trust Company and(10)
                    (i)  Westpac Banking Corporation -- Sydney
                   (ii)  GiroCredit Bank Aktiengesellschaft der Sparkassen -- Vienna
                  (iii)  Generale Bank -- Brussels
                   (iv)  Canada Trustco Mortgage Company -- Toronto
                    (v)  Merita Bank Limited
                   (vi)  Banque Paribas -- Paris
                  (vii)  Standard Chartered Bank -- Hong Kong
                 (viii)  Bank of Ireland -- Dublin
                   (ix)  Standard Chartered Bank Malaysia Berhad
                    (x)  MeesPierson N.V. -- Amsterdam

                   (xi)  ANZ Banking Group (New Zealand) Limited -- Wellington
                  (xii)  Christiania Bank of Kreditkasse -- Oslo
                 (xiii)  The Development Bank of Singapore Ltd. -- Singapore

                  (xiv)  Banco Santander, S.A. -- Madrid

                   (xv)  Skandinaviska Enskilda Banken -- Stockholm

                  (xvi)  Union Bank of Switzerland -- Zurich

            (4)  Additional Sub-Custodial Agreement between State Street Bank and
                 Trust Company and Citibank, N.A., Mexico -- Mexico City(11)

            (5)  Additional Sub-Custodial Agreements between State Street Bank and
                 Trust Company and(13)

                    (i)  Dresdner Bank AG -- Frankfurt

                   (ii)  Banque Paribas -- Milan

                  (iii)  The Fuji Bank, Limited -- Tokyo

                   (iv)  The Daiwa Bank, Limited -- Tokyo

     9.  (A) Transfer Agency and Service Agreement between Registrant and The
         Variable Annuity Life Insurance Company(12)

         (B) Accounting Services Agreement between Registrant and The Variable
         Annuity Life Insurance Company, effective October 31, 1996.

    10.  Opinion and consent of Counsel(5)

    11.  Consent of Independent Auditors

    12.  Not Applicable

    13.  (A) Subscription Agreement between the Registrant and The Variable Annuity
         Life Insurance Company regarding the initial capitalization of Growth
             Fund(8)
         (B) Subscription Agreement between the Registrant and The Variable Annuity
         Life Insurance Company regarding the initial capitalization of Growth &
             Income Fund(8)
         (C) Subscription Agreement between the Registrant and The Variable Annuity
         Life Insurance Company regarding the initial capitalization of Science &
             Technology Fund.(8)

    14.  Not Applicable.

    15. Not Applicable

    16. Calculation of Performance Information.

    17. Financial Data Schedule (Exhibit 27 for purposes of electronic filing).

    18. Not Applicable

    19. Specimen Price Make-Up Sheet dated May 31, 1997.

    20. Copies of manually signed powers of attorney for American General Series
        Portfolio Company Directors Norman Hackerman, John Wm. Lancaster, R.
        Miller Upton, F. Robert Paulsen, Ben H. Love and Peter V. Tuters.(5)

---------------

 1. Incorporated herein by reference to Post-Effective Amendment Number 6 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 1985 (File No. 2-83631/811-3738).

 2. Incorporated herein by reference to Post-Effective Amendment Number 16 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on August 1, 1991 (File No. 2-83631/811-3738).

 3. Incorporated herein by reference to the Company's Form N-14 registration statement filed with the Securities and Exchange Commission on January 27, 1992 (File No. 33-45217).

 4. Incorporated herein by reference to Post-Effective Amendment Number 18 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on September 14, 1992 (File No. 2-83631/811-3738).

 5. Incorporated herein by reference to Post-Effective Amendment Number 20 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on February 10, 1994 (File No. 2-83631/811-3738).

 6. Incorporated herein by reference to Post-Effective Amendment Number 24 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on August 1, 1995 (File No. 2-83631/811-3738).

 7. Incorporated herein by reference to Post-Effective Amendment Number 23 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on August 2, 1994 (File No. 2-83631/811-3738).

 8. Incorporated herein by reference to Post-Effective Amendment Number 21 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on April 8, 1994 (File No. 2-83631/811-3738).

 9. Incorporated herein by reference to Post-Effective Amendment Number 15 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on August 2, 1990 (file No. 2-83631/811-3738).

10. Incorporated herein by reference to Post-Effective Amendment Number 19 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on July 30, 1993 (File No. 2-83631/811-3738).

11. Incorporated herein by reference to Post-Effective Amendment Number 23 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on August 2, 1994 (File No. 2-83631/811-3738).

12. Incorporated herein by reference to Post-Effective Amendment Number 7 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on September 25, 1986 (File No. 2-83631/811-3738).


13. Incorporated herein by reference to Post-Effective Amendment Number 24 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on September 17, 1996 (File No. 2-83631/811-3738).


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


    No person is controlled by or under common control with the Registrant. All of the outstanding common stock of the Registrant is, or will be, owned by The Variable Annuity Insurance Company ("VALIC"), a Texas life insurance corporation, VALIC Separate Account A, a separate account of VALIC which is registered as a unit investment trust under the Investment Company Act of 1940 (File No. 811-3240/33-75292); American General Life Insurance Company ("AGL") Separate Account A and Separate Account D, unit investment trusts registered as investment companies under the 1940 Act, affiliates of VALIC; AGL Separate Account B, a unit investment trust that is exempt from registering as an investment company under the 1940 Act; and two employee thrift plans maintained by VALIC and/or American General Corporation. Therefore, various companies affiliated with VALIC may be deemed to be under common control with the Registrant. These companies, together with their states of incorporation, and the identity of the owners of their common stock, are set forth in Exhibit 21 of the Form 10-K of American General Corporation filed for the year ended December 31, 1996 (File No. 1-7981), which is incorporated herein by this reference.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


    As of May 31, 1997, the number of record holders of each class of Registrant's securities was as follows:



                                                                   (2)
                            (1)                                 NUMBER OF
                       TITLE OF CLASS                         RECORD HOLDERS
                       --------------                         --------------
Stock Index Fund                                                Seven
  (common stock, $0.01 par value)
MidCap Index Fund                                                Two
  (common stock, $0.01 par value)
Small Cap Index Fund                                             One
  (common stock, $0.01 par value)
International Equities Fund                                      Two
  (common stock, $0.01 par value)
Growth Fund                                                     Four
  (common stock, $0.01 par value)

                                                                   (2)
                            (1)                                 NUMBER OF
                       TITLE OF CLASS                         RECORD HOLDERS
                       --------------                         --------------
Growth & Income Fund                                             One
  (common stock, $0.01 par value)
Science & Technology Fund                                        One
  (common stock, $0.01 par value)
Social Awareness Fund                                            Two
  (common stock, $0.01 par value)
Asset Allocation Fund                                            Two
  (common stock, $0.01 par value)
Capital Conservation Fund                                       Three
  (common stock, $0.01 par value)
Government Securities Fund                                       Two
  (common stock, $0.01 par value)
International Government Bond Fund                               One
  (common stock, $0.01 par value)
Money Market Fund                                               Three
  (common stock, $0.01 par value)


ITEM 27.  INDEMNIFICATION

    Incorporated herein by reference to Post-Effective Amendment Number 20 to the Company's Form N-1A Registration Statement filed with the Securities and Exchange Commission on February 20, 1994 (File No. 2-83631/811-3738).

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISERS

    During the last two fiscal years, VALIC has not engaged in any business of a substantial nature other than that described below. VALIC is a stock life insurance company organized under the Texas Insurance Code. VALIC's principal business consists of issuing fixed and variable retirement annuity contracts. VALIC serves, and has served, during the past two fiscal years, as investment adviser to the Registrant. VALIC also is the depositor of VALIC Separate Account A, registered unit investment trust.

    Bankers Trust Company ("BTC") serves as the investment sub-adviser for the Stock Index Fund, the MidCap Index Fund, and the Small Cap Index Fund. BTC is a state bank that specializes in global merchant banking. Value Line, Inc. ("Value Line") serves as investment sub-adviser to the Growth and Income Fund. Value Line manages a number of affiliated mutual funds and acts as investment adviser for a number of individuals, trusts, corporations and institutions. T. Rowe Price Associates, Inc. ("T. Rowe Price") serves investment sub-adviser for the Science & Technology Fund. T. Rowe Price and its subsidiaries serve as investment advisers to individual and institutional investors (including mutual funds).

    Set out below is a list of each director and officer of VALIC and each sub-adviser, indicating each other business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. Unless otherwise specified, the principal business address of each organization listed in the table below is:
(a) in the case of directors and officers of VALIC, 2929 Allen Parkway, Houston, Texas 77019; (b) in the case of directors and officers of BTC, 130 Liberty Street, New York, New York 10006; (c) in the case of directors and officers of Value Line, 220 East 42nd Street (6th floor), New, York, New York 10017; and (d) in the case of directors and officers of T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202. See also the information set out under the caption "Directors and Officers" in Part B of this Registration Statement, which is incorporated herein by reference to the extent applicable.

                                     VALIC


                NAME                              COMPANY                         TITLE
                ----                              -------                         -----
Stephen D. Bickel....................  VALIC                          Chairman of the Board and
                                                                        Chief Executive Officer
                                       VAMCO                          Chairman of the Board
                                       AGSPC                          Chairman of the Board and
                                                                        President
Robert M. Devlin.....................  VALIC                          Senior Chairman of the Board
                                       American General Corporation   Chairman of the Board and
                                                                        Chief Executive Officer
James S. D'Agostino, Jr..............  VALIC                          Vice Chairman of the Board
                                       American General Corporation   President
Jon P. Newton........................  VALIC                          Vice Chairman of the Board
Craig R. Rodby.......................  VALIC                          Vice Chairman of the Board
Thomas L. West, Jr. .................  VALIC                          Director and President
                                       VAMCO                          Director
Peter V. Tuters......................  VALIC                          Director, Vice President and
                                                                        Chief Investment Officer
                                       American General Corporation   Senior Vice President and
                                                                        Chief Investment Officer
Joe C. Osborne.......................  VALIC                          Director and Senior Vice
                                                                        President -- Marketing
                                       VAMCO                          Director and President
                                       AGSPC                          Director
Brent C. Nelson......................  VALIC                          Director, Senior Vice
                                                                      President and Controller
                                       AGSPC                          Vice President
Norman Jaskol........................  VALIC                          Vice President and Managing
                                                                        Director -- Investments
                                       AGSPC                          Vice President and Senior
                                                                        Investment Officer
Ronald E. Kopke......................  VALIC                          Vice President -- Sales
                                                                        Operations
                                       VAMCO                          Senior Vice President
Cynthia A. Toles.....................  VALIC                          Secretary
                                       VAMCO                          Director, Secretary and
                                                                        Assistant Treasurer
                                       AGSPC                          General Counsel and Secretary
Jane E. Bates........................  VALIC                          Chief Compliance Officer
                                       VAMCO                          Treasurer
Julia S. Tucker......................  VALIC                          Investment Officer
                                       American General Corporation   Vice President -- Investment
                                                                        Research
Henry D. Adkins......................  VALIC                          Real Estate Investment Officer
                                       American General Realty        Vice President
                                         Investment Corporation

                NAME                              COMPANY                         TITLE
                ----                              -------                         -----
Lawrence Kupstas.....................  VALIC                          Real Estate Investment Officer
                                                                        and Assistant Secretary
                                       American General Realty        Vice President
                                         Investment Corporation
Rembert R. Owen, Jr. ................  VALIC                          Real Estate Investment Officer
                                                                        and Assistant Secretary
                                       American General Realty        Vice President
                                         Investment Corporation
Jocelyn M. Sears.....................  VALIC                          Real Estate Investment Officer
                                                                        and Assistant Secretary
                                       American General Realty
                                         Investment Corporation
D. Lynne Walters.....................  VALIC                          Tax Officer
                                       VAMCO                          Tax Officer
                                       American General Corporation   Vice President -- Taxes
Kimberly C. Sellers..................  VALIC                          Assistant Tax Officer
                                       American General Realty        Assistant Tax Officer
                                         Investment Corporation
James L. Gleaves.....................  VALIC                          Assistant Treasurer
                                       American General Corporation   Vice President and Treasurer
Gregory R. Seward....................  VALIC                          Assistant Controller
                                       AGSPC                          Treasurer
Kathryn A. Pearce....................  AGSPC                          Controller
John R. Madsen.......................  VALIC                          Assistant Secretary
Otto B. Gerlach, III.................  VALIC                          Assistant Secretary
                                       American General Corporation   Assistant Secretary and
                                                                        Director -- Shareholder
                                                                        Services
Patricia W. Neighbors................  VALIC                          Assistant Secretary
                                       American General Corporation   Assistant Secretary


                                 BANKERS TRUST


                NAME                              COMPANY                         TITLE
                ----                              -------                         -----
George B. Beitzel....................  Bankers Trust New York         Director
                                         Corporation
                                       Bankers Trust Company          Director
                                       International Business         Retired Senior Vice President
                                         Machines Corporation           and Director
                                       Phillips Petroleum Company     Director
                                         and Rohm and Haas Company
Phillip A. Griffiths.................  Bankers Trust New York         Director
                                         Corporation
                                       Bankers Trust Company          Director
                                       Institute for Advanced Study

                NAME                              COMPANY                         TITLE
                ----                              -------                         -----
William R. Howell....................  Bankers Trust New York         Director
                                         Corporation
                                       Bankers Trust Company          Director
                                       J.C. Penney Company, Inc.      Chairman Emeritus
                                       Exxon Corporation;             Director
                                         Halliburton Company, and
                                         Warner-Lambert Corp.
Vernon E. Jordan, Jr. ...............  Bankers Trust New York         Director
                                         Corporation
                                       Bankers Trust Company          Director
                                       Akin, Gump, Straus Hauer &     Senior Partner
                                         Feld, LLP
                                       American Express Company;      Director
                                       Dow Jones, Inc.; J.C. Penney
                                         Company, Inc.; Revlon Group
                                         Incorporated; Ryder System,
                                         Inc.; Sara Lee Corporation;
                                         Union Carbide Corporation,
                                         and Xerox Corporation
Hamish Maxwell.......................  Bankers Trust New York         Director
                                         Corporation
                                       Bankers Trust Company          Director
                                       Philip Morris Companies, Inc.  Retired Chairman and Chief
                                                                        Executive Officer
                                       The News Corporation Limited   Director
N. J. Nicholas Jr. ..................  Bankers Trust New York         Director
                                         Corporation
                                       Bankers Trust Company          Director
                                       Time Warner Inc.               Former President, Co-Chief
                                                                        Executive Officer and
                                                                        Director
                                       Xerox Corporation              Director
Donald L. Staheli....................  Bankers Trust New York         Director
                                         Corporation
                                       Bankers Trust Company          Director
                                       Continental Grain Company      Chairman of the Board and
                                                                        Chief Executive Officer
                                       ContiFinancial Corporation     Director
                                       National Committee on United   Director
                                         States -- China Relations
                                       America-China Society          Director
                                       U.S.-Russia Trade Council      Director
                                       The Points of Light            Director
                                         Foundation
                                       New York City Partnership      Director
                                       US-China Business Council      Director
                                       Council on Foreign Relations   Member
                                       National Advisory Council of   Member of the Executive
                                       Brigham Young University         Committee
                                       Marriott School of Management
                                       American Graduate School of    Trustee
                                         International Management

                NAME                              COMPANY                         TITLE
                ----                              -------                         -----
Russell E. Palmer...................  Bankers Trust New York Corporation     Director
                                      Bankers Trust Company                  Director
                                      The Palmer Group                       Chairman and Chief Executive Officer
                                      Allied-Signal Inc.; Federal Home Loan  Director
                                        Mortgage Corporation; GTE
                                        Corporation; May Department Stores
                                        Company, and Safeguard Scientifics,
                                        Inc.
                                      Radnor Venture Partners Advisory       Member
                                        Board
Frank N. Newman.....................  Bankers Trust New York Corporation     Chairman of the Board, Chief
                                                                               Executive Officer and President and
                                                                               Director
                                      Bankers Trust Company                  Chairman of the Board, Chief
                                                                               Executive Officer and President
                                                                               and Director
                                      Carnegie Hall                          Director
                                      Cornell University Medical College     Member, Board of Overseers
                                      Cornell University Graduate School of  Member, Board of Overseers
                                        Medical Sciences
                                      Dow Jones, Inc.                        Director
Patricia Carry Stewart..............  Bankers Trust New York Corporation     Director
                                      Bankers Trust Company                  Director
                                      The Edna McConnell Clark Foundation    Former Vice President (Retired)
                                      Community Foundation for Palm Beach    Board Member
                                        and Martin Counties
George J. Vojta.....................  Bankers Trust New York Corporation     Vice Chairman of the Board and
                                                                               Director
                                      Bankers Trust Company                  Vice Chairman of the Board and
                                                                               Director
                                      Northwest Airlines and Private Export  Director
                                        Funding Corp.
                                      New York State Banking Board           Director
                                      St. Lukes Roosevelt Hospital           Trustee
                                      New York City Partnership              Partner
                                      Wharton Financial Services Center      Chairman
Richard H. Daniel...................  Bankers Trust New York Corporation     Vice Chairman, Chief Financial
                                                                               Officer and Controller
                                      Bankers Trust Company                  Senior Managing Director, Chief
                                                                               Financial Officer and Controller

                                   VALUE LINE

                NAME                              COMPANY                         TITLE
                ----                              -------                         -----
Jean Bernhard Buttner................  Value Line, Inc.               Chairman of the Board,
                                                                        President and Chief
                                                                        Executive Officer
                                       Arnold Bernhard & Co., Inc.    Chairman of the Board,
                                                                        President and Chief
                                                                        Executive Officer
                                       Value Line Funds and Value     Chairman
                                         Line Securities, Inc.

Samuel Eisenstadt....................  Value Line, Inc.               Senior Vice President and
                                                                        Director
David T. Henigson....................  Value Line, Inc.; Arnold       Vice President, Treasurer and
                                       Bernhard & Co., Inc., and        Director
                                         Value Line Securities, Inc.
                                       Value Line Funds               Vice President, Secretary and
                                                                        Treasurer
Howard A. Brecher....................  Value Line, Inc.               Vice President, Secretary and
                                                                        Director
                                       Arnold Bernhard & Co., Inc.    Secretary and Treasurer
Harold Bernhard, Jr. ................  Value Line, Inc.               Director
                                                                      Administrative Law Judge
William S. Kanaga....................  Value Line, Inc.               Director
                                       Advisory Board of Ernst &      Retired Chairman
                                         Young
W. Scott Thomas......................  Value Line, Inc.               Director
                                       Brobeck, Phleger & Harrison,   Partner
                                         attorneys

                                 T. ROWE PRICE


                NAME                              COMPANY                         TITLE
                ----                              -------                         -----
James E. Halbkat, Jr. ...............  T. Rowe Price                  Director
                                       U.S. Monitor Corporation       President
Richard L. Menshel...................  T. Rowe Price                  Director,
                                         The Goldman Sachs Group,       Limited Partner
                                         L.P.
John W. Rosenblum....................  T. Rowe Price                  Director
                                       The Jepson School of           Dean
                                         Leadership Studies,
                                         University of Richmond
                                       Chesapeake Corporation;        Director
                                       Cadmus Communications
                                         Corp., Comdial Corp. and
                                         Cone Mills Corp.
Robert L. Strickland.................  T. Rowe Price                  Director
                                       Lowe's Companies, Inc.         Chairman
                                       Hannaford Bros., Co.           Director
Philip C. Walsh......................  T. Rowe Price                  Director
                                       Cyprus Amax Minerals           Consultant
                                         Corporation
Anne Marie Whittmore.................  T. Rowe Price                  Director
                                       McGuire, Wood, Battle & Booth  Partner
                                       Owens & Minor Inc.             Director
                                       USF&G Corp & James River
                                         Corp.
                                       Albemarle Corp.
George J. Collins....................  T. Rowe Price                  Director
                                       Price-Fleming                  Director
George A. Roche......................  T. Rowe Price                  Chairman of the Board and
                                                                        President
                                       Price-Fleming                  Director
M. David Testa.......................  T. Rowe Price                  Managing Director
                                       Price-Fleming                  Chairman of the Board
Henry H. Hopkins.....................  T. Rowe Price                  Director and Managing Director
                                       Price-Fleming                  Vice President
Charles P. Smith.....................  T. Rowe Price                  Managing Director
                                       Price-Fleming                  Vice President
Peter Van Dyke.......................  T. Rowe Price                  Managing Director
                                       Price-Fleming                  Vice President
Robert P. Campbell...................  T. Rowe Price                  Vice President
                                       Price-Fleming                  Executive Vice President
Roger L. Fiery III...................  T. Rowe Price                  Vice President
                                       Price-Fleming                  Vice President
Michael J. Conelius..................  T. Rowe Price                  Vice President
                                       Price-Fleming                  Vice President
R. Aran Gordon.......................  T. Rowe Price                  Vice President
                                       Price-Fleming                  Vice President

                NAME                              COMPANY                         TITLE
                ----                              -------                         -----
Veena A. Kutler......................  T. Rowe Price                  Vice President
                                       Price-Fleming                  Vice President
Heather R. Landon....................  T. Rowe Price                  Vice President
                                       Price-Fleming                  Vice President
Nancy M. Morris......................  T. Rowe Price                  Vice President
                                       Price-Fleming                  Vice President
Robert W. Smith......................  T. Rowe Price                  Vice President
                                       Price-Fleming                  Vice President
George A. Murnaghan..................  T. Rowe Price                  Managing Director
                                       Price-Fleming                  Executive Vice President
William F. Wendler, II...............  T. Rowe Price                  Vice President
                                       Price-Fleming                  Vice President
Edward A. Wiese......................  T. Rowe Price                  Vice President
                                       Price-Fleming                  Vice President
Alvin M. Younger, Jr. ...............  T. Rowe Price                  Chief Financial Officer,
                                                                        Managing Director, Secretary
                                                                        and Treasurer
                                       Price-Fleming                  Secretary and Treasurer
Nolan L. North.......................  T. Rowe Price                  Vice President and Assistant
                                                                        Treasurer
                                       Price-Fleming                  Assistant Treasurer
Barbara A. Van Horn..................  T. Rowe Price                  Assistant Secretary
                                       Price-Fleming                  Assistant Secretary


ITEM 29.  PRINCIPAL UNDERWRITERS.

    (a) The Variable Annuity Marketing Company ("VAMCO") acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for VALIC Separate Account A.

    (b) The following information is furnished with respect to each officer and director of VAMCO.


         NAME AND PRINCIPAL                POSITIONS AND OFFICES           POSITIONS AND OFFICES
          BUSINESS ADDRESS                       WITH VAMCO                 WITH THE REGISTRANT
         ------------------                ---------------------           ---------------------
Stephen D. Bickel....................  Chairman of the Board           Chairman and President
                 (*)
Thomas L. West Jr....................  Director                        Director and Executive Vice
                                                                         President
                 (*)
Joe C. Osborne.......................  Director and President          Director
                 (*)
Cynthia A. Toles.....................  Director, Secretary and         General Counsel and Secretary
                                         Assistant Treasurer
                 (*)
Ronald E. Kopke......................  Senior Vice President                         --
                 (*)
Jane E. Bates........................  Treasurer                                     --
                 (*)
D. Lynne Walters.....................  Tax Officer                                   --
                 (*)

         NAME AND PRINCIPAL                POSITIONS AND OFFICES           POSITIONS AND OFFICES
          BUSINESS ADDRESS                       WITH VAMCO                 WITH THE REGISTRANT
         ------------------                ---------------------           ---------------------
Todd M. Adams........................  Vice President                                --
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
Bill Scott...........................  Vice President                                --
Two Summit Park Dr.
Suite 410
Independence, OH 44131
Ed Boero.............................  Vice President                                --
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
Steven P. Boero......................  Vice President                                --
1900 O'Farrell Street
Suite 390
San Mateo, CA 94403-1311
James J. Costello....................  Vice President                                --
1767 Sentry Pkwy West 19
Suite 300
Blue Bell, PA 19422
Paige T. Davis.......................  Vice President                                --
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
George E. Downing....................  Vice President                                --
100 Ashford Center North
Suite 100
Atlanta, GA 30338
Robert G. Fillmore...................  Vice President                                --
90 Woodbridge Center Dr.
Suite 300
Woodbridge, NJ 07095
James K. Graham......................  Vice President                                --
1301 West Long Lake Road
Suite 340
Troy, MI 48098
Richard R. Gumpert...................  Vice President                                --
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
Thomas N. Lange......................  Vice President                                --
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
Alden D. Lewis.......................  Vice President                                --
1800 S.W. First Avenue
Suite 505
Portland, OR 97201

         NAME AND PRINCIPAL                POSITIONS AND OFFICES           POSITIONS AND OFFICES
          BUSINESS ADDRESS                       WITH VAMCO                 WITH THE REGISTRANT
         ------------------                ---------------------           ---------------------
David R. Lyle........................  Vice President                                --
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
Sharon J. Novickas...................  Vice President                                --
230 West Monroe
Suite 1900
Chicago, IL 60606
Robert A. Obester....................  Vice President                                --
800 Gessner
Suite 1280
Houston, TX 77024
Evan Cole............................  Vice President                                --
410 Amherst Street
Suite 250
Nashua, NH 03063
William G. Tubbs.....................  Vice President                                --
550 Congressional Blvd.
Suite 280
Carmel, IN 46032
Donald R. Van Putten.................  Vice President                                --
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
Joe H. Connell.......................  Vice President                                --
10851 N. Black Canyon Hwy.
Suite 700
Phoenix, AZ 85029


---------------

(*) 2929 Allen Parkway, Houston, Texas 77019

    (c) Not Applicable

ITEM 30.  LOCATION OF BOOKS AND RECORDS.

    The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of either:

         THE DEPOSITOR:

        The Variable Annuity Life Insurance Company
         2929 Allen Parkway
         Houston, Texas 77019

         THE PRINCIPAL UNDERWRITER:

        The Variable Annuity Marketing Company
         2929 Allen Parkway
         Houston, Texas 77019

         THE CUSTODIAN:

         The State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts 02110

         INVESTMENT SUB-ADVISERS:

         Bankers Trust Company
         One Bankers Trust Plaza
         130 Liberty Street, 36th Floor
         New York, New York 10006

         T. Rowe Price Associates, Inc.
         100 East Pratt Street
         Baltimore, Maryland 21202

         Value Line, Inc.
         220 East 42nd Street, 6th Floor
         New York, New York 10017-5981

ITEM 31.  MANAGEMENT SERVICES.

    There is no management-related service contract not discussed in Parts A or B of this Form N-1A

ITEM 32.  UNDERTAKINGS.

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Series Portfolio Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, and State of Texas, on the 31st day of July, 1997.


                                        AMERICAN GENERAL SERIES
                                         PORTFOLIO COMPANY



                                        By: /s/ STEPHEN D. BICKEL
                                            --------------------------------
                                            Stephen D. Bickel
                                            Chairman of the Board of
                                            Directors and President


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                          Title                        Date
---------                          -----                        ----

/s/ STEPHEN D. BICKEL              Chairman of the Board of     July 31, 1997
------------------------------     Directors and President
Stephen D. Bickel

/s/ THOMAS L. WEST, JR.            Director and Executive       July 31, 1997
------------------------------     Vice President
Thomas L. West, Jr.

/s/ GREGORY R. SEWARD              Treasurer                    July 31, 1997
------------------------------
Gregory R. Seward

/s/ JOE C. OSBORNE                 Director                     July 31, 1997
------------------------------
Joe C. Osborne

Signature                          Title                        Date
---------                          -----                        ----

*                                  Director                     July 31, 1997
------------------------------
Norman Hackerman

*                                  Director                     July 31, 1997
------------------------------
John W. Lancaster

*                                  Director                     July 31, 1997
------------------------------
Ben H. Love

*                                  Director                     July 31, 1997
------------------------------
F. Robert Paulsen

*                                  Director                     July 31, 1997
------------------------------
Peter V. Tuters

*                                  Director                     July 31, 1997
------------------------------
R. Miller Upton



By: /s/ David M. Leahy                                          July 31, 1997
    --------------------------
    David M. Leahy
    Attorney-in-Fact

                                 EXHIBIT INDEX


        EXHIBIT
         NUMBER
        -------
         1.(K)           -- Articles of Amendment to the Articles of Incorporation.
         6.(B)           -- Amended and Restated Distribution Agreement between
                            Registrant and The Variable Annuity Marketing Company.
         8.(A)(2)        -- Custodian Fee Schedule between Registrant and State
                            Street Bank and Trust Company.
         8.(A)(3)        -- Amendment to Custodian Contract between Registrant and
                            State Street Bank and Trust Company.
         8.(A)(4)        -- Custodian Fee Schedule between Registrant and State
                            Street Bank and Trust Company.
         9.(B)           -- Accounting Services Agreement between Registrant and The
                            Variable Annuity Life Insurance Company.
        11.              -- Consent of Independent Auditors.
        16.              -- Calculation of Performance Information.
        17.              -- Financial Data Schedule. (Exhibit 27 for purposes of
                            electronic filing).
        19.              -- Specimen Price Make-Up Sheet dated May 31, 1997.


---------------

* Page numbers inserted in manually signed copy only.